                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21145

                           --------------------------

                           SPDR(R) INDEX SHARES FUNDS
                           --------------------------
               (Exact name of registrant as specified in charter)

                 One Lincoln Street, Boston, Massachusetts 02111
                           --------------------------
               (Address of principal executive offices) (zip code)

                              Ryan M. Louvar, Esq.
                       State Street Bank and Trust Company
                           One Lincoln Street- CPH0326
                                Boston, MA 02111
                     (Name and address of agent for service)

                                    Copy to:

                              W. John McGuire, Esq.
                           Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                              Washington, DC 20004

     Registrant's telephone number, including area code: (866) 787-2257

Date of fiscal year end: September 30

Date of reporting period: March 31, 2008

ITEM 1: SHAREHOLDER REPORT

SEMI-ANNUAL REPORT March 31, 2008














[STATE STREET GLOBAL ADVISORS LOGO]           PRECISE IN A WORLD THAT ISN'T(SM).

TABLE OF CONTENTS


PERFORMANCE & PORTFOLIO SUMMARY
  DJ STOXX 50(R) ETF (FEU).......................................     1
  DJ EURO STOXX 50(R) ETF (FEZ)..................................     4
  SPDR(R) S&P(R) EMERGING ASIA PACIFIC ETF (GMF).................     7
  SPDR(R) S&P(R) CHINA ETF (GXC).................................    10
  SPDR(R) S&P(R) EMERGING MARKETS ETF (GMM)......................    13
  SPDR(R) S&P(R) BRIC 40 ETF (BIK)...............................    16
  SPDR(R) S&P(R) EMERGING EUROPE ETF (GUR).......................    19
  SPDR(R) S&P(R) EMERGING LATIN AMERICA ETF (GML)................    22
  SPDR(R) S&P(R) EMERGING MIDDLE EAST & AFRICA ETF (GAF).........    25
  SPDR(R) S&P(R) WORLD EX-US ETF (GWL)...........................    28
  SPDR(R) S&P(R) INTERNATIONAL SMALL CAP ETF (GWX)...............    31
  SPDR(R) S&P(R) INTERNATIONAL DIVIDEND ETF (DWX)................    34
  SPDR(R) DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF (RWX)........    35
  SPDR(R) FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF (GII).....    38
  SPDR(R) MSCI ACWI EX-US ETF (CWI)..............................    41
  SPDR(R) RUSSELL/NOMURA PRIME(TM) JAPAN ETF (JPP)...............    44
  SPDR(R) RUSSELL/NOMURA SMALL CAP(TM) JAPAN ETF (JSC)...........    47
SCHEDULES OF INVESTMENTS
  DJ STOXX 50(R) ETF (FEU).......................................    50
  DJ EURO STOXX 50(R) ETF (FEZ)..................................    51
  SPDR(R) S&P(R) EMERGING ASIA PACIFIC ETF (GMF).................    52
  SPDR(R) S&P(R) CHINA ETF (GXC).................................    55
  SPDR(R) S&P(R) EMERGING MARKETS ETF (GMM)......................    58
  SPDR(R) S&P(R) BRIC 40 ETF (BIK)...............................    64
  SPDR(R) S&P(R) EMERGING EUROPE ETF (GUR).......................    65
  SPDR(R) S&P(R) EMERGING LATIN AMERICA ETF (GML)................    66
  SPDR(R) S&P(R) EMERGING MIDDLE EAST & AFRICA ETF (GAF).........    68
  SPDR(R) S&P(R) WORLD EX-US ETF (GWL)...........................    70
  SPDR(R) S&P(R) INTERNATIONAL SMALL CAP ETF (GWX)...............    77
  SPDR(R) S&P(R) INTERNATIONAL DIVIDEND ETF (DWX)................    83
  SPDR(R) DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF (RWX)........    85
  SPDR(R) FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF (GII).....    87
  SPDR(R) MSCI ACWI EX-US ETF (CWI)..............................    89
  SPDR(R) RUSSELL/NOMURA PRIME(TM) JAPAN ETF (JPP)...............    96
  SPDR(R) RUSSELL/NOMURA SMALL CAP(TM) JAPAN ETF (JSC)...........   101
FINANCIAL STATEMENTS.............................................   106
FINANCIAL HIGHLIGHTS.............................................   124
NOTES TO FINANCIAL STATEMENTS....................................   132
OTHER INFORMATION................................................   141

                     (streetTRACKS Logo/semi-annual report)
                      DJ STOXX 50 ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/15/02, 10/21/02, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR DJ STOXX 50 ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.30%.

  PERFORMANCE AS OF MARCH 31, 2008


 ---------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET         DOW JONES STOXX 50 INDEX
                                             VALUE       VALUE
 ---------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 3/31/08                -10.93%     -11.29%                 -10.87%
 ---------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/08                   -0.19%      -0.87%                  -0.12%
 ---------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 3/31/08                39.26%      38.44%                  40.11%
 ---------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 3/31/08                138.37%     138.02%                 140.80%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     117.60%     117.14%                 119.90%
 ---------------------------------------------------------------------------------------------------





 ---------------------------------------------------------------------------------------------------

                                                          AVERAGE ANNUAL TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET         DOW JONES STOXX 50 INDEX
                                             VALUE       VALUE
 ---------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/08                  -0.19%      -0.87%                   -0.12%
 ---------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 3/31/08               11.67%      11.45%                   11.90%
 ---------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 3/31/08                18.97%      18.94%                   19.22%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     15.30%      15.25%                   15.52%
 ---------------------------------------------------------------------------------------------------




 (1) For the period October 15, 2002 to March 31, 2008.

                     [streetTRACKS Logo/semi-annual report]
                DJ STOXX 50 ETF--PERFORMANCE SUMMARY (continued)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
DJ STOXX 50 ETF (Based on Net Asset Value)


 [Line Graph]

                                           DOW JONES
                                            STOXX 50
                                            INDEX -
                              DJ STOXX     US DOLLAR
                               50 ETF     DENOMINATED
                              --------    -----------
10/15/02                      10000.00      10000.00
12/31/02                      10059.00       9978.00
3/31/03                        9129.00       9132.00
6/30/03                       11098.00      11096.00
9/30/03                       11279.00      11287.00
12/31/03                      13631.00      13660.00
3/31/04                       13384.00      13423.00
6/30/04                       13524.00      13552.00
9/30/04                       13776.00      13815.00
12/31/04                      15710.00      15814.00
3/31/05                       15626.00      15695.00
6/30/05                       15612.00      15682.00
9/30/05                       16751.00      16856.00
12/31/05                      16872.00      16994.00
3/31/06                       18242.00      18401.00
6/30/06                       18818.00      18954.00
9/30/06                       19666.00      19835.00
12/31/06                      21383.00      21577.00
3/31/07                       21801.00      22014.00
6/30/07                       23864.00      24079.00
9/30/07                       24429.00      24672.00
12/31/07                      24300.00      24556.00
3/31/08                       21760.00      21990.00

                     [streetTRACKS Logo/semi-annual report]
                       DJ STOXX 50 ETF--PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2008

 ------------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              NESTLE SA        HSBC HOLDINGS PLC     BP PLC        VODAFONE GROUP     TOTAL SA
 ------------------------------------------------------------------------------------------------------------------------------
  MARKET VALUE                               $5,036,005     4,998,377             4,903,496     4,068,264          4,022,253

 ------------------------------------------------------------------------------------------------------------------------------
  % OF NET ASSETS                          4.6%             4.5                   4.4           3.7                3.6
 ------------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2008*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Banks                                        26.4%
Oil & Gas                                    12.9
Health Care                                  11.8
Telecommunications                            9.9
Basic Resources                               7.4
Food & Beverages                              7.0
Insurance                                     6.6
Technology                                    4.6
Utilities                                     4.5
Industrial Goods & Services                   2.2
Automobiles & Parts                           1.9
Chemicals                                     1.5
Retail                                        1.4
Personal & Household Goods                    0.9
Short Term Investments                        0.0**
Other Assets & Liabilities                    1.0
----------------------------------------------------
TOTAL                                       100.0%
----------------------------------------------------



   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

                     [streetTRACKS Logo/semi-annual report]
                    DJ EURO STOXX 50 ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/15/02, 10/21/02, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR DJ EURO STOXX 50 ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.30%.

  PERFORMANCE AS OF MARCH 31, 2008


 ---------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET       DOW JONES EURO STOXX 50 INDEX
                                             VALUE       VALUE
 ---------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 3/31/08                 -7.40%      -7.55%                  -7.32%
 ---------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/08                    6.18%       5.74%                   6.02%
 ---------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 3/31/08                56.17%      56.95%                  56.03%
 ---------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 3/31/08                192.96%     192.92%                 192.22%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     168.01%     167.77%                 167.54%
 ---------------------------------------------------------------------------------------------------





 ---------------------------------------------------------------------------------------------------

                                                          AVERAGE ANNUAL TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET       DOW JONES EURO STOXX 50 INDEX
                                             VALUE       VALUE
 ---------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/08                   6.18%       5.74%                    6.02%
 ---------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 3/31/08               16.02%      16.21%                   15.99%
 ---------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 3/31/08                23.98%      23.98%                   23.92%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     19.78%      19.76%                   19.74%
 ---------------------------------------------------------------------------------------------------




 (1) For the period October 15, 2002 to March 31, 2008.

                     [streetTRACKS Logo/semi-annual report]
              DJ EURO STOXX 50 ETF--PERFORMANCE SUMMARY (continued)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
DJ EURO STOXX 50 ETF (Based on Net Asset Value)


[Line Graph]

                                               DOW JONES
                                              EURO STOXX
                               DJ EURO         50 INDEX
                              STOXX 50           - US
                                 ETF      DOLLAR DENOMINATED
                              --------    ------------------
10/15/02                      10000.00         10000.00
12/31/02                      10343.00         10283.00
3/31/03                        9148.00          9156.00
6/30/03                       11657.00         11641.00
9/30/03                       11746.00         11732.00
12/31/03                      14658.00         14657.00
3/31/04                       14443.00         14452.00
6/30/04                       14685.00         14664.00
9/30/04                       14590.00         14562.00
12/31/04                      17299.00         17325.00
3/31/05                       17161.00         17147.00
6/30/05                       16958.00         16927.00
9/30/05                       18211.00         18212.00
12/31/05                      18626.00         18636.00
3/31/06                       20603.00         20633.00
6/30/06                       21028.00         21004.00
9/30/06                       22306.00         22297.00
12/31/06                      24591.00         24595.00
3/31/07                       25448.00         25238.00
6/30/07                       28094.00         28022.00
9/30/07                       28944.00         28868.00
12/31/07                      29961.00         29884.00
3/31/08                       26801.00         26754.00

                     [streetTRACKS Logo/semi-annual report]
                     DJ EURO STOXX 50 ETF--PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF MARCH 31, 2008

 --------------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              TOTAL SA        BANCO SANTANDER        NOKIA OYJ      TELEFONICA SA     E.ON AG
                                                           CENTRAL HISPANO SA
 --------------------------------------------------------------------------------------------------------------------------------
  MARKET VALUE                             $22,017,478     17,483,755             17,457,765     16,857,928        16,345,579
 --------------------------------------------------------------------------------------------------------------------------------
  % OF NET ASSETS                          5.2%            4.2                    4.1            4.0               3.9
 --------------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2008*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Banks                                        21.3%
Utilities                                    11.8
Insurance                                    11.4
Oil & Gas                                     8.9
Telecommunications                            8.5
Technology                                    6.0
Chemicals                                     5.4
Automobiles & Parts                           4.8
Industrial Goods & Services                   4.2
Personal & Household Goods                    3.4
Food & Beverages                              3.3
Health Care                                   2.7
Basic Resources                               2.2
Construction & Materials                      2.0
Media                                         1.5
Retail                                        1.4
Financial Services                            1.1
Short Term Investments                        1.7
Other Assets & Liabilities                   (1.6)
----------------------------------------------------
TOTAL                                       100.0%
----------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                     [streetTRACKS Logo/semi-annual report]
             SPDR S&P Emerging Asia Pacific ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P EMERGING ASIA PACIFIC ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.60%.

  PERFORMANCE AS OF MARCH 31, 2008


 ---------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET      S&P/CITIGROUP BMI ASIA PACIFIC
                                             VALUE       VALUE              EMERGING INDEX
 ---------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 3/31/08                -12.20%     -11.74%                 -12.98%
 ---------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/08                   24.96%      26.23%                  24.50%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      27.34%      28.06%                  27.93%
 ---------------------------------------------------------------------------------------------------





 ---------------------------------------------------------------------------------------------------

                                                          AVERAGE ANNUAL TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET      S&P/CITIGROUP BMI ASIA PACIFIC
                                             VALUE       VALUE              EMERGING INDEX
 ---------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/08                  24.96%      26.23%                   24.50%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     26.37%      27.06%                   25.53%
 ---------------------------------------------------------------------------------------------------




 (1) For the period March 20, 2007 to March 31, 2008.

                     [streetTRACKS Logo/semi-annual report]
       SPDR S&P Emerging Asia Pacific ETF--PERFORMANCE SUMMARY (continued)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P EMERGING ASIA PACIFIC ETF (Based on Net Asset Value)


[Line Graph]

                                SPDR S&P      S&P/CITIGROUP BMI
                             EMERGING ASIA       ASIA PACIFIC
                              PACIFIC ETF       EMERGING INDEX
                             -------------    -----------------
3/20/07                         10000.00           10000.00
3/31/07                         10191.00           10276.00
4/30/07                         10650.00           10718.00
5/31/07                         11262.00           11400.00
6/30/07                         12073.00           12233.00
7/31/07                         12791.00           13117.00
8/31/07                         12854.00           13016.00
9/30/07                         14503.00           14702.00
10/31/07                        16435.00           16401.00
11/30/07                        14890.00           14924.00
12/31/07                        14764.00           14986.00
1/31/08                         12701.00           12746.00
2/29/08                         13580.00           13726.00
3/31/08                         12734.00           12793.00

                     [streetTRACKS Logo/semi-annual report]
              SPDR S&P Emerging Asia Pacific ETF--PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF MARCH 31, 2008

 -----------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              CHINA MOBILE, LTD.     RELIANCE                 TAIWAN SEMICONDUCTOR
                                                                  INDUSTRIES, LTD. GDR     MANUFACTURING CO., LTD.
 -----------------------------------------------------------------------------------------------------------------
  MARKET VALUE                             $4,450,805             2,635,800                2,586,068
 -----------------------------------------------------------------------------------------------------------------
  % OF NET ASSETS                          4.9%                   2.9                      2.8
 -----------------------------------------------------------------------------------------------------------------

 -------------------------------------------------------------------------------------

  DESCRIPTION                              PETROCHINA CO., LTD.     CNOOC, LTD.

 -------------------------------------------------------------------------------------
  MARKET VALUE                             1,717,711                1,668,914
 -------------------------------------------------------------------------------------
  % OF NET ASSETS                          1.9                      1.8
 -------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2008*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Oil, Gas & Consumable Fuels                  13.3%
Diversified Telecommunication Services       11.1
Commercial Banks                              9.7
Semiconductors & Semiconductor Equipment      7.5
Diversified Financial Services                6.3
Electronic Equipment & Instruments            5.1
Computers & Peripherals                       3.8
Transportation Infrastructure                 3.3
Metals & Mining                               3.2
Insurance                                     3.1
Chemicals                                     2.8
Electric Utilities                            2.5
IT Services                                   2.1
Hotels, Restaurants & Leisure                 2.0
Automobiles                                   1.9
Construction & Engineering                    1.9
Real Estate Management & Development          1.9
Internet Software & Services                  1.9
Food Products                                 1.7
Construction Materials                        1.4
Media                                         1.2
Textiles, Apparel & Luxury Goods              1.1
Diversified Consumer Services                 1.0
Beverages                                     0.8
Electrical Equipment                          0.7
Intependant Power Producers & Energy
  Traders                                     0.7
Household Products                            0.6
Specialty Retail                              0.6
Airlines                                      0.6
Tobacco                                       0.5
Industrial Conglomerate                       0.4
Pharmaceuticals                               0.3
Healthcare Providers & Services               0.3
Leisure Equipment & Products                  0.1
Paper & Forest Products                       0.1
Short Term Investments                        3.5
Other Assets & Liabilities                    1.0
----------------------------------------------------
TOTAL                                       100.0%
----------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                     [streetTRACKS Logo/semi-annual report]
                     SPDR S&P China ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P CHINA ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.60%.

  PERFORMANCE AS OF MARCH 31, 2008


 ---------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET       S&P/CITIGROUP BMI CHINA INDEX
                                             VALUE       VALUE
 ---------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 3/31/08                -26.38%     -25.84%                 -26.50%
 ---------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/08                   28.43%      29.82%                  29.57%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      32.99%      33.24%                  34.40%
 ---------------------------------------------------------------------------------------------------





 ---------------------------------------------------------------------------------------------------

                                                          AVERAGE ANNUAL TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET       S&P/CITIGROUP BMI CHINA INDEX
                                             VALUE       VALUE
 ---------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/08                  28.43%      29.82%                   29.57%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     31.80%      32.03%                   31.38%
 ---------------------------------------------------------------------------------------------------




 (1) For the period March 20, 2007 to March 31, 2008.

                     [streetTRACKS Logo/semi-annual report]
               SPDR S&P China ETF--PERFORMANCE SUMMARY (continued)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P CHINA ETF (Based on Net Asset Value)


[Line Graph]

                               SPDR S&P    S&P/CITIGROUP BMI
                              CHINA ETF       CHINA INDEX
                              ---------    -----------------
3/20/07                         10000            10000
3/31/07                         10355            10373
4/30/07                         10719            10820
5/31/07                         11550            11742
6/30/07                         12839            12985
7/31/07                         14141            14345
8/31/07                         15073            15260
9/30/07                         18064            18286
10/31/07                        21101            21239
11/30/07                        18485            18546
12/31/07                        17666            17837
1/31/08                         13858            14018
2/29/08                         15216            15335
3/31/08                         13299            13440

                     [streetTRACKS Logo/semi-annual report]
                      SPDR S&P China ETF--PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF MARCH 31, 2008

 ----------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              CHINA            PETROCHINA CO., LTD.     CHINA LIFE             CNOOC, LTD.
                                           MOBILE, LTD.                              INSURANCE CO., LTD
 ----------------------------------------------------------------------------------------------------------------------
  MARKET VALUE                             $20,540,278      7,583,320                7,300,282              7,216,636
 ----------------------------------------------------------------------------------------------------------------------
  % OF NET ASSETS                          15.7%            5.8                      5.6                    5.5
 ----------------------------------------------------------------------------------------------------------------------

 --------------------------------------------------------

  DESCRIPTION                              CHINA
                                           CONSTRUCTION
                                           BANK CORP.
 --------------------------------------------------------
  MARKET VALUE                             6,952,277
 --------------------------------------------------------
  % OF NET ASSETS                          5.3
 --------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2008*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Oil, Gas & Consumable Fuels                  19.7%
Wireless Telecommunication Services          16.9
Commercial Banks                             15.1
Insurance                                     8.4
Real Estate Management & Development          4.1
Metals & Mining                               3.8
Transportation Infrastructure                 3.3
Diversified Telecommunication Services        2.9
Internet Software & Services                  2.9
Marine                                        2.8
Food Products                                 2.4
Electrical Equipment                          2.2
Independent Power Producers & Energy
  Traders                                     1.7
Construction & Engineering                    1.7
Construction Materials                        1.1
Automobiles                                   1.0
Distributors                                  1.0
Hotels, Restaurants & Leisure                 1.0
Energy Equipment & Services                   0.8
Computers & Peripherals                       0.7
Media                                         0.7
Multiline Retail                              0.5
Industrial Conglomerates                      0.5
Paper & Forest Products                       0.5
Leisure Equipment & Products                  0.5
Airlines                                      0.4
Chemicals                                     0.4
Textiles, Apparel & Luxury Goods              0.4
Machinery                                     0.4
Communications Equipment                      0.3
Semiconductors & Semiconductor Equipment      0.3
Water Utilities                               0.3
Beverages                                     0.3
Health Care Equipment & Supplies              0.2
Road & Rail                                   0.2
Software                                      0.2
Air Freight & Logistics                       0.2
IT Services                                   0.1
Biotechnology                                 0.1
Commercial Services & Supplies                0.1
Short Term Investments                        2.3
Other Assets & Liabilities                   (2.4)
----------------------------------------------------
TOTAL                                       100.0%
----------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                     [streetTRACKS Logo/semi-annual report]
               SPDR S&P Emerging Markets ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P EMERGING MARKETS ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.60%.

  PERFORMANCE AS OF MARCH 31, 2008


 ---------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN
                                          ----------------------------------------------------------
                                                                  S&P/CITIGROUP BMI EMERGING MARKETS
                                           NET ASSET    MARKET                   INDEX
                                             VALUE       VALUE
 ---------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 3/31/08                -6.02%      -5.68%                   -5.82%
 ---------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/08                  22.90%      24.27%                   23.07%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     27.06%      27.78%                   27.86%
 ---------------------------------------------------------------------------------------------------





 ---------------------------------------------------------------------------------------------------

                                                          AVERAGE ANNUAL TOTAL RETURN
                                          ----------------------------------------------------------
                                                                  S&P/CITIGROUP BMI EMERGING MARKETS
                                           NET ASSET    MARKET                   INDEX
                                             VALUE       VALUE
 ---------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/08                  22.90%      24.27%                   23.07%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     26.10%      26.79%                   25.46%
 ---------------------------------------------------------------------------------------------------




 (1) For the period March 20, 2007 to March 31, 2008.

                     [streetTRACKS Logo/semi-annual report]
         SPDR S&P Emerging Markets ETF--PERFORMANCE SUMMARY (continued)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P EMERGING MARKETS ETF (Based on Net Asset Value)


 [Line Graph]

                                 SPDR S&P        S&P/CITIGROUP BMI
                             EMERGING MARKETS     EMERGING MARKETS
                                    ETF                INDEX
                             ----------------    -----------------
3/20/07                          10000.00             10000.00
3/31/07                          10338.00             10389.00
4/30/07                          10818.00             10863.00
5/31/07                          11294.00             11357.00
6/30/07                          11823.00             11927.00
7/31/07                          12305.00             12467.00
8/31/07                          12156.00             12226.00
9/30/07                          13520.00             13575.00
10/31/07                         15145.00             15078.00
11/30/07                         14085.00             14146.00
12/31/07                         14134.00             14295.00
1/31/08                          12448.00             12516.00
2/29/08                          13329.00             13474.00
3/31/08                          12706.00             12786.00

                     [streetTRACKS Logo/semi-annual report]
                 SPDR S&P Emerging Market ETF--PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2008

 -------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              GAZPROM OAO ADR     PETROLEO       COMPANHIA VALE DO RIO     CHINA MOBILE, LTD.
                                                               BRASILEIRO     DOCE ADR
                                                               SA ADR
 -------------------------------------------------------------------------------------------------------------------------
  MARKET VALUE                             $2,154,342          1,628,843      1,467,588                 989,445

 -------------------------------------------------------------------------------------------------------------------------
  % OF NET ASSETS                          5.2%                3.9            3.5                       2.4
 -------------------------------------------------------------------------------------------------------------------------

 -------------------------------------------------------------

  DESCRIPTION                              AMERICA
                                           MOVIL SAB DE CV
 -------------------------------------------------------------
  MARKET VALUE                             889,048
 -------------------------------------------------------------
  % OF NET ASSETS                          2.1
 -------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2008*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Oil, Gas & Consumable Fuels                  19.3%
Commercial Banks                             12.4
Metals & Mining                              11.1
Wireless Telecommunication Services           8.9
Semiconductors & Semiconductor Equipment      3.1
Diversified Telecommunication Services        2.7
Chemicals                                     2.1
Computers & Peripherals                       2.0
Insurance                                     1.9
Industrial Conglomerates                      1.8
Pharmaceuticals                               1.7
Construction Materials                        1.7
Electronic Equipment & Instruments            1.6
Diversified Financial Services                1.6
Electric Utilities                            1.6
Beverages                                     1.5
Construction & Engineering                    1.4
Food Products                                 1.3
Real Estate Management & Development          1.3
IT Services                                   1.1
Hotels, Restaurants & Leisure                 1.0
Food & Staples Retailing                      1.0
Transportation Infrastructure                 1.0
Media                                         0.8
Multiline Retail                              0.7
Household Durables                            0.7
Electrical Equipment                          0.7
Independent Power Producers & Energy
  Traders                                     0.7
Energy Equipment & Services                   0.7
Automobiles                                   0.6
Specialty Retail                              0.6
Marine                                        0.6
Thrifts & Mortgage Finance                    0.5
Internet Software & Services                  0.5
Capital Markets                               0.5
Paper & Forest Products                       0.5
Household Products                            0.4
Machinery                                     0.3
Airlines                                      0.3
Tobacco                                       0.3
Leisure Equipment & Products                  0.3
Software                                      0.3
Gas Utilities                                 0.2
Distributors                                  0.2
Communications Equipment                      0.2
Water Utilities                               0.2
Aerospace & Defense                           0.2
Biotechnology                                 0.2
Textiles, Apparel & Luxury Goods              0.1
Building Products                             0.1
Consumer Finance                              0.1
Air Freight & Logistics                       0.1
Health Care Providers & Services              0.1
Road & Rail                                   0.1
Trading Companies & Distributors              0.1
Commercial Services & Supplies                0.0**
Short Term Investments                        3.7
Other Assets & Liabilities                    1.3
----------------------------------------------------
TOTAL                                       100.0%
----------------------------------------------------



   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

  ** Amount represents less than 0.05% of net assets.

                     [streetTRACKS Logo/semi-annual report]
                    SPDR S&P BRIC 40 ETF--PERFORMANCE SUMMARY


  The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/07, 6/22/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARE. THE TOTAL EXPENSE RATIO FOR SPDR S&P BRIC 40 ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.50%.*

  PERFORMANCE AS OF MARCH 31, 2008


 ---------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET             S&P BRIC 40 INDEX
                                             VALUE       VALUE
 ---------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 3/31/08                -8.05%      -7.72%                   -7.88%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     15.30%      15.47%                   15.65%
 ---------------------------------------------------------------------------------------------------




 (1) For the period June 19, 2007 to March 31, 2008.
   * SSgA Funds Management, Inc. has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.40% until January 31, 2009.

                     [streetTRACKS Logo/semi-annual report]
              SPDR S&P BRIC 40 ETF--PERFORMANCE SUMMARY (continued)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P BRIC 40 ETF (Based on Net Asset Value)


 [Line Graph]

                               SPDR S&P
                                BRIC 40    S&P BRIC
                                  ETF      40 INDEX
                               --------    --------
6/19/07                          10000       10000
6/30/07                           9954        9955
7/31/07                          10544       10542
8/31/07                          10727       10732
9/30/07                          12538       12554
10/31/07                         14703       14711
11/30/07                         13469       13499
12/31/07                         13469       13504
1/31/08                          11350       11379
2/29/08                          12339       12375
3/31/08                          11530       11565

                     [streetTRACKS Logo/semi-annual report]
                     SPDR S&P BRIC 40 ETF--PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2008

 ----------------------------------------------------------------------------------------------------------------------------

                                           GAZPROM OAO ADR     CHINA MOBILE, LTD.     PETROLEO              COMPANHIA VALE DO
  DESCRIPTION                                                                         BRASILEIRO SA ADR     RIO DOCE ADR
 ----------------------------------------------------------------------------------------------------------------------------
  MARKET VALUE                             $25,630,203         22,526,606             16,595,938            16,406,474
 ----------------------------------------------------------------------------------------------------------------------------
  % OF NET ASSETS                          10.1%               8.9                    6.5                   6.5
 ----------------------------------------------------------------------------------------------------------------------------

 ----------------------------------------------------

  DESCRIPTION                              LUKOIL ADR
 ----------------------------------------------------
  MARKET VALUE                             12,385,573
 ----------------------------------------------------
  % OF NET ASSETS                          4.9
 ----------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2008*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Oil, Gas & Consumable Fuels                  40.5%
Commercial Banks                             22.8
Metals & Mining                              12.8
Diversified Telecommunications                9.8
Insurance                                     4.6
Wireless Telecommunication Services           2.6
IT Services                                   1.9
Beverages                                     1.5
Electric Utilities                            1.2
Construction & Engineering                    1.1
Real Estate Management & Development          0.9
Short Term Investments                        2.5
Other Assets & Liabilities                   (2.2)
----------------------------------------------------
TOTAL                                       100.0%
----------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                     [streetTRACKS Logo/semi-annual report]
                SPDR S&P Emerging Europe ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P EMERGING EUROPE ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.60%.

  PERFORMANCE AS OF MARCH 31, 2008


 ---------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET        S&P/CITIGROUP BMI EUROPEAN
                                             VALUE       VALUE           EMERGING CAPPED INDEX
 ---------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 3/31/08                -4.40%      -4.06%                   -2.09%
 ---------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/08                   7.12%       7.41%                   11.59%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     13.51%      14.20%                   18.03%
 ---------------------------------------------------------------------------------------------------





 ---------------------------------------------------------------------------------------------------

                                                          AVERAGE ANNUAL TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET        S&P/CITIGROUP BMI EUROPEAN
                                             VALUE       VALUE           EMERGING CAPPED INDEX
 ---------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/08                   7.12%       7.41%                   11.59%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     13.06%      13.72%                   16.54%
 ---------------------------------------------------------------------------------------------------




 (1) For the period March 20, 2007 to March 31, 2008.

                     [streetTRACKS Logo/semi-annual report]
          SPDR S&P Emerging Europe ETF--PERFORMANCE SUMMARY (continued)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P EMERGING EUROPE ETF (Based on Net Asset Value)


 [Line Graph]

                                 SPDR S&P       S&P/CITIGROUP BMI
                             EMERGING EUROPE    EUROPEAN EMERGING
                                   ETF             CAPPED INDEX
                             ---------------    -----------------
3/20/07                          10000.00            10000.00
3/31/07                          10597.00            10577.00
4/30/07                          10796.00            10655.00
5/31/07                          10316.00            10385.00
6/30/07                          11059.00            11109.00
7/31/07                          11386.00            11588.00
8/31/07                          10877.00            11120.00
9/30/07                          11873.00            12055.00
10/31/07                         12861.00            13155.00
11/30/07                         12585.00            13063.00
12/31/07                         13045.00            13553.00
1/31/08                          10898.00            11377.00
2/29/08                          11418.00            12109.00
3/31/08                          11351.00            11803.00

                     [streetTRACKS Logo/semi-annual report]
                 SPDR S&P Emerging Europe ETF--PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2008

 ---------------------------------------------------------------------------------------------------------------------------

                                                                              JSC MMC
  DESCRIPTION                              GAZPROM OAO ADR     LUKOIL ADR     NORILSK NICKEL ADR     ROSNEFT OIL CO. OAO GDR
 ---------------------------------------------------------------------------------------------------------------------------
  MARKET VALUE                             $20,609,100         8,942,591      4,091,602              4,069,699
 ---------------------------------------------------------------------------------------------------------------------------
  % OF NET ASSETS                          24.0%               10.4           4.8                    4.7
 ---------------------------------------------------------------------------------------------------------------------------

 ----------------------------------------------------------------

  DESCRIPTION                              SURGUTNEFTEGAZ ADR
 ----------------------------------------------------------------
  MARKET VALUE                             4,056,383
 ----------------------------------------------------------------
  % OF NET ASSETS                          4.7
 ----------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2008*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Oil, Gas & Consumable Fuels                  48.9%
Commercial Banks                             16.8
Metals & Mining                               8.4
Electric Utilities                            7.7
Diversified Telecommunication Services        6.7
Media                                         1.6
Household Durables                            1.5
Construction & Engineering                    1.4
Pharmaceuticals                               1.4
Wireless Telecommunication Services           1.1
Real Estate Management & Development          0.7
Building Products                             0.6
Beverages                                     0.5
Food & Staples Retailing                      0.4
Auto Components                               0.4
Software                                      0.4
Hotels, Restaurants & Leisure                 0.3
Airlines                                      0.3
Biotechnology                                 0.2
Short Term Investments                        8.6
Other Assets & Liabilities                   (7.9)
----------------------------------------------------
TOTAL                                       100.0%
----------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                     [streetTRACKS Logo/semi-annual report]
            SPDR S&P Emerging Latin America ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P EMERGING LATIN AMERICA ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.60%.

  PERFORMANCE AS OF MARCH 31, 2008


 ---------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN
                                          ----------------------------------------------------------
                                                                    S&P/CITIGROUP BMI LATIN AMERICA
                                           NET ASSET    MARKET                   INDEX
                                             VALUE       VALUE
 ---------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 3/31/08                 4.92%       5.94%                    4.30%
 ---------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/08                  38.60%      40.41%                   38.80%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     43.21%      44.42%                   44.45%
 ---------------------------------------------------------------------------------------------------





 ---------------------------------------------------------------------------------------------------

                                                          AVERAGE ANNUAL TOTAL RETURN
                                          ----------------------------------------------------------
                                                                    S&P/CITIGROUP BMI LATIN AMERICA
                                           NET ASSET    MARKET                   INDEX
                                             VALUE       VALUE
 ---------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/08                  38.60%      40.41%                   38.80%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     41.58%      42.75%                   40.42%
 ---------------------------------------------------------------------------------------------------




 (1) For the period March 20, 2007 to March 31, 2008.

                     [streetTRACKS Logo/semi-annual report]
      SPDR S&P Emerging Latin America ETF--PERFORMANCE SUMMARY (continued)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P EMERGING LATIN AMERICA ETF (Based on Net Asset Value)


[Line Graph]

                                SPDR S&P       S&P/CITIGROUP BMI
                             EMERGING LATIN      LATIN AMERICA
                               AMERICA ETF           INDEX
                             --------------    -----------------
3/20/07                         10000.00            10000.00
3/31/07                         10333.00            10407.00
4/30/07                         10966.00            11050.00
5/31/07                         12152.00            12210.00
6/30/07                         12423.00            12580.00
7/31/07                         12578.00            12803.00
8/31/07                         12197.00            12391.00
9/30/07                         13649.00            13850.00
10/31/07                        15186.00            15452.00
11/30/07                        14298.00            14592.00
12/31/07                        14333.00            14711.00
1/31/08                         13706.00            13749.00
2/29/08                         14803.00            14980.00
3/31/08                         14321.00            14445.00

                     [streetTRACKS Logo/semi-annual report]
             SPDR S&P Emerging Latin America ETF--PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF MARCH 31, 2008

 -------------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              PETROLEO BRASILEIRO     COMPANHIA VALE DO     AMERICA MOVIL     BANCO BRADESCO SA ADR
                                           SA ADR                  RIO DOCE ADR          SAB DE CV
 -------------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $11,720,758             10,137,217            6,083,430         2,708,266

 -------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        14.4%                   12.5                  7.5               3.3
 -------------------------------------------------------------------------------------------------------------------------------

 ---------------------------------------------------------------

  DESCRIPTION                              BANCO ITAU HOLDING
                                           FINANCEIRA SA ADR
 ---------------------------------------------------------------
    MARKET VALUE                           2,660,621

 ---------------------------------------------------------------
    % OF NET ASSETS                        3.3
 ---------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2008*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Metals & Mining                               23.1 %
Oil, Gas & Consumable Fuels                   16.1
Diversified Telecommunication Services        12.6
Commercial Banks                              12.0
Industrial Conglomerates                       4.6
Beverages                                      4.0
Diversified Financial Services                 3.0
Food & Staples Retailing                       2.9
Paper & Forest Products                        2.9
Electric Utilities                             2.9
Building Products                              2.7
Food Products                                  2.1
Multiline Retail                               2.0
Independent Power Producers & Energy
  Traders                                      1.6
Media                                          1.4
Household Durables                             1.0
Construction & Engineering                     0.9
Airlines                                       0.7
Aerospace & Defense                            0.6
Real Estate Management & Development           0.5
Water Utilities                                0.4
Commercial Services & Supplies                 0.3
Chemicals                                      0.3
Personal Products                              0.3
Household Durables                             0.3
Internet Software & Services                   0.2
Short Term Investments                         3.8
Other Assets & Liabilities                    (3.2)

----------------------------------------------------
TOTAL                                        100.0 %
----------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                     [streetTRACKS Logo/semi-annual report]
         SPDR S&P Emerging Middle East & Africa ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.60%.

  PERFORMANCE AS OF MARCH 31, 2008


 ---------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET      S&P/CITIGROUP BMI MIDDLE EAST &
                                             VALUE       VALUE               AFRICA INDEX
 ---------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 3/31/08                -6.61%      -6.12%                   -1.12%
 ---------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/08                   3.50%       4.53%                   10.06%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      8.18%       9.13%                   15.22%
 ---------------------------------------------------------------------------------------------------





 ---------------------------------------------------------------------------------------------------

                                                          AVERAGE ANNUAL TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET      S&P/CITIGROUP BMI MIDDLE EAST &
                                             VALUE       VALUE               AFRICA INDEX
 ---------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/08                   3.50%       4.53%                   10.06%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      7.91%       8.82%                   13.97%
 ---------------------------------------------------------------------------------------------------




 (1) For the period March 20, 2007 to March 31, 2008.

                     [streetTRACKS Logo/semi-annual report]
     SPDR S&P Emerging Middle East & Africa--PERFORMANCE SUMMARY (continued)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF (Based on Net Asset Value)


 [Line Graph]


                                SPDR S&P EMERGING       S&P/CITIGROUP BMI
                                   MIDDLE EAST             MIDDLE EAST
                                    & AFRICA                & AFRICA
                                      ETF                     INDEX
                              --------------------      -----------------
3/20/07                               10000                   10000
3/31/07                               10453                   10469
4/30/07                               11246                   11263
5/31/07                               11081                   11158
6/30/07                               10892                   11037
7/31/07                               10944                   11092
8/31/07                               10878                   10957
9/30/07                               11584                   11652
10/31/07                              12811                   12920
11/30/07                              12178                   12473
12/31/07                              12042                   12466
1/31/08                               10889                   11423
2/29/08                               11521                   12177
3/31/08                               10818                   11522

                     [streetTRACKS Logo/semi-annual report]
          SPDR S&P Emerging Middle East & Africa ETF--PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2008

 ---------------------------------------------------------------------------------------------------------------------

                                           TEVA PHARMACEUTICAL                         IMPALA PLATINUM
 DESCRIPTION                              INDUSTRIES, LTD.        MTN GROUP, LTD.     HOLDINGS, LTD.      SASOL, LTD.
 ---------------------------------------------------------------------------------------------------------------------
 MARKET VALUE                             $13,142,416             8,188,790           7,469,170           7,124,795
 ---------------------------------------------------------------------------------------------------------------------
 % OF NET ASSETS                          9.5%                    5.9                 5.4                 5.1
 ---------------------------------------------------------------------------------------------------------------------

 ----------------------------------------------------------

 DESCRIPTION                              REMGRO, LTD.
 ----------------------------------------------------------
 MARKET VALUE                             3,864,401
 ----------------------------------------------------------
 % OF NET ASSETS                          2.8
 ----------------------------------------------------------




 (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2008*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Commercial Banks                             19.1%
Metals & Mining                              16.0
Pharmaceuticals                              10.0
Wireless Telecommunication Services           7.7
Diversified Financial Services                6.9
Oil, Gas & Consumable Fuels                   5.1
Industrial Conglomerates                      4.2
Chemicals                                     3.9
Diversified Telecommunication Services        2.0
Specialty Retail                              2.0
Construction & Engineering                    1.9
Real Estate Management & Development          1.8
Food & Staples Retailing                      1.6
Media                                         1.6
Household Durables                            1.5
Capital Markets                               1.4
Insurance                                     1.3
Aerospace & Defense                           1.1
Electric Utilities                            1.0
Software                                      0.9
Construction Materials                        0.9
Food Products                                 0.8
Hotels, Restaurants & Leisure                 0.8
Electronic Equipment & Instruments            0.7
Paper & Forest Products                       0.7
Communications Equipment                      0.7
Tobacco                                       0.6
Health Care Providers & Services              0.5
Marine                                        0.5
Multiline Retail                              0.4
Air Freight & Logistics                       0.4
Health Care Equipment & Supplies              0.1
Internet Software & Services                  0.1
Semiconductors & Semiconductor Equipment      0.0**
Short Term Investments                        0.7
Other Assets & Liabilities                    1.1
----------------------------------------------------
TOTAL                                       100.0%
----------------------------------------------------



   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

  ** Amount represents less than 0.05% of net assets.

                     [streetTRACKS Logo/semi-annual report]
                  SPDR S&P World ex-US ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/20/07, 4/26/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P WORLD EX-US ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.35%.

  PERFORMANCE AS OF MARCH 31, 2008



 ---------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET       S&P/CITIGROUP BMI WORLD EX US
                                             VALUE       VALUE                   INDEX
 ---------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 3/31/08                -10.38%     -10.02%                 -10.38%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      -6.29%      -5.88%                  -5.91%
 ---------------------------------------------------------------------------------------------------




 (1) For the period April 20, 2007 to March 31, 2008.

                     [streetTRACKS Logo/semi-annual report]
            SPDR S&P World ex-US ETF--PERFORMANCE SUMMARY (continued)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P WORLD EX-US ETF (Based on Net Asset Value)


 [Line Graph]

                                SPDR S&P     S&P/CITIGROUP BMI
                              WORLD EX-US         WORLD EX
                                  ETF             US INDEX
                              -----------    -----------------
4/20/07                          10000             10000
4/30/07                           9983              9986
5/31/07                          10192             10231
6/30/07                          10235             10245
7/31/07                          10134             10161
8/31/07                           9937              9960
9/30/07                          10456             10494
10/31/07                         10901             10978
11/30/07                         10474             10498
12/31/07                         10239             10286
1/31/08                           9333              9330
2/29/08                           9496              9540
3/31/08                           9371              9409

                     [streetTRACKS Logo/semi-annual report]
                   SPDR S&P World ex-US ETF--PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2008

 ---------------------------------------------------------------------------------------------------------------------------

 DESCRIPTION                              NESTLE SA     BP PLC      SAMSUNG ELECTRONICS CO., LTD. GDR     HSBC HOLDINGS PLC
 ---------------------------------------------------------------------------------------------------------------------------
 MARKET VALUE                             $212,739      211,956     190,785                               183,537
 ---------------------------------------------------------------------------------------------------------------------------
 % OF NET ASSETS                          1.2%          1.2         1.1                                   1.0
 ---------------------------------------------------------------------------------------------------------------------------

 ------------------------------------------------------

 DESCRIPTION                              TOTAL SA
 ------------------------------------------------------
 MARKET VALUE                             181,871
 ------------------------------------------------------
 % OF NET ASSETS                          1.0
 ------------------------------------------------------




 (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2008*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Commercial Banks                              14.1%
Oil, Gas & Consumable Fuels                    8.1
Metals & Mining                                6.2
Insurance                                      4.7
Pharmaceuticals                                4.5
Chemicals                                      3.4
Diversified Telecommunication Services         3.2
Automobiles                                    2.9
Food Products                                  2.7
Electric Utilities                             2.7
Real Estate Management & Development           2.4
Machinery                                      2.2
Capital Markets                                2.1
Diversified Financial Services                 2.0
Wireless Telecommunication Services            1.9
Media                                          1.9
Food & Staples Retailing                       1.8
Industrial Conglomerates                       1.6
Multi-Utilities                                1.6
Semiconductors & Semiconductor Equipment       1.5
Electrical Equipment                           1.4
Construction & Engineering                     1.4
Trading Companies & Distributors               1.4
Hotels, Restaurants & Leisure                  1.3
Beverages                                      1.2
Road & Rail                                    1.2
Commercial Services & Supplies                 1.1
Communications Equipment                       1.1
Household Durables                             1.1
Electronic Equipment & Instruments             1.1
Specialty Retail                               0.9
Marine                                         0.8
Textiles, Apparel & Luxury Goods               0.8
Building Products                              0.8
Auto Components                                0.7
Energy Equipment & Services                    0.7
Software                                       0.7
Health Care Equipment & Supplies               0.7
Aerospace & Defense                            0.6
Tobacco                                        0.6
Real Estate Investment Trusts                  0.6
IT Services                                    0.6
Gas Utilities                                  0.5
Computers & Peripherals                        0.5
Multiline Retail                               0.5
Transportation Infrastructure                  0.5
Construction Materials                         0.5
Biotechnology                                  0.5
Office Electronics                             0.4
Health Care Providers & Services               0.4
Air Freight & Logistics                        0.3
Airlines                                       0.3
Household Products                             0.3
Consumer Finance                               0.2
Paper & Forest Products                        0.2
Distributors                                   0.2
Independent Power Producers & Energy
  Traders                                      0.2
Leisure Equipment & Products                   0.1
Life Sciences, Tools & Services                0.1
Internet & Catalog Retail                      0.0**
Short Term Investments                         3.9
Other Assets & Liabilities                    (1.9)
----------------------------------------------------
TOTAL                                        100.0%
----------------------------------------------------



   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

                     [streetTRACKS Logo/semi-annual report]
            SPDR S&P International Small Cap ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/20/07, 4/26/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P INTERNATIONAL SMALL CAP ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.59%.

  PERFORMANCE AS OF MARCH 31, 2008


 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN
                                          ---------------------------------------------------------------------------
                                                                                            S&P/CITIGROUP WORLD
                                                NET ASSET              MARKET          EX US CAP RANGE  2 BILLION USD
                                                  VALUE                 VALUE                      INDEX
 --------------------------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 3/31/08                     -11.25%               -11.31%                    -12.82%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          -8.46%                -8.03%                     -10.42%
 --------------------------------------------------------------------------------------------------------------------




 (1) For the period April 20, 2007 to March 31, 2008.

                     [streetTRACKS Logo/semi-annual report]
     SPDR S&P International Small Cap ETF--PERFORMANCE SUMMARY  (continued)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P INTERNATIONAL SMALL CAP ETF (Based on Net Asset Value)


 [Line Graph]

                                                    S&P/CITIGROUP WORLD
                                                           EX US
                                   SPDR S&P              CAP RANGE
                             INTERNATIONAL SMALL        BILLION USD
                                   CAP ETF                 INDEX
                             -------------------    -------------------
4/20/07                            10000.00               10000.00
4/30/07                            10053.00               10043.00
5/31/07                            10261.00               10278.00
6/30/07                            10250.00               10298.00
7/31/07                            10368.00               10393.00
8/31/07                             9927.00                9903.00
9/30/07                            10315.00               10276.00
10/31/07                           10886.00               10811.00
11/30/07                           10054.00                9958.00
12/31/07                            9776.00                9692.00
1/31/08                             8878.00                8764.00
2/29/08                             9238.00                9169.00
3/31/08                             9154.00                8958.00

                     [streetTRACKS Logo/semi-annual report]
             SPDR S&P International Small Cap ETF--PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2008

 -----------------------------------------------------------------------------------------------------------------

                                          RANDGOLD            HONG LEONG                        NANKAI ELECTIC
 DESCRIPTION                              RESOURCES, LTD.     FINANCE, LTD.     KAS BANK NV     RAILWAY CO., LTD.
 -----------------------------------------------------------------------------------------------------------------
 MARKET VALUE                             $1,610,440          1,572,008         1,535,023       1,481,288
 -----------------------------------------------------------------------------------------------------------------
 % OF NET ASSETS                          0.5%                0.5               0.5             0.5
 -----------------------------------------------------------------------------------------------------------------

 -----------------------------------------------------------------

 DESCRIPTION                              MEIJI DAIRIES CORP.
 -----------------------------------------------------------------
 MARKET VALUE                             1,479,586
 -----------------------------------------------------------------
 % OF NET ASSETS                          0.5
 -----------------------------------------------------------------




 (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2008*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Oil, Gas & Consumable Fuels                    5.9%
Commercial Services & Supplies                 5.3
Metals & Mining                                5.2
Real Estate Management & Development           5.0
Machinery                                      4.8
Commercial Banks                               4.4
Electronic Equipment & Instruments             3.9
Specialty Retail                               3.7
Chemicals                                      3.3
Food Products                                  3.1
Capital Markets                                3.1
Construction & Engineering                     3.0
Media                                          2.9
Hotels, Restaurants & Leisure                  2.8
Health Care Equipment & Supplies               1.9
Software                                       1.9
Energy Equipment & Services                    1.9
Household Durables                             1.8
Road & Rail                                    1.8
Pharmaceuticals                                1.7
Electrical Equipment                           1.7
Textiles, Apparel & Luxury Goods               1.6
Trading Companies & Distributors               1.6
Industrial Conglomerates                       1.5
Auto Components                                1.5
IT Services                                    1.4
Health Care Providers & Services               1.3
Marine                                         1.2
Building Products                              1.2
Communications Equipment                       1.2
Transportation Infrastructure                  1.1
Semiconductors & Semiconductor Equipment       1.0
Retail                                         0.9
Real Estate Investment Trust                   0.9
Biotechnology                                  0.8
Internet Software & Services                   0.8
Diversified Financial Services                 0.8
Automobiles                                    0.7
Multiline Retail                               0.7
Distributors                                   0.7
Insurance                                      0.6
Consumer Finance                               0.6
Diversified Consumer Services                  0.6
Gas Utilities                                  0.6
Paper & Forest Products                        0.6
Air Freight & Logistics                        0.5
Beverages                                      0.5
Construction Materials                         0.5
Food & Staples Retailing                       0.5
Office Equipment & Supplies                    0.4
Airlines                                       0.4
Leisure Equipment & Products                   0.3
Independent Power Producers & Energy
  Traders                                      0.3
Thrifts & Mortgage Finance                     0.3
Aerospace & Defense                            0.3
Containers & Packaging                         0.3
Electric Utilities                             0.2
Computers & Peripherals                        0.2
Internet & Catalog Retail                      0.1
Short Term Investments                         3.9
Other Assets & Liabilities                    (1.7)
----------------------------------------------------
TOTAL                                        100.0%
----------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                     [streetTRACKS Logo/semi-annual report]
             SPDR S&P International Dividend ETF--PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF MARCH 31, 2008

 ----------------------------------------------------------------------------------------------------------------------------------

 DESCRIPTION                              KUNGSLEDEN AB     FRONTLINE, LTD.     ENERPLUS RESOURCES FUND     PENN WEST ENERGY TRUST
 ----------------------------------------------------------------------------------------------------------------------------------
 MARKET VALUE                             $566,748          486,380             474,068                     439,530
 ----------------------------------------------------------------------------------------------------------------------------------
 % OF NET ASSETS                          3.9%              3.3                 3.3                         3.0
 ----------------------------------------------------------------------------------------------------------------------------------

 -----------------------------------------------------------

 DESCRIPTION                              OUTOKUMPU OYJ
 -----------------------------------------------------------
 MARKET VALUE                             395,884
 -----------------------------------------------------------
 % OF NET ASSETS                          2.7
 -----------------------------------------------------------




 (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2008*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Oil, Gas & Consumable Fuels                   15.3%
Media                                         11.1
Commercial Banks                              10.6
Metals & Mining                                8.7
Household Durables                             7.0
Diversified Telecommunication Services         6.5
Real Estate Management & Development           4.1
Trading Companies & Distributors               3.7
Insurance                                      3.4
Capital Markets                                2.9
Machinery                                      2.5
Pharmaceuticals                                2.3
Construction Materials                         2.2
Food & Staples Retailing                       2.1
Hotels, Restaurants & Leisure                  2.0
Food Products                                  2.0
Building Products                              1.9
Multi-Utilities                                1.9
Communications Equipment                       1.8
Electric Utilities                             1.8
Marine                                         1.7
Thrifts & Mortgage Finance                     1.6
Energy Equipment & Services                    1.1
Containers & Packaging                         0.4
Diversified Financial Services                 0.3
Auto Components                                0.1
Specialty Retail                               0.1
Consumer Finance                               0.0**
Industrial Conglomerates                       0.0**
Electronic Equipment & Instruments             0.0**
Short Term Investments                         1.1
Other Assets & Liabilities                    (0.2)
----------------------------------------------------
TOTAL                                        100.0%
----------------------------------------------------



   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

                     [streetTRACKS Logo/semi-annual report]
       SPDR DJ Wilshire International Real Estate ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/15/06, 12/20/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.60%.

  PERFORMANCE AS OF MARCH 31, 2008


 ---------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET       DOW JONES WILSHIRE EX-US REAL
                                             VALUE       VALUE          ESTATE SECURITIES INDEX
 ---------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 3/31/08                -16.44%     -16.17%                 -16.54%
 ---------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/08                  -18.98%     -19.16%                 -18.81%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      -9.67%      -9.07%                  -9.02%
 ---------------------------------------------------------------------------------------------------





 ---------------------------------------------------------------------------------------------------

                                                          AVERAGE ANNUAL TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET       DOW JONES WILSHIRE EX-US REAL
                                             VALUE       VALUE          ESTATE SECURITIES INDEX
 ---------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/08                  -18.98%     -19.16%                 -18.81%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      -7.56%      -7.08%                  -6.85%
 ---------------------------------------------------------------------------------------------------




 (1) For the period December 15, 2006 to March 31, 2008.

                     [streetTRACKS Logo/semi-annual report]
 SPDR DJ Wilshire International Real Estate ETF--PERFORMANCE SUMMARY (continued)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF (Based on Net Asset Value)


 [Line Graph]

                                     SPDR DJ               DOW JONES
                             WILSHIRE INTERNATIONAL     WILSHIRE EX-US
                                   REAL ESTATE            REAL ESTATE
                                       ETF             SECURITIES INDEX
                             ----------------------    ----------------
12/15/06                              10000                  10000
12/31/06                              10401                  10397
1/31/07                               10546                  10576
2/28/07                               10836                  10871
3/31/07                               11149                  11207
4/30/07                               11390                  11448
5/31/07                               11605                  11670
6/30/07                               10857                  10949
7/31/07                               10297                  10383
8/31/07                               10270                  10341
9/30/07                               10809                  10900
10/31/07                              11009                  11112
11/30/07                              10174                  10274
12/31/07                               9682                   9785
1/31/08                                9171                   9257
2/29/08                                9207                   9285
3/31/08                                9033                   9098

                     [streetTRACKS Logo/semi-annual report]
        SPDR DJ Wilshire International Real Estate ETF--PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2008

 -------------------------------------------------------------------------------------------------------------------------------

 DESCRIPTION                              WESTFIELD GROUP     UNIBAIL-RODAMCO     MITSUI FUDOSAN CO., LTD.     BROOKFIELD ASSET
                                                                                                                MANAGEMENT, INC.
                                                                                                                (CLASS A)
 -------------------------------------------------------------------------------------------------------------------------------
 MARKET VALUE                             $83,990,597         60,639,470          50,203,195                   44,857,346
 -------------------------------------------------------------------------------------------------------------------------------
 % OF NET ASSETS                          8.7%                6.3                 5.2                          4.6
 -------------------------------------------------------------------------------------------------------------------------------

 ---------------------------------------------------------

 DESCRIPTION                               LAND SECURITIES
                                           GROUP PLC

 ---------------------------------------------------------
 MARKET VALUE                             40,540,993
 ---------------------------------------------------------
 % OF NET ASSETS                          4.2
 ---------------------------------------------------------




 (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2008*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Real Estate Management & Development          37.3%
Retail REIT'S                                 26.0
Diversified REIT'S                            20.3
Office REIT'S                                 10.6
Industrial REIT'S                              3.8
Residential REIT'S                             0.9
Specialized REIT'S                             0.7
Short Term Investments                         2.4
Other Assets & Liabilities                    (2.0)
----------------------------------------------------
TOTAL                                        100.0%
----------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                     [streetTRACKS Logo/semi-annual report]
     SPDR FTSE/Macquarie Global Infrastructure 100 ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/25/07, 1/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.60%.

  PERFORMANCE AS OF MARCH 31, 2008


 ---------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET             MACQUARIE GLOBAL
                                             VALUE       VALUE         INFRASTRUCTURE 100 INDEX
 ---------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 3/31/08                -1.74%      -1.32%                   -1.39%
 ---------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/08                   5.23%       5.57%                    6.14%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     12.45%      13.11%                   13.47%
 ---------------------------------------------------------------------------------------------------





 ---------------------------------------------------------------------------------------------------

                                                          AVERAGE ANNUAL TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET             MACQUARIE GLOBAL
                                             VALUE       VALUE         INFRASTRUCTURE 100 INDEX
 ---------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/08                   5.23%       5.57%                    6.14%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     10.42%      10.98%                   10.64%
 ---------------------------------------------------------------------------------------------------




 (1) For the period January 25, 2007 to March 31, 2008.

                     [streetTRACKS Logo/semi-annual report]
SPDR FTSE/Macquarie Global Infrastructure 100 ETF--PERFORMANCE SUMMARY
                                   (continued)



    COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
    SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF (Based on Net Asset Value)


 [Line Graph]

                                 SPDR FTSE/
                              MACQUARIE GLOBAL      MACQUARIE GLOBAL
                             INFRASTRUCTURE 100    INFRASTRUCTURE 100
                                     ETF                  INDEX
                             ------------------    ------------------
1/25/07                           10000.00              10000.00
1/31/07                           10090.00              10089.00
2/28/07                           10275.00              10277.00
3/31/07                           10685.00              10692.00
4/30/07                           11114.00              11125.00
5/31/07                           11384.00              11425.00
6/30/07                           11080.00              11120.00
7/31/07                           10715.00              10754.00
8/31/07                           10894.00              10949.00
9/30/07                           11443.00              11508.00
10/31/07                          12134.00              12217.00
11/30/07                          12294.00              12386.00
12/31/07                          12245.00              12343.00
1/31/08                           11364.00              11453.00
2/29/08                           11313.00              11411.00
3/31/08                           11245.00              11347.00

                     [streetTRACKS Logo/semi-annual report]
      SPDR FTSE/Macquarie Global Infrastructure 100 ETF--PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2008

 ---------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              E.ON AG        SUEZ SA       IBERDROLA SA     EXELON CORP.     ENEL SPA
 ---------------------------------------------------------------------------------------------------------------------
  MARKET VALUE                             $5,969,893     4,162,638     3,783,498        2,612,831        2,393,635
 ---------------------------------------------------------------------------------------------------------------------
  % OF NET ASSETS                          8.3%           5.8           5.2              3.6              3.3
 ---------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2008*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Electric Utilities                            51.4%
Multi-Utilities                               23.1
Gas Utilities                                  6.1
Oil, Gas & Consumable Fuels                    5.0
Independent Power Producers & Energy
  Traders                                      4.4
Water Utilities                                3.8
Transportation Infrastructure                  2.1
Wireless Telecommunication Services            1.6
Road & Rail                                    0.8
Commercial Banks                               0.4
Short Term Investments                         9.8
Other Assets & Liabilities                    (8.5)
----------------------------------------------------
TOTAL                                        100.0%
----------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                     [streetTRACKS Logo/semi-annual report]
                  SPDR MSCI ACWI ex-US ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/10/07, 1/17/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR MSCI ACWI EX-US ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.35%.

  PERFORMANCE AS OF MARCH 31, 2008


 ---------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET             MSCI ALL COUNTRY
                                             VALUE       VALUE         WORLD INDEX EX USA INDEX
 ---------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 3/31/08                -9.80%      -9.97%                   -9.63%
 ---------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/08                   1.18%       0.80%                    2.58%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      7.84%       7.94%                    9.46%
 ---------------------------------------------------------------------------------------------------





 ---------------------------------------------------------------------------------------------------

                                                          AVERAGE ANNUAL TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET             MSCI ALL COUNTRY
                                             VALUE       VALUE         WORLD INDEX EX USA INDEX
 ---------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/08                   1.18%       0.80%                   2.58%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      6.36%       6.44%                   7.50%
 ---------------------------------------------------------------------------------------------------




 (1) For the period January 10, 2007 to March 31, 2008.

                     [streetTRACKS Logo/semi-annual report]
            SPDR MSCI ACWI ex-US ETF--PERFORMANCE SUMMARY (continued)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR MSCI ACWI EX-US ETF (Based on Net Asset Value)


 [Line Graph]

                                               MSCI ALL
                                            COUNTRY WORLD
                               SPDR MSCI       INDEX EX
                              ACWI EX-US      USA INDEX
                                  ETF
                              ----------    -------------
1/10/07                        10000.00        10000.00
1/31/07                        10306.00        10315.00
2/28/07                        10362.00        10378.00
3/31/07                        10657.00        10671.00
4/30/07                        11140.00        11166.00
5/31/07                        11421.00        11472.00
6/30/07                        11494.00        11569.00
7/31/07                        11402.00        11537.00
8/31/07                        11227.00        11359.00
9/30/07                        11955.00        12112.00
10/31/07                       12607.00        12788.00
11/30/07                       12042.00        12214.00
12/31/07                       11861.00        12037.00
1/31/08                        10763.00        10871.00
2/29/08                        11010.00        11187.00
3/31/08                        10784.00        10946.00

                     [streetTRACKS Logo/semi-annual report]
                  SPDR MSCI ACWI ex-US ETF-- PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2008

 ----------------------------------------------------------------------------------------------------------------------------

 DESCRIPTION                               BP PLC         NESTLE SA     HSBC HOLDINGS PLC     VODAFONE GROUP     TOTAL SA
 ----------------------------------------------------------------------------------------------------------------------------
 MARKET VALUE                              $2,825,130     2,783,676     2,554,855             2,314,739          2,198,923
 ----------------------------------------------------------------------------------------------------------------------------
 % OF NET ASSETS                           1.2%           1.2           1.1                   1.0                0.9
 ----------------------------------------------------------------------------------------------------------------------------




 (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2008*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Commercial Banks                              13.9%
Oil, Gas & Consumable Fuels                   11.0
Metals & Mining                                7.0
Pharmaceuticals                                4.4
Insurance                                      4.3
Diversified Telecommunication Services         3.6
Chemicals                                      3.1
Wireless Telecommunication Services            3.1
Real Estate Management & Development           2.9
Automobiles                                    2.9
Electric Utilities                             2.5
Food Products                                  2.4
Semiconductors & Semiconductor Equipment       2.2
Machinery                                      2.1
Capital Markets                                2.1
Food & Staples Retailing                       1.9
Media                                          1.7
Industrial Conglomerates                       1.7
Beverages                                      1.5
Diversified Financial Services                 1.4
Multi-Utilities                                1.4
Electronic Equipment & Instruments             1.3
Communications Equipment                       1.3
Electrical Equipment                           1.2
Trading Companies & Distributors               1.1
Household Durables                             1.1
Road & Rail                                    1.1
Construction & Engineering                     1.0
Commercial Services & Supplies                 0.9
Textiles, Apparel & Luxury Goods               0.8
Tobacco                                        0.8
Marine                                         0.7
Hotels, Restaurants & Leisure                  0.7
Construction Materials                         0.7
Transportation Infrastructure                  0.7
Building Products                              0.7
IT Services                                    0.7
Auto Components                                0.7
Aerospace & Defense                            0.5
Gas Utilities                                  0.5
Specialty Retail                               0.4
Health Care Equipment & Supplies               0.4
Office Electronics                             0.4
Independent Power Producers & Energy
  Traders                                      0.4
Biotechnology                                  0.4
Air Freight & Logistics                        0.3
Energy Equipment & Services                    0.3
Multiline Retail                               0.3
Software                                       0.3
Computers & Peripherals                        0.3
Distributors                                   0.2
Household Products                             0.2
Internet Software & Services                   0.2
Airlines                                       0.2
Consumer Finance                               0.2
Health Care Providers & Services               0.1
Telecommunications                             0.1
Paper & Forest Products                        0.1
Real Estate Investment Trust                   0.1
Containers & Packaging                         0.1
Water Utilities                                0.1
Life Sciences, Tools & Services                0.1
Leisure Equipment & Products                   0.1
Internet & Catalog Retail                      0.0**
Short Term Investments                         5.2
Other Assets & Liabilities                    (4.1)
----------------------------------------------------
TOTAL                                        100.0%
----------------------------------------------------



   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

  ** Amount represents less than 0.05% of net assets.

                     [streetTRACKS Logo/semi-annual report]
            SPDR Russell/Nomura PRIME Japan ETF--PERFORMANCE SUMMARY


  The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/9/06, 11/14/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR RUSSELL/NOMURA PRIME JAPAN ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.51%.

  PERFORMANCE AS OF MARCH 31, 2008


 ---------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET              RUSSELL/NOMURA
                                             VALUE       VALUE                PRIME INDEX
 ---------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 3/31/08                -12.57%     -12.03%                 -12.50%
 ---------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/08                  -14.50%     -14.06%                 -14.19%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION(1)                       -7.16%      -7.13%                  -7.41%
 ---------------------------------------------------------------------------------------------------





 ---------------------------------------------------------------------------------------------------

                                                          AVERAGE ANNUAL TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET              RUSSELL/NOMURA
                                             VALUE       VALUE                PRIME INDEX
 ---------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/08                  -14.50%     -14.06%                 -14.19%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION(1)                       -5.19%      -5.17%                  -4.62%
 ---------------------------------------------------------------------------------------------------




 (1) For the period November 9, 2006 to March 31, 2008.

                     [streetTRACKS Logo/semi-annual report]
      SPDR Russell/Nomura PRIME Japan ETF--PERFORMANCE SUMMARY (continued)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR RUSSELL/NOMURA PRIME JAPAN ETF (Based on Net Asset Value)


 [Line Graph]

                            SPDR RUSSELL/NOMURA
                                PRIME JAPAN        RUSSELL/NOMURA PRIME
                                    ETF                    INDEX
                            -------------------    --------------------
11/09/06                          10000.00               10000.00
11/30/06                          10320.00               10323.00
12/31/06                          10514.00               10520.00
1/31/07                           10605.00               10611.00
2/28/07                           11002.00               11024.00
3/31/07                           10858.00               10898.00
4/30/07                           10656.00               10702.00
5/31/07                           10799.00               10848.00
6/30/07                           10765.00               10829.00
7/31/07                           10717.00               10796.00
8/31/07                           10421.00               10475.00
9/30/07                           10619.00               10688.00
10/31/07                          10604.00               10693.00
11/30/07                          10408.00               10509.00
12/31/07                           9988.00                9946.00
1/31/08                            9546.00                9616.00
2/29/08                            9600.00                9675.00
3/31/08                            9284.00                9259.00

                     [streetTRACKS Logo/semi-annual report]
             SPDR Russell/Nomura PRIME Japan ETF--PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2008

 ----------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              TOYOTA MOTOR CORP.     MITSUBISHI UFJ            CANON, INC     NINTENDO CO., LTD.
                                                                  FINANCIAL GROUP, INC.
 ----------------------------------------------------------------------------------------------------------------------------
  MARKET VALUE                             $1,362,000             1,028,181                 735,894        696,109
 ----------------------------------------------------------------------------------------------------------------------------
  % OF NET ASSETS                          3.6%                   2.7                       2.0            1.8
 ----------------------------------------------------------------------------------------------------------------------------

 -------------------------------------------------------------------

  DESCRIPTION                              SUMITOMO MITSUI
                                           FINANCIAL GROUP, INC.
 -------------------------------------------------------------------
  MARKET VALUE                             626,111
 -------------------------------------------------------------------
  % OF NET ASSETS                          1.7
 -------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2008*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Commercial Banks                              10.0%
Automobiles                                    7.1
Electronic Equipment & Instruments             4.8
Machinery                                      4.6
Electric Utilities                             4.4
Trading Companies & Distributors               4.4
Chemicals                                      4.4
Household Durables                             3.8
Road & Rail                                    3.8
Pharmaceuticals                                3.8
Metals & Mining                                3.7
Office Electronics                             2.5
Real Estate Management & Development           2.4
Software                                       2.3
Insurance                                      2.2
Auto Components                                2.2
Wireless Telecommunication Services            2.1
Capital Markets                                2.0
Specialty Retail                               1.9
Oil, Gas & Consumable Fuels                    1.9
Leisure Equipment & Products                   1.6
Computers & Peripherals                        1.6
Food & Staples Retailing                       1.5
Diversified Telecommunication Services         1.5
Electrical Equipment                           1.4
Semiconductors & Semiconductor Equipment       1.3
Consumer Finance                               1.3
Commercial Services & Supplies                 1.3
Marine                                         1.0
Building Products                              1.0
Beverages                                      0.9
Food Products                                  0.9
Tobacco                                        0.9
Construction & Engineering                     0.8
Media                                          0.8
Gas Utilities                                  0.7
IT Services                                    0.6
Multiline Retail                               0.6
Personal Products                              0.5
Airlines                                       0.5
Textiles, Apparel & Luxury Goods               0.5
Household Products                             0.4
Internet Software & Services                   0.3
Health Care Providers & Services               0.3
Paper & Forest Products                        0.3
Industrial Conglomerates                       0.3
Health Care Equipment & Supplies               0.3
Air Freight & Logistics                        0.2
Hotels, Restaurants & Leisure                  0.2
Independent Power Producers & Energy
  Traders                                      0.2
Internet & Catalog Retail                      0.2
Diversified Consumer Services                  0.2
Containers & Packaging                         0.1
Construction Materials                         0.1
Distributors                                   0.1
Transportation Infrastructure                  0.1
Diversified Financial Services                 0.1
Communications Equipment                       0.0**
Short Term Investments                         2.0
Other Assets & Liabilities                    (0.9)
----------------------------------------------------
TOTAL                                        100.0%
----------------------------------------------------



   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

  ** Amount represents less than 0.05% of net assets.

                     [streetTRACKS Logo/semi-annual report]
          SPDR Russell/Nomura Small Cap Japan ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/9/06, 11/14/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.56%.

  PERFORMANCE AS OF MARCH 31, 2008


 ---------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET           RUSSELL/NOMURA JAPAN
                                             VALUE       VALUE              SMALL CAP INDEX
 ---------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 3/31/08                -10.22%      -8.97%                  -9.05%
 ---------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/08                  -18.36%     -18.78%                 -15.83%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -10.73%     -10.44%                 -10.21%
 ---------------------------------------------------------------------------------------------------





 ---------------------------------------------------------------------------------------------------

                                                          AVERAGE ANNUAL TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET           RUSSELL/NOMURA JAPAN
                                             VALUE       VALUE              SMALL CAP INDEX
 ---------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/08                  -18.36%     -18.78%                 -15.83%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      -7.82%      -7.61%                  -6.82%
 ---------------------------------------------------------------------------------------------------




 (1) For the period November 9, 2006 to March 31, 2008.

                     [streetTRACKS Logo/semi-annual report]
    SPDR Russell/Nomura Small Cap Japan ETF--PERFORMANCE SUMMARY (continued)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF (Based on Net Asset Value)


 [Line Graph]

                              SPDR RUSSELL/
                               NOMURA SMALL    RUSSELL/ NOMURA
                                CAP JAPAN        JAPAN SMALL
                                   ETF            CAP INDEX
                              -------------    ---------------
11/09/06                         10000.00          10000.00
11/30/06                         10421.00          10352.00
12/31/06                         10437.00          10359.00
1/31/07                          10616.00          10517.00
2/28/07                          11009.00          10853.00
3/31/07                          10935.00          10749.00
4/30/07                          10679.00          10523.00
5/31/07                          10437.00          10327.00
6/30/07                          10449.00          10402.00
7/31/07                          10447.00          10403.00
8/31/07                           9969.00           9916.00
9/30/07                           9943.00           9948.00
10/31/07                         10045.00          10114.00
11/30/07                          9759.00           9831.00
12/31/07                          9229.00           9187.00
1/31/08                           8783.00           8926.00
2/29/08                           8868.00           9018.00
3/31/08                           8927.00           8979.00

                     [streetTRACKS Logo/semi-annual report]
           SPDR Russell/Nomura Small Cap Japan ETF--PORTFOLIO SUMMARY


    TOP FIVE HOLDINGS AS OF MARCH 31, 2008

 ---------------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              SAGAMI RAILWAY CO., LTD.     NANKAI ELECTRIC       TAKARA HOLDINGS, INC.     TOTO, LTD.
                                                                        RAILWAY CO., LTD.
 ---------------------------------------------------------------------------------------------------------------------------------
  MARKET VALUE                             $615,884                     588,617               550,126                   549,495
 ---------------------------------------------------------------------------------------------------------------------------------
  % OF NET ASSETS                          0.7%                         0.7                   0.6                       0.6
 ---------------------------------------------------------------------------------------------------------------------------------

 -------------------------------------------------------------------

  DESCRIPTION                              YAMATO KOGYO CO., LTD
 -------------------------------------------------------------------
  MARKET VALUE                             539,096
 -------------------------------------------------------------------
  % OF NET ASSETS                          0.6
 -------------------------------------------------------------------




 (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2008*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Commercial Banks                               8.4%
Machinery                                      6.5
Chemicals                                      5.1
Food Products                                  4.6
Specialty Retail                               4.5
Electronic Equipment & Instruments             4.3
Auto Components                                4.2
Metals & Mining                                3.7
Commercial Services & Supplies                 3.3
Pharmaceuticals                                3.1
Building Products                              2.8
Textiles, Apparel & Luxury Goods               2.7
Food & Staples Retailing                       2.7
Trading Companies & Distributors               2.4
Household Durables                             2.4
Hotels, Restaurants & Leisure                  2.3
Capital Markets                                2.2
Media                                          2.1
Software                                       2.1
Real Estate Management & Development           1.9
IT Services                                    1.9
Construction & Engineering                     1.8
Road & Rail                                    1.8
Multiline Retail                               1.7
Electrical Equipment                           1.6
Health Care Equipment & Supplies               1.6
Transportation Infrastructure                  1.5
Consumer Finance                               1.4
Internet Software & Services                   1.4
Beverages                                      1.3
Semiconductors & Semiconductor Equipment       1.3
Diversified Financial Services                 1.3
Personal Products                              1.2
Communications Equipment                       1.2
Oil, Gas & Consumable Fuels                    0.8
Distributors                                   0.7
Containers & Packaging                         0.6
Health Care Providers & Services               0.5
Gas Utilities                                  0.4
Marine                                         0.4
Industrial Conglomerates                       0.4
Automobiles                                    0.4
Computers & Peripherals                        0.3
Internet & Catalog Retail                      0.3
Leisure Equipment & Products                   0.3
Insurance                                      0.2
Office Electronics                             0.2
Biotechnology                                  0.2
Life Sciences, Tools & Services                0.0**
Short Term Investments                         2.0
Other Assets & Liabilities                     0.0**

----------------------------------------------------
TOTAL                                        100.0%
----------------------------------------------------



   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

  ** Amount represents less than 0.05% of net assets.

DJ STOXX 50 ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES        VALUE
--------------------               ------        -----
COMMON STOCKS -- 99.0%
FINLAND -- 2.9%
Nokia Oyj.....................     100,363   $  3,186,965
                                             ------------
FRANCE -- 13.6%
AXA...........................      45,291      1,649,897
BNP Paribas SA................      21,871      2,214,152
France Telecom SA.............      48,451      1,635,266
Sanofi-Aventis................      27,407      2,063,687
Societe Gene NV (a)...........       3,876        374,337
Societe Generale..............      11,165      1,097,227
Suez SA.......................      30,212      1,990,057
Total SA......................      53,963      4,022,253
                                             ------------
TOTAL FRANCE..................                 15,046,876
                                             ------------
GERMANY -- 13.8%
Allianz SE....................      11,543      2,295,087
BASF AG.......................      12,511      1,691,212
Daimler AG....................      24,001      2,059,367
Deutsche Bank AG..............      12,778      1,451,737
Deutsche Telekom AG...........      76,153      1,273,050
E.ON AG.......................      16,123      2,995,723
SAP AG........................      22,655      1,130,068
Siemens AG....................      22,028      2,396,192
                                             ------------
TOTAL GERMANY.................                 15,292,436
                                             ------------
ITALY -- 6.7%
Assicurazioni Generali SpA....      30,012      1,354,381
Eni SpA.......................      62,499      2,139,108
Intesa Sanpaolo SpA...........     229,808      1,625,895
UniCredito Italiano SpA.......     340,511      2,287,721
                                             ------------
TOTAL ITALY...................                  7,407,105
                                             ------------
LUXEMBOURG -- 1.6%
ArcelorMittal.................      21,050      1,730,779
                                             ------------
NETHERLANDS -- 5.4%
Fortis........................      60,354      1,524,405
Fortis VVPR Strip (a).........      33,296            527
ING Groep NV..................      53,459      2,009,285
Koninklijke (Royal) Philips
  Electronics NV..............      27,387      1,051,487
Unilever NV...................      40,541      1,366,369
                                             ------------
TOTAL NETHERLANDS.............                  5,952,073
                                             ------------
SPAIN -- 7.5%
Banco Bilbao Vizcaya
  Argentaria SA...............      90,846      2,008,103
Banco Santander Central
  Hispano SA..................     159,654      3,192,605
Telefonica SA.................     106,742      3,078,312
                                             ------------
TOTAL SPAIN...................                  8,279,020
                                             ------------
SWEDEN -- 0.7%
Telefonaktiebolaget LM
  Ericsson (Class B)..........     380,764        748,692
                                             ------------
SWITZERLAND -- 13.1%
Credit Suisse Group...........      26,095      1,333,706
Nestle SA.....................      10,037      5,036,005
Novartis AG...................      63,142      3,249,510
Roche Holding AG..............      17,935      3,389,163
UBS AG........................      48,830      1,424,836
                                             ------------
TOTAL SWITZERLAND.............                 14,433,220
                                             ------------
UNITED KINGDOM -- 33.7%
Anglo American PLC............      34,264      2,062,057
AstraZeneca PLC...............      37,152      1,391,137
Barclays PLC..................     168,992      1,521,497
BHP Billiton PLC..............      57,561      1,710,316
BP PLC........................     481,869      4,903,496
BT Group PLC..................     201,778        871,245
Diageo PLC....................      65,624      1,325,145
GlaxoSmithKline PLC...........     139,935      2,964,766
HBOS PLC......................      95,485      1,062,747
HSBC Holdings PLC.............     303,001      4,998,377
Lloyds TSB Group PLC..........     145,259      1,302,046
Rio Tinto PLC.................      25,463      2,648,300
Royal Bank of Scotland Group
  PLC.........................     255,263      1,710,987
Royal Dutch Shell PLC (Class
  A)..........................      92,056      3,188,660
Tesco PLC.....................     200,619      1,511,187
Vodafone Group................   1,356,479      4,068,264
                                             ------------
TOTAL UNITED KINGDOM..........                 37,240,227
                                             ------------
TOTAL COMMON STOCKS --  (Cost
  $118,884,552)...............                109,317,393
                                             ------------
SHORT TERM INVESTMENTS -- 0.0% (B)
UNITED STATES -- 0.0% (B)
MONEY MARKET FUND-- 0.0% (B)
STIC Prime Portfolio
  (Cost $1,249)...............       1,249          1,249
                                             ------------
TOTAL INVESTMENTS -- 99.0%
  (Cost $118,885,801).........                109,318,642
OTHER ASSETS AND
  LIABILITIES -- 1.0%.........                  1,092,571
                                             ------------
NET ASSETS -- 100.0%..........               $110,411,213
                                             ============




(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.




See accompanying notes to financial statements.

DJ EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------



SECURITY DESCRIPTION                   SHARES              VALUE
--------------------                   ------              -----
COMMON STOCKS -- 99.9%
FINLAND -- 4.1%
Nokia Oyj.....................          549,775        $ 17,457,765
                                                       ------------
FRANCE -- 32.2%
Air Liquide SA................           33,095           5,064,197
Alcatel-Lucent................          321,169           1,842,248
AXA...........................          245,589           8,946,514
BNP Paribas SA................          119,274          12,074,930
Carrefour SA..................           76,810           5,947,933
Cie de Saint-Gobain...........           43,658           3,573,058
Credit Agricole SA............          106,500           3,307,590
France Telecom SA.............          265,618           8,964,851
Groupe Danone.................           71,696           6,434,638
L'Oreal SA (b)................           34,399           4,384,538
LVMH Moet Hennessy Louis
  Vuitton SA..................           36,015           4,023,264
Renault SA....................           27,649           3,071,167
Sanofi-Aventis................          150,264          11,314,551
Schneider Electric SA.........           34,267           4,450,246
Societe Generale NV (a).......           18,215           1,759,174
Societe Generale..............           63,527           6,243,039
Suez SA.......................          165,577          10,906,514
Total SA......................          295,389          22,017,478
Vinci SA......................           68,108           4,941,681
Vivendi Universal SA..........          162,831           6,385,843
                                                       ------------
TOTAL FRANCE..................                          135,653,454
                                                       ------------
GERMANY -- 27.5%
Allianz SE....................           63,264          12,578,739
BASF AG.......................           68,643           9,279,021
Bayer AG......................          106,851           8,594,214
Daimler AG (b)................          131,030          11,242,817
Deutsche Bank AG..............           70,050           7,958,537
Deutsche Boerse AG............           27,955           4,519,531
Deutsche Telekom AG...........          412,902           6,902,484
E.ON AG.......................           87,972          16,345,579
Muenchener Rueckversicherungs-
  Gesellschaft AG (b).........           28,407           5,576,125
RWE AG........................           61,043           7,531,062
SAP AG........................          123,943           6,182,479
Siemens AG....................          120,676          13,127,058
Volkswagen AG.................           19,822           5,767,939
                                                       ------------
TOTAL GERMANY.................                          115,605,585
                                                       ------------
ITALY -- 11.8%
Assicurazioni Generali SpA....          163,164           7,363,262
Enel SpA......................          586,206           6,242,025
Eni SpA.......................          340,820          11,665,001
Intesa Sanpaolo SpA...........        1,250,084           8,844,364
Telecom Italia SpA............        1,417,093           2,975,227
UniCredito Italiano SpA.......        1,865,437          12,532,924
                                                       ------------
TOTAL ITALY...................                           49,622,803
                                                       ------------
LUXEMBOURG -- 2.2%
ArcelorMittal.................          115,355           9,484,753
                                                       ------------
NETHERLANDS -- 8.4%
Aegon NV......................          188,160           2,778,748
Fortis........................          332,494           8,398,043
Fortis VVPR Strip (a).........          129,370               2,050
ING Groep NV..................          291,211          10,945,318
Koninklijke (Royal) Philips
  Electronics NV (b)..........          148,890           5,716,430
Unilever NV...................          219,013           7,381,478
                                                       ------------
TOTAL NETHERLANDS.............                           35,222,067
                                                       ------------
SPAIN -- 13.7%
Banco Bilbao Vizcaya
  Argentaria SA...............          495,312          10,948,611
Banco Santander Central
  Hispano SA..................          874,318          17,483,755
Iberdrola SA..................          547,055           8,512,330
Repsol YPF SA.................          111,526           3,863,067
Telefonica SA.................          584,557          16,857,928
                                                       ------------
TOTAL SPAIN...................                           57,665,691
                                                       ------------
TOTAL COMMON STOCKS -- (Cost
  $416,638,521)...............                          420,712,118
                                                       ------------
SHORT TERM INVESTMENTS -- 1.7%
UNITED STATES -- 1.7%
MONEY MARKET FUNDS -- 1.7%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)............        7,015,981           7,015,981
STIC Prime Portfolio .........           61,084              61,084
                                                       ------------
TOTAL SHORT TERM
  INVESTMENTS --  (Cost
  $7,077,065).................                            7,077,065
                                                       ------------
TOTAL INVESTMENTS -- 101.6%
  (Cost $423,715,586).........                          427,789,183
OTHER ASSETS AND
  LIABILITIES -- (1.6)%.......                           (6,867,106)
                                                       ------------
NET ASSETS -- 100.0%..........                         $420,922,077
                                                       ============




(a) Non-income producing security
(b) Security, or portion thereof, was on loan at March 31, 2008.
(c) Affiliated Fund managed by SSgA Funds Management, Inc.
(d) Investments of cash collateral for securities loaned.




See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES       VALUE
--------------------                ------       -----
COMMON STOCKS -- 95.5%
CHINA -- 33.2%
Agile Property Holdings,
  Ltd. ........................     354,188   $   373,627
Air China, Ltd. ...............     299,414       252,754
Aluminum Corp. of China,
  Ltd. ........................     306,304       495,102
Angang Steel Co., Ltd. ........     137,244       313,183
Anhui Conch Cement Co., Ltd. ..      69,750       479,020
Baidu.com ADR (a)(b)...........       2,534       607,222
Bank of China, Ltd. ...........   1,345,382       573,912
Bank of Communications Co.,
  Ltd. ........................     420,723       491,385
China CITIC Bank (a)...........     367,385       194,010
China Construction Bank
  Corp. .......................   2,048,768     1,529,432
China COSCO Holdings Co.,
  Ltd. ........................     285,132       691,686
China Life Insurance Co.,
  Ltd. ........................     466,708     1,604,096
China Mengniu Dairy Co.,
  Ltd. ........................      96,390       281,138
China Merchants Bank Co.,
  Ltd. ........................     180,669       625,610
China Merchants Holdings
  International Co., Ltd. .....      96,744       459,304
China Mobile, Ltd. ............     299,136     4,450,805
China Oilfield Services,
  Ltd. ........................     454,557       745,247
China Overseas Land &
  Investment, Ltd. (a).........     287,043       529,618
China Petroleum & Chemical
  Corp. .......................   1,161,462       993,895
China Resources Enterprise.....     118,746       381,435
China Shenhua Energy Co.,
  Ltd. ........................     237,056       947,268
China Shipping Container Lines
  Co., Ltd. ...................   1,189,339       450,805
China Shipping Development Co.,
  Ltd. ........................     193,215       606,989
China Telecom Corp., Ltd. .....   1,133,930       710,996
China Unicom, Ltd. ............     234,172       492,845
CNOOC, Ltd. ...................   1,129,470     1,668,914
COSCO Pacific, Ltd. ...........     143,331       279,559
Ctrip.com International, Ltd.
  ADR (b)......................       7,454       395,211
Denway Motors, Ltd. ...........     554,205       234,988
Dongfeng Motor Group Co.,
  Ltd. ........................     402,763       181,125
Focus Media Holding, Ltd. ADR
  (a)(b).......................       6,814       239,512
Guangzhou R&F Properties Co.,
  Ltd. ........................     173,376       460,013
Huaneng Power International,
  Inc. ........................     386,472       293,472
Industrial & Commercial Bank of
  China........................   1,818,180     1,266,186
Jiangsu Expressway, Co. .......     360,060       323,843
Jiangxi Copper Co., Ltd. ......     164,578       310,427
Lenovo Group, Ltd. ............     575,703       369,854
Maanshan Iron & Steel..........     286,971       150,439
NetEase.com ADR (a)(b).........      10,475       201,225
PetroChina Co., Ltd. ..........   1,375,379     1,717,711
Ping An Insurance Group Co. of
  China, Ltd. .................      86,864       615,526
Samling Global, Ltd. ..........     342,707        48,437
Semiconductor Manufacturing
  International Corp. (a)......   2,092,837       145,208
Shanghai Electric Group Co.,
  Ltd. ........................     505,179       308,319
SINA Corp. (a).................       4,212       148,473
Sinopec Shanghai Petrochemical
  Co., Ltd. ...................     367,252       126,462
Suntech Power Holdings Co.,
  Ltd. ADR (a)(b)..............       8,038       326,021
Tencent Holdings, Ltd. ........      60,594       345,290
Tingyi Cayman Islands Holding
  Corp. .......................     190,383       249,511
Yanzhou Coal Mining Co.,
  Ltd. ........................     216,882       307,091
Zijin Mining Group Co., Ltd. ..     329,790       315,262
                                              -----------
TOTAL CHINA....................                30,309,463
                                              -----------
INDIA -- 18.9%
Apollo Hospitals Enterprise,
  Ltd. ........................      20,033       256,155
Bharat Heavy Electricals, Ltd.
  (a)..........................      13,439       680,659
Bharti Airtel, Ltd. (a)........      63,812     1,299,780
Cipla, Ltd. ...................      53,324       291,076
HDFC Bank, Ltd. ...............      17,235       567,054
Hero Honda Motors, Ltd. (a)....      19,355       332,827
Hindustan Lever, Ltd. .........      98,754       562,445
Hindustan Zinc, Ltd. (a).......      11,402       150,596
Housing Development Finance
  Corp., Ltd. .................      16,721       989,798
ICICI Bank, Ltd. ADR...........      17,052       651,216
Idea Cellular, Ltd. (a)........     159,196       405,926
Indiabulls Financial Services,
  Ltd. ........................      41,910       413,339
Indian Hotels Co., Ltd. .......     137,799       383,309
Infosys Technologies, Ltd. ADR
  (b)..........................      26,594       951,267
ITC, Ltd. .....................      88,740       454,349
Larsen & Toubro, Ltd. GDR......       9,990       769,230
Mahindra & Mahindra, Ltd. GDR
  (a)..........................      15,628       266,050
Oil & Natural Gas Corp.,
  Ltd. ........................      25,548       627,875
Reliance Capital, Ltd. ........       7,471       227,566
Reliance Communications,
  Ltd. ........................      60,044       756,237
Reliance Energy, Ltd. .........      21,780       678,589
Reliance Industries, Ltd. GDR
  (c)..........................      22,920     2,635,800
Satyam Computer Services, Ltd.
  ADR (b)......................      19,191       433,525
Siemens India, Ltd. ...........      20,146       309,320
Steel Authority Of India, Ltd.
  (a)..........................      68,633       313,057
Sterlite Industries India, Ltd.
  (a)..........................      13,146       233,315
Suzlon Energy, Ltd. ...........      40,666       265,870
Tata Consultancy Services,
  Ltd. ........................      13,634       271,525
Tata Motors, Ltd. .............      23,826       368,614
Unitech, Ltd. .................      35,304       239,085
Wipro, Ltd. ADR................      20,769       239,466
Zee Entertainment Enterprises,
  Ltd. (a).....................      37,214       225,213
                                              -----------
TOTAL INDIA....................                17,250,133
                                              -----------
INDONESIA -- 3.6%
Astra International Tbk PT.....     210,720       555,129
Bank Central Asia Tbk PT.......   1,306,296       461,212
Bank Rakyat Indonesia PT.......     618,648       423,409
Bumi Resources Tbk PT..........   1,080,464       727,743
Indosat Tbk PT.................     456,748       352,299
Perusahaan Gas Negara PT.......     184,128       283,043
Telekomunikasi Indonesia Tbk
  PT...........................     475,594       498,586
                                              -----------
TOTAL INDONESIA................                 3,301,421
                                              -----------
MALAYSIA -- 7.8%
Bintulu Port Holdings Bhd......     367,706       701,268
Bursa Malaysia Bhd.............      79,207       224,112
Carlsberg Brewery Bhd..........     548,503       703,099
Genting Bhd....................     235,200       481,651
IJM Corp Bhd...................     184,000       350,915
IOI Corp. Bhd..................     285,640       634,061
Lingkaran Trans Kota Holdings
  Bhd..........................     527,700       590,641
Magnum Corp. Bhd...............     574,058       603,044
Malaysian Airline System Bhd
  (a)..........................     229,033       253,487
Malaysian Plantations Bhd......     419,500       351,496
Naim Cendera Holding Bhd.......     315,413       370,784
Sarawake Energy Bhd............     497,666       328,302
Star Publications Malaysia
  Bhd..........................     557,200       595,787


See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------                ------       -----
Tan Chong Motor Holdings Bhd...   1,242,300   $   699,122
Uchi Technologies Bhd..........     400,100       231,416
                                              -----------
TOTAL MALAYSIA.................                 7,119,185
                                              -----------
PHILIPPINES -- 0.9%
Ayala Land, Inc. ..............   1,326,958       341,508
Philippine Long Distance
  Telephone Co. ...............       6,664       449,106
                                              -----------
TOTAL PHILIPPINES..............                   790,614
                                              -----------
TAIWAN -- 27.4%
Acer, Inc. ....................     157,080       281,280
Advanced Semiconductor
  Engineering, Inc. ...........     394,012       383,902
ASE Test, Ltd. (a).............   1,167,000       208,204
Asia Cement Corp. .............     191,040       341,463
Asustek Computer, Inc. ........     157,780       462,233
AU Optronics Corp. ADR.........      47,791       821,527
Catcher Technology Co., Ltd. ..      46,900       174,450
Cathay Financial Holding Co.,
  Ltd. ........................     236,000       602,051
Chang Hwa Commercial Bank......     727,000       549,208
Chi Mei Optoelectronics Corp.
  GDR..........................      41,138       516,282
China Development Financial
  Holding Corp. ...............     705,930       325,319
China Steel Chemical Corp. ....     190,550       529,384
China Steel Corp. .............     408,500       645,435
Chinatrust Financial Holding
  Co., Ltd. (a)................     437,000       422,191
Chunghwa Picture Tubes, Ltd.
  (a)..........................     655,000       200,298
Chunghwa Telecom Co., Ltd. ....     156,181       410,766
Compal Electronics, Inc. ......     312,780       300,121
Delta Electronics, Inc. .......      94,650       279,780
Epistar Corp. .................      38,100       106,727
Everlight Electronics Co.,
  Ltd. ........................      31,478       106,724
Far Eastern Textile Co.,
  Ltd. ........................     284,200       478,976
First Financial Holding Co.,
  Ltd..........................     341,360       357,883
Formosa Chemicals & Fibre
  Corp. .......................     159,000       412,423
Formosa Plastics Corp. ........     232,000       701,815
Foxconn Technology Co., Ltd. ..      49,950       295,956
Fubon Financial Holding Co.,
  Ltd. ........................     322,000       365,674
High Tech Computer Corp. ......      30,300       681,213
Hon Hai Precision Industry Co.,
  Ltd. ........................     216,000     1,237,150
Hua Nan Financial Holdings Co.,
  Ltd. ........................     300,000       276,502
King Yuan Electronics Co.,
  Ltd. ........................     728,895       376,690
Largan Precision Co., Ltd. ....      12,080       125,852
Lite-On Technology Corp. ......     135,272       157,404
Macronix International.........     305,163       138,621
MediaTek, Inc. ................      54,850       722,198
Mega Financial Holding Co.,
  Ltd. ........................     409,000       321,093
Motech Industries, Inc. .......      19,850       136,234
Nan Ya Plastics Corp. .........     248,000       616,337
Novatek Microelectronics Corp.,
  Ltd. ........................      32,239       117,794
Polaris Securities Co., Ltd.
  (a)..........................   1,807,183     1,290,866
Powerchip Semiconductor
  Corp. .......................     734,638       274,466
Powertech Technology, Inc. ....      93,450       335,294
ProMOS Technologies, Inc. .....     773,000       189,055
Quanta Computer, Inc. .........     207,020       285,867
Realtek Semiconductor Corp. ...      46,625       139,049
Shin Kong Financial Holding
  Co., Ltd. ...................     327,958       246,135
Siliconware Precision
  Industries Co. ..............     190,085       319,108
SinoPac Financial Holdings Co.,
  Ltd. ........................     521,000       246,956
Tainan Enterprises.............     378,826       517,496
Taishin Financial Holdings Co.,
  Ltd. (a).....................     436,000       218,147
Taiwan Cement Corp. ...........     244,210       473,476
Taiwan Semiconductor
  Manufacturing Co., Ltd. ADR..     251,808     2,586,068
Tatung Co., Ltd. (a)...........     353,000       227,746
Tripod Technology Corp. .......      61,380       207,095
Uni-President Enterprises
  Corp. .......................     237,900       352,784
United Microelectronics Corp.
  ADR (b)......................     168,778       570,470
Via Technologies, Inc. (a).....     274,000       154,229
Walsin Lihwa Corp. ............   1,102,000       544,117
Wistron Corp. .................     117,294       186,870
Yageo Corp. ...................   1,250,000       458,780
                                              -----------
TOTAL TAIWAN...................                25,011,234
                                              -----------
THAILAND -- 3.7%
Advanced Info Service PCL......     133,023       422,496
Bangkok Expressway PCL.........     508,165       327,640
Electricity Generating PCL.....     107,796       328,678
IRPC PCL.......................     857,639       156,628
Kasikornbank PCL...............     188,298       538,251
PTT Exploration & Production
  PCL..........................     114,805       550,597
PTT PCL........................      71,736       719,980
Thai Oil PCL...................     134,191       298,344
                                              -----------
TOTAL THAILAND.................                 3,342,614
                                              -----------
TOTAL COMMON STOCKS --  (Cost
  $93,273,741).................                87,124,664
                                              -----------
WARRANTS -- 0.0%(D)
CHINA -- 0.0%(D)
China Overseas Land &
  Investment, Ltd. (expiring
  8/27/08) (a)
  (Cost $0)....................       7,920         2,951
                                              -----------
RIGHTS -- 0.0% (D)
INDIA -- 0.0% (D)
Indian Hotels, Ltd. (expiring
  4/15/08) (a).................      22,050        25,310
                                              -----------
MALAYSIA -- 0.0% (D)
Malaysian Airline System Bhd
  (expiring 10/30/12) (a)
  (Cost $0)....................      37,333         9,454
                                              -----------
TOTAL RIGHTS --
  (Cost $0)....................                    34,764
                                              -----------
SHORT TERM INVESTMENTS -- 3.5%
UNITED STATES -- 3.5%
MONEY MARKET FUNDS -- 3.5%
State Street Navigator
  Securities Lending Prime
  Portfolio (e)(f).............   1,900,768     1,900,768
STIC Prime Portfolio...........   1,260,510     1,260,510
                                              -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $3,161,278)............                 3,161,278
                                              -----------
TOTAL INVESTMENTS -- 99.0%
  (Cost $96,435,019)...........                90,323,657
OTHER ASSETS AND
  LIABILITIES -- 1.0%..........                   919,093
                                              -----------
NET ASSETS -- 100.0%...........               $91,242,750
                                              ===========





See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


(a) Non-income producing security
(b) Security, or portion thereof, was on loan at March 31, 2008.
(c) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security which represents 2.9% of net assets as of March 31, 2008, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d) Amount shown is less than 0.05%.
(e) Affiliated Fund managed by SSgA Funds Management, Inc.
(f) Investments of cash collateral for securities loaned.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt


At March 31, 2008, Open Futures Contracts Purchased were as follows:

                                                                       AGGREGATE FACE                 UNREALIZED
FUTURES                                  EXPIRATION DATE   CONTRACTS        VALUE          VALUE     DEPRECIATION
-------                                  ---------------   ---------   --------------   ----------   ------------
MSCI Taiwan Stock Index................     4/30/2008          82        $2,760,486     $2,695,340     ($65,146)




See accompanying notes to financial statements.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES        VALUE
--------------------               ------        -----
COMMON STOCKS -- 100.1%
CHINA -- 100.1%
AIR FREIGHT & LOGISTICS -- 0.2%
Sinotrans, Ltd. ..............     713,000   $    206,126
                                             ------------
AIRLINES -- 0.4%
Air China, Ltd. ..............     684,000        577,408
                                             ------------
AUTOMOBILES -- 1.0%
Brilliance China Automotive
  Holdings, Ltd. (a)..........     836,000        138,566
Denway Motors, Ltd. ..........   1,558,000        660,606
Dongfeng Motor Group Co.,
  Ltd. .......................     944,000        424,523
Great Wall Motor Co., Ltd. ...     114,000        110,004
                                             ------------
                                                1,333,699
                                             ------------
BEVERAGES -- 0.3%
Tsingtao Brewery Co., Ltd. ...     114,000        336,895
                                             ------------
BIOTECHNOLOGY -- 0.1%
American Oriental
  Bioengineering, Inc. (a)....      15,018        121,646
                                             ------------
CHEMICALS -- 0.4%
China Bluechemical, Ltd. .....     590,000        312,328
Sinopec Shanghai Petrochemical
  Co., Ltd. ..................     760,000        261,703
                                             ------------
                                                  574,031
                                             ------------
COMMERCIAL BANKS -- 15.1%
Bank of China, Ltd. ..........   6,314,000      2,693,420
Bank of Communications Co.,
  Ltd. .......................   1,492,000      1,742,585
China CITIC Bank (a)..........     118,393         62,522
China Construction Bank
  Corp. ......................   9,313,000      6,952,277
China Merchants Bank Co.,
  Ltd. .......................     692,000      2,396,217
Industrial & Commercial Bank
  of China....................   8,499,000      5,918,729
                                             ------------
                                               19,765,750
                                             ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.1%
Bio-Treat Technology, Ltd. ...     270,015         98,943
                                             ------------
COMMUNICATIONS EQUIPMENT -- 0.3%
AAC Acoustic Technology
  Holdings, Inc. (a)..........     228,000        183,974
ZTE Corp. ....................      53,200        250,522
                                             ------------
                                                  434,496
                                             ------------
COMPUTERS & PERIPHERALS -- 0.7%
Lenovo Group, Ltd. ...........   1,054,000        677,130
TPV Technology, Ltd. .........     450,000        265,391
                                             ------------
                                                  942,521
                                             ------------
CONSTRUCTION & ENGINEERING -- 1.7%
Baoye Group Co., Ltd. ........      76,000         46,482
China Communications
  Construction Co., Ltd. .....   1,005,394      2,221,908
                                             ------------
                                                2,268,390
                                             ------------
CONSTRUCTION MATERIALS -- 1.1%
Anhui Conch Cement Co.,
  Ltd. .......................     114,000        782,914
China National Building
  Material Co., Ltd. .........     266,000        626,819
                                             ------------
                                                1,409,733
                                             ------------
DISTRIBUTORS -- 1.0%
China Resources Enterprise....     342,000      1,098,569
Xinyu Hengdeli Holdings,
  Ltd. .......................     556,907        228,978
                                             ------------
                                                1,327,547
                                             ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.9%
China Communications Services
  Corp., Ltd. (a).............     373,369        253,779
China Netcom Group
  Corp. -- Hong Kong, Ltd. ...     380,000      1,093,687
China Telecom Corp., Ltd. ....   3,950,000      2,476,727
                                             ------------
                                                3,824,193
                                             ------------
ELECTRICAL EQUIPMENT -- 2.2%
Byd Co., Ltd. ................     210,900        387,502
Dongfang Electrical Machinery
  Co., Ltd. ..................      38,000        153,800
Harbin Power Equipment........     190,000        337,383
Shanghai Electric Group Co.,
  Ltd. .......................   1,026,000        626,184
Suntech Power Holdings Co.,
  Ltd. ADR (a)(c).............      34,526      1,400,375
                                             ------------
                                                2,905,244
                                             ------------
ENERGY EQUIPMENT & SERVICES -- 0.8%
China Oilfield Services,
  Ltd. .......................     608,000        996,817
                                             ------------
FOOD PRODUCTS -- 2.4%
Celestial NutriFoods..........     152,000         72,793
Chaoda Modern Agriculture.....     501,475        569,591
China Foods, Ltd. (a).........     223,339        126,264
China Huiyuan Juice Group,
  Ltd. (a)....................     202,448        152,171
China Mengniu Dairy Co.,
  Ltd. .......................     276,000        805,001
China Milk Products Group,
  Ltd. .......................     228,000        107,535
China Yurun Food Group,
  Ltd. .......................     219,000        276,604
People's Food Holdings,
  Ltd. .......................     228,000        172,057
Pine Agritech, Ltd. ..........     456,000         74,448
Synear Food Holdings, Ltd. ...     152,000         62,315
Tingyi Cayman Islands Holding
  Corp. ......................     532,000        697,225
                                             ------------
                                                3,116,004
                                             ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.2%
China Medical Technologies,
  Inc. ADR (c)................       6,756        277,604
                                             ------------
HOTELS, RESTAURANTS & LEISURE -- 1.0%
China Travel International
  Investment Hong Kong,
  Ltd. .......................     760,000        306,623
Ctrip.com International, Ltd.
  ADR (c).....................      16,528        876,314
FU JI Food and Catering
  Services Holdings, Ltd. ....      57,000         95,942
                                             ------------
                                                1,278,879
                                             ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 1.7%
China Power International
  Development, Ltd. ..........     665,000        213,611
China Resources Power Holdings
  Co. ........................     304,000        597,621
Datang International Power
  Generation Co., Ltd. .......   1,014,000        538,083
Huadian Power International
  Co. ........................     608,000        151,554
Huaneng Power International,
  Inc. .......................   1,016,000        771,512
                                             ------------
                                                2,272,381
                                             ------------


See accompanying notes to financial statements.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES        VALUE
--------------------               ------        -----
INDUSTRIAL CONGLOMERATES -- 0.5%
Shanghai Industrial Holdings,
  Ltd. .......................     166,000   $    627,071
                                             ------------
INSURANCE -- 8.4%
China Insurance International
  Holdings Co., Ltd. (a)......     190,000        436,010
China Life Insurance Co.,
  Ltd. .......................   2,124,000      7,300,282
PICC Property & Casualty Co.,
  Ltd. .......................     712,000        643,127
Ping An Insurance Group Co. of
  China, Ltd. ................     379,500      2,689,172
                                             ------------
                                               11,068,591
                                             ------------
INTERNET SOFTWARE & SERVICES -- 2.9%
Baidu.com ADR (a)(c)..........       5,259      1,260,214
NetEase.com ADR (a)(c)........      37,494        720,260
SINA Corp. (a)................      12,036        424,269
Sohu.com, Inc. (a)(c).........       8,140        367,358
Tencent Holdings, Ltd. .......     171,000        974,431
                                             ------------
                                                3,746,532
                                             ------------
IT SERVICES -- 0.1%
Travelsky Technology, Ltd. ...     266,000        197,889
                                             ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.5%
Li Ning Co., Ltd. ............     218,000        614,826
                                             ------------
MACHINERY -- 0.4%
China Infrastructure Machinery
  Holdings, Ltd. .............      97,574         72,840
Guangzhou Shipyard
  International Co., Ltd.
  (a).........................      38,000        116,204
Shanghai Prime Machinery Co.,
  Ltd. .......................     342,000         89,204
Weichai Power Co., Ltd. ......      54,000        200,865
                                             ------------
                                                  479,113
                                             ------------
MARINE -- 2.8%
China COSCO Holdings Co.,
  Ltd. .......................     791,375      1,919,754
China Shipping Container Lines
  Co., Ltd. ..................   1,271,500        481,947
China Shipping Development
  Co., Ltd. ..................     418,000      1,313,157
                                             ------------
                                                3,714,858
                                             ------------
MEDIA -- 0.7%
Focus Media Holding, Ltd. ADR
  (a)(c)......................      24,666        867,010
Xinhua Finance, Ltd. (a)......         204         15,966
                                             ------------
                                                  882,976
                                             ------------
METALS & MINING -- 3.8%
Aluminum Corp. of China,
  Ltd. .......................   1,136,000      1,836,201
Angang Steel Co., Ltd. .......     369,720        843,679
Hunan Non-Ferrous Metal Corp.,
  Ltd. .......................     456,000        176,357
Jiangxi Copper Co., Ltd. .....     428,000        807,293
Lingbao Gold Co., Ltd. .......     152,000         68,551
Maanshan Iron & Steel.........     570,000        298,811
Zijin Mining Group Co., Ltd.
  (a).........................   1,040,500        994,664
                                             ------------
                                                5,025,556
                                             ------------
MULTILINE RETAIL -- 0.5%
Golden Eagle Retail Group,
  Ltd. .......................     190,000        156,241
Parkson Retail Group, Ltd. ...      57,000        480,441
                                             ------------
                                                  636,682
                                             ------------
OIL, GAS & CONSUMABLE FUELS -- 19.7%
China Coal Energy Co. ........     952,413      1,659,382
China Petroleum & Chemical
  Corp. ......................   4,896,000      4,189,643
China Shenhua Energy Co.,
  Ltd. .......................     983,000      3,928,034
CNOOC, Ltd. ..................   4,884,000      7,216,636
CNPC Hong Kong, Ltd. .........     760,000        348,613
PetroChina Co., Ltd. .........   6,072,000      7,583,320
Yanzhou Coal Mining Co.,
  Ltd. .......................     646,000        914,693
                                             ------------
                                               25,840,321
                                             ------------
PAPER & FOREST PRODUCTS -- 0.5%
Citic Resources Holdings, Ltd.
  (a).........................     456,000        166,396
Lee & Man Paper Manufacturing,
  Ltd. .......................     114,000        182,509
Nine Dragons Paper Holdings,
  Ltd. .......................     342,000        278,158
                                             ------------
                                                  627,063
                                             ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 4.1%
Agile Property Holdings,
  Ltd. .......................     456,000        481,027
Beijing Capital Land, Ltd. ...     342,000        134,904
China Overseas Land &
  Investment, Ltd. ...........     912,000      1,682,715
China Resources Land, Ltd. ...     304,000        527,313
Greentown China Holdings,
  Ltd. .......................     152,000        142,375
Guangzhou Investment Co.,
  Ltd. .......................   1,168,000        241,619
Guangzhou R&F Properties Co.,
  Ltd. .......................     309,600        821,452
Shanghai Forte Land Co. ......     380,000        141,105
Shenzhen Investment, Ltd. ....     499,254        210,405
Shimao Property Holdings,
  Ltd. .......................     339,500        608,957
Yanlord Land Group, Ltd. .....     280,000        432,754
                                             ------------
                                                5,424,626
                                             ------------
ROAD & RAIL -- 0.2%
Guangshen Railway Co., Ltd. ..     532,000        276,840
                                             ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.3%
Actions Semiconductor Co.,
  Ltd. ADR (a)................      29,834         88,309
Semiconductor Manufacturing
  International Corp. (a).....   4,220,000        292,797
                                             ------------
                                                  381,106
                                             ------------
SOFTWARE -- 0.2%
Shanda Interactive
  Entertainment, Ltd. ADR
  (a)(c)......................       7,533        219,210
                                             ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
Ports Design, Ltd. ...........     102,000        288,327
Weiqiao Textile Co. ..........     217,000        278,818
                                             ------------
                                                  567,145
                                             ------------
TRANSPORTATION INFRASTRUCTURE -- 3.3%
Anhui Expressway Co. .........     294,000        211,164
Beijing Capital International
  Airport Co., Ltd. ..........     532,000        481,906
China Merchants Holdings
  International Co., Ltd. ....     305,857      1,452,092
COSCO Pacific, Ltd. ..........     342,000        667,051
Dalian Port PDA Co., Ltd. ....     342,000        188,954
Jiangsu Express...............     494,000        444,310
Shenzhen Expressway Co., Ltd.
  (a).........................     456,000        348,613
Zhejiang Expressway Co.,
  Ltd. .......................     570,000        495,089
                                             ------------
                                                4,289,179
                                             ------------


See accompanying notes to financial statements.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES        VALUE
--------------------               ------        -----
WATER UTILITIES -- 0.3%
Guangdong Investment, Ltd. ...     742,000   $    368,957
                                             ------------

WIRELESS TELECOMMUNICATION SERVICES -- 16.9%
China Mobile, Ltd. ...........   1,380,500     20,540,278
China Unicom, Ltd. ...........     760,000      1,599,517
                                             ------------
                                               22,139,795
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $152,643,935).........                131,196,643
                                             ------------
WARRANTS -- 0.0% (B)
CHINA -- 0.0% (B)
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0% (B)
China Overseas Land &
  Investment, Ltd. (expiring
  8/27/08) (a)
  (Cost $0)...................      32,000         11,924
                                             ------------
SHORT TERM INVESTMENTS -- 2.3%
UNITED STATES -- 2.3%
MONEY MARKET FUNDS -- 2.3%
State Street Navigator
  Securities Lending Prime
  Portfolio (d)(e) ...........   2,992,520      2,992,520
STIC Prime Portfolio..........      31,729         31,729
                                             ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $3,024,249)...........                  3,024,249
                                             ------------
TOTAL INVESTMENTS -- 102.4%
  (Cost $155,668,184).........                134,232,816
OTHER ASSETS AND
  LIABILITIES -- (2.4)%.......                 (3,164,978)
                                             ------------
NET ASSETS -- 100.0%..........               $131,067,838
                                             ============




(a) Non-income producing security
(b) Amount represents less than 0.05% of net assets.
(c) Security, or portion thereof, was on loan at March 31, 2008.
(d) Affiliated Fund managed by SSgA Funds Management, Inc.
(e) Investments of cash collateral for securities loaned.
ADR = American Depositary Receipt


See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES       VALUE
--------------------                ------       -----
COMMON STOCKS -- 95.0%
ARGENTINA -- 0.5%
Grupo Financiero Galicia SA ADR
  (a)(b).......................       1,808   $    11,969
Telecom Argentina SA ADR
  (a)(b).......................       1,535        32,511
Tenaris SA ADR.................       3,259       162,461
                                              -----------
TOTAL ARGENTINA................                   206,941
                                              -----------
BRAZIL -- 15.5%
Aracruz Celulose SA ADR........         846        57,748
Banco Bradesco SA ADR..........      13,500       374,760
Banco do Brasil SA.............       4,646        61,406
Banco Itau Holding Financeira
  SA ADR.......................      16,171       368,052
Bradespar SA Preference
  Shares.......................       4,109       111,273
Brasil Telecom Participacoes SA
  ADR..........................       1,179        77,177
Braskem SA ADR (b).............       1,699        28,815
Centrais Eletricas Brasileiras
  SA ADR.......................       5,434        82,792
Companhia Brasileira de
  Distribuicao Grupo Pao de
  Acucar ADR (b)...............       1,072        43,888
Companhia de Bebidas das
  Americas Preference Shares
  ADR..........................       2,811       212,371
Companhia de Saneamento Basico
  do Estado de Sao Paulo.......       2,156        47,608
Companhia Energetica de Minas
  Gerais ADR (b)...............       4,748        85,654
Companhia Siderurgica Nacional
  SA ADR (b)...................       6,952       250,203
Companhia Vale do Rio Doce
  ADR..........................      20,331       704,266
Companhia Vale do Rio Doce ADR
  Preference Shares (b)........      26,186       763,322
Cosan SA Industria e Comercio..       1,628        24,208
Cyrela Brazil Realty SA (a)....       4,576        60,193
Cyrela Commercial Properties SA
  Empreendimentos e
  Participacoes................         426         2,351
Duratex SA Preference Shares...       1,775        34,089
Empresa Brasileira de
  Aeronautica SA...............       6,992        69,860
Gerdau SA ADR..................       5,178       158,292
Investimentos Itau SA..........       6,062        59,285
Investimentos Itau SA
  Preference Shares............      32,220       189,800
Lojas Americanas SA Preference
  Shares.......................       4,037        30,130
Lojas Renner SA................       2,963        56,091
Metalurgica Gerdau SA
  Preference Shares............       2,551       106,650
Natura Cosmeticos SA...........       2,501        25,604
Perdigao SA ADR (b)............       1,159        52,769
Petroleo Brasileiro SA ADR.....      17,679     1,628,843
Souza Cruz SA..................       1,653        43,005
Tam SA ADR.....................       1,293        24,813
Telemig Celular Participacoes
  ADR..........................         580        32,863
Tim Participacoes SA ADR (b)...       1,282        41,396
Tractebel Energia SA ADR.......         439        28,232
Unibanco -- Uniao de Bancos
  Brasileiros SA GDR...........       1,642       191,523
Usinas Siderurgicas de Minas
  Gerais SA ADR (b)............       2,712       152,359
Vivo Participacoes SA
  Preference Shares (a)........      10,519        61,544
Votorantim Celulose e Papel SA
  ADR..........................       2,097        59,786
Weg SA.........................       4,061        45,522
                                              -----------
TOTAL BRAZIL...................                 6,448,543
                                              -----------
CHILE -- 2.1%
Administradora de Fondos de
  Pensiones Caprum SA..........       2,101        83,203
Antarchile SA..................       2,910        72,242
Cementos Bio-Bio SA............      13,661        31,584
Companhia de Telecomunicaciones
  de Chile SA ADR (b)..........       4,877        41,455
Companhia General de
  Electricidad.................       6,551        50,237
Empresa Nacional de
  Electricidad SA ADR (b)......       1,603        78,387
Empresas COPEC SA..............       6,698       124,958
Enersis SA ADR (b).............       3,913        69,182
Farmacias Ahumada SA...........      11,446        44,542
Lan Airlines SA ADR (b)........       2,577        36,387
Parque Arauco SA...............      37,456        46,300
SACI Falabella.................      20,134       109,001
Vina Concha y Toro SA ADR (b)..       1,048        38,524
Vina San Pedro SA (a)..........   4,686,664        36,476
                                              -----------
TOTAL CHILE....................                   862,478
                                              -----------
CHINA -- 15.1%
AAC Acoustic Technology
  Holdings, Inc. (a)...........      24,000        19,366
Agile Property Holdings,
  Ltd. ........................      36,000        37,976
Air China, Ltd. ...............      36,000        30,390
Aluminum Corp. of China,
  Ltd. ........................      58,000        93,750
Angang Steel Co., Ltd. ........      14,640        33,408
Anhui Conch Cement Co., Ltd. ..      12,000        82,412
Baidu.com ADR (a)(b)...........         392        93,935
Bank of China, Ltd. ...........     295,000       125,841
Bank of Communications Co.,
  Ltd. ........................      78,000        91,100
Beijing Capital International
  Airport Co., Ltd. ...........      36,000        32,610
Chaoda Modern Agriculture......      30,375        34,501
China Coal Energy Co. .........      29,000        50,526
China Communications
  Construction Co., Ltd. ......       5,000        11,050
China Construction Bank
  Corp. .......................     406,000       303,084
China COSCO Holdings Co.,
  Ltd. ........................      42,925       104,129
China Life Insurance Co.,
  Ltd. ........................     103,000       354,016
China Mengniu Dairy Co.,
  Ltd. ........................      18,000        52,500
China Merchants Bank Co.,
  Ltd. ........................      36,000       124,659
China Merchants Holdings
  International Co., Ltd. .....      12,107        57,479
China Mobile, Ltd. ............      66,500       989,445
China Netcom Group
  Corp. -- Hong Kong, Ltd. ....      18,000        51,806
China Oilfield Services,
  Ltd. ........................      44,000        72,138
China Overseas Land &
  Investment, Ltd. (a).........      48,000        88,564
China Petroleum & Chemical
  Corp. .......................     234,000       200,240
China Power International
  Development, Ltd. ...........      60,000        19,273
China Resources Enterprise.....      12,000        38,546
China Resources Land, Ltd. ....      24,000        41,630
China Resources Power Holdings
  Co. .........................      24,000        47,181
China Shenhua Energy Co.,
  Ltd. ........................      47,000       187,810
China Shipping Container Lines
  Co., Ltd. ...................      97,350        36,899
China Shipping Development Co.,
  Ltd. ........................      24,000        75,397
China Telecom Corp., Ltd. .....     210,000       131,674


See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


SECURITY DESCRIPTION                SHARES       VALUE
--------------------                ------       -----
China Travel International
  Investment Hong Kong, Ltd. ..      54,000   $    21,786
China Unicom, Ltd. ............      36,000        75,767
CNOOC, Ltd. ...................     229,000       338,372
CNPC Hong Kong, Ltd. ..........      60,000        27,522
COSCO Pacific, Ltd. ...........      24,000        46,811
Ctrip.com International, Ltd.
  ADR (b)......................       1,206        63,942
Datang International Power
  Generation Co., Ltd. ........      72,000        38,207
Denway Motors, Ltd. ...........      84,000        35,617
Dongfeng Motor Group Co.,
  Ltd. ........................      60,000        26,982
Focus Media Holding, Ltd. ADR
  (b)..........................       1,345        47,277
Guangdong Investment, Ltd. ....      50,000        24,862
Guangshen Railway Co., Ltd. ...      48,000        24,978
Guangzhou Investment Co.,
  Ltd. ........................      84,000        17,377
Guangzhou R&F Properties Co.,
  Ltd. ........................      21,600        57,311
Harbin Power Equipment.........      12,000        21,308
Huadian Power International
  Co. .........................      72,000        17,947
Huaneng Power International,
  Inc. ........................      60,000        45,562
Industrial & Commercial Bank of
  China........................     400,000       278,561
Jiangsu Expressway Co., Ltd. ..      38,000        34,178
Jiangxi Copper Co., Ltd. ......      14,000        26,407
Lenovo Group, Ltd. ............      78,000        50,110
Li Ning Co., Ltd. .............      12,000        33,844
Maanshan Iron & Steel..........      36,000        18,872
NetEase.com ADR (a)(b).........       1,426        27,393
Nine Dragons Paper Holdings,
  Ltd. ........................      18,000        14,640
Parkson Retail Group, Ltd. ....       3,000        25,286
PetroChina Co., Ltd. ..........     258,000       322,216
PICC Property & Casualty Co.,
  Ltd. ........................      48,000        43,357
Pine Agritech, Ltd. ...........      49,000         8,000
Ping An Insurance Group Co. of
  China, Ltd. .................      18,000       127,550
Semiconductor Manufacturing
  International Corp. (a)......     291,000        20,191
Shanghai Electric Group Co.,
  Ltd. ........................      60,000        36,619
Shenzhen Expressway Co.,
  Ltd. ........................      48,000        36,696
Shimao Property Holdings,
  Ltd. ........................      18,000        32,286
SINA Corp. (a).................         744        26,226
Sinopec Shanghai Petrochemical
  Co., Ltd. ...................      48,000        16,529
Sinotrans, Ltd. ...............      60,000        17,346
Suntech Power Holdings Co.,
  Ltd. ADR (b).................       1,159        47,009
Tencent Holdings, Ltd. ........      12,000        68,381
Tingyi Cayman Islands Holding
  Corp. .......................      36,000        47,181
TPV Technology, Ltd. ..........      48,000        28,308
Travelsky Technology, Ltd. ....      27,000        20,086
Weiqiao Textile Co. ...........      15,500        19,916
Xinyu Hengdeli Holdings,
  Ltd. ........................      88,000        36,182
Yanzhou Coal Mining Co.,
  Ltd. ........................      36,000        50,974
Zhejiang Expressway Co.,
  Ltd. ........................      42,000        36,480
Zijin Mining Group Co., Ltd.
  (a)..........................      54,000        51,621
ZTE Corp. .....................       4,800        22,604
                                              -----------
TOTAL CHINA....................                 6,270,012
                                              -----------
CZECH REPUBLIC -- 0.9%
CEZ AS (b).....................       2,491       191,018
Komercni Banka AS..............         273        65,549
Telefonica O2 Czech Republic
  AS...........................       1,753        56,392
Unipetrol (a)..................       1,777        29,085
Zentiva NV.....................         682        41,410
                                              -----------
TOTAL CZECH REPUBLIC...........                   383,454
                                              -----------
EGYPT -- 1.0%
Commercial International Bank
  (a)..........................       4,577        77,187
Egyptian Co. for Mobile
  Services.....................       1,096        39,642
Egyptian Financial Group-Hermes
  Holding (a)..................       4,286        44,069
Orascom Construction
  Industries...................       1,729       130,113
Orascom Telecom Holding SAE....       1,773        24,033
Orascom Telecom Holding SAE
  GDR..........................       1,371        93,228
                                              -----------
TOTAL EGYPT....................                   408,272
                                              -----------
HUNGARY -- 1.0%
FHB Mortgage Bank NyRt.........       4,056        32,381
MOL Hungarian Oil and Gas
  NyRt.........................         996       130,443
OTP Bank NyRt (b)..............       3,603       148,215
Richter Gedeon NyRt (b)........         297        61,540
Tiszai Vegyi Kominat NyRt (a)..         914        28,241
                                              -----------
TOTAL HUNGARY..................                   400,820
                                              -----------
INDIA -- 7.4%
Ambuja Cements, Ltd. ..........      12,908        37,821
Bajaj Holdings & Investment,
  Ltd. ........................         536        30,970
Bajaj Holdings & Investment,
  Ltd. (c).....................          28         1,618
Bharat Heavy Electricals,
  Ltd. ........................       2,094       106,057
Bharti Airtel, Ltd. (a)........      13,660       278,239
Cipla, Ltd. ...................       7,146        39,007
Dr Reddy's Laboratories, Ltd.
  ADR..........................       2,216        32,088
Gail India, Ltd. ..............       5,240        55,763
Grasim Industries, Ltd. (c)....         628        42,076
HCL Technologies, Ltd. ........       2,012        12,738
HDFC Bank, Ltd. ...............       2,894        95,216
Hero Honda Motors, Ltd. .......       2,289        39,362
Hindustan Lever, Ltd. .........      18,150       103,372
Housing Development Finance
  Corp., Ltd. .................       3,110       184,096
ICICI Bank, Ltd. ADR...........       3,441       131,412
Indian Hotels Co., Ltd. .......       9,828        27,338
Infosys Technologies, Ltd. ADR
  (b)..........................       5,988       214,191
ITC, Ltd. GDR (c)..............      15,481        79,263
Larsen & Toubro, Ltd. GDR......       1,229        94,633
Mahindra & Mahindra, Ltd. GDR..       2,102        35,103
Maruti Udyog, Ltd. ............       1,726        35,189
Oil & Natural Gas Corp.,
  Ltd. ........................       5,116       125,732
Reliance Capital, Ltd. ........         913        27,810
Reliance Communications,
  Ltd. ........................      11,132       140,204
Reliance Energy, Ltd. .........       2,660        82,876
Reliance Industries, Ltd. GDR
  (a)(c).......................       2,665       306,475
Reliance Industries, Ltd. GDR
  (a)(c).......................       2,084       239,660
Satyam Computer Services, Ltd.
  ADR (b)......................       3,421        77,280
Siemens India, Ltd. ...........       2,427        37,264
State Bank of India GDR........         643        56,906
Suzlon Energy, Ltd. (a)........       6,790        44,392
Tata Consultancy Services,
  Ltd. ........................       2,465        49,091
Tata Motors, Ltd. ADR (b)......       2,870        44,830
Tata Power Co., Ltd. ..........       2,198        64,480


See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


SECURITY DESCRIPTION                SHARES       VALUE
--------------------                ------       -----
Tata Steel, Ltd. ..............       3,853   $    66,174
Wipro, Ltd. ADR................       3,608        41,600
                                              -----------
TOTAL INDIA....................                 3,080,326
                                              -----------
INDONESIA -- 1.7%
Astra International Tbk PT.....      36,000        94,840
Bank Central Asia Tbk PT.......     211,500        74,674
Bank Danamon Indonesia Tbk PT..      28,500        21,363
Bank Mandiri Persero Tbk PT....     112,500        38,498
Bank Rakyat Indonesia PT.......      96,500        66,046
Barito Pacific Tbk PT (a)......     100,000        16,730
Bumi Resources Tbk PT..........     181,500       122,249
Indofood Sukses Makmur Tbk PT..     133,500        33,719
Indosat Tbk PT.................      60,000        46,279
Kalbe Farma Tbk PT.............     146,000        15,544
Medco Energi Internasional Tbk
  PT...........................      69,500        25,105
Perusahaan Gas Negara PT.......      30,500        46,885
Telekomunikasi Indonesia Tbk
  PT...........................      76,000        79,674
United Tractors Tbk PT.........      36,000        49,082
                                              -----------
TOTAL INDONESIA................                   730,688
                                              -----------
ISRAEL -- 2.8%
Avner Oil & Gas, Ltd. LP.......     352,405        25,844
Bank Hapoalim BM...............      16,125        62,096
Bank Leumi Le-Israel BM........      16,432        70,257
Check Point Software
  Technologies (a).............       2,715        60,816
Formula Systems (1985), Ltd.
  (a)..........................       2,136        29,255
Israel Chemicals, Ltd. ........       7,420       103,579
Israel Discount Bank, Ltd.
  (a)..........................      14,170        34,305
Koor Industries, Ltd. .........         368        20,236
Makhteshim-Agan Industries,
  Ltd. ........................       6,402        46,678
Mizrahi Tefahot Bank, Ltd. ....       5,478        42,780
NICE Systems, Ltd. (a).........       1,136        32,456
Ormat Industries, Ltd. (a).....       3,225        39,970
Partner Communications Company,
  Ltd. ........................       2,168        47,882
Retalix, Ltd. (a)..............       1,471        20,409
Teva Pharmaceutical Industries,
  Ltd. ........................      10,707       494,172
The Israel Corp., Ltd. (a).....          54        50,458
                                              -----------
TOTAL ISRAEL...................                 1,181,193
                                              -----------
JORDAN -- 0.4%
Arab Bank PLC..................       4,000       149,781
                                              -----------
MALAYSIA -- 2.9%
Aeon Co. Bhd...................      21,400        63,561
Berjaya Sports Toto Bhd........      20,700        33,330
Bintulu Port Holdings Bhd......      42,494        81,042
Bursa Malaysia Bhd.............       9,293        26,294
Carlsberg Brewery Bhd..........      68,497        87,803
Dialog Group Bhd...............      69,700        30,944
Digi.Com Bhd...................       6,000        45,771
Genting Bhd....................      36,100        73,927
IGB Corp. Bhd..................      48,600        23,856
IOI Corp. Bhd..................      54,300       120,535
KFC Holdings Bhd...............      23,400        45,359
KNM Group Bhd..................      29,500        48,882
Magnum Corp. Bhd...............      48,742        51,203
Malaysian Airline System Bhd
  (a)..........................      31,600        34,974
Malaysian Plantations Bhd......      46,000        38,543
Malaysian Resources Corp. Bhd
  (a)..........................      48,400        20,580
Multi Purpose Holdings Bhd.....      31,200        18,144
Naim Cendera Holding Bhd.......      29,087        34,193
Osk Holdings Bhd...............      44,200        25,427
Pacificmas Bhd (d).............      34,700        46,216
Padiberas Nasional Bhd.........      62,200        34,809
Resorts World Bhd..............       4,600         4,947
Sarawake Energy Bhd............      52,534        34,656
SP Setia Bhd...................      29,200        33,961
Sunrise Bhd....................      48,376        32,972
Ta Enterprise Bhd..............      58,500        21,399
Tebrau Teguh Bhd (a)...........       4,000           969
UEM World Bhd..................      16,800        17,018
WCT Engineering Bhd (a)........      54,000        64,830
                                              -----------
TOTAL MALAYSIA.................                 1,196,145
                                              -----------
MEXICO -- 6.3%
Alfa SAB de CV.................       6,348        42,373
America Movil SAB de CV........     279,738       889,048
Axtel SAB de CV (a)............      19,440        41,735
Cemex SAB de CV................     102,477       269,004
Coca-Cola Femsa SAB de CV......       9,793        55,637
Consorcio ARA SAB de CV........      19,317        19,631
Corporacion GEO SAB de CV (a)..       8,203        26,147
Corporacion Interamericana de
  Entretenimiento SAB de CV(a)
  (d)..........................      10,748        23,176
Desarrolladora Homex SAB de CV
  (a)..........................       3,609        35,083
Empresas ICA SAB de CV (a).....       7,921        47,148
Fomento Economico Mexicano SAB
  de CV........................      29,380       122,240
Grupo Aeroportuario del Sureste
  SAB de CV....................       7,654        43,772
Grupo Bimbo SAB de CV..........       9,486        56,916
Grupo Elektra SA de CV (a).....       1,401        38,550
Grupo Financiero Banorte SAB de
  CV...........................      19,907        86,036
Grupo Iusacell SA de CV (a)....         231         2,653
Grupo Mexico SAB de CV.........      20,446       135,424
Grupo Modelo SAB de CV.........      11,124        48,598
Grupo Televisa SA de CV........      22,568       108,962
Impulsora Del Desarrollo Y El
  Empleo en America Latina SA
  de CV (a)....................      20,109        32,614
Industrias CH SAB de CV (a)....       5,167        20,466
Industrias Penoles SA de CV....       1,791        53,562
Kimberly-Clark de Mexico SAB de
  CV...........................      10,418        46,198
Sare Holding SAB de CV (Class
  B) (a).......................      22,967        31,652
Telefonos de Mexico SA de CV...      80,595       151,872
TV Azteca SA de CV.............      44,437        25,579
Urbi Desarrollos Urbanos SA de
  CV (a).......................       8,658        28,409
Wal-Mart de Mexico SAB de CV...      36,136       153,635
                                              -----------
TOTAL MEXICO...................                 2,636,120
                                              -----------
MOROCCO -- 0.9%
Banque Marocaine du Commerce et
  de l'Industrie SA............         267        42,378
Banque Marocaine du Commerce
  Exterieur....................         316       138,572
Banque Marocaine pour le
  Commerce et l'Industrie......           4           635
Douja Promotion Groupe Addoha
  SA...........................          89        54,001
Holcim Maroc SA................         169        63,739
ONA SA.........................         304        79,986
                                              -----------
TOTAL MOROCCO..................                   379,311
                                              -----------


See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


SECURITY DESCRIPTION                SHARES       VALUE
--------------------                ------       -----
PERU -- 0.8%
Companhia de Minas Buenaventura
  SA...........................       1,603   $   109,934
Credicorp, Ltd. ...............       1,158        83,075
Southern Copper Corp. .........       1,003       104,142
Volcan Cia Minera SA...........      15,684        46,649
                                              -----------
TOTAL PERU.....................                   343,800
                                              -----------
PHILIPPINES -- 0.5%
Ayala Land, Inc. ..............     154,480        39,757
Banco de Oro Universal Bank....      26,500        32,990
Bank of the Philippine
  Islands......................      38,400        48,724
Filinvest Land, Inc. ..........     690,000        17,180
Philippine Long Distance
  Telephone Co. ...............       1,200        80,872
                                              -----------
TOTAL PHILIPPINES..............                   219,523
                                              -----------
POLAND -- 2.0%
Bank BPH SA....................         150         6,084
Bank Pekao SA..................       1,704       151,513
Bioton SA (a)..................      39,241        14,324
BRE Bank SA (a)................         211        34,394
Cersanit Krasnystaw SA (a).....       1,955        23,084
Getin Holding SA (a)...........       3,340        18,725
Globe Trade Centre SA (a)......       2,097        35,411
Grupa Lotos SA.................       1,384        21,830
KGHM Polska Miedz SA...........       1,832        84,543
Orbis SA.......................         877        22,963
PBG SA (a).....................         235        33,890
Polimex Mostostal SA...........       8,184        29,506
Polski Koncern Naftowy Orlen
  GDR (a)(d)...................       2,559        92,124
Powszechna Kasa Oszczednosci
  Bank Polski SA...............       5,460       110,728
Prokom Software SA (d).........         459        26,477
Telekomunikacja Polska SA......      11,197       111,518
                                              -----------
TOTAL POLAND...................                   817,114
                                              -----------
RUSSIA -- 11.0%
Comstar United Telesystems
  GDR..........................       5,291        55,291
Gazprom OAO ADR................      42,242     2,154,342
JSC MMC Norilsk Nickel ADR.....      11,182       314,773
LUKOIL ADR.....................       6,799       583,354
Mechel ADR.....................         666        75,784
Mobile Telesystems OJSC ADR....       2,674       202,823
NovaTek OAO GDR................       1,381       111,447
Polyus Gold Co. ADR............       1,136        58,163
Rosneft Oil Co. OAO GDR........      17,466       157,369
Rostelecom ADR (b).............       1,182        85,104
Severstal GDR..................       3,943        89,112
Surgutneftegaz ADR (a).........       5,941       283,207
Tatneft GDR....................       1,041       135,330
Vimpel-Communications ADR......       6,002       179,400
VTB Bank OJSC GDR (a)..........       9,000        65,070
Wimm-Bill-Dann Foods OJSC ADR
  (b)..........................         345        35,356
                                              -----------
TOTAL RUSSIA...................                 4,585,925
                                              -----------
SOUTH AFRICA -- 8.0%
ABSA Group, Ltd. ..............       4,101        51,227
Adcorp Holdings, Ltd. .........       5,448        20,112
Afgri, Ltd. ...................      30,018        27,704
African Bank Investments,
  Ltd. ........................      17,179        56,337
African Rainbow Minerals,
  Ltd. ........................       1,989        55,072
Allied Electronics Corp.,
  Ltd. ........................       6,951        32,076
Anglo Platinum, Ltd. ..........         774       113,340
AngloGold Ashanti, Ltd. .......       2,255        75,479
Aquarius Platinum, Ltd. .......       4,605        68,231
Aspen Pharmacare Holdings,
  Ltd. ........................       7,521        29,523
Aveng, Ltd. ...................       6,729        48,026
Barloworld, Ltd. ..............       2,880        38,207
Bidvest Group, Ltd. ...........       4,257        58,670
Business Connexion Group,
  Ltd. ........................      24,775        15,853
Cadiz Holdings (a).............      35,377        11,101
Coronation Fund Managers,
  Ltd. ........................      23,156        17,809
Discovery Holdings, Ltd. ......       3,774        11,285
ElementOne, Ltd. ..............       2,544         5,478
FirstRand, Ltd. ...............      64,099       126,202
Foschini, Ltd. ................       3,796        17,989
Freeworld Coatings, Ltd. (a)...       3,364         3,643
Gold Fields, Ltd. .............       9,054       128,125
Grindrod, Ltd. ................      11,329        30,740
Group Five, Ltd. ..............       3,216        20,480
Harmony Gold Mining Co., Ltd.
  (a)..........................       2,722        32,574
Impala Platinum Holdings,
  Ltd. ........................       7,859       302,697
Imperial Holdings, Ltd. .......       2,224        21,689
Investec, Ltd. ................       2,459        17,378
Invicta Holdings, Ltd. ........       6,874        21,570
JD Group, Ltd. ................       2,418        10,863
Kagiso Media, Ltd. ............      13,440        20,177
Kumba Iron Ore, Ltd. ..........         707        26,926
Lewis Group, Ltd. .............       2,912        15,014
Massmart Holdings, Ltd. .......       3,868        31,795
Metorex, Ltd. (a)..............       8,391        21,570
Mittal Steel South Africa,
  Ltd. ........................       2,825        68,483
MTN Group, Ltd. ...............      22,145       335,179
Murray & Roberts Holdings,
  Ltd. ........................       5,956        69,993
Mvelaphanda Resources, Ltd.
  (a)..........................       3,108        24,091
Naspers, Ltd. .................       5,343        92,705
Nedbank Group, Ltd. ...........       6,233        89,585
Network Healthcare Holdings,
  Ltd. ........................      25,331        26,651
Pretoria Portland Cement Co.,
  Ltd. ........................       2,649        13,055
PSG Group, Ltd. ...............       5,019        10,870
Remgro, Ltd. ..................       5,198       125,324
RMB Holdings, Ltd. ............      11,523        34,740
Sanlam, Ltd. ..................      25,103        59,000
Sappi, Ltd. ...................       3,420        38,680
Sasol, Ltd. ...................       6,122       292,725
Shoprite Holdings, Ltd. .......       9,596        44,635
Standard Bank Group, Ltd. .....      12,155       131,923
Steinhoff International
  Holdings, Ltd. ..............      18,849        41,982
Sun International, Ltd. .......       2,003        28,074
Super Group, Ltd. .............      15,811        14,203
Telkom SA, Ltd. ...............       3,240        52,309
Tiger Brands, Ltd. ............       2,364        38,835
Tourism Investment Corp.,
  Ltd. ........................      73,918        17,282
Truworths International,
  Ltd. ........................       8,752        27,463
Wilson Bayly Holmes-Ovcon,
  Ltd. ........................       2,790        44,975
Woolworths Holdings, Ltd. .....      15,446        23,017
                                              -----------
TOTAL SOUTH AFRICA.............                 3,330,741
                                              -----------
TAIWAN -- 11.1%
Acer, Inc. ....................      34,180        61,206
Advanced Semiconductor
  Engineering, Inc. ...........      67,106        65,384


See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


SECURITY DESCRIPTION                SHARES       VALUE
--------------------                ------       -----
ASE Test, Ltd. TDR (a).........     264,000   $    47,100
Asustek Computer, Inc. ........      35,596       104,282
AU Optronics Corp. ADR.........      12,289       211,248
Cathay Financial Holding Co.,
  Ltd. ........................      51,000       130,104
Chang Hwa Commercial Bank......      75,000        56,658
Chi Mei Optoelectronics Corp.
  GDR..........................       7,993       100,312
China Development Financial
  Holding Corp. ...............     158,130        72,872
China Steel Chemical Corp. ....      48,900       135,854
China Steel Corp. .............      87,900       138,883
Chinatrust Financial Holding
  Co., Ltd. (a)................      93,000        89,848
Chunghwa Telecom Co., Ltd. ....      41,727       109,745
CMC Magnetics Corp. (a)........      43,000        14,154
Compal Electronics, Inc. ......      68,120        65,363
Delta Electronics, Inc. .......      26,450        78,185
Elite Semiconductor Memory
  Technology, Inc. ............      21,000        40,439
Epistar Corp. .................       8,753        24,519
Far Eastern Textile Co.,
  Ltd. ........................      61,630       103,868
Formosa Chemicals & Fibre
  Corp. .......................      34,000        88,191
Formosa Plastics Corp. ........      51,000       154,278
Foxconn Technology Co., Ltd. ..       9,450        55,992
Fubon Financial Holding Co.,
  Ltd. ........................      75,000        85,173
Giant Manufacturing Co.,
  Ltd. ........................      31,000        78,063
Grape King, Inc. ..............      37,000        26,916
High Tech Computer Corp. ......       8,900       200,092
Hon Hai Precision Industry Co.,
  Ltd. ........................      39,400       225,665
Hotai Motor Co., Ltd. .........      17,000        49,803
Hua Nan Financial Holdings Co.,
  Ltd. ........................      67,000        61,752
Innolux Display Corp. .........      23,000        60,492
Lite-On Technology Corp. ......      35,686        41,525
MediaTek, Inc. ................       8,150       107,309
Mosel Vitelic, Inc. ...........       3,000         2,479
Nan Ya Plastics Corp. .........      51,000       126,747
National Petroleum Co., Ltd. ..      76,000        73,925
Novatek Microelectronics Corp.,
  Ltd. ........................       8,059        29,446
POU Chen Corp. ................      43,297        42,115
Powerchip Semiconductor
  Corp. .......................      83,660        31,256
Powertech Technology, Inc. ....       9,450        33,906
Precision Silicon Corp. .......       5,000         7,044
ProMOS Technologies, Inc. .....      84,000        20,544
Quanta Computer, Inc. .........      43,300        59,792
Shin Kong Financial Holding
  Co., Ltd. ...................      46,175        34,655
Siliconware Precision
  Industries Co. ..............      34,236        57,474
SinoPac Financial Holdings Co.,
  Ltd. ........................     110,000        52,140
Solar Applied Materials
  Technology Corp. ............      14,000        73,273
Taishin Financial Holdings Co.,
  Ltd. (a).....................      93,000        46,531
Taiwan Cement Corp. ...........      52,180       101,167
Taiwan Semiconductor
  Manufacturing Co., Ltd. ADR..      61,364       630,208
Taiwan Tea Corp. (a)...........      29,000        26,442
Tatung Co., Ltd. (a)...........      84,000        54,194
Tripod Technology Corp. .......       9,420        31,783
United Microelectronics Corp.
  ADR (b)......................      43,104       145,692
Visual Photonics Epitaxy Co.,
  Ltd. (a).....................      16,000        24,806
Wistron Corp. .................      26,539        42,281
                                              -----------
TOTAL TAIWAN...................                 4,633,175
                                              -----------
THAILAND -- 1.8%
Advanced Info Service PCL......      21,815        69,287
Bangkok Expressway PCL.........      62,259        40,142
Banpu PCL......................       5,608        76,234
Electricity Generating PCL.....      14,000        43,234
IRPC PCL.......................     159,058        29,048
Kasikornbank PCL...............      10,300        29,443
PTT Exploration & Production
  PCL..........................      19,498        93,511
PTT PCL........................      13,224       132,723
Siam Cement PCL................       6,900        46,898
Siam Commercial Bank PCL.......      20,702        59,505
Thai Oil PCL...................      19,395        43,121
Tisco Bank PCL Preference
  Shares.......................      47,200        44,974
TMB Bank PCL (a)...............     794,417        33,053
                                              -----------
TOTAL THAILAND.................                   741,173
                                              -----------
TURKEY -- 1.3%
Akbank TAS.....................      13,512        56,637
Anadolu Efes Biracilik Ve Malt
  Sanayii AS...................       3,875        34,515
Dogan Sirketler Grubu Holdings
  AS (a).......................      15,960        16,008
Dogan Yayin Holding AS.........       6,654        11,356
Eregli Demir ve Celik
  Fabrikalari TAS..............       6,417        44,909
Haci Omer Sabanci Holding AS...       9,165        28,538
KOC Holding AS.................       9,948        27,699
Migros Turk TAS................       2,214        32,481
Tupras Turkiye Petrol
  Rafinerileri AS..............       2,184        48,225
Turkcell Iletisim Hizmet AS....       8,283        68,818
Turkiye Garanti Bankasi AS.....      17,856        80,192
Turkiye Is Bankasi.............      13,971        51,659
Ulker Biskuvi Sanayi AS........       9,146        18,210
Yapi ve Kredi Bankasi AS.......      12,901        24,915
                                              -----------
TOTAL TURKEY...................                   544,162
                                              -----------
TOTAL COMMON STOCKS -- (Cost
  $36,766,011).................                39,549,697
                                              -----------
RIGHTS -- 0.0% (E)
INDIA -- 0.0% (E)
Indian Hotels, Ltd. (expiring
  4/15/08) (a).................       2,274         2,610
                                              -----------
MALAYSIA -- 0.0% (E)
Genting International, PLC
  (expiring 4/11/08) (a).......         460            74
Malaysian Airline System Bhd
  (expiring 10/30/12) (a)......       7,900         2,000
WCT Engineering Bhd (expiring
  4/15/08) (a).................      10,800            --
                                              -----------
TOTAL MALAYSIA.................                     2,074
                                              -----------
TOTAL RIGHTS --
  (Cost $2,347)................                     4,684
                                              -----------
WARRANTS -- 0.0% (E)
CHINA -- 0.0% (E)
China Overseas Land &
  Investment, Ltd. (expiring
  8/27/08) (a)
  (Cost $0)....................       2,000           745
                                              -----------


See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


SECURITY DESCRIPTION                SHARES       VALUE
--------------------                ------       -----
SHORT TERM INVESTMENTS -- 3.7%
UNITED STATES -- 3.7%
MONEY MARKET FUNDS -- 3.7%
State Street Navigator
  Securities Lending Prime
  Portfolio (f)(g).............   1,501,596   $ 1,501,596
STIC Prime Portfolio...........      21,084        21,084
                                              -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $1,522,680)............                 1,522,680
                                              -----------
TOTAL INVESTMENTS -- 98.7%
  (Cost $38,291,038)...........                41,077,806
OTHER ASSETS AND
  LIABILITIES -- 1.3%..........                   560,708
                                              -----------
NET ASSETS -- 100.0%...........               $41,638,514
                                              ===========




(a) Non-income producing security
(b) Security, or portion thereof, was on loan at March 31, 2008.
(c) Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.6% of net assets as of March 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
(e) Amount shown represents less than 0.05% of net assets.
(f) Affiliated Fund managed by SSgA Funds Management, Inc.
(g) Investments of cash collateral for securities loaned.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt


At March 31, 2008, Open Futures Contracts Purchased were as follows:

                                                                       AGGREGATE FACE                 UNREALIZED
FUTURES                                  EXPIRATION DATE   CONTRACTS        VALUE          VALUE     DEPRECIATION
-------                                  ---------------   ---------   --------------   ----------   ------------
MSCI Taiwan Stock Index................     4/30/2008          49        $1,649,558     $1,610,630     ($38,928)




See accompanying notes to financial statements.

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES         VALUE
--------------------               ------         -----
COMMON STOCKS -- 99.7%
BRAZIL -- 25.8%
Banco Bradesco SA ADR.........      316,947   $  8,798,449
Banco Itau Holding Financeira
  SA ADR......................      339,697      7,731,504
Companhia de Bebidas das
  Americas ADR................       51,868      3,918,628
Companhia Siderurgica Nacional
  SA ADR (a)..................      125,265      4,508,287
Companhia Vale do Rio Doce
  ADR.........................      473,628     16,406,474
Gerdau SA ADR.................      106,697      3,261,727
Petroleo Brasileiro SA ADR....      162,530     16,595,938
Unibanco -- Uniao de Bancos
  Brasileiros SA GDR..........       38,324      4,470,111
                                              ------------
TOTAL BRAZIL..................                  65,691,118
                                              ------------
CHINA -- 38.1%
Bank of China, Ltd. ..........    9,181,000      3,916,421
Bank of Communications Co.,
  Ltd. .......................    1,840,000      2,149,033
BOC Hong Kong Holdings Ltd. ..    1,025,500      2,469,259
China Coal Energy Co. ........    1,184,000      2,062,874
China Communications
  Construction Co., Ltd. .....    1,269,000      2,804,474
China Construction Bank
  Corp. ......................   11,605,000      8,663,285
China Life Insurance Co.,
  Ltd. .......................    2,466,000      8,475,751
China Merchants Bank Co.,
  Ltd. .......................      745,000      2,579,743
China Merchants Holdings
  International Co., Ltd. ....          824          3,912
China Mobile, Ltd. ...........    1,514,000     22,526,607
China Overseas Land &
  Investment, Ltd. ...........    1,236,000      2,280,522
China Petroleum & Chemical
  Corp. ......................    4,810,000      4,116,050
China Shenhua Energy Co.,
  Ltd. .......................      888,000      3,548,417
China Telecom Corp., Ltd. ....    3,810,000      2,388,945
CNOOC, Ltd. ..................    4,423,000      6,535,459
Industrial & Commercial Bank
  of China....................   15,200,000     10,585,325
PetroChina Co., Ltd. .........    6,922,000      8,644,885
Ping An Insurance Group Co. of
  China, Ltd. ................      452,500      3,206,457
                                              ------------
TOTAL CHINA...................                  96,957,419
                                              ------------
INDIA -- 6.0%
HDFC Bank, Ltd. ADR (a).......       17,344      1,703,875
ICICI Bank, Ltd. ADR..........       86,302      3,295,873
Infosys Technologies, Ltd. ADR
  (a).........................      135,383      4,842,650
Reliance Industries, Ltd. GDR
  (b).........................       47,306      5,440,190
                                              ------------
TOTAL INDIA...................                  15,282,588
                                              ------------
RUSSIA -- 29.8%
Gazprom OAO ADR...............      502,553     25,630,203
JSC MMC Norilsk Nickel ADR....      297,820      8,383,633
LUKOIL ADR....................      144,354     12,385,573
Mobile Telesystems OJSC ADR...       54,219      4,112,511
NovaTek OAO GDR...............       40,067      3,233,407
OAO Rosneft Oil Co. GDR.......      755,853      6,810,236
Surgutneftegaz ADR............      112,019      5,339,946
Tatneft GDR...................       20,744      2,696,720
Unified Energy System GDR
  (c).........................       29,779      3,089,571
Vimpel-Communications ADR.....       81,361      2,431,880
VTB Bank OJSC GDR (c).........      208,934      1,510,593
                                              ------------
TOTAL RUSSIA..................                  75,624,273
                                              ------------
TOTAL COMMON STOCKS --
  (Cost $272,868,392).........                 253,555,398
                                              ------------
SHORT TERM INVESTMENTS -- 2.5%
UNITED STATES -- 2.5%
MONEY MARKET FUND -- 2.5%
State Street Navigator
  Securities Lending Prime
  Portfolio (d)(e)............    5,641,816      5,641,816
STIC Prime Portfolio..........      760,926        760,926
                                              ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $6,402,742)...........                   6,402,742
                                              ------------
TOTAL INVESTMENTS -- 102.2%
  (Cost $279,271,134).........                 259,958,140
OTHER ASSETS AND
  LIABILITIES -- (2.2)%.......                  (5,661,126)
                                              ------------
NET ASSETS -- 100.0%..........                $254,297,014
                                              ============




(a) Security, or portion thereof, was on loan at March 31, 2008.
(b) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 2.1% of net assets as of March 31, 2008, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) Non-income producing security.
(d) Affiliated Fund managed by SSgA Funds Management, Inc.
(e) Investments of cash collateral for securities loaned.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt




See accompanying notes to financial statements.

SPDR S&P EMERGING EUROPE ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES       VALUE
--------------------                ------       -----
COMMON STOCKS -- 99.3%
CZECH REPUBLIC -- 6.9%
CEZ AS (a).....................      45,314   $ 3,474,825
Komercni Banka AS..............       3,528       847,096
Telefonica O2 Czech Republic
  AS...........................      24,490       787,825
Unipetrol (b)..................      23,512       384,832
Zentiva NV.....................       6,814       413,733
                                              -----------
TOTAL CZECH REPUBLIC...........                 5,908,311
                                              -----------
HUNGARY -- 5.1%
Magyar Telekom NyRt............     139,438       687,470
MOL Hungarian Oil and Gas
  NyRt.........................       7,227       946,496
OTP Bank NyRt (a)..............      48,966     2,014,292
Richter Gedeon NyRt (a)........       3,669       760,240
                                              -----------
TOTAL HUNGARY..................                 4,408,498
                                              -----------
POLAND -- 12.9%
Agora SA.......................      21,897       418,411
Apator SA......................      21,738       169,872
Asseco Poland SA (b)...........       9,630       315,076
Bank BPH SA (b)................       1,638        66,437
Bank Pekao SA (b)..............      15,921     1,415,631
Bank Zachodni WBK SA (b).......       4,616       383,809
Bioton SA (b)..................     395,200       144,263
BRE Bank SA (b)................       1,826       297,647
Cersanit Krasnystaw SA (b).....      20,856       246,255
Debica SA......................       7,323       335,301
Echo Investment SA (b).........      64,877       194,431
Getin Holding SA (b)...........      39,108       219,249
Globe Trade Centre SA (b)......      26,293       443,993
Impexmetal SA (b)..............      39,362       100,935
ING Bank Slaski SA.............       1,244       297,132
KGHM Polska Miedz SA...........      17,953       828,494
Netia SA (b)...................     108,538       181,471
Orbis SA (b)...................       9,593       251,179
PBG SA (b).....................       2,142       308,903
Polimex Mostostal SA (b).......      86,614       312,270
Polski Koncern Naftowy Orlen
  (b)..........................      29,577       527,173
Powszechna Kasa Oszczednosci
  Bank Polski SA...............      68,287     1,384,851
Telekomunikacja Polska SA (b)..     155,446     1,548,190
TVN SA (b).....................      39,885       411,621
Zaklad Przetworstwa Hutniczego
  Stalprodukt SA...............         799       270,420
                                              -----------
TOTAL POLAND...................                11,073,014
                                              -----------
RUSSIA -- 66.5%
Comstar United Telesystems
  GDR..........................      92,424       965,831
CTC Media, Inc. (a)(b).........      16,066       445,832
Gazprom Neft OAO ADR (Class S)
  (a)..........................      28,993       855,294
Gazprom OAO ADR................     404,100    20,609,100
JSC MMC Norilsk Nickel ADR.....     145,350     4,091,602
LUKOIL ADR.....................     104,226     8,942,591
NovaTek OAO GDR................      14,911     1,203,318
Polyus Gold Co. ADR............      13,366       684,339
Rosneft Oil Co. OAO GDR........     451,687     4,069,699
Rostelecom ADR (a).............      22,514     1,621,008
Sberbank GDR (a)...............      11,654     4,007,012
Severstal GDR..................      43,398       980,794
Surgutneftegaz ADR (b).........      85,093     4,056,383
Unified Energy System GDR (b)..      30,285     3,142,069
VTB Bank OJSC (b)(e)...........     106,397           396
VTB Bank OJSC GDR (f)..........      33,086       239,212
VTB Bank OJSC GDR (b)..........     164,258     1,187,585
                                              -----------
TOTAL RUSSIA...................                57,102,065
                                              -----------
TURKEY -- 7.9%
Akbank TAS.....................     150,366       630,278
Anadolu Efes Biracilik Ve Malt
  Sanayii AS...................      46,333       412,697
Arcelik........................      40,111       159,123
Beko Elektronik (b)............     375,507       220,638
Dogan Sirketler Grubu Holdings
  AS (b).......................     137,876       138,289
Dogan Yayin Holding AS (b).....      71,706       122,373
Enka Insaat ve Sanayi AS (b)...      35,325       433,630
Eregli Demir ve Celik
  Fabrikalari TAS..............      70,073       490,406
Haci Omer Sabanci Holding AS...     101,222       315,182
KOC Holding AS (b).............      98,605       274,559
Migros Turk TAS................      25,922       380,293
Tupras Turkiye Petrol
  Rafinerileri AS..............      19,745       435,986
Turk Hava Yollari (b)..........      48,363       226,249
Turkcell Iletisim Hizmet AS....     108,524       901,659
Turkiye Garanti Bankasi AS.....     198,706       892,392
Turkiye Is Bankasi.............     104,496       386,385
Vestel Elektronik Sanayi (b)...     107,562       133,647
Yapi ve Kredi Bankasi (b)......     137,863       266,232
                                              -----------
TOTAL TURKEY...................                 6,820,018
                                              -----------
TOTAL COMMON STOCKS --
  (Cost $88,272,420)...........                85,311,906
                                              -----------
SHORT TERM INVESTMENTS -- 8.6%
UNITED STATES -- 8.6%
MONEY MARKET FUNDS -- 8.6%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d).............   5,984,951     5,984,951
STIC Prime Portfolio...........   1,387,665     1,387,665
                                              -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $7,372,616)............                 7,372,616
                                              -----------
TOTAL INVESTMENTS -- 107.9%
  (Cost $95,645,036)...........                92,684,522
OTHER ASSETS AND
  LIABILITIES -- (7.9)%........                (6,747,771)
                                              -----------
NET ASSETS -- 100.0%...........               $85,936,751
                                              ===========




(a) Security, or portion thereof, was on loan at March 31, 2008.
(b) Non-income producing security.
(c) Affiliated Fund managed by SSgA Funds Management, Inc.
(d) Investments of cash collateral for securities loaned.
(e) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
(f) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.28% of net assets as of March 31, 2008, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt


See accompanying notes to financial statements.

SPDR S&P EMERGING LATIN AMERICA ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES       VALUE
--------------------                ------       -----
COMMON STOCKS -- 99.4%
ARGENTINA -- 2.4%
Banco Macro SA ADR (a).........       5,013   $   127,079
Grupo Financiero Galicia SA ADR
  (a)(b).......................      13,671        90,502
Petrobras Energia
  Participaciones SA ADR (a)...      31,425       356,674
Telecom Argentina SA ADR
  (a)(b).......................      10,151       214,998
Tenaris SA ADR.................      23,549     1,173,918
                                              -----------
TOTAL ARGENTINA................                 1,963,171
                                              -----------
BRAZIL -- 59.9%
AES Tiete SA Preference
  Shares.......................   5,318,281       177,631
Aracruz Celulose SA ADR........       7,877       537,684
B2W Companhia Global Do
  Varejo.......................       5,893       198,849
Banco Bradesco SA ADR..........      97,560     2,708,266
Banco do Brasil SA.............      32,147       424,888
Banco Itau Holding Financeira
  SA ADR.......................     116,899     2,660,621
Bradespar SA Preference
  Shares.......................      33,989       920,434
Brasil Telecom Participacoes SA
  ADR..........................       9,024       590,711
Braskem SA ADR (a).............      13,468       228,417
Centrais Eletricas Brasileiras
  SA ADR.......................      33,811       515,141
Companhia Brasileira de
  Distribuicao Grupo Pao de
  Acucar ADR (a)...............      10,035       410,833
Companhia de Bebidas das
  Americas Preference Shares
  ADR..........................      20,707     1,564,414
Companhia de Concessoes
  Rodoviarias..................      18,997       281,288
Companhia de Saneamento Basico
  do Estado de Sao Paulo.......      14,311       316,012
Companhia Energetica de Minas
  Gerais ADR (a)...............      32,118       579,409
Companhia Energetica de Sao
  Paulo Preference Shares (b)..      14,797       243,725
Companhia Paranaense de Energia
  Preference Shares............      14,755       242,105
Companhia Siderurgica Nacional
  SA ADR (a)...................      51,998     1,871,408
Companhia Vale do Rio Doce
  ADR..........................      32,532    10,137,217
Cosan SA Industria e Comercio..       9,215       137,026
Cyrela Brazil Realty SA........      29,599       389,349
Cyrela Commercial Properties SA
  Empreendimentos e
  Participacoes (b)............       2,353        12,986
Duratex SA Preference Shares...      11,010       211,447
Empresa Brasileira de
  Aeronautica SA...............      52,121       520,763
Gafisa SA (b)..................      12,499       207,376
Gerdau SA ADR..................      39,766     1,215,647
Gol Linhas Aereas Inteligentes
  SA Preference Shares.........       7,053       105,240
Investimentos Itau SA..........      54,864       536,560
Investimentos Itau SA
  Preference Shares............     216,998     1,278,284
JBS SA (b).....................      33,103       135,365
Lojas Americanas SA Preference
  Shares.......................      41,371       308,774
Lojas Renner SA................      25,323       479,377
Metalurgica Gerdau SA
  Preference Shares............      21,022       878,872
Natura Cosmeticos SA...........      20,851       213,459
NET Servicos de Comunicacao SA
  Preference Shares (b)........      12,703       136,220
Perdigao SA ADR (a)............       8,580       390,647
Petroleo Brasileiro SA ADR.....     127,575    11,720,758
Sadia SA Preference Shares.....      43,164       256,738
Souza Cruz SA..................      13,604       353,930
Tam SA ADR (b).................       8,650       165,994
Tele Norte Leste Participacoes
  SA ADR.......................      17,800       472,412
Tim Participacoes SA ADR (a)...       8,831       285,153
Tractebel Energia SA ADR.......       3,023       194,409
Unibanco -- Uniao de Bancos
  Brasileiros SA GDR...........      11,807     1,377,169
Usinas Siderurgicas de Minas
  Gerais SA ADR (a)............      18,976     1,066,064
Vivo Participacoes SA
  Preference Shares (b)........      66,398       388,477
Votorantim Celulose e Papel SA
  ADR..........................      23,321       664,882
                                              -----------
TOTAL BRAZIL...................                48,712,431
                                              -----------
CHILE -- 9.2%
Almendral SA...................   1,690,555       197,364
Antarchile SA..................      26,925       668,425
Banco de Credito e
  Inversiones..................      18,633       676,051
CAP SA.........................      13,503       454,407
Centros Comerciales
  Sudamericanos SA ADR (c).....      10,275       663,283
Companhia de Telecomunicaciones
  de Chile SA ADR (a)..........      49,144       417,724
Companhia General de
  Electricidad.................      73,946       567,058
Empresa Nacional de
  Electricidad SA ADR (a)......      13,125       641,813
Empresas CMPC SA...............      15,918       655,886
Empresas COPEC SA..............      50,961       950,731
Enersis SA ADR (a).............      27,234       481,497
Lan Airlines SA ADR (a)........      18,419       260,076
SACI Falabella.................     153,442       830,698
                                              -----------
TOTAL CHILE....................                 7,465,013
                                              -----------
COLOMBIA -- 1.3%
BanColombia SA ADR (a).........      30,926     1,096,636
                                              -----------
MEXICO -- 23.0%
Alfa SAB de CV.................      49,757       332,130
America Movil SAB de CV........   1,914,145     6,083,430
Cemex SAB de CV................     744,614     1,954,624
Corp GEO SAB de CV (b).........      66,167       210,909
Desarrolladora Homex SAB de CV
  (b)..........................      32,595       316,856
Empresas ICA SAB de CV (b).....      59,326       353,122
Fomento Economico Mexicano SAB
  de CV........................     245,900     1,023,104
Grupo Aeroportuario del Sureste
  SAB de CV....................      71,873       411,026
Grupo Bimbo SAB de CV..........      80,078       480,471
Grupo Carso SA de CV...........      79,157       333,946
Grupo Financiero Banorte SAB de
  CV...........................     174,340       753,480
Grupo Iusacell SA de CV (b)....       1,480        16,997
Grupo Mexico SAB de CV.........     146,381       969,551
Grupo Modelo SAB de CV.........     144,470       631,157
Grupo Televisa SA ADR (a)......       1,800        43,632
Grupo Televisa SA de CV........     156,586       756,022
Impulsora Del Desarrollo Y El
  Empleo en America Latina SA
  de CV (b)....................     192,534       312,268
Kimberly-Clark de Mexico SAB de
  CV...........................     109,172       484,113
Telefonos de Mexico SA de CV...     752,343     1,417,705
TV Azteca SA de CV.............     355,907       204,870


See accompanying notes to financial statements.

SPDR S&P EMERGING LATIN AMERICA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------                ------       -----
Urbi Desarrollos Urbanos SA de
  CV (b).......................      82,409   $   270,406
Wal-Mart de Mexico SAB de CV...     306,518     1,303,189
                                              -----------
TOTAL MEXICO...................                18,663,008
                                              -----------
PERU -- 3.6%
Companhia de Minas Buenaventura
  SA...........................      11,346       778,112
Companhia Minera Milpo SA......      52,624       168,796
Credicorp, Ltd. ...............      10,503       753,485
Minsur SA......................      91,721       305,904
Southern Copper Corp. .........       6,707       696,388
Volcan Cia Minera SA...........      86,338       256,796
                                              -----------
TOTAL PERU.....................                 2,959,481
                                              -----------
TOTAL COMMON STOCKS --
  (Cost $70,793,009)...........                80,859,740
                                              -----------
SHORT TERM INVESTMENTS -- 3.8%
UNITED STATES -- 3.8%
MONEY MARKET FUNDS -- 3.8%
State Street Navigator
  Securities Lending Prime
  Portfolio (d)(e).............   3,109,370     3,109,370
STIC Prime Portfolio...........         100           100
                                              -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $3,109,470)............                 3,109,470
                                              -----------
TOTAL INVESTMENTS -- 103.2%
  (Cost $73,902,479)...........                83,969,210
OTHER ASSETS AND
  LIABILITIES -- (3.2)%........                (2,649,986)
                                              -----------
NET ASSETS -- 100.0%...........               $81,319,224
                                              ===========




(a) Security, or portion thereof, was on loan at March 31, 2008.
(b) Non-income producing security.
(c) Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities which represent 0.82% of net assets as of March 31, 2008, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d) Affiliated Fund managed by SSgA Funds Management, Inc.
(e) Investments of cash collateral for securities loaned.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt


See accompanying notes to financial statements.

SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
COMMON STOCKS -- 98.2%
EGYPT -- 7.3%
Commercial International Bank
  (a).........................  103,435     $  1,744,341
Eastern Tobacco...............  12,187           874,614
Egypt Kuwait Holding Co. .....  87,001           382,804
Egyptian Financial Group-
  Hermes Holding..............  95,994           987,030
Orascom Construction
  Industries..................  25,137         1,891,648
Orascom Hotels & Development
  (a).........................  32,821           524,281
Orascom Telecom Holding SAE
  GDR.........................  32,858         2,234,344
Sidi Kerir Petrochemicals
  Co. ........................  107,584          439,360
Suez Cement...................  38,036           397,936
Telecom Egypt.................  172,550          636,581
                                            ------------
TOTAL EGYPT...................                10,112,939
                                            ------------
ISRAEL -- 22.4%
Africa-Israel Investments,
  Ltd. .......................  990               52,140
Alvarion, Ltd. (b)............  38,721           280,727
Bank Hapoalim BM..............  432,757        1,666,500
Bank Leumi Le-Israel BM.......  423,806        1,812,034
Bezeq Israeli
  Telecommunication Corp.,
  Ltd. .......................  464,555          868,167
Cellcom Israel, Ltd. .........  2,314             72,729
Check Point Software
  Technologies (a)............  58,366         1,307,398
Delek Automotive Systems,
  Ltd. .......................  83,219         1,166,407
Delek Group, Ltd. ............  3,421            513,395
Elbit Imaging, Ltd. ..........  1,075             45,446
Elbit Systems, Ltd. ..........  26,746         1,464,663
Gazit Globe, Ltd. (a).........  48,433           463,533
Harel Insurance Investments &
  Finances, Ltd. .............  1,031             50,884
Israel Chemicals, Ltd. .......  210,614        2,940,062
Israel Discount Bank (a)......  305,826          740,394
Makhteshim-Agan Industries,
  Ltd. .......................  142,427        1,038,465
Mellanox Technologies, Ltd.
  (a)(b)......................  27,216           379,119
Mizrahi Tefahot Bank, Ltd. ...  114,342          892,940
NICE Systems, Ltd. (a)........  22,523           643,487
Ormat Industries, Ltd. (a)....  5,054             62,637
Partner Communications
  Company, Ltd. ..............  6,121            135,188
RADVision, Ltd. (a)(b)........  15,549           102,623
Spansion, Inc. (class A)
  (a)(b)......................  19,916            54,769
Syneron Medical, Ltd. (b).....  11,532           167,791
Teva Pharmaceutical
  Industries, Ltd. ...........  284,751       13,142,416
The Israel Corp., Ltd. (a)....  1,085          1,013,832
                                            ------------
TOTAL ISRAEL..................                31,077,746
                                            ------------
JORDAN -- 3.7%
Arab Bank PLC.................  94,420         3,535,586
Jordanian Electric Power
  Co. ........................  178,559        1,348,328
United Arab Investors.........  67,068           216,776
                                            ------------
TOTAL JORDAN..................                 5,100,690
                                            ------------
MOROCCO -- 8.1%
Attijariwafa Bank.............  5,756          2,698,733
Banque Centrale Populaire.....  1,985            635,051
Banque Marocaine du Commerce
  et de l'Industrie SA........  5,184            822,812
Banque Marocaine du Commerce
  Exterieur...................  8,279          3,630,489
Banque Marocaine pour le
  Commerce et l'Industrie.....  16                 2,540
Ciments du Maroc..............  2,252            787,239
Douja Promotion Groupe Addoha
  SA..........................  1,688          1,024,201
ONA SA........................  6,215          1,635,233
                                            ------------
TOTAL MOROCCO.................                11,236,298
                                            ------------
NIGERIA -- 0.8%
Guaranty Trust Bank, GDR......  71,267         1,140,272
                                            ------------
SOUTH AFRICA -- 55.9%
ABSA Group, Ltd. .............  113,091        1,412,646
African Bank Investments,
  Ltd. .......................  226,509          742,812
African Rainbow Minerals,
  Ltd. .......................  46,267         1,281,060
Anglo Platinum, Ltd. .........  20,054         2,936,598
AngloGold Ashanti, Ltd. ......  51,633         1,728,258
Aquarius Platinum, Ltd. ......  105,989        1,570,418
Aspen Pharmacare Holdings,
  Ltd. .......................  194,744          764,454
Aveng, Ltd. ..................  106,297          758,657
Barloworld, Ltd. .............  64,089           850,235
Bidvest Group, Ltd. ..........  105,710        1,456,903
Discovery Holdings, Ltd. .....  31,863            95,277
ElementOne, Ltd. .............  57,277           123,343
FirstRand, Ltd. ..............  1,801,497      3,546,908
Foschini, Ltd. ...............  86,965           412,111
Fountainhead Property Trust...  827,740          616,234
Freeworld Coatings, Ltd. (a)..  20,340            22,026
Gold Fields, Ltd. ............  186,880        2,644,583
Grindrod, Ltd. ...............  234,467          636,190
Growthpoint Properties,
  Ltd. .......................  463,528          779,724
Harmony Gold Mining Co., Ltd.
  (a).........................  90,989         1,088,867
Hyprop Investments, Ltd. .....  112,090          555,174
Impala Platinum Holdings,
  Ltd. .......................  193,924        7,469,170
Imperial Holdings, Ltd. ......  52,425           511,251
Investec, Ltd. ...............  75,054           530,407
JD Group, Ltd. ...............  54,704           245,769
Kumba Iron Ore, Ltd. .........  28,977         1,103,597
Massmart Holdings, Ltd. ......  87,536           719,548
Metorex, Ltd. (a).............  166,303          427,499
Mittal Steel South Africa,
  Ltd. .......................  64,526         1,564,219
MTN Group, Ltd. ..............  541,026        8,188,790
Murray & Roberts Holdings,
  Ltd. .......................  119,608        1,405,595
Mvelaphanda Resources, Ltd.
  (a).........................  60,482           468,807
Naspers, Ltd. ................  123,310        2,139,508
Nedbank Group, Ltd. ..........  163,457        2,349,324
Network Healthcare Holdings,
  Ltd. .......................  605,463          637,016
Pick'n Pay Stores, Ltd. ......  156,616          549,259
Pretoria Portland Cement Co.,
  Ltd. .......................  21,371           105,323
PSG Group, Ltd. ..............  100,720          218,135
Remgro, Ltd. .................  160,282        3,864,401
Reunert, Ltd. ................  82,704           575,005
RMB Holdings, Ltd. ...........  305,310          920,457
Sanlam, Ltd. .................  694,436        1,632,157
Sappi, Ltd. ..................  86,477           978,047
Sasol, Ltd. ..................  149,007        7,124,795
Shoprite Holdings, Ltd. ......  215,633        1,003,006
Standard Bank Group, Ltd. ....  327,029        3,549,370
Steinhoff International
  Holdings, Ltd. .............  423,531          943,323
Sun International, Ltd. ......  38,557           540,410
Super Group, Ltd. ............  310,519          278,938
Telkom SA, Ltd. ..............  79,776         1,287,961
Tiger Brands, Ltd. ...........  69,679         1,144,668


See accompanying notes to financial statements.

SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
Truworths International,
  Ltd. .......................  202,937     $    636,792
Woolworths Holdings, Ltd. ....  361,475          538,665
                                            ------------
TOTAL SOUTH AFRICA............                77,673,690
                                            ------------
TOTAL COMMON STOCKS -- (Cost
  $148,995,237)...............               136,341,635
                                            ------------
WARRANTS -- 0.0% (C)
ISRAEL -- 0.0% (C)
Gazit Globe, Ltd. (expiring
  6/3/08) (a) (Cost $0).......  1,921                229
                                            ------------
SHORT TERM INVESTMENTS -- 0.7%
UNITED STATES -- 0.7%
MONEY MARKET FUNDS -- 0.7%
State Street Navigator
  Securities Lending Prime
  Portfolio (d)(e)............  456,826          456,826
STIC Prime Portfolio..........  493,555          493,555
                                            ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $950,381).............                   950,381
                                            ------------
TOTAL INVESTMENTS -- 98.9%
  (Cost $149,945,618).........               137,292,245
OTHER ASSETS AND
  LIABILITIES -- 1.1%.........                 1,518,906
                                            ------------
NET ASSETS -- 100.0%..........              $138,811,151
                                            ============




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at March 31, 2008.
(c) Amount shown represents less than 0.05% of net assets.
(d) Affiliated Fund managed by SSgA Funds Management, Inc.
(e) Investments of cash collateral for securities loaned.
GDR = Global Depositary Receipt


See accompanying notes to financial statements.

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------      -----
COMMON STOCKS -- 97.7%
AUSTRALIA -- 6.0%
Abacus Property Group...........    19,236   $    23,266
Alesco Corp, Ltd. ..............     2,196        19,485
Alumina, Ltd. ..................     2,873        14,949
AMP, Ltd. ......................     2,627        18,825
Ansell, Ltd. ...................     1,828        19,407
APA Group.......................     7,861        20,452
Aristocrat Leisure, Ltd. .......     1,023         8,965
Asciano Group...................       694         2,534
Australia & New Zealand Banking
  Group, Ltd. ..................     1,297        26,698
Babcock & Brown, Ltd. ..........       697         9,366
BHP Billiton, Ltd. .............     3,742       122,323
Billabong International, Ltd. ..     1,167        13,849
BlueScope Steel, Ltd. ..........     1,585        14,281
Brambles, Ltd. .................     2,161        19,687
Bunnings Warehouse Property
  Trust.........................    20,970        37,328
Carindale Property Trust........    14,543        49,120
Commonwealth Bank of Australia..     1,036        39,540
Computershare, Ltd. ............     1,870        14,936
ConnectEast Group...............    15,765        18,852
CSL, Ltd. ......................       847        28,538
CSR, Ltd. ......................     5,322        15,546
DUET Group......................    12,916        35,961
Envestra, Ltd. .................    52,840        35,211
GWA International, Ltd. ........     5,755        16,864
Harvey Norman Holdings, Ltd. ...     4,309        15,380
Hills Industries, Ltd. .........     4,427        18,953
Insurance Australia Group,
  Ltd. .........................     3,234        10,805
Lend Lease Corp., Ltd. .........     1,055        12,760
Macquarie Airports..............     3,248         9,577
Macquarie Group, Ltd. ..........       375        18,081
Mirvac Real Estate Investment
  Trust.........................    31,980        30,069
National Australia Bank, Ltd. ..     1,320        36,330
Newcrest Mining, Ltd. ..........       847        25,801
Perpetual, Ltd. ................       267        13,125
Rio Tinto, Ltd. ................       356        39,809
Sonic Healthcare, Ltd. .........     1,366        17,146
Suncorp-Metway, Ltd. ...........     1,457        17,117
Tattersall's, Ltd. .............     2,973         9,444
Thakral Holdings Group..........    37,750        30,842
Toll Holdings, Ltd. ............     1,060         9,696
Wesfarmers, Ltd. ...............       159         5,822
Wesfarmers, Ltd. PPS............       154         5,660
Westpac Banking Corp. ..........     1,379        29,897
Woodside Petroleum, Ltd. .......       796        39,601
Woolworths, Ltd. ...............     1,296        34,308
WorleyParsons, Ltd. ............       506        15,460
Zinifex, Ltd. ..................       945         8,609
                                             -----------
TOTAL AUSTRALIA.................               1,080,275
                                             -----------
AUSTRIA -- 0.3%
Erste Bank der Oesterreichischen
  Sparkassen AG.................       282        18,343
OMV AG..........................       348        23,083
voestalpine AG..................       210        14,641
                                             -----------
TOTAL AUSTRIA...................                  56,067
                                             -----------
BELGIUM -- 0.9%
Bekaert NV......................       112        16,357
Delhaize Group..................       169        13,347
Dexia (c).......................       922        26,370
Gimv NV.........................       249        18,840
InBev NV........................       264        23,317
KBC Groep NV....................       242        31,497
UCB SA..........................       230         8,020
Umicore.........................       423        22,092
                                             -----------
TOTAL BELGIUM...................                 159,840
                                             -----------
CANADA -- 7.2%
AGF Management, Ltd. (Class B)..       475        10,050
Agrium, Inc. ...................       333        20,693
Bank of Montreal................       463        20,735
Bank of Nova Scotia.............       818        37,111
Barrick Gold Corp. .............     1,255        54,894
Bombardier, Inc. (a)............     2,506        13,360
Brookfield Asset Management,
  Inc. (Class A)................       642        17,307
Brookfield Infrastructure
  Partners LP...................        16           271
CAE, Inc. ......................       761         8,626
Cameco Corp. ...................       531        17,513
Canadian Imperial Bank of
  Commerce......................       355        22,870
Canadian National Railway Co. ..       661        32,063
Canadian Natural Resources,
  Ltd. .........................       670        45,886
Canadian Oil Sands Trust........       612        24,753
Canadian Pacific Railway,
  Ltd. .........................       315        20,262
Canadian Western Bank...........       754        18,930
CGI Group, Inc. (a).............     1,554        16,509
Crescent Point Energy Trust.....       961        26,806
EnCana Corp. ...................       894        68,136
Fairfax Financial Holdings,
  Ltd. .........................        39        11,361
First Quantum Minerals, Ltd. ...       149        12,088
Gildan Activewear, Inc. (a).....       430        16,227
Goldcorp, Inc. .................     1,003        38,994
Husky Energy, Inc. .............       528        20,682
Imperial Oil, Ltd. .............       531        27,842
International Royalty Corp......     2,912        14,417
Kinross Gold Corp. .............     1,049        23,412
Magna International, Inc. (Class
  A)............................       242        17,604
Manulife Financial Corp. .......     1,534        58,741
MDS, Inc. (a)...................       800        15,594
Nexen, Inc. ....................       679        20,157
Nortel Networks, Corp. (a)......       548         3,739
OPTI Canada, Inc. (a)...........       764        12,882
Petro-Canada....................       719        31,337
Potash Corp of Saskatchewan.....       401        62,336
Research In Motion, Ltd. (a)....       553        62,244
Rogers Communications, Inc.
  (Class B).....................       666        23,964
Royal Bank of Canada............     1,167        54,265
Russel Metals, Inc. ............       609        15,574
Shaw Communications, Inc. ......       721        13,197
Sherritt International Corp. ...       830        11,746
Sun Life Financial, Inc. .......       604        28,250
Suncor Energy, Inc. ............       567        54,824
Talisman Energy, Inc. ..........     1,515        26,888
Teck Cominco, Ltd. (Class B)....       671        27,525
TELUS Corp. (Non-Voting)........       294        12,393
Toronto-Dominion Bank...........       764        46,992


See accompanying notes to financial statements.

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------      -----
TransCanada Corp. ..............       746   $    28,755
TSX Group, Inc. ................       364        13,775
WesternZagros Resources, Ltd.
  (a)...........................       326           775
                                             -----------
TOTAL CANADA....................               1,285,355
                                             -----------
CHINA -- 2.1%
Bank of East Asia, Ltd. ........     3,022        15,124
Chong Hing Bank, Ltd. ..........     6,000        14,262
Dah Sing Banking Group, Ltd. ...     7,200        12,230
Dah Sing Financial Holdings,
  Ltd. .........................     1,200         7,871
Esprit Holdings, Ltd. ..........     1,800        21,601
Foxconn International Holdings,
  Ltd. (a)......................     3,000         4,047
Giordano International, Ltd. ...    36,000        14,524
Hang Lung Group, Ltd. ..........     6,000        28,332
Hang Lung Properties, Ltd. .....     6,000        21,239
Hong Kong Exchanges and
  Clearing, Ltd. ...............     1,500        25,749
Hong Kong Land Holdings, Ltd. ..     3,000        12,390
Hopewell Holdings...............     3,000        11,391
Hysan Development Co., Ltd. ....     6,100        17,086
Li & Fung, Ltd. ................     6,000        22,241
New World Development Co.,
  Ltd. .........................     8,056        19,522
Pacific Basin Shipping, Ltd. ...    12,000        19,736
Sino Land Co., Ltd. ............     6,046        13,051
Swire Pacific, Ltd. ............     1,500        16,922
The Link REIT...................     6,168        13,679
Transport International
  Holdings, Ltd. ...............     3,600        17,808
Wheelock & Co., Ltd. ...........     9,000        25,209
Wing Hang Bank, Ltd. ...........     1,500        22,800
                                             -----------
TOTAL CHINA.....................                 376,814
                                             -----------
DENMARK -- 0.9%
A P Moller -- Maersk A/S........         3        33,594
Bang & Olufsen A/S (Class B)
  (c)...........................       118         7,396
DSV A/S.........................       813        17,836
FLSmidth & Co. A/S..............       149        14,801
Forstaedernes Bank A/S..........       382        10,227
GN Store Nord A/S (a)...........       885         4,438
Novo-Nordisk A/S (Class B)......       629        43,170
SimCorp A/S.....................        58        12,065
Vestas Wind Systems A/S (a).....       260        28,507
                                             -----------
TOTAL DENMARK...................                 172,034
                                             -----------
FINLAND -- 2.3%
Amer Sports Oyj (Class A).......       818        16,526
Elisa Oyj.......................       491        12,308
Fortum Oyj......................       654        26,747
Kemira Oyj......................       670        10,298
Kesko Oyj (Class B).............       303        15,724
Kone Oyj (Class B)..............       643        26,480
Konecranes Oyj..................       421        16,277
Lassila & Tikanoja Oyj..........       654        18,653
Metso Oyj.......................       315        17,070
Neste Oil Oyj (c)...............       521        18,278
Nokia Oyj.......................     2,494        79,196
Pohjola Bank PLC (c)............       957        18,091
Rautaruukki Oyj.................       260        12,594
Sampo Oyj (Class A).............       627        17,039
SanomaWSOY Oyj..................       631        17,557
Stockmann Oyj Abp (Class B).....       418        19,870
Stora Enso Oyj (c)..............     1,055        12,220
UPM-Kymmene Oyj (c).............       776        13,833
Uponor Oyj (c)..................       387         9,137
Wartsila Oyj (Class B)..........       225        15,242
YIT Oyj.........................       463        13,184
                                             -----------
TOTAL FINLAND...................                 406,324
                                             -----------
FRANCE -- 8.5%
Accor SA........................       288        21,111
Air France-KLM..................       291         8,226
Air Liquide SA (c)..............       230        35,195
Alcatel-Lucent..................     2,700        15,487
Alstom..........................       127        27,634
AXA.............................     1,875        68,304
BNP Paribas SA..................       769        77,851
Bourbon SA......................       229        13,861
Bouygues SA.....................       336        21,424
CA Ile de France CCI............       122        11,889
Cap Gemini SA (c)...............       225        12,860
Carrefour SA....................       688        53,277
Casino Guichard-Perrachon SA....       142        17,087
Cie de Saint-Gobain.............       412        33,719
Cie Generale de Geophysique-
  Veritas (a)...................        58        14,491
Cie Generale des Etablissements
  Michelin (c)..................       203        21,268
Credit Agricole SA..............       661        20,529
Electricite de France...........       242        21,133
Essilor International SA........       375        24,594
France Telecom SA...............     1,933        65,240
Groupe Danone (c)...............       504        45,233
Guyenne et Gascogne SA..........       145        22,516
Hermes International............       115        14,414
L'Oreal SA......................       260        33,140
Lafarge SA......................       191        33,340
Lagardere SCA...................       309        23,189
LVMH Moet Hennessy Louis Vuitton
  SA............................       221        24,688
Nexans SA.......................        88        10,416
Pernod -- Ricard SA.............       274        28,290
PPR.............................       112        16,656
PSA Peugeot Citroen (c).........       257        19,999
Publicis Groupe.................       355        13,613
Renault SA......................       233        25,881
Rhodia SA (a)...................       229         5,367
Sanofi-Aventis..................     1,003        75,524
Schneider Electric SA...........       279        36,234
Societe Generale................       401        39,408
Sodexho Alliance SA.............       206        12,711
Suez SA.........................     1,412        93,008
Technip SA......................       233        18,213
Thomson.........................       712         4,964
Total SA........................     2,440       181,871
Unibail-Rodamco.................        64        16,531
Valeo SA........................       249         9,911
Vallourec SA....................        64        15,594
Veolia Environnement............       452        31,628
Vinci SA........................       534        38,745
Vivendi Universal SA............     1,339        52,512
                                             -----------
TOTAL FRANCE....................               1,528,776
                                             -----------
GERMANY -- 7.4%
Adidas AG.......................       345        23,020
Allianz SE......................       483        96,035
BASF AG.........................       458        61,911


See accompanying notes to financial statements.

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------      -----
Bayer AG........................       854   $    68,689
Bayerische Motoren Werke AG.....       391        21,678
Bilfinger Berger AG (c).........       130        11,239
Commerzbank AG..................       806        25,288
Continental AG..................       203        20,776
Daimler AG......................     1,082        92,839
Deutsche Bank AG................       551        62,600
Deutsche Boerse AG..............       260        42,035
Deutsche Post AG................       942        28,883
Deutsche Telekom AG.............     3,297        55,116
E.ON AG.........................       733       136,195
Fresenius Medical Care AG & Co.
  KGaA..........................       309        15,595
GEA Group AG (a)................       467        15,762
Hochtief AG.....................       112        10,293
Hypo Real Estate Holding AG
  (c)...........................       360         9,389
Infineon Technologies AG (a)....     1,082         7,629
IVG Immobilien AG...............       260         7,300
Lanxess AG......................       267        10,759
Linde AG........................       161        22,830
MAN AG..........................       157        20,932
Merck KGaA (c)..................       118        14,597
Muenchener Rueckversicherungs-
  Gesellschaft AG (c)...........       267        52,410
Puma AG Rudolf Dassler Sport....        12         4,638
Rheinmetall AG..................       137         9,704
RWE AG..........................       551        67,979
Salzgitter AG...................        81        14,143
SAP AG..........................     1,055        52,625
Siemens AG......................       981       106,713
ThyssenKrupp AG.................       463        26,587
TUI AG (a)......................       578        14,883
Volkswagen AG (c)...............       252        73,329
Wincor Nixdorf AG...............       200        16,067
                                             -----------
TOTAL GERMANY...................               1,320,468
                                             -----------
GREECE -- 0.5%
Hellenic Telecommunications
  Organization SA ADR...........     2,055        28,955
National Bank of Greece SA ADR
  (c)...........................     5,491        57,985
                                             -----------
TOTAL GREECE....................                  86,940
                                             -----------
IRELAND -- 0.9%
Anglo Irish Bank Corp PLC.......     1,095        14,748
Bank of Ireland.................     1,096        16,359
C&C Group PLC...................       909         5,689
CRH PLC.........................       663        25,297
DCC PLC.........................       475        11,252
Elan Corp. PLC (a)..............       555        11,424
Grafton Group PLC (a)...........     1,103        10,190
Independent News & Media PLC....     3,321        10,946
Kingspan Group PLC..............       470         6,293
Ryanair Holdings PLC ADR
  (a)(c)........................       820        23,190
United Drug PLC.................     3,618        21,785
                                             -----------
TOTAL IRELAND...................                 157,173
                                             -----------
ITALY -- 3.7%
Assicurazioni Generali SpA......     1,223        55,192
Atlantia SpA....................       621        18,844
Banca Italease SpA..............       252         2,092
Banca Piccolo Credito
  Valtellinese Scarl............     1,346        17,649
Banca Popolare dell'Etruria e
  del Lazio Scrl (c)............     1,003        11,713
Banca Popolare di Milano Scarl..     1,191        13,126
Banco Popolare Societa
  Cooperativa Scarl (a).........       816        13,564
Davide Campari-Milano SpA.......     1,672        16,280
Enel SpA........................     3,857        41,070
Eni SpA (a).....................     2,449        83,820
Fiat SpA........................     1,148        26,649
Finmeccanica SpA................       588        20,069
Fondiaria -Sai SpA..............       294        12,224
IFIL Investments SpA............     2,067        16,737
Istituto Finanziario Industriale
  SpA Preference Shares (a).....       445        12,297
Intesa Sanpaolo SpA.............    10,961        77,549
Parmalat SpA....................     3,539        13,655
Pirelli & C. SpA (a)............    31,997        28,114
Saipem SpA......................       661        26,855
Seat Pagine Gialle SpA (c)......    25,832         4,486
Societa Cattolica di
  Assicurazioni Scrl (c)........       321        15,753
Telecom Italia SpA..............    14,713        30,890
UniCredito Italiano SpA.........    11,988        80,541
Unione di Banche Italiane Scpa..     1,025        26,360
                                             -----------
TOTAL ITALY.....................                 665,529
                                             -----------
JAPAN -- 17.5%
Advantest Corp. ................       300         7,791
Aeon Co., Ltd. (c)..............     1,200        14,323
Aoyama Trading Co., Ltd. .......       600        12,960
Asahi Breweries, Ltd. ..........       900        18,581
Asahi Kasei Corp. ..............     3,000        15,673
Astellas Pharma, Inc. ..........       600        23,268
Bridgestone Corp. ..............       900        15,344
Canon, Inc. ....................     1,200        55,337
Casio Computer Co., Ltd. (c)....       700        10,261
Central Japan Railway Co. ......         3        31,044
Chubu Electric Power Co.,
  Inc. .........................       900        22,515
Chugai Pharmaceutical Co.,
  Ltd. .........................       600         6,794
Cosmo Oil Co., Ltd. ............     3,000         9,434
Credit Saison Co., Ltd. ........       600        16,758
CSK Holdings Corp. .............       500        11,554
Daiichi Sankyo Co., Ltd. .......       900        26,629
Daikin Industries, Ltd. ........       600        25,860
Daito Trust Construction Co.,
  Ltd. .........................       300        15,492
Daiwa Securities Group, Inc. ...     3,000        26,041
Denso Corp. ....................       600        19,410
Dentsu, Inc. ...................         5        11,403
East Japan Railway Co. .........         3        24,986
Eisai Co., Ltd. ................       300        10,248
Fanuc, Ltd. ....................       300        28,573
FUJIFILM Holdings Corp. ........       600        21,279
Fujitsu, Ltd. ..................     4,000        26,202
Fukuoka Financial Group, Inc. ..     3,000        15,643
Hankyu Hanshin Holdings, Inc. ..     3,000        12,990
Hitachi, Ltd. ..................     3,000        17,813
Honda Motor Co., Ltd. ..........     1,500        42,874
Hoya Corp. .....................       600        14,106
Ibiden Co., Ltd. ...............       300        11,815
Isetan Co., Ltd. (g) ...........     1,200        13,961


See accompanying notes to financial statements.

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------      -----
Ishikawajima-Harima Heavy
  Industries Co., Ltd. .........     6,000   $    11,634
Isuzu Motors, Ltd. .............     3,000        15,010
Itochu Corp. ...................     3,000        29,658
Japan Digital Laboratory Co.,
  Ltd. .........................     1,200        16,698
Japan Tobacco, Inc. ............         3        15,040
JFE Holdings, Inc. .............       600        26,644
JSR Corp. (c)...................       600        13,593
Kajima Corp. ...................     5,000        14,166
Kawasaki Heavy Industries,
  Ltd. .........................     4,000         8,921
KDDI Corp. .....................         3        18,355
Kintetsu Corp. .................     6,000        21,460
Kiyo Holdings, Inc. ............     9,000        14,286
Kobe Steel, Ltd. ...............     3,000         8,560
Komatsu, Ltd. ..................     1,200        33,335
Konica Minolta Holdings, Inc. ..     1,500        20,405
Kubota Corp. (c)................     3,000        18,657
Kurita Water Industries, Ltd.
  (c)...........................       600        22,123
Kyocera Corp. ..................       300        25,227
Leopalace21 Corp. ..............       500         8,093
Marubeni Corp. .................     3,000        21,882
Matsushita Electric Industrial
  Co., Ltd. ....................     3,000        65,103
Mediceo Paltac Holdings Co.,
  Ltd. .........................       600        10,887
Millea Holdings, Inc. ..........       900        33,275
MISUMI Group, Inc. (c)..........     1,100        19,517
Mitsubishi Chemical Holdings
  Corp. ........................     1,500         9,931
Mitsubishi Corp. ...............     1,600        48,385
Mitsubishi Electric Corp. ......     3,000        25,981
Mitsubishi Heavy Industries,
  Ltd. .........................     6,000        25,679
Mitsubishi Materials Corp. .....     3,000        13,051
Mitsubishi Motors Corp. (a).....    10,000        16,477
Mitsubishi UFJ Financial Group,
  Inc. .........................    11,500        99,362
Mitsui & Co., Ltd. .............     3,000        60,883
Mitsui Chemicals, Inc. .........     3,000        19,892
Mitsui OSK Lines, Ltd. .........     3,000        36,319
Mitsui Sumitomo Insurance Co.,
  Ltd. (g) .....................     3,000        30,351
Mitsui Trust Holdings, Inc. ....     3,000        18,175
Mizuho Financial Group, Inc. ...        12        44,005
Murata Manufacturing Co.,
  Ltd. .........................       300        14,919
NEC Corp. ......................     4,000        15,271
Nidec Corp. ....................       300        18,476
Nintendo Co., Ltd. .............       100        51,640
Nippon Mining Holdings, Inc. ...     1,500         7,957
Nippon Oil Corp. ...............     3,000        18,747
Nippon Steel Corp. .............     6,000        30,442
Nippon Telegraph & Telephone
  Corp. ........................         3        12,960
Nippon Yusen KK.................     3,000        28,211
Nissan Motor Co., Ltd. (c)......     2,400        19,868
Nitto Denko Corp. ..............       300        12,689
Nomura Holdings, Inc. ..........     2,100        31,436
NTT Data Corp. .................         4        17,521
NTT DoCoMo, Inc. ...............        19        28,824
Obayashi Corp. .................     3,000        12,599
ORIX Corp. .....................       120        16,396
Pioneer Corp. (c)...............     1,200        11,936
Resona Holdings, Inc. ..........         9        15,010
Rohm Co., Ltd. .................       300        18,596
Secom Co., Ltd. ................       300        14,588
Seven & I Holdings Co., Ltd. ...     1,000        25,117
Shimizu Corp. ..................     4,000        18,406
Shin-Etsu Chemical Co., Ltd. ...       400        20,696
Softbank Corp. (c)..............     1,000        18,154
Sompo Japan Insurance, Inc. ....     1,000         8,841
Sony Corp. .....................     1,200        47,863
Stanley Electric Co., Ltd. .....       700        17,089
Sumitomo Chemical Co., Ltd. ....     3,000        19,229
Sumitomo Corp. .................     1,500        19,787
Sumitomo Electric Industries,
  Ltd. .........................     1,200        15,215
Sumitomo Metal Industries,
  Ltd. .........................     6,000        22,786
Sumitomo Mitsui Financial Group,
  Inc. .........................         9        59,316
T&D Holdings, Inc. .............       300        15,733
Taisei Corp. ...................     6,000        15,311
Takeda Pharmaceutical Co.,
  Ltd. .........................       900        45,120
TDK Corp. ......................       300        17,753
Teijin, Ltd. ...................     3,000        12,659
Terumo Corp. ...................       300        15,673
The Akita Bank, Ltd. ...........     3,000        13,684
The Aomori Bank, Ltd. ..........     6,000        25,860
The Awa Bank, Ltd. .............     3,000        17,270
The Bank of Iwate, Ltd. ........       300        19,621
The Bank of Okinawa, Ltd. ......       300        10,941
The Bank of Yokohama, Ltd. .....     3,000        20,405
The Chiba Bank, Ltd. ...........     3,000        20,405
The Daisan Bank, Ltd. ..........     9,000        33,365
The Daishi Bank, Ltd. ..........     4,000        15,512
The Eighteenth Bank, Ltd. ......     3,000        11,001
The Furukawa Electric Co.,
  Ltd. .........................     3,000         9,705
The Higo Bank, Ltd. ............     3,000        17,300
The Hokkoku Bank, Ltd. .........     3,000        13,473
The Hyakugo Bank, Ltd. .........     3,000        17,753
The Musashino Bank, Ltd. .......       300        12,267
The Nanto Bank, Ltd. ...........     3,000        14,106
The Ogaki Kyoritsu Bank, Ltd. ..     3,000        16,185
The San-In Godo Bank, Ltd. .....     3,000        24,022
The Shiga Bank, Ltd. ...........     3,000        20,375
The Shikoku Bank, Ltd. .........     6,000        25,499
The Sumitomo Trust & Banking
  Co., Ltd. ....................     3,000        20,676
The Toho Bank, Ltd. ............     6,000        25,860
The Tokyo Electric Power Co.,
  Inc. .........................     1,200        32,129
The Yamagata Bank, Ltd. ........     4,000        25,398
The Yamanashi Chuo Bank, Ltd. ..     3,000        18,144
Tokyo Electron, Ltd. ...........       300        18,265
Tokyo Gas Co., Ltd. ............     3,000        12,146
Tokyu Corp. ....................     3,000        15,311
Toray Industries, Inc. .........     3,000        19,501
Toshiba Corp. (c)...............     3,000        20,073
Toyota Motor Corp. .............     2,900       144,803
USS Co., Ltd. ..................       240        16,637
Yamada Denki Co., Ltd. .........       220        19,008
                                             -----------
TOTAL JAPAN.....................               3,137,516
                                             -----------
LUXEMBOURG -- 0.5%
ArcelorMittal...................       849        69,794
SES.............................       739        15,527
                                             -----------
TOTAL LUXEMBOURG................                  85,321
                                             -----------
NETHERLANDS -- 4.8%
Aegon NV........................     1,543        22,787
Akzo Nobel NV...................       375        30,198
ASML Holding NV (a).............       611        15,084


See accompanying notes to financial statements.

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------      -----
European Aeronautic Defence and
  Space Co. NV..................       609   $    14,485
Fortis..........................     1,938        49,011
Fortis VVPR Strip (a)...........       592             9
Fugro NV........................       245        19,096
Heineken NV.....................       375        21,861
ING Groep NV....................     2,424        91,107
Koninklijke (Royal) Philips
  Electronics NV (c)............     1,294        49,681
Koninklijke Ahold NV (a)........     1,690        25,172
Koninklijke DSM NV (c)..........       371        17,959
Koninkljike Numico NV (g).......       180        15,659
Randstad Holding NV (c).........       164         7,710
Reed Elsevier NV................     1,288        24,654
Royal Dutch Shell PLC (Class
  A)............................     4,035       139,300
Royal Dutch Shell PLC (Class
  B)............................     2,926        98,630
Royal KPN NV....................     2,127        36,063
SBM Offshore NV.................       411        13,305
STMicroelectronics NV...........     1,040        11,074
TNT NV..........................       588        21,923
Unilever NV.....................     1,755        59,149
Unilever PLC....................     1,408        47,545
Vedior NV.......................       482        14,053
Wolters Kluwer NV...............       607        16,130
                                             -----------
TOTAL NETHERLANDS...............                 861,645
                                             -----------
NEW ZEALAND -- 0.1%
Calan Healthcare Properties
  Trust.........................    22,407        20,083
                                             -----------
NORWAY -- 0.9%
DnB NOR ASA.....................     1,206        18,345
Norsk Hydro ASA.................     1,018        14,864
Norske Skogindustrier ASA (c)...       773         2,700
Orkla ASA.......................     1,606        20,384
Petroleum Geo-Services ASA......       288         7,141
StatoilHydro ASA................     1,391        41,770
Storebrand ASA..................     1,161         9,162
Telenor ASA (a).................       961        18,438
Yara International ASA..........       440        25,499
                                             -----------
TOTAL NORWAY....................                 158,303
                                             -----------
PORTUGAL -- 0.4%
Banco Comercial Portugues SA
  (c)...........................     6,492        21,191
Ibersol, SGPS SA................     2,667        27,089
Portugal Telecom, SGPS SA (c)...     1,776        20,712
Zon Multimedia-Servicos de
  Telecomunicacoes e Multimedia,
  SGPS SA.......................       165         1,963
                                             -----------
TOTAL PORTUGAL..................                  70,955
                                             -----------
SINGAPORE -- 0.9%
Ascendas REIT...................     9,000        15,543
CapitaLand, Ltd. ...............     4,000        18,430
City Developments Ltd. .........     3,000        23,989
Cosco Corp. Singapore Ltd. .....     6,000        16,065
Flextronics International, Ltd.
  (a)(c)........................     1,009         9,474
Genting International PLC (a)...    16,000         6,966
Keppel Corp Ltd.................       978         7,026
SembCorp Industries, Ltd. ......     3,000         8,860
Singapore Exchange, Ltd. .......     3,000        16,326
Stamford Land Corp, Ltd. .......   100,000        46,439
                                             -----------
TOTAL SINGAPORE.................                 169,118
                                             -----------
SOUTH AFRICA -- 0.0% (E)
Mondi, Ltd. ....................       118         1,006
                                             -----------
SOUTH KOREA -- 2.7%
Hyundai Securities Co., Ltd. ...     1,170        18,253
KIWOOM Securities Co., Ltd.
  (a)...........................       300        16,994
Korea Electric Power Corp. ADR
  (c)...........................     2,124        31,945
KT Corp. ADR....................     2,230        52,962
LG.Philips LCD Co., Ltd. ADR
  (c)...........................     1,835        40,976
POSCO ADR.......................       676        80,430
Samsung Electronics Co., Ltd.
  GDR (b).......................       611       190,785
SK Telecom Co., Ltd. ADR........     2,525        54,565
                                             -----------
TOTAL SOUTH KOREA...............                 486,910
                                             -----------
SPAIN -- 5.2%
Abertis Infraestructuras SA.....       967        31,626
Acciona SA (c)..................        76        20,430
Acerinox SA.....................       570        15,860
ACS Actividades de Construccion
  y Servicios (c)...............       379        21,662
Banco Bilbao Vizcaya Argentaria
  SA............................     3,012        66,579
Banco de Andalucia SA...........       184        17,770
Banco de Valencia SA............       365        20,827
Banco Guipuzcoano SA............       857        14,666
Banco Pastor SA (c).............       764        11,827
Banco Popular Espanol SA (c)....     1,481        26,987
Banco Sabadell SA...............     2,123        23,380
Banco Santander SA..............     5,261       105,204
Cia Espanola de Petroleos SA....       210        23,343
Ebro Puleva SA..................       903        18,544
Enagas..........................       979        29,366
FAES FARMA SA (c)...............       730        12,446
Gamesa Corp. Tecnologica SA.....       467        21,385
Gestevision Telecinco SA (c)....       730        14,910
Grupo Ferrovial SA..............       169        12,316
Iberdrola SA....................     4,456        69,337
Iberia Lineas Aereas de Espana..     4,930        21,561
Indra Sistemas SA...............       812        23,468
Industria de Desino Textil SA
  (Inditex) (c).................       397        22,137
NH Hoteles SA (a)(c)............       818        13,648
Red Electrica de Espana.........       443        27,222
Repsol YPF SA...................     1,251        43,332
Sacyr Vallehermoso SA (c).......       245         8,541
SOS Cuetara SA..................     1,388        30,659
Telefonica SA...................     4,975       143,473
Union Fenosa SA.................       336        22,665
                                             -----------
TOTAL SPAIN.....................                 935,171
                                             -----------
SWEDEN -- 1.9%
Alfa Laval AB...................       206        12,541
Assa Abloy AB (Class B).........       719        13,064
Atlas Copco AB (Class B)........     1,606        25,255
Boliden AB......................       536         5,717
Electrolux AB...................       558         9,175
Hennes & Mauritz AB (Class B)...       536        32,992
Investor AB.....................       961        21,675
Kinnevik Investment AB..........       703        13,367
Nordea Bank AB..................     2,227        36,165
Sandvik AB......................     1,273        22,165
Scania AB.......................       825        17,356
Securitas AB (Class B)..........     1,097        14,522


See accompanying notes to financial statements.

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------      -----
Skanska AB (Class B) (c)........       849   $    17,037
Tele2 AB (Class B)..............       727        13,762
Telefonaktiebolaget LM Ericsson
  (Class B).....................    17,822        35,043
TeliaSonera AB (c)..............     2,249        18,091
Volvo AB ADR....................     1,818        27,132
                                             -----------
TOTAL SWEDEN....................                 335,059
                                             -----------
SWITZERLAND -- 6.5%
ABB, Ltd. ......................     2,476        66,741
Adecco SA.......................       233        13,510
Alcon, Inc. ....................       115        16,359
Bachem Holding AG (Class B).....       210        19,736
Cie Financiere Richemont SA
  (Class A).....................       333        18,753
Clariant AG (a).................       570         4,881
Credit Suisse Group.............     1,123        57,396
Geberit AG......................        86        12,869
Graubuendner Kantonalbank.......        30        30,484
Holcim, Ltd. ...................       242        25,520
Julius Baer Holding AG..........       267        19,761
Kuehne & Nagel International
  AG............................       164        16,474
Lonza Group AG..................       149        19,841
Nestle SA.......................       424       212,739
Nobel Biocare Holding AG (c)....        46        10,744
Novartis AG.....................     2,881       148,266
PSP Swiss Property AG (a).......       455        30,846
Roche Holding AG................       846       159,868
SGS SA..........................        12        17,326
Sulzer AG (c)...................         9        11,948
Swatch Group AG.................        69        18,522
Swiss Life Holding (a)..........        49        13,674
Swiss Reinsurance...............       342        29,997
Syngenta AG.....................       142        41,779
UBS AG (c)......................     1,866        54,449
Xstrata PLC.....................       715        50,121
Zurich Financial Services AG....       143        45,218
                                             -----------
TOTAL SWITZERLAND...............               1,167,822
                                             -----------
UNITED KINGDOM -- 15.6%
3i Group PLC....................       620        10,228
Amec PLC........................     1,237        17,788
Anglo American PLC..............     1,604        96,531
AstraZeneca PLC.................     1,652        61,858
Aviva PLC.......................     2,782        34,143
BAE Systems PLC.................     3,915        37,758
Balfour Beatty PLC..............     1,244        11,645
Barclays PLC....................     6,403        57,649
Barratt Developments PLC........       588         4,832
BG Group PLC....................     3,800        88,138
BHP Billiton PLC................     2,564        76,184
BP PLC..........................    20,829       211,956
British Airways PLC (a).........     1,148         5,345
British American Tobacco PLC....     1,530        57,503
British Energy Group PLC........     1,224        15,873
British Land Co. PLC............       719        13,111
British Sky Broadcasting Group
  PLC...........................     1,803        19,942
BT Group PLC....................     8,191        35,367
Burberry Group PLC..............     1,128        10,100
Cable & Wireless PLC............     3,473        10,278
Cadbury Schweppes PLC...........     2,352        25,874
Capita Group PLC................     1,167        15,737
Carnival PLC....................       345        13,721
Centrica PLC....................     4,343        25,744
Compass Group PLC...............     3,067        19,643
Diageo PLC......................     2,644        53,390
Drax Group......................       929         9,934
DSG International PLC...........     4,219         5,325
Enterprise Inns PLC.............     1,179         9,402
Experian Group, Ltd. ...........     1,336         9,745
FirstGroup PLC..................     1,106        12,387
Friends Provident PLC...........     3,810         9,359
G4S PLC.........................     3,206        14,512
GKN PLC.........................     1,788        10,812
GlaxoSmithKline PLC.............     6,494       137,587
Hays PLC........................     4,385         9,957
HBOS PLC........................     4,021        44,754
Home Retail Group PLC...........     1,370         7,114
HSBC Holdings PLC...............    11,126       183,537
ICAP PLC........................     1,370        15,493
Imperial Tobacco Group PLC......       785        36,165
Inchcape PLC....................     1,208         9,652
Informa PLC.....................     1,212         7,546
Intercontinental Hotels Group
  PLC...........................       577         8,716
International Power PLC.........     2,327        18,407
Invensys PLC (a)................     1,488         6,654
Invesco Ltd. ...................         1            24
Investec PLC....................       961         6,465
ITV PLC.........................     6,740         8,479
J Sainsbury PLC.................     1,924        13,116
Kingfisher PLC..................     3,700         9,707
Land Securities Group PLC.......       539        16,165
Legal & General Group PLC.......     6,434        16,163
Lloyds TSB Group PLC............     5,854        52,473
LogicaCMG PLC...................     3,385         7,115
Lonmin PLC......................       218        13,306
Man Group PLC...................     2,153        23,728
Marks & Spencer Group PLC.......     2,170        16,702
Michael Page International PLC..     1,106         6,644
Mondi PLC.......................       295         2,451
National Express Group PLC......       506        10,107
National Grid PLC...............     2,761        37,946
Next PLC........................       412         9,327
Old Mutual PLC..................     7,097        15,586
Pearson PLC.....................     1,278        17,310
Persimmon PLC...................       557         8,469
Prudential PLC..................     2,743        36,281
Punch Taverns PLC...............       558         5,978
Reckitt Benckiser PLC...........       630        34,947
Rentokil Initial PLC............     5,191        10,033
Resolution PLC..................       744        10,122
Reuters Group PLC...............     1,909        22,006
Rio Tinto PLC...................     1,094       113,782
Rolls-Royce Group PLC (a).......     2,525        20,224
Rolls-Royce Group PLC (Class B)
  (a)...........................   149,632           297
Royal & Sun Alliance Insurance
  Group PLC.....................     4,723        12,081
Royal Bank of Scotland Group
  PLC...........................     7,983        53,509
SABMiller PLC...................     1,060        23,258
Scottish & Newcastle PLC........     1,376        21,605
Scottish & Southern Energy PLC..     1,003        27,988
Serco Group PLC.................     1,472        13,275
Shire PLC.......................       903        17,472
Smith & Nephew PLC..............     1,569        20,784


See accompanying notes to financial statements.

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------      -----
Smiths Group PLC................       654   $    12,218
Standard Chartered PLC..........     1,212        41,480
Standard Life PLC...............     3,000        14,683
Tate & Lyle PLC.................     1,206        12,943
Taylor Wimpey PLC...............     2,372         8,839
Tesco PLC.......................     8,425        63,462
The Sage Group PLC..............     3,198        11,956
Tomkins PLC.....................     3,050        10,836
Tullow Oil PLC..................     1,848        24,259
United Business Media PLC.......       834         8,934
Virgin Media, Inc. (c)..........       485         6,824
Vodafone Group..................    57,872       173,566
William Hill PLC................     1,248         9,320
William Morrison Supermarkets
  PLC...........................     3,396        18,511
Willis Group Holdings, Ltd.
  (c)...........................       421        14,150
Wolseley PLC....................       922         9,712
WPP Group PLC...................     1,715        20,485
Yell Group PLC..................     1,610         4,928
                                             -----------
TOTAL UNITED KINGDOM............               2,799,427
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $18,402,158)............              17,523,931
                                             -----------
PREFERRED STOCKS -- 0.3%
GERMANY -- 0.3%
Fresenius SE....................       176        14,711
Henkel KGaA (c).................       365        16,934
Porsche Automobil Holding SE....       119        21,832
                                             -----------
TOTAL GERMANY...................                  53,477
                                             -----------
TOTAL PREFERRED STOCKS --
  (Cost $50,979)................                  53,477
                                             -----------
SHORT TERM INVESTMENTS -- 3.9%
UNITED STATES -- 3.9%
MONEY MARKET FUNDS -- 3.9%
State Street Navigator
  Securities Lending Prime
  Portfolio (d)(f)..............   514,977       514,977
STIC Prime Portfolio............   195,137       195,137
                                             -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $710,114)...............                 710,114
                                             -----------
TOTAL INVESTMENTS -- 101.9%
  (Cost $19,163,251)............              18,287,522
OTHER ASSETS AND
  LIABILITIES -- (1.9)%.........                (348,787)
                                             -----------
NET ASSETS -- 100.0%............             $17,938,735
                                             ===========




 (a) Non-income producing security.
 (b) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security which represents 1.1% of net assets as of March 31, 2008, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (c) Security, or portion thereof, was on loan at March 31, 2008.
 (d) Affiliated Fund managed by SSgA Funds Management, Inc.
 (e) Amount shown represents less than 0.05% of net assets.
 (f) Investments of cash collateral for securities loaned.
 (g) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt




See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES         VALUE
--------------------               ------         -----
COMMON STOCKS -- 97.7%
AUSTRALIA -- 8.4%
Adelaide Brighton, Ltd. ......      219,539   $    683,385
ARC Energy, Ltd. (a)..........      510,477        580,156
Ausenco, Ltd. ................       48,181        600,355
Austar United Communications,
  Ltd. (a)....................      350,671        424,146
Austereo Group, Ltd. .........      470,795        730,601
Australian Wealth Management,
  Ltd. .......................      270,365        417,097
Australian Worldwide
  Exploration, Ltd. (a).......      274,891        885,798
Beach Petroleum, Ltd. ........      567,263        655,050
Boom Logistics, Ltd. .........      238,876        215,877
Campbell Brothers, Ltd. ......       33,276        759,400
Centennial Coal Co., Ltd. ....      218,017        809,999
Centro Retail Group...........      876,669        272,091
Downer EDI, Ltd. .............      121,467        694,116
Dyno Nobel, Ltd. .............      278,675        651,235
FKP Property Group............       98,345        255,857
Fleetwood Corp., Ltd. ........       93,765        705,290
Futuris Corp., Ltd. ..........      360,651        623,873
Healthscope, Ltd. ............      124,485        590,908
ING Real Estate Community
  Living Group................      546,701        334,368
Invocare, Ltd. ...............      182,514      1,086,284
IOOF Holdings, Ltd. ..........       92,164        499,744
JB Hi-Fi, Ltd. ...............       65,014        534,132
Just Group, Ltd. .............      138,805        501,764
Kagara Zinc, Ltd. ............      102,437        409,572
Monadelphous Group, Ltd. .....       47,854        608,948
Nufarm, Ltd. .................       73,377      1,147,405
Oakton, Ltd. .................      114,795        381,438
OneSteel, Ltd. ...............       19,023        110,963
Pacific Brands, Ltd. .........      249,343        459,778
Pan Australian Resources, Ltd.
  (a).........................      745,343        711,004
PaperlinX, Ltd. ..............      195,497        490,764
Programmed Maintenance
  Services, Ltd. .............      193,644        919,193
Queensland Gas Co., Ltd. (a)..      210,505        707,147
Record Realty.................      213,188         34,057
Roc Oil Co., Ltd. (a).........      298,740        632,675
SAI Global, Ltd. .............      295,053        754,149
Sigma Pharmaceuticals, Ltd. ..      570,870        651,399
Sino Gold Mining, Ltd. (a)....      156,322      1,065,958
Spark Infrastructure Group
  (b).........................      464,093        709,609
Spotless Group, Ltd. .........      112,293        339,297
STW Communications Group,
  Ltd. .......................      384,714        779,633
Transfield Services, Ltd. ....       72,505        727,386
Transpacific Industries Group,
  Ltd. .......................       10,812         86,854
WHK Group, Ltd. ..............      263,329        382,204
                                              ------------
TOTAL AUSTRALIA...............                  25,620,959
                                              ------------
AUSTRIA -- 1.2%
Austrian Airlines AG (a)......       49,883        373,869
BWIN Interactive Entertainment
  AG (a)......................        6,754        222,924
BWT AG........................       10,863        493,840
Eco Business-Immobilien AG
  (a).........................       72,631        811,366
Intercell AG (a)..............       20,561        854,897
Schoeller-Bleckmann Oilfield
  Equipment AG................        8,881        794,246
                                              ------------
TOTAL AUSTRIA.................                   3,551,142
                                              ------------
BELGIUM -- 0.7%
Barco NV (c)..................       11,931        857,543
EVS Broadcast Equipment SA....        7,190        775,288
RHJ International (a).........       59,634        676,570
                                              ------------
TOTAL BELGIUM.................                   2,309,401
                                              ------------
CANADA -- 10.5%
Anvil Mining, Ltd. (a)........       32,388        389,837
Aurelian Resources, Inc. (a)..      121,294      1,088,756
BMTC Group, Inc. .............       38,831        680,456
Canadian Hydro Developers,
  Inc. (a)....................      167,382      1,058,729
Canadian Western Bank.........       36,401        913,883
CanWest Global Communications
  Corp. (a)...................       52,637        256,503
Celestica, Inc. (a)...........       93,242        632,488
Compton Petroleum Corp. (a)...       76,822        855,782
Corus Entertainment, Inc.
  (Class B)...................       39,440        692,281
Crescent Point Energy Trust...       47,191      1,316,316
Denison Mines Corp. (a).......       40,896        258,278
Dundee Corp. (a)..............       34,804        448,088
Dundee Precious Metals, Inc.
  (a).........................       14,400         94,592
Dundee Real Estate Investment
  Trust.......................       31,910      1,010,123
DundeeWealth, Inc. ...........       34,388        405,531
Duvernay Oil Corp. (a)........       22,412        958,907
Eldorado Gold Corp. (a).......      185,793      1,282,018
First Calgary Petroleums, Ltd.
  (a).........................       98,998        278,840
FirstService Corp. (a)........       23,249        502,344
Freehold Royalty Trust........       53,391        938,720
Gammon Gold, Inc. (a).........       47,360        364,183
GMP Capital Trust.............       37,076        605,979
Golden Star Resources, Ltd.
  (a).........................      162,975        568,638
Great Canadian Gaming Corp.
  (a).........................       45,967        509,376
Guardian Capital Group,
  Ltd. .......................       98,711        963,011
Highpine Oil & Gas, Ltd. (a)..       93,041        879,585
Home Capital Group, Inc. .....       21,128        734,090
Linamar Corp. ................       25,819        345,746
MacDonald Dettwiler &
  Associates, Ltd. (a)........       21,318        965,912
Major Drilling Group
  International, Inc. (a).....       10,867        566,624
Martinrea International, Inc.
  (a).........................       37,377        275,760
Novagold Resources, Inc. (a)..       75,179        584,697
NuVista Energy, Ltd. (a)......       52,825        813,445
Open Text Corp. (a)...........       19,119        605,219
Petrolifera Petroleum, Ltd.
  (a).........................       34,292        304,135
Peyto Energy Trust............       40,949        777,434
Pinetree Capital, Ltd. (a)....       27,866         85,006
ProEx Energy, Ltd. (a)........       54,410        874,972
Progress Energy Trust.........       64,823        808,669
Quebecor, Inc. (Class B)......       16,280        408,408
Richelieu Hardware, Ltd. .....        5,700        116,105
Russel Metals, Inc. ..........       31,512        805,882
Savanna Energy Services
  Corp. ......................       40,105        752,030
ShawCor, Ltd. ................       24,562        670,275
Stantec, Inc. (a).............       25,562        750,380
The Forzani Group, Ltd. ......       30,340        521,018
TriStar Oil & Gas, Ltd. (a)...       46,911        661,111
Uni-Select, Inc. .............       46,253      1,108,485
Westjet Airlines, Ltd. (a)....       30,131        531,525
                                              ------------
TOTAL CANADA..................                  32,020,172
                                              ------------


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES         VALUE
--------------------               ------         -----
CHINA -- 3.3%
Allied Group, Ltd. ...........       84,000   $    315,694
Allied Properties HK, Ltd. ...    1,416,791        287,623
Cafe de Coral Holdings,
  Ltd. .......................      593,867      1,139,990
China Everbright
  International, Ltd. ........    1,015,018        384,731
Chow Sang Sang Holding
  International, Ltd. ........      352,939        365,054
Far East Consortium
  International, Ltd. ........      961,278        364,361
Giordano International,
  Ltd. .......................    1,960,000        790,764
HKR International, Ltd. ......      815,979        555,669
Integrated Distribution
  Services Group, Ltd. .......      163,779        458,750
K Wah International Holdings,
  Ltd. .......................      639,565        248,172
Midland Holdings, Ltd. .......      367,790        363,875
Miramar Hotel & Investment
  Co., Ltd. ..................      582,000        846,507
Peace Mark Holdings, Ltd. ....      394,228        355,081
Road King Infrastructure,
  Ltd. .......................      434,544        488,543
Techtronic Industries Co.,
  Ltd. .......................      535,500        529,800
Texwinca Holdings, Ltd. ......    1,070,050        768,559
The Hongkong & Shanghai
  Hotels, Ltd. ...............      300,174        492,907
Tianjin Port Development
  Holdings, Ltd. .............      535,480        227,049
Xinao Gas Holdings, Ltd. .....      372,000        670,120
Xinyi Glass Holdings Co.,
  Ltd. .......................      606,315        411,333
                                              ------------
TOTAL CHINA...................                  10,064,582
                                              ------------
DENMARK -- 0.9%
Bang & Olufsen A/S (Class B)
  (c).........................        7,648        479,397
East Asiatic Co., Ltd. (c)....       10,678        937,055
IC Companys A/S...............        8,541        326,668
NeuroSearch A/S (a)...........        8,353        481,878
SimCorp A/S...................        2,978        619,487
                                              ------------
TOTAL DENMARK.................                   2,844,485
                                              ------------
FINLAND -- 3.0%
Amer Sports Oyj (Class A)
  (c).........................       52,729      1,065,285
Atria Group PLC...............       25,755        650,921
Citycon Oyj (c)...............       98,478        605,448
Cramo Oyj (Class B)...........       21,683        557,971
Finnlines Oyj (a).............       54,435      1,164,442
HKScan Oyj....................       49,104        740,730
Lassila & Tikanoja Oyj........       30,700        875,622
Poyry Oyj.....................       42,769      1,066,694
TietoEnator Oyj (c)...........       27,716        686,868
Vacon Oyj (c).................       20,546        911,572
Vaisala Oyj...................       17,660        798,919
                                              ------------
TOTAL FINLAND.................                   9,124,472
                                              ------------
FRANCE -- 3.2%
Canal Plus....................       30,357        325,652
Carbone Lorraine SA...........       10,383        630,455
Club Mediterranee SA (a)......       10,419        560,495
Geodis SA.....................        2,774        320,874
GL Events SA..................       12,128        591,897
Groupe Steria SCA.............       13,222        435,779
IMS International Metal
  Service.....................       15,476        616,496
Ingenico SA...................       17,873        589,070
IPSOS.........................       21,783        678,935
Orco Property Group (c).......        4,115        370,099
Rubis.........................       12,313      1,043,815
Saft Groupe SA................       13,509        534,928
Sequana Capital SA............       30,667        807,622
Societe de la Tour Eiffel.....        4,455        665,256
SOITEC (a)(c).................       31,858        229,182
Sperian Protection............        4,205        487,734
STEF-TFE......................       11,482        755,043
                                              ------------
TOTAL FRANCE..................                   9,643,332
                                              ------------
GERMANY -- 2.8%
Demag Cranes AG...............       12,962        593,986
Deutsche Wohnen AG............       25,414        731,299
DIC Asset AG..................       13,513        451,151
Epcos AG......................       23,789        361,494
Gildemeister AG...............       23,899        603,634
Indus Holding AG..............       25,810        907,919
Jenoptik AG (a)...............       58,168        407,392
Kontron AG....................       29,449        475,500
KUKA AG (a)(c)................       19,584        675,253
Leoni AG......................       16,054        771,291
Norddeutsche Affinerie AG
  (c).........................       19,583        778,238
Patrizia Immobilien AG (c)....       84,600        631,389
Pfleiderer AG (c).............       17,547        444,866
Solar Millennium AG (a).......       10,677        473,711
Thielert AG (a)(c)............       17,147        109,496
                                              ------------
TOTAL GERMANY.................                   8,416,619
                                              ------------
GREECE -- 1.4%
Fourlis Holdings SA...........       18,752        613,880
Hellenic Exchanges SA.........       25,643        611,115
Intracom Holdings SA..........      115,977        396,946
Michaniki SA..................       52,629        400,288
Minoan Lines Shipping SA......       69,738        484,005
Neochimiki LV Lavrentiadis
  SA..........................       20,621        563,317
Quintana Maritime, Ltd. (c)...       30,443        720,890
Thessaloniki Port Authority
  SA..........................       15,615        627,971
                                              ------------
TOTAL GREECE..................                   4,418,412
                                              ------------
IRELAND -- 0.8%
Fyffes PLC....................      536,656        765,322
McInerney Holdings PLC........      288,621        548,801
McInerney Holdings PLC (London
  shares).....................       57,881        108,136
Paddy Power PLC...............       24,205        898,252
                                              ------------
TOTAL IRELAND.................                   2,320,511
                                              ------------
ITALY -- 2.5%
Aedes SpA.....................      143,712        436,765
Amplifon SpA (c)..............      109,251        372,194
Astaldi SpA...................       82,848        640,631
Banca Popolare dell'Etruria e
  del Lazio Scrl..............       63,275        738,934
Digital Multimedia
  Technologies SpA (a)........       10,165        338,729
Ducati Motor Holding SpA (a)..      258,886        688,756
Esprinet SpA (c)..............       35,005        398,532
Gemina SpA....................      196,976        291,206
IMMSI SpA.....................      272,206        446,420
Interpump Group SpA...........       83,870        807,345
Permasteelisa SpA.............       44,698        854,872
Recordati SpA (c).............       71,374        535,791
Sorin SpA (a).................      356,426        581,718
Tiscali SpA (a)...............      181,148        573,215
                                              ------------
TOTAL ITALY...................                   7,705,108
                                              ------------


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES         VALUE
--------------------               ------         -----
JAPAN -- 29.6%
Alps Electric Co., Ltd. ......       67,436   $    664,638
Asahi Pretec Corp. (c)........       17,643        471,496
Atrium Co., Ltd. .............       21,815        257,962
Bank of the Ryukyus, Ltd.
  (a).........................       59,800        533,505
Best Denki Co., Ltd. (c)......       84,769        684,727
Capcom Co., Ltd. .............       23,845        814,517
Central Glass Co., Ltd. ......      209,145        817,375
COMSYS Holdings Corp. ........       73,050        634,101
DA Office Investment Corp. ...          113        499,523
Daifuku Co., Ltd. ............       48,000        614,859
Daihen Corp. .................       96,000        341,428
Daiichi Chuo Kisen Kaisha
  (c).........................       53,834        385,089
Daimei Telecom Engineering
  Corp. ......................       56,000        510,855
Dainippon Screen Manufacturing
  Co., Ltd. ..................       99,000        416,748
DCM Japan Holdings Co.,
  Ltd. .......................       79,633        397,625
Disco Corp. ..................        9,600        413,764
Don Quijote Co., Ltd. ........       28,800        523,715
DOUTOR NICHIRES Holdings Co.,
  Ltd. .......................       61,832      1,222,539
DTS Corp. ....................       33,582        674,440
eAccess, Ltd. ................          764        471,287
EDION Corp. ..................       38,400        355,702
FCC Co., Ltd. ................       41,248        509,721
Fukuoka REIT Corp. ...........           91        554,951
Furukawa Co., Ltd. ...........      274,387        504,474
Glory, Ltd. ..................       28,900        615,542
H2O Retailing Corp. ..........       96,000        644,276
Hanwa Co., Ltd. ..............      144,000        610,519
Heiwa Real Estate Co., Ltd. ..      120,000        571,457
HI-LEX CORP...................        3,600         50,274
Hitachi Kokusai Electric,
  Inc. .......................       62,372        644,806
Hitachi Zosen Corp. (a).......      306,500        301,773
Horiba, Ltd. .................       19,913        658,198
Hosiden Corp. ................       43,200        861,092
Iino Kaiun Kaisha, Ltd. ......       52,800        535,771
INTEC Holdings, Ltd. (f) .....       45,200        706,598
Izumiya Co., Ltd. ............      138,000        757,000
J Front Retailing Co., Ltd. ..       29,154        186,286
Japan Airport Terminal Co.,
  Ltd. .......................       39,200        860,521
Japan Asia Investment Co.,
  Ltd. .......................       84,000        332,506
Japan Aviation Electronics
  Industry, Ltd. .............       48,000        353,001
Japan Excellent, Inc. ........          100        611,845
Japan Logistics Fund, Inc. ...           98        655,729
Juki Corp. ...................       60,332        223,665
K's Holdings Corp. ...........       19,400        387,669
Kanematsu Corp. (a)...........      290,698        385,514
Katakura Industries Co.,
  Ltd. .......................       36,974        715,075
Kayaba Industry Co., Ltd. ....      118,832        459,641
Keisei Electric Railway Co.,
  Ltd. .......................      164,230        882,735
Kenedix, Inc. ................          207        228,764
Kitz Corp. ...................       54,000        320,631
Kiyo Holdings, Inc. ..........      432,000        685,749
Komori Corp. .................       34,936        726,554
Kurabo Industries, Ltd. ......      240,000        540,112
Kyowa Exeo Corp. .............       48,000        370,362
Makino Milling Machine Co.,
  Ltd. .......................       48,000        342,874
Marudai Food Co., Ltd. .......      226,656        555,624
Maruha Nichiro Holdings, Inc.
  (a).........................      612,485        953,787
Marusan Securities Co.,
  Ltd. .......................       60,198        333,845
Meiji Dairies Corp. ..........      245,451      1,479,586
Miraca Holdings, Inc. ........       32,000        837,494
Mitsui-Soko Co., Ltd. (c).....      140,000        805,948
Nabtesco Corp. ...............       48,000        651,027
Nakanishi, Inc. ..............        4,383        448,274
Nankai Electric Railway Co.,
  Ltd. (c)....................      380,000      1,481,288
NET One Systems Co., Ltd. ....          473        555,995
Neturen Co., Ltd. ............       72,403        701,953
New City Residence Investment
  Corp. ......................          168        523,233
Nihon Dempa Kogyo Co., Ltd. ..        9,600        266,680
Nihon Kohden Corp. ...........       24,200        554,338
Nikkiso Co., Ltd. ............       96,000        578,691
Nippon Accommodations Fund,
  Inc. .......................          106        511,177
Nippon Carbon Co., Ltd. (c)...       86,712        412,064
Nippon Konpo Unyu Soko Co.,
  Ltd. .......................       57,000        782,830
Nippon Light Metal Co.,
  Ltd. .......................      336,000        506,355
Nippon Seiki Co., Ltd. .......       42,000        570,071
Nippon Shinyaku Co., Ltd. ....       96,000        996,313
Nippon Soda Co., Ltd. ........      144,000        464,399
Nippon Suisan Kaisha, Ltd. ...      160,099        599,959
Nippon Thompson Co., Ltd. ....       98,000        602,562
Nishimatsu Construction Co.,
  Ltd. .......................      242,000        520,299
Nishimatsuya Chain Co., Ltd.
  (c).........................       46,293        558,111
Nissha Printing Co., Ltd. ....       18,200        894,138
Nitto Boseki Co., Ltd. .......      203,153        418,409
NOF Corp. ....................      175,000        720,852
NSD Co., Ltd. ................       35,208        513,608
Okasan Holdings, Inc. (a).....       96,682        476,926
Oki Electric Industry Co.,
  Ltd. (a)(c).................      397,000        765,801
Orix JREIT, Inc. .............          147        856,583
Osaka Securities Exchange Co.,
  Ltd. .......................          108        491,526
OSG Corp. (c).................       59,300        687,519
Park 24 Co., Ltd. ............       70,613        694,531
Point, Inc. ..................       12,680        596,196
Premier Investment Co. .......          122        734,194
Rohto Pharmaceutical Co.,
  Ltd. .......................       56,000        702,708
Ryohin Keikaku Co., Ltd. .....       12,103        702,822
Sakai Chemical Industry Co.,
  Ltd. .......................      131,565        465,272
Sanden Corp. .................      157,000        641,975
Sankyu, Inc. .................      105,000        571,759
Sanyo Shokai, Ltd. ...........       90,000        576,882
Sanyo Special Steel Co.,
  Ltd. .......................       68,937        311,666
Sato Corp. ...................       46,600        595,053
Seiren Co., Ltd. .............       92,700        593,258
Shima Seiki Manufacturing,
  Ltd. .......................       14,825        694,072
Shimachu Co., Ltd. ...........       30,800        926,769
Shinko Electric Co., Ltd. ....      206,000        786,457
Shochiku Co., Ltd. ...........      162,000      1,000,954
Shoei Co., Ltd. ..............       41,200        514,095
SMK Corp. ....................       94,343        497,615
Star Micronics Co., Ltd. .....       24,000        331,059
Sumitomo Osaka Cement Co.,
  Ltd. .......................      370,793        860,533
Sysmex Corp. .................       20,557        743,509
Tadano, Ltd. .................       52,526        527,714
Takara Holdings, Inc. ........      141,000        970,362
Takasago International Corp.
  (c).........................      163,694      1,330,471
Takuma Co., Ltd. .............      114,000        309,238
The Bank of Nagoya, Ltd. .....       98,000        598,624
The Bank of Okinawa, Ltd. ....       19,200        700,216


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES         VALUE
--------------------               ------         -----
The Ehime Bank, Ltd. .........      265,000   $  1,022,354
The Eighteenth Bank, Ltd. ....      288,730      1,058,788
The Goodwill Group, Inc. (a)..          621         80,733
The Hokuetsu Bank, Ltd. ......      337,000        785,493
The Michinoku Bank, Ltd. .....      247,000        739,499
The Minato Bank, Ltd. ........      288,000        596,052
The Miyazaki Bank, Ltd. ......      302,000      1,265,223
The Musashino Bank, Ltd. .....       15,800        646,064
The Oita Bank, Ltd. ..........      145,000      1,038,680
The Tochigi Bank, Ltd. .......      106,000        649,621
The Tokushima Bank, Ltd. .....      112,000        657,136
The Tokyo Tomin Bank, Ltd. ...       16,800        350,229
Toagosei Co., Ltd. ...........      221,818        911,474
TOC Co., Ltd. ................       46,000        345,687
Toei Co., Ltd. ...............      143,000        748,511
Toho Pharmaceutical Co.,
  Ltd. .......................       30,319        775,223
Toho Zinc Co., Ltd. ..........       88,000        472,999
Tokai Tokyo Securities Co.,
  Ltd. .......................       98,000        324,911
Tokyo Dome Corp. .............       96,000        400,261
Topy Industries, Ltd. ........      317,381        899,196
Toyo Corp/Chuo-ku.............       52,048        830,383
Toyo Suisan Kaisha, Ltd. .....       58,000        874,064
Toyo Tire & Rubber Co.,
  Ltd. .......................      145,000        466,168
Toyobo Co., Ltd. .............      378,788        791,560
Tsumura & Co. ................       38,100        951,208
Ulvac, Inc. ..................       17,200        689,486
Unitika, Ltd. ................      384,000        378,078
Yodogawa Steel Works, Ltd. ...      141,000        684,212
Zenrin Co., Ltd. (c)..........       21,477        444,493
                                              ------------
TOTAL JAPAN...................                  90,434,635
                                              ------------
NETHERLANDS -- 1.7%
ASM International NV (c)......       26,513        489,430
Crucell NV (a)................       28,607        441,960
Draka Holdings................        9,104        294,574
Exact Holdings NV.............       14,663        499,304
KAS Bank NV...................       35,747      1,535,023
OPG Groep NV..................       30,091        853,961
Ordina NV.....................       32,966        542,213
Orthofix International NV
  (a)(c)......................       11,038        438,981
                                              ------------
TOTAL NETHERLANDS.............                   5,095,446
                                              ------------
NEW ZEALAND -- 0.4%
Fisher & Paykel Appliances
  Holdings, Ltd. .............      277,755        513,172
Nuplex Industries, Ltd. ......      161,691        781,797
                                              ------------
TOTAL NEW ZEALAND.............                   1,294,969
                                              ------------
NORWAY -- 2.3%
Aker Yards AS (a)(c)..........       39,724        526,865
Awilco Offshore ASA (a).......       74,667        775,799
DET Norske Oljeselskap ASA
  (a)(c)......................      294,766        527,264
Ekornes ASA...................       47,727        868,746
Farstad Shipping ASA..........        8,578        234,632
Norwegian Property ASA........       55,069        476,812
Ocean RIG ASA (a)(c)..........       83,864        643,616
Sevan Marine ASA (a)(c).......       57,719        738,276
Songa Offshore ASA (a)........       46,866        627,124
Tomra Systems ASA.............       69,172        524,056
Veidekke ASA..................       58,419        577,666
Wavefield Inseis ASA (a)......       54,865        413,505
                                              ------------
TOTAL NORWAY..................                   6,934,361
                                              ------------
PORTUGAL -- 0.2%
Altri SGPS SA.................       69,558        493,226
                                              ------------
SINGAPORE -- 2.3%
Bukit Sembawang Estates,
  Ltd. .......................       96,080        623,964
Genting International PLC
  (a).........................      186,400         81,152
Goodpack, Ltd. ...............       20,000         23,074
Haw Par Corp., Ltd. ..........      251,352      1,252,975
Hong Leong Finance, Ltd. .....      565,656      1,572,008
Mapletree Logistics Trust.....    1,641,965      1,185,470
Parkway Holdings, Ltd. .......      325,711        756,286
Unisteel Technology, Ltd. ....      512,000        486,681
Verigy, Ltd. (a)(c)...........       23,676        446,056
WBL Corp., Ltd. ..............       47,000        182,455
Wing Tai Holdings, Ltd. ......      240,000        381,381
                                              ------------
TOTAL SINGAPORE...............                   6,991,502
                                              ------------
SOUTH KOREA -- 4.9%
Asiana Airlines...............       58,761        398,128
Cheil Communications, Inc. ...        2,593        624,457
Daewoo Motor Sales............       12,510        359,378
Daum Communications Corp.
  (a).........................        5,695        426,112
Dong-A Pharmaceutical Co.,
  Ltd. .......................        4,218        449,335
Eugene Investment & Securities
  Co., Ltd. (a)...............      184,620        294,542
Hana Tour Service, Inc. ......        5,722        290,043
Hanjin Heavy Industries &
  Construction Holdings Co.,
  Ltd. (a)....................            4            141
Hanmi Pharm Co., Ltd. ........        3,776        594,796
Hansol Paper Co. (a)..........       26,000        288,787
Hanwha Securities Co. (a).....       29,010        314,896
Hotel Shilla Co., Ltd. .......       25,100        688,105
Humax Co., Ltd. ..............       23,223        307,186
Hyundai Marine & Fire
  Insurance Co., Ltd. (a).....       30,120        635,642
Hyundai Securities Co., Ltd.
  (a).........................        3,817         59,547
Jeonbuk Bank..................       59,249        442,715
KIWOOM Securities Co., Ltd.
  (a).........................        5,960        337,614
Korea Express Co., Ltd. (a)...        4,500        502,095
Korea Line Corp. .............        2,341        439,669
Korean Reinsurance Co. (a)....       42,115        429,506
LG International Corp. .......       25,150        502,822
LG Life Sciences, Ltd. (a)....        8,135        428,785
LIG Insurance Co., Ltd. (a)...       19,950        392,816
LS Industrial Systems Co.,
  Ltd. .......................        7,164        441,262
MegaStudy Co., Ltd. ..........        1,954        651,103
Meritz Fire & Marine Insurance
  Co., Ltd. ..................       56,460        513,661
Meritz Securities Co., Ltd.
  (a).........................       39,280        320,475
NCSoft Corp. .................        6,114        284,602
Orion Corp. ..................        2,119        362,670
Poongsan Corp. ...............       21,970        382,675
Samsung Fine Chemicals Co.,
  Ltd. .......................        9,966        542,402
Seoul Semiconductor Co.,
  Ltd. .......................       13,523        279,240
SFA Engineering Corp. ........        7,592        502,121
SK Chemicals Co., Ltd. .......        6,972        435,068


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES         VALUE
--------------------               ------         -----
Ssangyong Motor Co. (a).......       76,300   $    418,346
Yuhan Corp. ..................        3,101        582,406
                                              ------------
TOTAL SOUTH KOREA.............                  14,923,148
                                              ------------
SPAIN -- 2.3%
Amper SA......................       39,488        737,083
Avanzit SA (a)(c).............       41,698        177,074
Baron de Ley (a)..............        1,216         92,102
Campofrio Alimentacion SA
  (a).........................       66,322      1,033,040
Construcciones y Auxiliar de
  Ferrocarriles SA............        2,239        992,854
Ercros SA (a).................      800,143        342,324
General de Alquiler de
  Maquinaria (a)(c)...........       21,466        604,088
La Seda de Barcelona SA (Class
  B)..........................       25,408         47,104
Parquesol Inmobiliaria y
  Proyectos SA................       24,228        660,316
Tubacex SA....................       89,381        992,817
Tubos Reunidos SA (c).........       98,204        715,802
Vertice Trescientos Sesenta
  Grados (a)(c)...............        1,019          2,551
Vidrala SA....................       24,124        781,333
                                              ------------
TOTAL SPAIN...................                   7,178,488
                                              ------------
SWEDEN -- 1.9%
D Carnegie & Co. AB (c).......       34,617        583,766
Elekta AB (Class B) (c).......       40,536        700,670
Haldex AB.....................       49,647        876,993
Hemtex AB (c).................       29,279        332,045
Intrum Justitia AB............       39,432        703,199
Kungsleden AB (c).............       56,997        708,864
New Wave Group AB (Class B)
  (c).........................       69,180        506,313
Q-Med AB (c)..................       44,692        295,437
TradeDoubler AB...............       22,218        458,039
Wihlborgs Fastigheter AB (c)..       35,082        803,107
                                              ------------
TOTAL SWEDEN..................                   5,968,433
                                              ------------
SWITZERLAND -- 1.9%
Basilea Pharmaceutica (a)(c)..        3,501        513,265
Belimo Holding AG.............        1,029      1,123,624
Daetwyler Holding AG..........       11,600        907,780
Kudelski SA (c)...............       25,742        379,474
Kuoni Reisen Holding (Class
  B)..........................        1,432        798,492
Mobimo Holding AG (a).........        2,361        464,060
Precious Woods Holding AG
  (a).........................          900        103,645
Temenos Group AG (a)..........       19,800        520,499
Valora Holding AG.............        3,981      1,042,494
                                              ------------
TOTAL SWITZERLAND.............                   5,853,333
                                              ------------
UNITED KINGDOM -- 11.5%
Atkins WS PLC.................          405          8,460
Aveva Group PLC...............       36,203        819,549
Bodycote International........      129,833        482,540
Bovis Homes Group PLC.........       55,093        663,553
Britvic PLC...................       82,883        525,076
Carillion PLC.................       80,385        631,471
Chemring Group PLC............       15,512        757,187
Chloride Group................      189,421        719,065
Connaught PLC.................      127,807        967,802
Cookson Group PLC.............           74            977
Dairy Crest Group PLC.........       62,914        586,445
Dana Petroleum PLC (a)........       32,825        821,367
Detica Group PLC..............       91,403        453,250
Dimension Data Holdings PLC...      522,413        503,573
Elementis PLC.................      321,639        425,106
Enodis PLC....................      129,054        357,169
Fenner PLC....................      127,103        593,650
FKI PLC.......................      337,397        467,727
Foseco PLC....................      151,409        886,225
Galiform PLC (a)..............      192,679        303,487
Galliford Try PLC.............      162,726        211,030
Game Group PLC................      160,442        676,819
GCAP Media PLC................      156,584        610,751
Helphire PLC..................      109,658        394,481
HMV Group PLC (c).............      294,293        758,917
Hunting PLC...................       53,280        878,920
Interserve PLC................       54,749        525,298
ITE Group PLC.................      183,575        531,776
Keller Group PLC..............       35,841        480,829
Kier Group PLC................       20,985        575,566
Laird Group PLC...............       73,138        734,076
Luminar Group Holdings PLC....       28,395        169,869
Mitie Group...................      170,239        818,807
Morgan Crucible Co. ..........       91,779        398,111
Morgan Sindall PLC............       19,702        387,661
N Brown Group PLC.............       90,528        438,116
Northern Foods PLC............      269,607        494,316
PayPoint PLC..................       38,133        429,725
Premier Farnell PLC...........      136,321        482,947
Premier Oil PLC (a)...........       40,199      1,108,949
Randgold Resources, Ltd. .....       34,276      1,610,440
Rank Group PLC................      311,176        545,793
Raymarine PLC.................      108,793        503,266
Redrow PLC....................       97,237        626,157
Restaurant Group PLC..........      120,219        367,960
Rightmove PLC (c).............       25,386        246,849
RPS Group PLC.................      109,523        702,008
Senior PLC....................      237,850        472,727
Shaftesbury PLC (c)...........       76,630        879,544
Shanks Group PLC..............      127,676        659,765
SSL International PLC.........       71,445        643,956
Taylor Nelson Sofres PLC......      153,042        481,350
TDG PLC.......................      155,187        720,193
Tullett Prebon PLC............       91,467        865,777
UK Coal PLC (a)...............       64,689        559,276
Unite Group PLC...............       87,978        573,528
UTV Media PLC.................       97,649        459,963
Victrex PLC...................       55,822        833,206
Wetherspoon (J.D.) PLC........       54,188        294,017
WH Smith PLC..................       60,749        447,940
Wincanton PLC.................       84,748        581,948
                                              ------------
TOTAL UNITED KINGDOM..........                  35,156,306
                                              ------------
TOTAL COMMON STOCKS --
  (Cost $328,263,208).........                 298,363,042
                                              ------------
PREFERRED STOCK -- 0.1%
GERMANY -- 0.1%
Draegerwerk AG & Co. KGaA
  (Cost $457,334).............        5,827        344,397
                                              ------------


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES         VALUE
--------------------               ------         -----
SHORT TERM INVESTMENTS -- 3.9%
UNITED STATES -- 3.9%
MONEY MARKET FUNDS -- 3.9%
State Street Navigator
  Securities Lending Prime
  Portfolio (d)(e)............   11,624,028   $ 11,624,028
STIC Prime Portfolio..........      165,022        165,022
                                              ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $11,789,050)..........                  11,789,050
                                              ------------
TOTAL INVESTMENTS -- 101.7%
  (Cost $340,509,592).........                 310,496,489
OTHER ASSETS AND
  LIABILITIES -- (1.7)%.......                  (5,259,188)
                                              ------------
NET ASSETS -- 100.0%..........                $305,237,301
                                              ============




(a) Non-income producing security.
(b) Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities which represent 0.23% of net assets as of March 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) Security, or portion thereof, was on loan at March 31, 2008.
(d) Affiliated Fund managed by SSgA Funds Management, Inc.
(e) Investments of cash collateral for securities loaned.
(f) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------      -----
COMMON STOCKS -- 99.1%
AUSTRALIA -- 8.7%
Allco Finance Group, Ltd. ......    68,682   $    29,781
AMP, Ltd. ......................       930         6,664
Australia & New Zealand Banking
  Group, Ltd. ..................       319         6,567
Boral, Ltd. ....................    50,691       289,672
Lend Lease Corp., Ltd. .........       549         6,640
National Australia Bank, Ltd. ..       232         6,385
Perpetual, Ltd. ................       139         6,833
Sims Group, Ltd. ...............       319         8,649
St George Bank, Ltd. ...........       269         6,313
Suncorp-Metway, Ltd. ...........     6,085        71,489
TABCORP Holdings, Ltd. .........    22,832       294,917
Wesfarmers, Ltd. ...............     7,857       286,805
West Australian Newspapers
  Holdings, Ltd. ...............    24,295       243,511
Westpac Banking Corp. ..........       321         6,959
                                             -----------
TOTAL AUSTRALIA.................               1,271,185
                                             -----------
AUSTRIA -- 0.1%
Immofinanz Immobilien Anlagen
  AG............................       793         8,620
                                             -----------
BELGIUM -- 3.3%
Belgacom SA.....................     5,294       235,300
Compagnie Maritime Belge SA.....     3,565       240,757
Fortis..........................       297         7,511
                                             -----------
TOTAL BELGIUM...................                 483,568
                                             -----------
CANADA -- 17.4%
ARC Energy Trust................     5,413       139,170
Bank of Montreal................       135         6,046
Bell Aliant Regional
  Communications Income Fund....     3,006        87,861
Biovail Corp. ..................    30,919       332,981
Bonavista Energy Trust..........     5,459       158,814
Canadian Imperial Bank of
  Commerce......................       107         6,893
CI Financial Income Fund........     1,649        35,019
Enerplus Resources Fund.........    10,894       474,068
Fording Canadian Coal Trust.....       198        10,370
Manitoba Telecom Services,
  Inc. .........................     6,426       245,253
National Bank of Canada.........       154         7,180
Penn West Energy Trust..........    15,659       439,530
Peyto Energy Trust..............     4,472        84,903
Precision Drilling Trust........     6,787       158,091
Russel Metals, Inc. ............    13,266       339,262
Vermilion Energy Trust..........       216         7,663
                                             -----------
TOTAL CANADA....................               2,533,104
                                             -----------
CHINA -- 3.6%
CLP Holdings, Ltd. .............    31,500       259,234
VTech Holdings, Ltd. ...........    54,000       261,922
                                             -----------
TOTAL CHINA.....................                 521,156
                                             -----------
CZECH REPUBLIC -- 2.5%
Telefonica O2 Czech Republic
  AS............................    11,241       361,615
                                             -----------
DENMARK -- 2.6%
Trygvesta AS (a)................     4,327       381,558
                                             -----------
FINLAND -- 6.8%
OKO Bank plc....................       414         7,826
Outokumpu Oyj...................     8,672       395,884
Rautaruukki Oyj (a).............     6,301       305,219
SanomaWSOY Oyj..................       279         7,763
Uponor Oyj......................    11,959   $   282,350
                                             -----------
TOTAL FINLAND...................                 999,042
                                             -----------
FRANCE -- 1.8%
Credit Agricole SA..............       228         7,081
Fonciere des Regions............        66         9,752
M6-Metropole Television.........    10,654       238,033
Natixis.........................       405         6,539
Societe Generale................        54         5,307
Societe Generale NV (a).........         6           580
                                             -----------
TOTAL FRANCE....................                 267,292
                                             -----------
GERMANY -- 0.1%
Hannover Rueckversicherung AG...       168         8,790
                                             -----------
INDONESIA -- 2.1%
PT International Nickel
  Indonesia Tbk.................   395,500       300,760
                                             -----------
IRELAND -- 0.2%
Bank of Ireland.................       529         7,896
Bank of Ireland, ADR............       130         7,850
Irish Life & Permanent PLC......       503         9,867
                                             -----------
TOTAL IRELAND...................                  25,613
                                             -----------
ISRAEL -- 0.1%
Delek Group, Ltd. ..............        36         5,402
Mizrahi Tefahot Bank, Ltd. .....       929         7,255
                                             -----------
TOTAL ISRAEL....................                  12,657
                                             -----------
ITALY -- 7.7%
Alleanza Assicurazioni SpA......       576         7,553
Arnoldo Mondadori Editore SpA...    37,422       317,239
Banco Popolare Societa
  Cooperativa (a)...............       357         5,934
Eni SpA (a).....................     6,807       232,978
Intesa Sanpaolo (a).............    43,463       287,185
Mediaset SpA (a)................    28,386       263,577
Milano Assicurazioni SpA........     1,001         6,745
                                             -----------
TOTAL ITALY.....................               1,121,211
                                             -----------
NETHERLANDS -- 0.2%
Eurocommercial Properties NV....       162         9,085
ING Groep NV....................       196         7,367
VastNed Retail NV...............        85         9,072
                                             -----------
TOTAL NETHERLANDS...............                  25,524
                                             -----------
PORTUGAL -- 0.0% (B)
Portugal Telecom, SGPS, SA......       539         6,286
                                             -----------
SINGAPORE -- 3.3%
Frontline, Ltd. ................    10,608       486,380
                                             -----------
SOUTH AFRICA -- 1.8%
Anglo Platinum, Ltd. ...........     1,718       251,574
Massmart Holdings, Ltd. ........       721         5,927
Pretoria Portland Cement Co.,
  Ltd. .........................     1,229         6,057
Reunert, Ltd. ..................       773         5,374
                                             -----------
TOTAL SOUTH AFRICA..............                 268,932
                                             -----------
SOUTH KOREA -- 0.0% (B)
Kookmin Bank, ADR...............       115         6,446
                                             -----------
SPAIN -- 1.9%
Gestevision Telecinco SA........    13,435       274,408
                                             -----------


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------      -----
SWEDEN -- 8.3%
Axfood AB.......................       190   $     6,777
D Carnegie & Co. AB (a).........    20,716       349,345
Eniro AB........................    38,336       279,280
Fabege AB (a)...................       830         8,888
Kungsleden AB...................    45,570       566,748
                                             -----------
TOTAL SWEDEN....................               1,211,038
                                             -----------
TAIWAN -- 0.1%
Chunghwa Telecom Co., Ltd.,
  ADR...........................       351         9,133
                                             -----------
THAILAND -- 0.2%
Siam Cement PCL.................     4,100        27,867
                                             -----------
TURKEY -- 1.5%
Arcelik AS......................     1,036         4,110
Tupras Turkiye Petrol
  Rafinerileri AS...............     9,839       217,253
                                             -----------
TOTAL TURKEY....................                 221,363
                                             -----------
UNITED KINGDOM -- 24.8%
Alliance & Leicester PLC........    23,527       242,450
Aviva PLC.......................       600         7,364
Barclays PLC ADR................     7,931       287,102
Barratt Developments PLC........    48,150       395,711
Bellway PLC.....................    18,061       320,553
Bradford & Bingley PLC..........    63,448       235,497
Cattles PLC.....................     1,532         7,049
GKN PLC.........................     1,532         9,264
HBOS PLC........................       587         6,533
HSBC Holdings PLC...............       486         8,017
IMI PLC.........................    39,701       358,824
Lloyds TSB Group PLC, ADR.......     9,791       351,497
Persimmon PLC...................    19,470       296,029
Rexam PLC.......................     7,504        63,609
Royal Bank of Scotland Group
  PLC...........................    38,475       257,892
Tate & Lyle PLC.................    26,639       285,903
United Utilities PLC............    20,059       275,283
Wolseley PLC....................    19,163       201,858
                                             -----------
TOTAL UNITED KINGDOM............               3,610,435
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $14,226,593)............              14,443,983
                                             -----------
SHORT TERM INVESTMENTS -- 1.1%
UNITED STATES -- 1.1%
MONEY MARKET FUNDS -- 1.1%
STIC Prime Portfolio
  (Cost $162,461)...............   162,461       162,461
                                             -----------
TOTAL INVESTMENTS -- 100.2%
  (Cost $14,389,054)............              14,606,444
OTHER ASSETS AND
  LIABILITIES -- (0.2)%.........                 (24,416)
                                             -----------
NET ASSETS -- 100.0%............             $14,582,028
                                             ===========




(a) Non-income producing security.
(b) Amount shown represents less than 0.05% of net assets.
ADR = American Depositary Receipt


See accompanying notes to financial statements.

SPDR DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES         VALUE
--------------------               ------         -----
COMMON STOCKS -- 99.6%
AUSTRALIA -- 18.5%
Abacus Property Group.........    1,746,282   $  2,112,174
Babcock & Brown Japan Property
  Trust.......................    1,492,383      1,471,308
Bunnings Warehouse Property
  Trust.......................      669,831      1,192,338
Centro Properties Group.......    2,473,420        677,359
Centro Retail Group...........    4,670,087      1,449,450
CFS Retail Property Trust.....    3,575,379      7,082,414
CFS Retail Property
  Trust -- New................        2,219          4,498
Commonwealth Property Office
  Fund........................    4,686,909      5,690,333
DB RREEF Trust................    8,417,906     12,948,024
Goodman Group.................    4,263,622     16,774,727
GPT Group.....................    6,027,952     17,883,506
ING Industrial Fund...........    3,206,725      6,235,063
ING Office Fund...............    3,551,458      4,295,582
ING Real Estate Community
  Living Group................    1,089,530        666,367
Macquarie CountryWide Trust...    3,904,197      4,169,818
Macquarie DDR Trust...........    2,397,350        930,079
Macquarie Leisure Trust
  Group.......................      630,648      1,444,975
Macquarie Office Trust........    5,885,303      4,888,884
Tishman Speyer Office Fund....      909,762      1,141,905
Valad Property Group..........    4,382,448      3,880,503
Westfield Group...............    5,169,055     83,990,597
                                              ------------
TOTAL AUSTRALIA...............                 178,929,904
                                              ------------
AUSTRIA -- 4.1%
CA Immobilien Anlagen AG (a)..      222,140      4,758,931
IMMOEAST AG (a)...............    1,101,205     10,643,978
IMMOFINANZ Immobilien Anlagen
  AG..........................    1,317,122     14,317,133
Meinl European Land, Ltd.
  (a).........................      862,941      9,858,761
                                              ------------
TOTAL AUSTRIA.................                  39,578,803
                                              ------------
BELGIUM -- 0.9%
Befimmo S.C.A. ...............       31,403      3,831,491
Cofinimmo.....................       24,300      5,272,815
                                              ------------
TOTAL BELGIUM.................                   9,104,306
                                              ------------
CANADA -- 7.1%
Boardwalk REIT................       71,973      2,665,537
Brookfield Asset Management,
  Inc. (Class A)..............    1,663,987     44,857,346
Calloway REIT.................      110,089      2,166,266
Canadian Apartment Properties
  REIT........................       91,476      1,414,867
Canadian REIT.................       84,971      2,227,689
Chartwell Seniors Housing
  REIT........................      129,996      1,171,934
Extendicare REIT..............       83,822        955,818
First Capital Realty, Inc. ...       86,685      1,853,583
H&R REIT......................      190,815      3,633,863
Primaris Retail REIT..........       88,715      1,438,738
RioCan REIT...................      294,848      5,948,398
                                              ------------
TOTAL CANADA..................                  68,334,039
                                              ------------
CHINA -- 10.7%
Champion REIT.................    2,991,000      1,529,540
Chinese Estates Holdings,
  Ltd. .......................    3,429,507      5,314,230
GZI REIT......................    1,949,000        758,780
Hang Lung Group, Ltd. ........    2,171,000     10,251,290
Hang Lung Properties, Ltd. ...    5,254,449     18,599,879
Henderson Investment, Ltd. ...    2,746,000        335,186
Henderson Land Development
  Co., Ltd. ..................    2,599,754     18,472,204
Hong Kong Land Holdings,
  Ltd. .......................    3,510,000     14,496,300
Hysan Development Co., Ltd. ..    1,717,104      4,809,661
Kerry Properties, Ltd. .......    1,753,626     10,567,473
Prosperity REIT...............    3,420,000        725,056
The Link REIT.................    4,722,845     10,473,837
Wheelock & Co., Ltd. .........    2,689,000      7,531,971
                                              ------------
TOTAL CHINA...................                 103,865,407
                                              ------------
FRANCE -- 9.8%
Fonciere des Regions..........       64,181      9,483,339
Gecina SA.....................       56,903      8,520,654
Klepierre.....................      198,819     12,245,552
Societe Immobiliere de
  Location pour l'Industrie et
  le Commerce.................       29,801      4,536,538
Unibail-Rodamco...............      234,766     60,639,470
                                              ------------
TOTAL FRANCE..................                  95,425,553
                                              ------------
GERMANY -- 0.8%
IVG Immobilien AG.............      262,168      7,361,212
                                              ------------
ITALY -- 0.4%
Beni Stabili SpA (b)..........    1,478,545      1,861,377
Pirelli & C. Real Estate SpA..       54,944      2,061,617
                                              ------------
TOTAL ITALY...................                   3,922,994
                                              ------------
JAPAN -- 17.8%
Aeon Mall Co., Ltd. ..........      225,480      6,263,648
Creed Office Investment
  Corp. ......................          388      1,286,382
DA Office Investment Corp. ...          588      2,599,287
Daibiru Corp. ................      164,500      1,553,524
Frontier Real Estate
  Investment Corp. ...........          293      2,496,248
Fukuoka REIT Corp. ...........          238      1,451,409
Global One Real Estate
  Investment Corp. ...........          278      3,128,146
Hankyu REIT, Inc. ............          217      1,299,362
Heiwa Real Estate Co., Ltd. ..      417,000      1,985,814
Japan Excellent, Inc. ........          437      2,673,763
Japan Hotel and Resort,
  Inc. .......................          264        851,399
Japan Prime Realty Investment
  Corp. ......................        1,695      5,602,602
Japan Real Estate Investment
  Corp. ......................        1,177     13,716,984
Japan Retail Fund Investment
  Corp. ......................        1,115      7,046,114
Kenedix Realty Investment
  Corp. ......................          580      3,513,739
Mitsui Fudosan Co., Ltd. .....    2,525,000     50,203,195
Mori Hills REIT Investment
  Corp. ......................          264      1,681,579
Mori Trust Sogo REIT, Inc. ...          321      2,757,372
New City Residence Investment
  Corp. ......................          471      1,466,921
Nippon Building Fund, Inc. ...        1,464     18,532,577
Nippon Commercial Investment
  Corp. ......................          738      2,854,574
Nippon Residential Investment
  Corp. ......................          712      2,489,335
Nomura Real Estate Office
  Fund, Inc. .................          731      5,934,074
NTT Urban Development Corp. ..        3,164      4,545,657
Orix JREIT, Inc. .............          657      3,828,402
Premier Investment Co. .......          372      2,238,690
Shoei Co., Ltd. ..............      113,290      1,413,635
Suruga Corp. (b)..............       93,400        268,372
TOC Co., Ltd. ................      295,500      2,220,666
Tokyu Land Corp. .............    1,313,000      8,244,587
Tokyu REIT, Inc. .............          485      3,654,493
Top REIT, Inc. ...............          456      1,969,960
United Urban Investment
  Corp. ......................          459      2,859,095
Zephyr Co., Ltd. (b)..........          624        309,069
                                              ------------
TOTAL JAPAN...................                 172,940,674
                                              ------------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES         VALUE
--------------------               ------         -----
NETHERLANDS -- 2.8%
Corio NV......................      193,128   $ 16,984,164
Eurocommercial Properties NV..       89,715      5,030,968
Vastned Retail NV.............       48,528      5,179,650
                                              ------------
TOTAL NETHERLANDS.............                  27,194,782
                                              ------------
NEW ZEALAND -- 0.7%
AMP NZ Office Trust...........    1,526,842      1,368,460
Goodman Property Trust........    1,862,687      1,947,711
ING Property Trust............    1,477,499      1,103,529
Kiwi Income Property Trust....    2,049,955      1,950,126
                                              ------------
TOTAL NEW ZEALAND.............                   6,369,826
                                              ------------
SINGAPORE -- 6.1%
Allco Commercial REIT.........    1,665,000        990,676
Ascendas REIT.................    2,491,000      4,301,839
Cambridge Industrial Trust....    1,740,074        776,509
CapitaCommercial Trust........    2,280,000      3,672,750
CapitaLand, Ltd. .............    4,787,000     22,056,706
CapitaMall Trust..............    3,038,000      7,605,195
Guocoland, Ltd. ..............      527,000      1,525,763
Macquarie MEAG Prime REIT.....    1,953,000      1,743,054
Mapletree Logistics Trust.....    2,163,000      1,561,648
Singapore Land, Ltd. .........      374,000      1,845,372
Suntec REIT...................    3,983,000      4,190,654
United Industrial Corp.,
  Ltd. .......................    1,951,000      3,907,238
UOL Group, Ltd. ..............    1,659,000      4,646,621
                                              ------------
TOTAL SINGAPORE...............                  58,824,025
                                              ------------
SOUTH AFRICA -- 0.6%
Capital Property Fund.........      695,193        449,119
Fountainhead Property Trust...    2,859,621      2,128,925
SA Corporate Real Estate
  Fund........................    5,860,212      2,199,427
Sycom Property Fund...........      575,132      1,273,903
                                              ------------
TOTAL SOUTH AFRICA............                   6,051,374
                                              ------------
SPAIN -- 0.7%
Martinsa-Fadesa SA (a)(b).....       31,804      1,005,381
Metrovacesa SA (b)............       40,587      5,363,632
                                              ------------
TOTAL SPAIN...................                   6,369,013
                                              ------------
SWEDEN -- 1.5%
Castellum AB (b)..............      459,440      5,617,147
Fabege AB (a)(b)..............      382,360      4,094,446
Kungsleden AB (b).............      390,788      4,860,178
                                              ------------
TOTAL SWEDEN..................                  14,571,771
                                              ------------
SWITZERLAND -- 1.3%
PSP Swiss Property AG (a).....      122,333      8,293,239
Swiss Prime Site AG (a).......       66,501      4,572,133
                                              ------------
TOTAL SWITZERLAND.............                  12,865,372
                                              ------------
THAILAND -- 0.1%
Amata Corp. PCL...............    1,500,700        805,521
                                              ------------
UNITED KINGDOM -- 15.7%
Big Yellow Group PLC..........      243,746      2,106,124
British Land Co. PLC..........    1,498,936     27,333,548
Brixton PLC...................      707,354      4,639,355
Capital & Regional PLC........      188,517      2,060,725
Derwent London PLC............      270,469      8,160,112
Grainger PLC (b)..............      343,717      2,811,109
Great Portland Estates PLC....      524,994      5,524,935
Hammerson PLC.................      832,041     18,421,999
Land Securities Group PLC.....    1,351,756     40,540,993
Liberty International PLC
  (b).........................      855,188     16,580,427
Minerva PLC (a)...............      480,226        916,271
Quintain Estates & Development
  PLC.........................      379,794      3,402,441
Segro PLC.....................    1,254,977     12,670,867
Shaftesbury PLC (b)...........      393,030      4,511,121
Workspace Group PLC...........      500,446      2,730,275
                                              ------------
TOTAL UNITED KINGDOM..........                 152,410,302
                                              ------------
TOTAL COMMON STOCKS --
  (Cost $1,162,110,589).......                 964,924,878
                                              ------------
SHORT TERM INVESTMENTS -- 2.4%
UNITED STATES -- 2.4%
MONEY MARKET FUNDS -- 2.4%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)............   17,100,815     17,100,815
STIC Prime Portfolio..........    6,264,443      6,264,443
                                              ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $23,365,258)..........                  23,365,258
                                              ------------
TOTAL INVESTMENTS -- 102.0%
  (Cost $1,185,475,847).......                 988,290,136
OTHER ASSETS AND
  LIABILITIES -- (2.0)%.......                 (19,234,876)
                                              ------------
NET ASSETS -- 100.0%..........                $969,055,260
                                              ============




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at March 31, 2008.
(c) Affiliated Fund managed by SSgA Funds Management, Inc.
(d) Investments of cash collateral for securities loaned.




See accompanying notes to financial statements.

SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES       VALUE
--------------------                ------       -----
COMMON STOCKS -- 98.7%
AUSTRALIA -- 1.3%
AGL Energy, Ltd. ..............      21,333   $   214,991
Asciano Group..................      32,347       118,112
Macquarie Infrastructure
  Group........................     123,363       313,061
Transurban Group...............      54,954       326,071
                                              -----------
TOTAL AUSTRALIA................                   972,235
                                              -----------
BRAZIL -- 0.6%
Centrais Eletricas Brasileiras
  SA ADR.......................       6,182        94,188
Centrais Eletricas Brasileiras
  SA ADR Preference Shares
  (a)..........................       4,200        60,892
Companhia Energetica de Minas
  Gerais ADR (a)...............      13,434       242,350
                                              -----------
TOTAL BRAZIL...................                   397,430
                                              -----------
CANADA -- 3.1%
Enbridge, Inc. ................      17,874       737,397
Fortis, Inc. ..................       7,515       213,940
TransAlta Corp. ...............       9,913       308,486
TransCanada Corp. .............      26,050     1,004,120
                                              -----------
TOTAL CANADA...................                 2,263,943
                                              -----------
CHINA -- 3.0%
China Merchants Holdings
  International Co., Ltd. .....      58,285       276,715
CLP Holdings, Ltd. ............      88,500       728,322
Hong Kong & China Gas Co. .....     221,200       665,062
HongKong Electric Holdings.....      78,500       495,741
                                              -----------
TOTAL CHINA....................                 2,165,840
                                              -----------
FINLAND -- 1.2%
Fortum Oyj (b).................      21,720       888,288
                                              -----------
FRANCE -- 10.3%
Electricite de France..........      12,544     1,095,399
Gaz de France SA...............       9,592       581,210
Suez SA........................      63,195     4,162,638
Veolia Environnement...........      22,851     1,598,970
                                              -----------
TOTAL FRANCE...................                 7,438,217
                                              -----------
GERMANY -- 11.5%
E.ON AG........................      32,130     5,969,893
RWE AG.........................      19,135     2,360,744
                                              -----------
TOTAL GERMANY..................                 8,330,637
                                              -----------
ITALY -- 5.4%
AEM SpA........................      71,504       263,710
Atlantia SpA...................      13,934       422,815
Enel SpA.......................     224,793     2,393,635
Hera SpA.......................      50,288       203,592
Snam Rete Gas SpA..............      48,346       308,533
Terna- Rete Elettrica Nazionale
  SpA..........................      74,189       317,696
                                              -----------
TOTAL ITALY....................                 3,909,981
                                              -----------
JAPAN -- 8.0%
Chubu Electric Power Co.,
  Inc. ........................      28,600       715,467
Electric Power Development Co.,
  Ltd. ........................       8,100       292,149
Hokkaido Electric Power Co.,
  Inc. ........................       7,800       181,414
Hokuriku Electric Power Co. ...       7,800       184,156
Kyushu Electric Power Co.,
  Inc. ........................      17,300       423,223
Osaka Gas Co., Ltd. ...........      81,000       323,886
Shikoku Electric Power Co.,
  Inc. ........................       9,200       274,054
The Chugoku Electric Power Co.,
  Inc. ........................      13,700       305,561
The Kansai Electric Power Co.,
  Inc. ........................      35,200       877,038
The Tokyo Electric Power Co.,
  Inc. ........................      49,500     1,325,338
Tohoku Electric Power Co.,
  Inc. ........................      18,400       450,133
Tokyo Gas Co., Ltd. ...........     100,000       404,883
                                              -----------
TOTAL JAPAN....................                 5,757,302
                                              -----------
PORTUGAL -- 1.5%
Brisa-Auto Estradas de Portugal
  SA...........................      19,967       286,330
Energias de Portugal SA........     133,989       815,279
                                              -----------
TOTAL PORTUGAL.................                 1,101,609
                                              -----------
SOUTH KOREA -- 0.5%
Korea Electric Power Corp.
  ADR..........................      24,823       373,338
                                              -----------
SPAIN -- 8.1%
Abertis Infraestructuras SA....      14,514       474,682
Cintra Concesiones de
  Infraestructuras de
  Transporte SA................      10,435       154,931
Enagas.........................       8,858       265,700
Gas Natural SDG SA (b).........      10,930       678,564
Iberdrola SA...................     243,151     3,783,498
Union Fenosa SA................       7,425       500,848
                                              -----------
TOTAL SPAIN....................                 5,858,223
                                              -----------
UNITED KINGDOM -- 8.7%
British Energy Group PLC.......      49,859       646,593
Centrica PLC...................     179,407     1,063,473
International Power PLC........      73,477       581,221
National Grid PLC..............     125,006     1,718,027
Pennon Group PLC...............      17,069       219,662
Scottish & Southern Energy
  PLC..........................      41,854     1,167,914
Severn Trent PLC...............      11,366       320,551
United Utilities PLC (b).......      42,581       584,368
                                              -----------
TOTAL UNITED KINGDOM...........                 6,301,809
                                              -----------
UNITED STATES -- 35.5%
Allegheny Energy, Inc. (a).....       8,010       404,505
Alliant Energy Corp. ..........       5,407       189,299
Ameren Corp. ..................      10,057       442,910
American Electric Power Co.,
  Inc. ........................      19,437       809,162
American Tower Corp. (Class A)
  (b)..........................      20,084       787,494
CenterPoint Energy, Inc. (a)...      15,758       224,867
Consolidated Edison, Inc. .....      13,250       526,025
Constellation Energy Group,
  Inc. (a).....................       8,765       773,687
Crown Castle International
  Corp. (a)(b).................      10,425       359,558
Dominion Resources, Inc. (a)...      28,056     1,145,807
DTE Energy Co. (a).............       8,298       322,709
Duke Energy Corp. (a)..........      61,107     1,090,760
Edison International (a).......      15,915       780,153
El Paso Corp. (a)..............      34,120       567,757
Energen Corp. (a)..............       3,497       217,863
Energy East Corp. (a)..........       7,759       187,147
Entergy Corp. (a)..............       9,502     1,036,478
Equitable Resources, Inc. .....       5,933       349,454
Exelon Corp. (a)...............      32,150     2,612,830
FirstEnergy Corp. .............      14,878     1,020,928
FPL Group, Inc. ...............      19,727     1,237,672
Integrys Energy Group, Inc.
  (a)..........................       3,735       174,200
Mirant Corp. (a)(b)............      12,471       453,820
NiSource, Inc. ................      13,395       230,930
Northeast Utilities............       7,507       184,222


See accompanying notes to financial statements.

SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


SECURITY DESCRIPTION                SHARES       VALUE
--------------------                ------       -----
NRG Energy, Inc. (b)...........      11,700   $   456,183
ONEOK, Inc. (a)................       5,107       227,925
Pepco Holdings, Inc. ..........       9,288       229,599
PG&E Corp. (a).................      17,147       631,353
Pinnacle West Capital Corp.
  (a)..........................       4,906       172,102
PPL Corp. (a)..................      18,188       835,193
Progress Energy, Inc. (a)......      12,571       524,211
Public Service Enterprise
  Group, Inc. .................      24,854       998,882
Reliant Energy, Inc. (a)(b)....      16,573       391,951
SCANA Corp. (a)................       5,642       206,384
Sempra Energy..................      12,706       676,976
Spectra Energy Corp. (a).......      30,630       696,833
The AES Corp. (a)(b)...........      32,294       538,341
The Southern Co. (a)...........      36,998     1,317,499
The Williams Cos., Inc. .......      29,062       958,466
Wisconsin Energy Corp. (a).....       5,742       252,591
Xcel Energy, Inc. .............      20,607       411,110
                                              -----------
TOTAL UNITED STATES............                25,655,836
                                              -----------
TOTAL COMMON STOCKS --
  (Cost $72,844,520)...........                71,414,688
                                              -----------
SHORT TERM INVESTMENTS -- 9.8%
UNITED STATES -- 9.8%
MONEY MARKET FUNDS -- 9.8%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d).............   6,708,909     6,708,909
STIC Prime Portfolio...........     343,016       343,016
                                              -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $7,051,925)............                 7,051,925
                                              -----------
TOTAL INVESTMENTS -- 108.5%
  (Cost $79,896,445)...........                78,466,613
OTHER ASSETS AND
  LIABILITIES -- (8.5)%........                (6,141,627)
                                              -----------
NET ASSETS -- 100.0%...........               $72,324,986
                                              ===========




(a) Security, or portion thereof, was on loan at March 31, 2008.
(b) Non-income producing security
(c) Affiliated Fund managed by SSgA Funds management, Inc.
(d) Investments of cash collateral for securities loaned.
ADR = American Depositary Receipt


See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES         VALUE
--------------------               ------         -----
COMMON STOCKS -- 98.8%
ARGENTINA -- 0.1%
Tenaris SA ADR (b)............        4,578   $    228,213
                                              ------------
AUSTRALIA -- 4.8%
Alumina, Ltd. ................       36,918        192,093
Amcor, Ltd. ..................       29,779        194,364
AMP, Ltd. ....................       30,626        219,462
Australia & New Zealand
  Banking
  Group, Ltd. ................       22,347        460,008
Babcock & Brown, Ltd. ........        7,246         97,366
BHP Billiton, Ltd. ...........       49,151      1,606,705
BlueScope Steel, Ltd. ........       19,173        172,745
Boral, Ltd. ..................       25,720        146,974
Brambles, Ltd. ...............       25,987        236,748
CFS Retail Property Trust.....      152,885        302,848
CFS Retail Property Trust -
  New.........................        3,881          7,865
Coca-Cola Amatil, Ltd. .......       32,857        254,945
Commonwealth Bank of
  Australia...................       16,528        630,812
CSL, Ltd. ....................       10,250        345,356
Foster's Group, Ltd. .........       39,476        184,503
Insurance Australia Group,
  Ltd. .......................       36,446        121,767
Lend Lease Corp., Ltd. .......       11,571        139,954
Macquarie Group, Ltd. ........        4,351        209,791
Macquarie Infrastructure
  Group.......................       65,147        165,325
Macquarie Office Trust........      388,235        322,504
National Australia Bank,
  Ltd. .......................       20,600        566,962
Newcrest Mining, Ltd. ........        7,347        223,803
Origin Energy, Ltd. ..........       29,410        245,918
Perpetual, Ltd. ..............        2,945        144,767
Qantas Airways, Ltd. .........       32,322        115,955
QBE Insurance Group, Ltd. ....       11,916        241,580
Rio Tinto, Ltd. ..............        4,722        528,034
Santos, Ltd. .................       22,346        295,779
Sonic Healthcare, Ltd. .......       13,010        163,297
Suncorp-Metway, Ltd. .........       13,866        162,903
Toll Holdings, Ltd. ..........       16,664        152,422
Transurban Group..............       28,266        167,717
Wesfarmers, Ltd. .............       10,293        375,761
Wesfarmers, Ltd. PPS..........        1,910         70,195
Westfield Group...............       19,863        322,749
Westfield Group -- New (a)....          666         10,451
Westpac Banking Corp. ........       23,759        515,100
Woodside Petroleum, Ltd. .....        9,090        452,231
Woolworths, Ltd. .............       17,519        463,774
Zinifex, Ltd. ................        8,628         78,603
                                              ------------
TOTAL AUSTRALIA...............                  11,310,136
                                              ------------
AUSTRIA -- 0.4%
Boehler-Uddeholm AG...........          196         21,740
Erste Bank der
  Oesterreichischen Sparkassen
  AG..........................        3,042        197,869
OMV AG........................        3,605        239,117
Raiffeisen International Bank
  Holding AG..................        1,423        194,703
Telekom Austria AG............        7,369        152,846
Wienerberger AG...............        2,760        147,339
                                              ------------
TOTAL AUSTRIA.................                     953,614
                                              ------------
BELGIUM -- 0.6%
Delhaize Group................        1,629        128,649
Dexia (b).....................       10,036        287,041
InBev NV......................        4,092        361,417
KBC Groep NV..................        2,760        359,228
Solvay SA (b).................        1,443        184,795
UCB SA........................        2,349         81,905
                                              ------------
TOTAL BELGIUM.................                   1,403,035
                                              ------------
BRAZIL -- 2.5%
Banco Bradesco SA ADR
  Preference Shares...........       18,567        515,420
Banco Itau Holding Financeira
  SA ADR Preference Shares....       17,808        405,310
Companhia de Bebidas das
  Americas Preference Shares
  ADR.........................        3,888        293,738
Companhia Energetica de Minas
  Gerais ADR (b)..............        9,030        162,901
Companhia Siderurgica Nacional
  SA ADR (b)..................       10,815        389,232
Companhia Vale do Rio Doce ADR
  Preference Shares (b).......       52,096      1,518,598
Gerdau SA ADR.................       12,141        371,150
Petroleo Brasileiro SA ADR....       19,871      1,682,875
Tele Norte Leste Participacoes
  SA ADR......................        3,349         88,883
Unibanco -- Uniao de Bancos
  Brasileiros SA GDR..........        3,671        428,186
                                              ------------
TOTAL BRAZIL..................                   5,856,293
                                              ------------
CANADA -- 6.8%
Agrium, Inc. .................        4,324        268,699
Bank of Montreal..............        7,588        339,816
Bank of Nova Scotia...........       13,321        604,349
Barrick Gold Corp. ...........       14,233        622,559
Brookfield Asset Management,
  Inc. (Class A)..............        9,027        243,348
Brookfield Properties Corp. ..        7,148        137,937
Cameco Corp. .................        6,023        198,644
Canadian Imperial Bank of
  Commerce....................        5,082        327,392
Canadian National Railway
  Co. ........................        8,304        402,797
Canadian Natural Resources,
  Ltd. .......................        8,304        568,707
Canadian Pacific Railway,
  Ltd. .......................        3,605        231,889
Canadian Tire Corp., Ltd. ....        2,662        171,880
Enbridge, Inc. ...............        7,369        304,010
EnCana Corp. .................       12,349        941,174
Enerplus Resources Fund.......        4,707        204,832
Gildan Activewear, Inc. (a)...        5,081        191,741
Goldcorp, Inc. ...............       11,415        443,784
Husky Energy, Inc. ...........        6,088        238,465
IGM Financial, Inc. ..........        5,113        225,190
Imperial Oil, Ltd. ...........        6,804        356,762
Loblaw Cos., Ltd. ............        4,831        143,181
Magna International, Inc.
  (Class A)...................        2,537        184,554
Manulife Financial Corp. .....       21,470        822,140
MDS, Inc. (a).................        8,367        163,091
National Bank of Canada.......        4,614        215,130
Nexen, Inc. ..................        5,915        175,597
Nortel Networks, Corp. (a)....           36            246
Onex, Corp. ..................        8,180        238,771
Penn West Energy Trust........        6,463        181,409
Petro-Canada..................        8,398        366,024


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES         VALUE
--------------------               ------         -----
Potash Corp of Saskatchewan...        5,177   $    804,767
Research In Motion, Ltd. (a)..        7,617        857,353
Rogers Communications, Inc.
  (Class B)...................        7,276        261,810
Royal Bank of Canada..........       17,492        817,447
Shaw Communications, Inc. ....        7,780        142,399
Shoppers Drug Mart Corp. .....        4,957        250,930
SNC-Lavalin Group, Inc. ......        6,683        289,713
Sun Life Financial, Inc. .....        8,623        403,311
Suncor Energy, Inc. ..........        6,959        672,874
Talisman Energy, Inc. ........       19,064        338,342
Teck Cominco, Ltd. (Class B)..        7,019        287,929
TELUS Corp. ..................        3,260        142,022
TELUS Corp. (Non-Voting)......          345         14,542
Thomson Corp. ................        5,860        197,151
TransAlta Corp. ..............        9,309        289,690
TransCanada Corp. ............        8,809        339,551
TSX Group, Inc. ..............        3,733        141,272
                                              ------------
TOTAL CANADA..................                  15,765,221
                                              ------------
CHILE -- 0.2%
Empresa Nacional de
  Electricidad SA ADR (b).....        5,082        248,510
Enersis SA ADR (b)............        9,465        167,341
                                              ------------
TOTAL CHILE...................                     415,851
                                              ------------
CHINA -- 4.0%
Bank of China, Ltd. ..........      431,000        183,855
Bank of Communications Co.,
  Ltd. .......................      148,000        172,857
Bank of East Asia, Ltd. ......       43,703        218,716
Cheung Kong Holdings, Ltd. ...       31,000        440,134
China COSCO Holdings Co.,
  Ltd. .......................       41,000         99,460
China Life Insurance Co.,
  Ltd. .......................      124,000        426,193
China Merchants Holdings
  International Co., Ltd. ....       62,313        295,838
China Mobile, Ltd. ...........       67,000        996,884
China Petroleum & Chemical
  Corp. ......................      310,000        265,276
China Resources Enterprise....       62,000        199,156
China Telecom Corp., Ltd. ....      310,000        194,376
Citic Pacific, Ltd. ..........       62,000        262,886
CNOOC, Ltd. ..................      248,000        366,447
COSCO Pacific, Ltd. ..........       74,000        144,333
Esprit Holdings, Ltd. ........       15,500        186,012
Guangzhou R&F Properties Co.,
  Ltd. .......................      102,000        270,633
Hang Lung Properties, Ltd. ...       62,000        219,470
Henderson Land Development
  Co., Ltd. ..................       29,000        206,056
Hong Kong & China Gas Co. ....      136,200        409,500
Hong Kong Exchanges and
  Clearing, Ltd. .............       20,500        351,902
Huaneng Power International,
  Inc. .......................      124,000         94,161
Hutchison Whampoa, Ltd. ......       31,000        293,356
Industrial & Commercial Bank
  of China....................      629,000        438,037
Li & Fung, Ltd. ..............       62,000        229,826
New World Development Co.,
  Ltd. .......................      188,131        455,893
PCCW, Ltd. ...................      186,000        117,104
PetroChina Co., Ltd. .........      310,000        387,159
Ping An Insurance Group Co. of
  China, Ltd. ................       31,000        219,669
Shangri-La Asia, Ltd. ........       62,000        167,291
Sun Hung Kai Properties,
  Ltd. .......................       31,000        483,550
Swire Pacific, Ltd. ..........       31,000        349,718
The Link REIT.................       79,090        175,398
Zijin Mining Group Co., Ltd.
  (a).........................       82,000         78,388
                                              ------------
TOTAL CHINA...................                   9,399,534
                                              ------------
DENMARK -- 0.8%
A P Moller -- Maersk A/S......           31        347,134
Danisco A/S...................        2,287        167,653
Danske Bank A/S...............        5,860        216,968
DSV A/S.......................        7,820        171,562
Novo-Nordisk A/S (Class B)....        8,088        555,097
Vestas Wind Systems A/S (a)...        3,388        371,465
                                              ------------
TOTAL DENMARK.................                   1,829,879
                                              ------------
FINLAND -- 1.6%
Elisa Oyj (b).................        5,175        129,725
Fortum Oyj....................        7,718        315,645
Kesko Oyj (Class B) (b).......        3,135        162,688
Kone Oyj (Class B)............        5,705        234,946
Metso Oyj.....................        3,326        180,241
Neste Oil Oyj (b).............        4,957        173,901
Nokia Oyj.....................       47,866      1,519,955
Outokumpu Oyj.................        3,259        148,776
Sampo Oyj (Class A)...........        8,242        223,977
Stora Enso Oyj (b)............       12,349        143,039
UPM-Kymmene Oyj (b)...........        6,027        107,439
Wartsila Oyj (Class B) (b)....        2,287        154,920
YIT Oyj.......................        5,703        162,389
                                              ------------
TOTAL FINLAND.................                   3,657,641
                                              ------------
FRANCE -- 7.5%
Accor SA......................        3,543        259,706
Air France-KLM................        3,326         94,021
Air Liquide SA (b)............        3,514        537,712
Alcatel-Lucent................       34,136        195,807
Alstom........................        1,660        361,200
AXA...........................       15,853        577,506
BNP Paribas SA................       11,291      1,143,066
Bouygues SA...................        3,543        225,910
Cap Gemini SA (b).............        2,442        139,572
Carrefour SA..................        8,778        679,742
Cie de Saint-Gobain...........        4,645        380,156
Cie Generale des
  Etablissements Michelin.....        2,506        262,555
Credit Agricole SA............        8,182        254,110
Essilor International SA......        5,142        337,236
France Telecom SA.............       24,793        836,786
Groupe Danone (b).............        6,833        613,254
Hermes International (b)......        1,505        188,634
L'Oreal SA....................        4,202        535,592
Lafarge SA....................        2,225        388,383
Lagardere SCA.................        2,823        211,850
LVMH Moet Hennessy Louis
  Vuitton SA..................        3,419        381,939
Neopost SA....................        1,289        145,200
Pernod -- Ricard SA...........        2,837        292,918
PPR...........................        1,072        159,417
PSA Peugeot Citroen...........        3,042        236,720
Publicis Groupe...............        3,702        141,957
Renault SA....................        2,854        317,014
Sanofi-Aventis................       14,295      1,076,382
Schneider Electric SA.........        3,823        496,492
Societe Generale (b)..........        4,773        469,061


See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES         VALUE
--------------------               ------         -----
Societe Generale NV (a).......        1,343   $    129,705
Sodexho Alliance SA...........        2,194        135,375
Suez SA.......................       14,571        959,788
Technip SA....................        2,287        178,765
Total SA......................       29,501      2,198,923
Unibail-Rodamco...............        1,010        260,880
Valeo SA......................        3,104        123,551
Vallourec SA..................          688        167,635
Veolia Environnement..........        4,545        318,031
Vinci SA......................        6,771        491,280
Vivendi Universal SA..........       16,924        663,719
                                              ------------
TOTAL FRANCE..................                  17,567,550
                                              ------------
GERMANY -- 6.8%
Adidas AG.....................        4,862        324,419
Allianz SE....................        6,148      1,222,403
BASF AG.......................        6,680        902,989
Bayer AG......................       10,626        854,668
Commerzbank AG................        9,655        302,917
Continental AG (b)............        2,318        237,238
Daimler AG....................       13,321      1,142,987
Deutsche Bank AG..............        7,400        840,731
Deutsche Boerse AG............        3,484        563,264
Deutsche Lufthansa AG (b).....        5,795        157,296
Deutsche Post AG..............       11,882        364,314
Deutsche Telekom AG...........       41,412        692,284
E.ON AG.......................        8,716      1,619,471
Fresenius Medical Care AG &
  Co. KGaA....................        3,579        180,625
Hypo Real Estate Holding AG
  (b).........................        8,414        219,451
Infineon Technologies AG (a)..       12,917         91,081
Linde AG......................        2,039        289,133
MAN AG........................        2,256        300,779
Merck KGaA (b)................        1,240        153,395
Metro AG......................        2,854        231,452
Muenchener Rueckversicherungs-
  Gesellschaft AG.............        3,042        597,126
RWE AG........................        6,832        842,885
Salzgitter AG.................          946        165,173
SAP AG........................       13,010        648,960
Siemens AG....................       11,852      1,289,253
ThyssenKrupp AG...............        5,672        325,709
TUI AG (a)....................        5,829        150,091
Volkswagen AG (b).............        3,605      1,049,007
                                              ------------
TOTAL GERMANY.................                  15,759,101
                                              ------------
GREECE -- 0.4%
Hellenic Telecommunications
  Organization SA ADR.........       18,463        260,144
National Bank of Greece SA ADR
  (b).........................       63,031        665,607
                                              ------------
TOTAL GREECE..................                     925,751
                                              ------------
HUNGARY -- 0.2%
MOL Hungarian Oil and Gas
  NyRt........................        1,941        254,206
Richter Gedeon NyRt (b).......          881        182,549
                                              ------------
TOTAL HUNGARY.................                     436,755
                                              ------------
INDIA -- 1.5%
Dr Reddy's Laboratories, Ltd.
  ADR.........................       12,290        177,959
HDFC Bank, Ltd. ADR (b).......        2,194        215,539
ICICI Bank, Ltd. ADR..........       14,719        562,119
Infosys Technologies, Ltd. ADR
  (b).........................       10,982        392,826
Reliance Industries, Ltd. GDR
  (a)(c)......................        5,592        643,080
Satyam Computer Services, Ltd.
  ADR (b).....................       28,603        646,142
Tata Motors, Ltd. ADR (b).....       57,754        902,117
                                              ------------
TOTAL INDIA...................                   3,539,782
                                              ------------
INDONESIA -- 0.3%
Astra International Tbk PT....      133,000        350,380
Bank Rakyat Indonesia PT......      267,000        182,738
Telekomunikasi Indonesia Tbk
  PT..........................      170,500        178,742
                                              ------------
TOTAL INDONESIA...............                     711,860
                                              ------------
IRELAND -- 0.5%
Allied Irish Banks PLC........       11,882        254,173
Bank of Ireland...............       15,102        225,419
CRH PLC.......................        8,398        320,434
DCC PLC.......................        4,449        105,393
Elan Corp PLC (a).............        4,600         95,849
Irish Life & Permanent PLC....        8,149        159,387
                                              ------------
TOTAL IRELAND.................                   1,160,655
                                              ------------
ISRAEL -- 0.4%
Bank Hapoalim BM..............       44,667        172,008
Bank Leumi Le-Israel BM.......       40,000        171,025
Teva Pharmaceutical
  Industries, Ltd. ADR (b)....       12,481        576,497
                                              ------------
TOTAL ISRAEL..................                     919,530
                                              ------------
ITALY -- 2.8%
Assicurazioni Generali SpA....       14,109        636,711
Atlantia SpA..................        9,156        277,831
Banca Monte dei Paschi di
  Siena SpA (b)...............       25,262        112,281
Banca Popolare di Milano
  Scarl.......................       11,786        129,888
Enel SpA......................       58,837        626,507
Eni SpA.......................       34,830      1,192,101
Fiat SpA......................       10,036        232,972
Finmeccanica SpA..............        6,959        237,519
Intesa Sanpaolo SpA...........      115,536        817,419
Lottomatica SpA (b)...........        4,202        131,235
Mediaset SpA (a)..............       17,776        165,058
Mediobanca SpA................        9,558        196,735
Pirelli & C. SpA (a)..........      112,498         98,845
Saipem SpA....................        5,913        240,233
Seat Pagine Gialle SpA (b)....            2             --
Telecom Italia SpA............      206,759        434,097
UniCredito Italiano SpA.......      121,993        819,609
Unione di Banche Italiane
  Scpa........................       10,284        264,476
                                              ------------
TOTAL ITALY...................                   6,613,517
                                              ------------
JAPAN -- 14.7%
Aeon Co., Ltd. (b)............        9,300        111,000
Aisin Seiki Co., Ltd. ........        3,100        115,859
Asahi Breweries, Ltd. ........        9,300        192,008
Asahi Glass Co., Ltd. ........       31,000        342,282
Asahi Kasei Corp. ............       31,000        161,953
Astellas Pharma, Inc. ........        9,300        360,657
Bridgestone Corp. ............        9,300        158,558
Canon, Inc. ..................       13,200        608,711
Central Japan Railway Co. ....           31        320,792
Chubu Electric Power Co.,
  Inc. .......................        9,300        232,652
Credit Saison Co., Ltd. ......        6,500        181,544


See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES         VALUE
--------------------               ------         -----
Daiichi Sankyo Co., Ltd. .....       12,400   $    366,886
Daikin Industries, Ltd. ......        8,000        344,803
Daiwa Securities Group,
  Inc. .......................       31,000        269,091
Denso Corp. ..................        6,200        200,573
East Japan Railway Co. .......           52        433,094
Eisai Co., Ltd. ..............        3,100        105,892
Electric Power Development
  Co., Ltd. ..................        3,100        111,810
Elpida Memory, Inc. (a).......        3,100        103,401
Fanuc, Ltd. ..................        3,100        295,253
FUJIFILM Holdings Corp. ......        9,300        329,824
Fujitsu, Ltd. ................       31,000        203,064
Hankyu Hanshin Holdings,
  Inc. .......................       31,000        134,234
Hitachi, Ltd. ................       62,000        368,132
Hokuhoku Financial Group,
  Inc. .......................       31,000         93,434
Honda Motor Co., Ltd. ........       21,700        620,249
Hoya Corp. ...................        6,200        145,758
Ibiden Co., Ltd. .............        3,100        122,088
Inpex Holdings, Inc. .........           31        345,708
Itochu Corp. .................       31,000        306,465
Japan Real Estate Investment
  Corp. ......................           36        419,551
Japan Retail Fund Investment
  Corp. ......................           31        195,901
Japan Tobacco, Inc. ..........           72        360,958
JFE Holdings, Inc. ...........        9,300        412,980
JS Group Corp. ...............        6,200         93,248
JSR Corp. (b).................        6,200        140,463
Kajima Corp. .................       31,000         87,828
Kamigumi Co., Ltd. ...........       31,000        245,421
Kawasaki Kisen Kaisha, Ltd. ..       31,000        301,793
KDDI Corp. ...................           39        238,620
Keihin Electric Express
  Railway Co., Ltd. ..........       32,000        217,974
Kintetsu Corp. ...............       76,000        271,824
Kobe Steel, Ltd. .............       62,000        176,903
Komatsu, Ltd. ................       15,500        430,577
Konica Minolta Holdings,
  Inc. .......................       15,500        210,850
Kubota Corp. (b)..............       31,000        192,786
Kyocera Corp. ................        3,100        260,682
Makita Corp. .................        3,100         97,483
Marubeni Corp. ...............       39,000        284,463
Marui Co., Ltd. ..............       12,400        132,179
Matsushita Electric Industrial
  Co., Ltd. ..................       31,000        672,728
Millea Holdings, Inc. ........        9,300        343,839
Mitsubishi Chemical Holdings
  Corp. ......................       31,000        205,244
Mitsubishi Corp. .............       20,600        622,957
Mitsubishi Electric Corp. ....       31,000        268,468
Mitsubishi Estate Co., Ltd. ..       31,000        753,705
Mitsubishi Heavy Industries,
  Ltd. .......................       62,000        265,354
Mitsubishi Rayon Co., Ltd. ...       31,000         99,352
Mitsubishi UFJ Financial
  Group, Inc. (a).............      125,300      1,082,614
Mitsui & Co., Ltd. ...........       33,000        669,714
Mitsui Chemicals, Inc. .......       31,000        205,556
Mitsui Mining & Smelting Co.,
  Ltd. .......................       31,000         97,172
Mitsui OSK Lines, Ltd. .......       31,000        375,295
Mitsui Sumitomo Insurance Co.,
  Ltd. (f)....................       34,000        343,980
Mizuho Financial Group,
  Inc. .......................          131        480,384
Murata Manufacturing Co.,
  Ltd. .......................        3,100        154,167
NEC Corp. ....................       31,000        118,350
Nidec Corp. ..................        3,100        190,918
Nippon Mining Holdings,
  Inc. .......................       15,500         82,222
Nippon Oil Corp. .............       31,000        193,721
Nippon Steel Corp. ...........       95,000        481,991
Nippon Telegraph & Telephone
  Corp. ......................           62        267,845
Nippon Yusen KK...............       31,000        291,516
Nissan Motor Co., Ltd. (b)....       31,000        256,633
Nitto Denko Corp. ............        3,100        131,120
Nomura Holdings, Inc. ........       24,800        371,246
NTT Data Corp. ...............           31        135,791
NTT DoCoMo, Inc. .............          248        376,229
Obayashi Corp. ...............       31,000        130,185
Omron Corp. ..................        6,200        127,382
ORIX Corp. ...................        1,240        169,428
Osaka Gas Co., Ltd. ..........       62,000        247,913
Resona Holdings, Inc. ........           72        120,078
Rohm Co., Ltd. ...............        3,100        192,164
Secom Co., Ltd. ..............        3,100        150,741
Seven & I Holdings Co.,
  Ltd. .......................       12,400        311,448
Sharp Corp. ..................       31,000        527,593
Shin-Etsu Chemical Co.,
  Ltd. .......................        6,200        320,792
Softbank Corp. (b)............       13,700        248,716
Sompo Japan Insurance, Inc. ..       31,000        274,074
Sony Corp. ...................       15,500        618,225
Sumitomo Chemical Co., Ltd. ..       31,000        198,704
Sumitomo Corp. ...............       15,500        204,466
Sumitomo Electric Industries,
  Ltd. .......................       12,400        157,219
Sumitomo Metal Industries,
  Ltd. .......................       62,000        235,455
Sumitomo Mitsui Financial
  Group, Inc. ................           93        612,930
T&D Holdings, Inc. ...........        3,100        162,576
Takeda Pharmaceutical Co.,
  Ltd. .......................       12,400        621,651
TDK Corp. ....................        3,100        183,443
Teijin, Ltd. .................       31,000        130,808
Terumo Corp. .................        4,700        245,542
The 77 Bank, Ltd. ............       34,000        190,606
The Bank of Yokohama, Ltd. ...       31,000        210,850
The Chiba Bank, Ltd. .........       31,000        210,850
The Furukawa Electric Co.,
  Ltd. .......................       31,000        100,286
The Joyo Bank, Ltd. ..........       33,000        167,097
The Kansai Electric Power Co.,
  Inc. .......................        9,300        231,718
The Shizuoka Bank, Ltd. ......       31,000        366,575
The Sumitomo Trust & Banking
  Co., Ltd. ..................       31,000        213,653
The Tokyo Electric Power Co.,
  Inc. .......................       15,500        415,005
Tokyo Electron, Ltd. .........        3,100        188,738
Tokyo Gas Co., Ltd. ..........       31,000        125,514
Tokyu Corp. ..................       31,000        158,216
Toppan Printing Co., Ltd. ....       31,000        360,034
Toray Industries, Inc. .......       31,000        201,507
Toshiba Corp. (b).............       31,000        207,425
Toyota Motor Corp. ...........       38,800      1,937,369
Toyota Tsusho Corp. ..........        4,100         87,120
West Japan Railway Co. .......           47        206,822
Yahoo! Japan Corp. ...........          402        209,209
Yamada Denki Co., Ltd. .......        1,860        160,707
Yamaha Corp. .................        6,200        118,724
Yamaha Motor Co., Ltd. .......        6,200        114,239
                                              ------------
TOTAL JAPAN...................                  34,370,167
                                              ------------
LUXEMBOURG -- 0.4%
ArcelorMittal.................       10,027        824,443
                                              ------------
MEXICO -- 1.0%
America Movil SAB de CV.......      283,742        901,773
Cemex SAB de CV...............      126,714        332,626


See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES         VALUE
--------------------               ------         -----
Fomento Economico Mexicano SAB
  de CV.......................       29,509   $    122,777
Grupo Financiero Banorte SAB
  de CV.......................       41,412        178,979
Grupo Modelo SAB de CV........       37,526        163,943
Grupo Televisa SA de CV.......       58,142        280,719
Telefonos de Mexico SA de CV..      220,679        415,844
                                              ------------
TOTAL MEXICO..................                   2,396,661
                                              ------------
NETHERLANDS -- 4.3%
Aegon NV......................       15,924        235,166
Akzo Nobel NV.................        4,800        386,529
ASML Holding NV (a)...........        7,661        189,129
Euronext NV (a)...............            2            296
European Aeronautic Defence
  and Space Co. NV............        5,392        128,244
Fortis........................       21,971        555,634
Fortis VVPR Strip (a).........        5,332             84
Heineken NV...................        4,013        233,940
ING Groep NV..................       24,568        923,401
James Hardie Industries NV
  ADR.........................       17,079         97,441
Koninklijke (Royal) Philips
  Electronics NV (b)..........       18,084        694,311
Koninklijke Ahold NV (a)......       20,562        306,266
Koninklijke DSM NV (b)........        3,754        181,724
Reed Elsevier NV..............       15,170        290,375
Royal Dutch Shell PLC (Class
  A)..........................       52,506      1,812,657
Royal Dutch Shell PLC (Class
  B)..........................       38,302      1,291,083
Royal KPN NV..................       30,749        521,340
SBM Offshore NV...............        4,350        140,820
TNT NV........................        7,588        282,914
Unilever NV...................       24,321        819,700
Unilever PLC..................       18,450        623,012
Wereldhave NV (b).............        1,723        213,336
Wolters Kluwer NV.............        6,473        172,006
                                              ------------
TOTAL NETHERLANDS.............                  10,099,408
                                              ------------
NORWAY -- 0.8%
DnB NOR ASA...................       13,667        207,893
Norsk Hydro ASA...............       12,191        178,004
Orkla ASA.....................       21,785        276,505
StatoilHydro ASA..............       14,707        441,637
Storebrand ASA................       13,657        107,767
Telenor ASA (a)...............       12,222        234,495
Yara International ASA........        6,211        359,943
                                              ------------
TOTAL NORWAY..................                   1,806,244
                                              ------------
POLAND -- 0.1%
Telekomunikacja Polska SA
  GDR.........................       31,233        287,344
                                              ------------
PORTUGAL -- 0.3%
Banco Comercial Portugues SA
  (b).........................      101,533        331,421
Portugal Telecom, SGPS SA
  (b).........................       23,665        275,988
                                              ------------
TOTAL PORTUGAL................                     607,409
                                              ------------
RUSSIA -- 1.9%
Gazprom OAO ADR...............       35,505      1,810,755
LUKOIL ADR....................        8,398        720,548
Mobile Telesystems OJSC ADR...        4,202        318,722
Tatneft GDR...................        3,666        476,580
Unified Energy System ADR.....        4,292        445,939
Vimpel-Communications ADR.....       21,472        641,798
                                              ------------
TOTAL RUSSIA..................                   4,414,342
                                              ------------
SINGAPORE -- 0.9%
CapitaLand, Ltd. .............       55,000        253,419
DBS Group Holdings, Ltd. .....       31,000        404,890
Fraser and Neave, Ltd. .......       62,000        218,191
Singapore Exchange, Ltd. .....       62,000        337,409
Singapore Press Holdings,
  Ltd. .......................       93,000        310,416
Singapore Telecommunications,
  Ltd. .......................       93,000        263,854
United Overseas Bank, Ltd. ...       31,000        430,534
                                              ------------
TOTAL SINGAPORE...............                   2,218,713
                                              ------------
SOUTH AFRICA -- 1.3%
Anglo Platinum, Ltd. .........        1,165        170,596
AngloGold Ashanti, Ltd. ......        3,638        121,771
Barloworld, Ltd. .............        7,681        101,900
Discovery Holdings, Ltd. .....            1              3
FirstRand, Ltd. ..............       61,744        121,566
Gold Fields, Ltd. ............       14,947        211,519
Harmony Gold Mining Co., Ltd.
  (a).........................       26,952        322,535
Impala Platinum Holdings,
  Ltd. .......................        9,309        358,545
Kumba Iron Ore, Ltd. .........        4,480        170,622
MTN Group, Ltd. ..............       22,440        339,644
Naspers, Ltd. ................        6,494        112,675
Sanlam, Ltd. .................       60,714        142,698
Sasol, Ltd. ..................        9,655        461,656
Standard Bank Group, Ltd. ....       18,863        204,727
Telkom SA, Ltd. ..............        7,148        115,402
                                              ------------
TOTAL SOUTH AFRICA............                   2,955,859
                                              ------------
SOUTH KOREA -- 2.8%
Hana Financial Group, Inc. ...        5,140        210,198
Hyundai Development Co. ......        2,242        153,036
Hyundai Heavy Industries......          990        370,369
Hyundai Mobis.................        1,378        107,418
Kia Motors Corp. (a)..........       13,120        151,025
Kookmin Bank..................        7,216        403,662
Korea Electric Power Corp.
  ADR.........................        8,904        133,916
KT Corp. ADR..................        6,401        152,024
KT Freetel Co., Ltd. (a)......        3,970        116,051
KT&G Corp. ...................        2,700        211,562
LG Electronics, Inc. .........        2,700        346,241
NHN Corp. (a).................          945        220,517
POSCO ADR.....................        4,707        560,039
Samsung Corp. ................        4,842        339,309
Samsung Electro-Mechanics Co.,
  Ltd. .......................        3,850        210,315
Samsung Electronics Co., Ltd.
  GDR (c).....................        3,964      1,237,759
Samsung Fire & Marine
  Insurance Co., Ltd. (a).....          990        204,428
Samsung Heavy Industries Co.,
  Ltd. .......................        5,230        166,614
Samsung Securities Co., Ltd.
  (a).........................        5,610        412,388
Shinhan Financial Group Co.,
  Ltd. .......................        6,070        320,554
Shinsegae Co., Ltd. ..........          264        166,341
SK Energy Co., Ltd. ..........        1,048        107,938
SK Holdings Co., Ltd. ........        1,047        150,123
SK Telecom Co., Ltd. ADR......        7,369        159,244
                                              ------------
TOTAL SOUTH KOREA.............                   6,611,071
                                              ------------
SPAIN -- 3.8%
Abertis Infraestructuras SA...        9,520        311,353
Acciona SA (b)................        1,228        330,110
Acerinox SA (b)...............        9,734        270,845


See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES         VALUE
--------------------               ------         -----
ACS Actividades de
  Construccion y Servicios
  (b).........................        5,361   $    306,406
Banco Bilbao Vizcaya
  Argentaria SA (b)...........       47,267      1,044,812
Banco Popular Espanol SA (b)..       17,900        326,180
Banco Santander SA............       78,399      1,567,746
Gamesa Corp. Tecnologica SA...        6,401        293,124
Gas Natural SDG SA (a)........        4,831        299,921
Grupo Ferrovial SA............        1,848        134,670
Iberdrola SA..................       49,698        773,315
Indra Sistemas SA.............        8,088        233,761
Industria de Desino Textil SA
  (b).........................        4,171        232,576
Mapfre SA.....................       31,223        157,329
Repsol YPF SA.................       13,983        484,347
Telefonica SA.................       62,381      1,798,994
Union Fenosa SA...............        3,042        205,196
                                              ------------
TOTAL SPAIN...................                   8,770,685
                                              ------------
SWEDEN -- 1.7%
Assa Abloy AB (Class B) (b)...        8,242        149,761
Atlas Copco AB (Class B)......       19,001        298,796
Hennes & Mauritz AB (Class
  B)..........................        6,832        420,523
Husqvarna AB (Class B)........       10,276        123,902
Nordea Bank AB................       31,347        509,063
Sandvik AB....................       17,017        296,293
Securitas AB (Class B)........       10,315        136,549
Skandinaviska Enskilda Banken
  AB (a)......................        7,932        207,999
Skanska AB (Class B)..........       10,222        205,131
SKF AB (Class B)..............        9,943        200,371
Svenska Handelsbanken AB
  (Class A)...................        8,716        254,280
Tele2 AB (Class B)............       12,739        241,141
Telefonaktiebolaget LM
  Ericsson (Class B)..........      224,060        440,567
TeliaSonera AB (b)............       30,183        242,789
Volvo AB ADR..................       22,731        339,243
                                              ------------
TOTAL SWEDEN..................                   4,066,408
                                              ------------
SWITZERLAND -- 5.6%
ABB, Ltd. ....................       31,036        836,580
Adecco SA.....................        2,475        143,513
Cie Financiere Richemont SA
  (Class A)...................        8,026        451,998
Credit Suisse Group...........       15,660        800,377
Geberit AG....................          942        140,959
Givaudan SA (b)...............          217        215,563
Holcim, Ltd. .................        3,225        340,091
Kuehne & Nagel International
  AG..........................        3,102        311,596
Logitech International SA
  (a).........................        3,982        101,216
Nestle SA.....................        5,548      2,783,676
Nobel Biocare Holding AG (b)..          527        123,085
Novartis AG...................       29,137      1,499,493
PSP Swiss Property AG (a).....        5,144        348,724
Roche Holding AG..............        9,974      1,884,779
SGS SA........................          124        179,032
Swatch Group AG...............          977        262,265
Syngenta AG...................        1,754        516,065
UBS AG (b)....................       27,428        800,336
Xstrata PLC...................        9,059        635,028
Zurich Financial Services AG..        2,072        655,192
                                              ------------
TOTAL SWITZERLAND.............                  13,029,568
                                              ------------
TAIWAN -- 1.8%
AU Optronics Corp. ADR........       55,225        949,318
Taiwan Semiconductor
  Manufacturing Co., Ltd.
  ADR.........................      193,445      1,986,680
United Microelectronics Corp.
  ADR (b).....................      365,769      1,236,299
                                              ------------
TOTAL TAIWAN..................                   4,172,297
                                              ------------
THAILAND -- 0.6%
Bangkok Bank PCL..............      252,800      1,116,062
PTT PCL.......................       24,000        240,876
                                              ------------
TOTAL THAILAND................                   1,356,938
                                              ------------
TURKEY -- 0.2%
Akbank TAS....................       25,628        107,423
Turkiye Garanti Bankasi AS....       41,288        185,425
Turkiye Is Bankasi............       32,789        121,241
                                              ------------
TOTAL TURKEY..................                     414,089
                                              ------------
UNITED KINGDOM -- 14.4%
3i Group PLC..................        7,649        126,180
Anglo American PLC............       19,490      1,172,937
AstraZeneca PLC...............       20,544        769,259
Aviva PLC (b).................       20,783        255,066
BAE Systems PLC...............       48,492        467,673
Barclays PLC..................       90,003        810,330
BG Group PLC..................       49,492      1,147,923
BHP Billiton PLC..............       35,920      1,067,295
BP PLC........................      277,627      2,825,130
British American Tobacco PLC..       22,104        830,748
British Land Co. PLC..........        7,808        142,381
British Sky Broadcasting Group
  PLC.........................       20,378        225,389
BT Group PLC..................      118,924        513,495
Burberry Group PLC............       12,005        107,489
Cable & Wireless PLC..........       41,874        123,921
Cadbury Schweppes PLC.........       33,478        368,285
Capita Group PLC..............       13,257        178,773
Carnival PLC..................        3,512        139,672
Centrica PLC..................       55,544        329,249
Cobham PLC....................       44,013        174,952
Compass Group PLC.............       38,113        244,103
Diageo PLC....................       38,852        784,538
Enterprise Inns PLC...........       13,352        106,480
Experian Group, Ltd. .........       16,955        123,672
FirstGroup PLC................       12,698        142,212
G4S PLC.......................       33,039        149,552
GKN PLC.......................       21,972        132,864
GlaxoSmithKline PLC...........       81,937      1,735,977
Hammerson PLC.................        6,401        141,723
Hays PLC......................       41,381         93,965
HBOS PLC......................       54,992        612,061
Home Retail Group PLC.........       16,673         86,572
HSBC Holdings PLC.............      154,875      2,554,855
ICAP PLC......................       14,140        159,907
IMI PLC.......................       18,369        166,022
Imperial Tobacco Group PLC....       10,501        483,783
Inchcape PLC..................       12,937        103,363
Intercontinental Hotels Group
  PLC.........................        6,312         95,343
International Power PLC.......       25,863        204,583
Intertek Group PLC............        8,088        165,893
ITV PLC.......................       77,048         96,933


See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES         VALUE
--------------------               ------         -----
J Sainsbury PLC...............       27,213   $    185,514
Land Securities Group PLC.....        7,148        214,378
Lloyds TSB Group PLC..........       79,652        713,970
Man Group PLC.................       24,880        274,194
Marks & Spencer Group PLC.....       26,487        203,860
National Grid PLC.............       39,590        544,107
Next PLC......................        5,299        119,957
Old Mutual PLC................       81,435        178,846
Pearson PLC...................       14,233        192,783
Persimmon PLC.................        5,792         88,064
Prudential PLC................       34,777        459,989
Reckitt Benckiser PLC.........        9,318        516,880
Reed Elsevier PLC.............       20,732        264,123
Rentokil Initial PLC..........       54,883        106,080
Resolution PLC................       13,977        190,149
Reuters Group PLC.............       21,972        253,282
Rio Tinto PLC.................       15,082      1,568,615
Rolls-Royce Group PLC (a).....       29,203        233,905
Rolls-Royce Group PLC (Class
  B) (a)......................    2,873,293          5,711
Royal & Sun Alliance Insurance
  Group PLC...................       51,456        131,620
Royal Bank of Scotland Group
  PLC.........................      107,543        720,843
SABMiller PLC.................       13,445        295,010
Scottish & Newcastle PLC......       17,427        273,625
Scottish & Southern Energy
  PLC.........................       13,507        376,906
Severn Trent PLC..............        6,711        189,268
Smith & Nephew PLC............       19,744        261,542
Smiths Group PLC..............        8,002        149,497
Standard Life PLC.............       36,846        180,332
Tate & Lyle PLC...............       11,477        123,177
Taylor Wimpey PLC.............       22,481         83,777
Tesco PLC.....................      114,250        860,602
The Sage Group PLC............       30,121        112,607
Tomkins PLC...................       29,200        103,737
United Utilities PLC..........       17,963        246,518
Vodafone Group................      771,802      2,314,739
Whitbread PLC.................        5,175        120,029
William Hill PLC..............       12,605         94,134
Wolseley PLC..................       10,626        111,932
WPP Group PLC.................       19,868        237,321
Yell Group PLC................       16,738         51,231
                                              ------------
TOTAL UNITED KINGDOM..........                  33,513,402
                                              ------------
TOTAL COMMON STOCKS --
  (Cost $250,735,666).........                 230,368,966
                                              ------------
PREFERRED STOCKS -- 0.1%
GERMANY -- 0.1%
Porsche Automobil Holding SE
  (Cost $303,442).............        1,547        283,811
                                              ------------
SHORT TERM INVESTMENTS -- 5.2%
UNITED STATES -- 5.2%
MONEY MARKET FUNDS -- 5.2%
State Street Navigator
  Securities
  Lending Prime Portfolio
  (d)(e)......................   11,031,206     11,031,206
STIC Prime Portfolio..........    1,080,915      1,080,915
                                              ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $12,112,121)..........                  12,112,121
                                              ------------
TOTAL INVESTMENTS -- 104.1%
  (Cost $263,151,229).........                 242,764,898
OTHER ASSETS AND
  LIABILITIES -- (4.1)%.......                  (9,538,347)
                                              ------------
NET ASSETS -- 100.0%..........                $233,226,551
                                              ============




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at March 31, 2008.
(c) Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities which represent 0.8% of net assets as of March 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d) Affiliated Fund managed by SSgA Funds Management, Inc.
(e) Investments of cash collateral for securities loaned.
(f) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt



See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------      -----
COMMON STOCKS -- 98.8%
JAPAN -- 98.8%
AIR FREIGHT & LOGISTICS -- 0.2%
Yamato Holdings Co., Ltd. ......     5,180   $    75,981
                                             -----------
AIRLINES -- 0.5%
All Nippon Airways Co., Ltd. ...    22,000        97,031
Japan Airlines Corp. (a)........    32,000        83,267
                                             -----------
                                                 180,298
                                             -----------
AUTO COMPONENTS -- 2.2%
Aisin Seiki Co., Ltd. ..........     2,668        99,713
Bosch Corp. ....................     3,727        15,165
Bridgestone Corp. ..............     8,403       143,265
Denso Corp. ....................     4,547       147,097
FCC Co., Ltd. ..................     1,684        20,810
Futaba Industrial Co., Ltd. ....     1,308        29,502
Keihin Corp. ...................     1,156        16,724
NGK Spark Plug Co., Ltd. .......       160         2,083
NHK Spring Co., Ltd. ...........     3,340        23,691
Nissin Kogyo Co., Ltd. (c)......     1,316        23,309
NOK Corp. ......................     2,516        51,566
Showa Corp. ....................     5,212        46,394
Stanley Electric Co., Ltd. .....     1,844        45,018
Sumitomo Rubber Industries,
  Inc. .........................     3,908        29,997
Tokai Rika Co., Ltd. ...........       220         5,758
Toyo Tire & Rubber Co., Ltd. ...     5,851        18,811
Toyoda Gosei Co., Ltd. .........       468        17,632
Toyota Industries Corp. ........     2,472        87,918
                                             -----------
                                                 824,453
                                             -----------
AUTOMOBILES -- 7.1%
Daihatsu Motor Co., Ltd. .......     5,464        65,710
Fuji Heavy Industries, Ltd. ....    12,347        51,728
Honda Motor Co., Ltd. ..........    18,974       542,332
Isuzu Motors, Ltd. .............    20,651       103,322
Mazda Motor Corp. ..............    12,123        42,994
Mitsubishi Motors Corp. (a).....    61,173       100,792
Nissan Motor Co., Ltd. (c)......    28,462       235,623
Suzuki Motor Corp. .............     4,692       118,555
Toyota Motor Corp. .............    27,277     1,362,000
Yamaha Motor Co., Ltd. .........     2,916        53,729
                                             -----------
                                               2,676,785
                                             -----------
BEVERAGES -- 0.8%
Asahi Breweries, Ltd. ..........     3,884        80,189
Ito En, Ltd. ...................     2,156        38,210
Kirin Brewery Co., Ltd. ........     8,207       155,425
Takara Holdings, Inc. ..........     5,479        37,706
                                             -----------
                                                 311,530
                                             -----------
BUILDING PRODUCTS -- 1.0%
Aica Kogyo Co., Ltd. ...........     4,484        38,157
Asahi Glass Co., Ltd. ..........    11,299       124,756
Daikin Industries, Ltd. ........     3,332       143,610
JS Group Corp. .................     4,072        61,243
                                             -----------
                                                 367,766
                                             -----------
CAPITAL MARKETS -- 2.0%
Daiwa Securities Group, Inc. ...    19,482       169,111
JAFCO Co., Ltd. (a)(c)..........       712        23,749
Nomura Holdings, Inc. ..........    25,776       385,857
Okasan Holdings, Inc. (a).......     9,107        44,924
SBI E*trade Securities Co.,
  Ltd. .........................        32        27,874
SBI Holdings, Inc. .............       172        41,438
Shinko Securities Co., Ltd.
  (a)...........................    11,587        33,759
Tokai Tokyo Securities Co.,
  Ltd. .........................     8,967        29,729
                                             -----------
                                                 756,441
                                             -----------
CHEMICALS -- 4.4%
Asahi Kasei Corp. ..............    14,859        77,628
Daicel Chemical Industries,
  Ltd. .........................     5,055        26,002
Dainippon Ink and Chemicals,
  Inc. .........................    13,391        41,706
Hitachi Chemical Co., Ltd. .....     2,176        40,969
JSR Corp. (c)...................     2,960        67,060
Kaneka Corp. ...................     8,224        51,475
Kansai Paint Co., Ltd. .........     8,092        52,681
Kuraray Co., Ltd. ..............     6,971        83,202
Mitsubishi Chemical Holdings
  Corp. ........................    13,123        86,884
Mitsubishi Gas Chemical Co.,
  Inc. .........................     5,268        37,525
Mitsubishi Rayon Co., Ltd. .....    10,291        32,982
Mitsui Chemicals, Inc. .........     8,843        58,636
Nifco, Inc. ....................     2,028        46,760
Nissan Chemical Industries,
  Ltd. .........................     2,416        25,486
Nitto Denko Corp. ..............     1,784        75,457
Sekisui Chemical Co., Ltd. .....     7,079        42,886
Shin-Etsu Chemical Co., Ltd. ...     5,020       259,738
Showa Denko K.K.................    12,723        42,949
Sumitomo Chemical Co., Ltd. ....    17,674       113,287
Taiyo Nippon Sanso Corp. .......     5,180        41,529
Teijin, Ltd. ...................    13,367        56,404
Tokai Carbon Co., Ltd. .........     5,828        59,021
Toray Industries, Inc. .........    16,758       108,931
Tosoh Corp. ....................    10,599        36,524
Ube Industries, Ltd. ...........    17,543        56,929
Zeon Corp. .....................     5,132        22,996
                                             -----------
                                               1,645,647
                                             -----------
COMMERCIAL BANKS -- 10.0%
Fukuoka Financial Group, Inc. ..    19,000        99,071
Hokuhoku Financial Group,
  Inc. .........................    19,658        59,250
Mitsubishi UFJ Financial Group,
  Inc. (a)......................   119,000     1,028,181
Mitsui Trust Holdings, Inc. ....    11,981        72,583
Mizuho Financial Group, Inc. ...       142       520,721
Resona Holdings, Inc. ..........        64       106,736
Shinsei Bank, Ltd. (c)..........     4,726        15,621
Sumitomo Mitsui Financial Group,
  Inc. .........................        95       626,111
Suruga Bank, Ltd. ..............     5,496        69,407
The 77 Bank, Ltd. ..............     6,803        38,138
The Awa Bank, Ltd. .............    10,731        61,776
The Bank of Kyoto, Ltd. ........     6,916        84,213
The Bank of Yokohama, Ltd. .....    15,947       108,466
The Chiba Bank, Ltd. ...........    13,063        88,850
The Chugoku Bank, Ltd. .........     2,504        35,949
The Hachijuni Bank, Ltd. .......     9,719        61,809
The Hiroshima Bank, Ltd. .......     9,811        47,411
The Hyakugo Bank, Ltd. .........     9,147        54,128
The Iyo Bank, Ltd. .............     8,180        87,442
The Joyo Bank, Ltd. ............    10,155        51,420
The Juroku Bank, Ltd. ..........     8,883        51,227
The Musashino Bank, Ltd. .......     1,020        41,708
The Nanto Bank, Ltd. ...........    11,391        53,559


See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------      -----
The Nishi-Nippon City Bank,
  Ltd. .........................    16,799   $    44,219
The Shizuoka Bank, Ltd. ........     6,363        75,242
The Sumitomo Trust & Banking
  Co., Ltd. ....................    20,634       142,211
Yamaguchi Financial Group,
  Inc. .........................     4,076        46,233
                                             -----------
                                               3,771,682
                                             -----------
COMMERCIAL SERVICES & SUPPLIES -- 1.3%
Dai Nippon Printing Co., Ltd. ..     7,739       123,314
Meitec Corp. ...................     1,912        58,012
Nissha Printing Co., Ltd. ......       536        26,333
Park 24 Co., Ltd. ..............     2,400        23,606
Secom Co., Ltd. ................     3,068       149,185
The Goodwill Group, Inc. (a)....        90        11,700
Toppan Printing Co., Ltd. ......     7,299        84,771
                                             -----------
                                                 476,921
                                             -----------
COMMUNICATIONS EQUIPMENT -- 0.0% (B)
Epson Toyocom Corp. ............     3,188        11,114
                                             -----------
COMPUTERS & PERIPHERALS -- 1.6%
Fujitsu, Ltd. ..................    25,498       167,023
NEC Corp. ......................    27,918       106,584
Seiko Epson Corp. ..............     2,576        69,489
Toshiba Corp. (c)...............    37,633       251,807
                                             -----------
                                                 594,903
                                             -----------
CONSTRUCTION & ENGINEERING -- 0.8%
Chiyoda Corp. ..................     1,688        15,348
COMSYS Holdings Corp. ..........     4,000        34,722
JGC Corp. ......................     2,460        37,616
Kajima Corp. ...................    14,595        41,350
Kyowa Exeo Corp. ...............     2,548        19,660
Maeda Corp. ....................     8,855        25,888
Obayashi Corp. .................    11,679        49,046
Shimizu Corp. ..................     7,559        34,782
Taisei Corp. ...................    18,995        48,473
                                             -----------
                                                 306,885
                                             -----------
CONSTRUCTION MATERIALS -- 0.1%
Taiheiyo Cement Corp. ..........    15,607        37,632
                                             -----------
CONSUMER FINANCE -- 1.3%
Acom Co., Ltd. .................     1,262        33,536
Aeon Credit Service Co., Ltd. ..     2,040        27,300
Aiful Corp. ....................     1,081        17,388
Credit Saison Co., Ltd. ........     2,664        74,405
Mitsubishi UFJ NICOS Co., Ltd.
  (a)...........................     5,282        15,283
NIS Group Co., Ltd. (a).........     9,700        14,423
Orient Corp. (a)................     7,001         9,073
ORIX Corp. .....................     1,336       182,545
Promise Co., Ltd. ..............     1,614        46,457
SFCG Co., Ltd. .................       178        19,028
Takefuji Corp. .................     2,134        45,238
                                             -----------
                                                 484,676
                                             -----------
CONTAINERS & PACKAGING -- 0.1%
Toyo Seikan Kaisha, Ltd. .......     2,448        46,557
                                             -----------
DISTRIBUTORS -- 0.1%
Canon Marketing Japan, Inc. ....     1,992        37,624
                                             -----------
DIVERSIFIED CONSUMER SERVICES -- 0.2%
Benesse Corp. ..................     1,228        57,986
                                             -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.1%
Mizuho Trust & Banking Co.,
  Ltd. .........................    17,370        24,955
                                             -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.5%
Nippon Telegraph & Telephone
  Corp. ........................       130       561,611
                                             -----------
ELECTRIC UTILITIES -- 4.4%
Chubu Electric Power Co.,
  Inc. .........................     8,363       209,211
Funai Electric Co., Ltd. .......       795        27,396
Hokkaido Electric Power Co.,
  Inc. .........................     2,828        65,774
Hokuriku Electric Power Co. ....     3,112        73,474
Kyushu Electric Power Co.,
  Inc. .........................     4,976       121,732
Sanyo Electric Co., Ltd. (a)....    22,422        47,306
Sharp Corp. ....................    11,519       196,043
Shikoku Electric Power Co.,
  Inc. .........................     3,272        97,468
The Chugoku Electric Power Co.,
  Inc. .........................     3,848        85,825
The Kansai Electric Power Co.,
  Inc. .........................     8,711       217,042
The Okinawa Electric Power Co.,
  Inc. .........................       536        21,109
The Tokyo Electric Power Co.,
  Inc. .........................    14,967       400,734
Tohoku Electric Power Co.,
  Inc. .........................     4,343       106,246
                                             -----------
                                               1,669,360
                                             -----------
ELECTRICAL EQUIPMENT -- 1.4%
Fuji Electric Holdings Co.,
  Ltd. .........................     9,099        37,023
Fujikura, Ltd. .................     9,107        41,173
Matsushita Electric Works,
  Ltd. .........................     7,151        73,640
Mitsubishi Electric Corp. ......    24,974       216,282
Sumitomo Electric Industries,
  Ltd. .........................     8,587       108,874
Ushio, Inc. ....................     2,536        47,696
                                             -----------
                                                 524,688
                                             -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 4.8%
Alps Electric Co., Ltd. ........     3,868        38,122
Casio Computer Co., Ltd. (c)....     4,448        65,199
Dainippon Screen Manufacturing
  Co., Ltd. ....................     7,364        30,999
Hamamatsu Photonics K.K.........     1,468        41,001
Hirose Electric Co., Ltd. (c)...       708        79,595
Hitachi, Ltd. ..................    36,933       219,294
Horiba, Ltd. ...................     1,204        39,797
Hoya Corp. .....................     5,732       134,755
Ibiden Co., Ltd. ...............     2,096        82,547
Keyence Corp. ..................       140        32,238
Konica Minolta Holdings, Inc. ..     7,575       103,045
Kyocera Corp. ..................     2,092       175,918
Murata Manufacturing Co.,
  Ltd. .........................     2,828       140,640
Nidec Corp. ....................     1,664       102,480
Nippon Electric Glass Co.,
  Ltd. .........................     5,548        85,894
Oki Electric Industry Co., Ltd.
  (a)(c)........................    17,166        33,113
Olympus Corp. ..................     1,492        45,269
Omron Corp. ....................     3,380        69,444
Shimadzu Corp. .................     8,312        76,911
Taiyo Yuden Co., Ltd. ..........       776         7,578
TDK Corp. ......................     1,996       118,114
The Furukawa Electric Co.,
  Ltd. .........................     8,899        28,789
Yaskawa Electric Corp. .........     3,604        34,289
Yokogawa Electric Corp. ........     3,864        38,743
                                             -----------
                                               1,823,774
                                             -----------
FOOD & STAPLES RETAILING -- 1.5%
Aeon Co., Ltd. (c)..............    10,403       124,165
Cawachi, Ltd. ..................     1,248        32,286
FamilyMart Co., Ltd. ...........     1,952        70,012


See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------      -----
Izumiya Co., Ltd. ..............     7,740   $    42,458
Seven & I Holdings Co., Ltd. ...    10,139       254,659
UNY Co., Ltd. (c)...............     4,000        38,338
                                             -----------
                                                 561,918
                                             -----------
FOOD PRODUCTS -- 0.9%
Ajinomoto Co., Inc. ............     8,003        81,208
Hokuto Corp. ...................       700        12,420
Kikkoman Corp. .................     4,256        52,380
Meiji Dairies Corp. ............     8,175        49,279
Nissin Food Products Co.,
  Ltd. .........................     1,440        48,610
Sakata Seed Corp. ..............     3,884        56,581
Yakult Honsha Co., Ltd. ........     1,264        39,240
                                             -----------
                                                 339,718
                                             -----------
GAS UTILITIES -- 0.7%
Saibu Gas Co., Ltd. ............    60,273       148,964
Tokyo Gas Co., Ltd. ............    29,873       120,951
                                             -----------
                                                 269,915
                                             -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.3%
Miraca Holdings, Inc. ..........     1,336        34,965
Terumo Corp. ...................     1,356        70,842
                                             -----------
                                                 105,807
                                             -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.3%
Alfresa Holdings Corp. .........       284        22,341
Mediceo Paltac Holdings Co.,
  Ltd. .........................     2,592        47,030
Suzuken Co., Ltd. ..............     1,332        54,867
                                             -----------
                                                 124,238
                                             -----------
HOTELS, RESTAURANTS & LEISURE -- 0.2%
Oriental Land Co., Ltd. ........       904        53,131
Round One Corp. ................        16        16,718
                                             -----------
                                                  69,849
                                             -----------
HOUSEHOLD DURABLES -- 3.8%
Daikyo, Inc. ...................     7,256        15,309
Daiwa House Industry Co.,
  Ltd. .........................     5,363        53,180
Haseko Corp. ...................    17,639        26,051
Matsushita Electric Industrial
  Co., Ltd. ....................    25,981       563,811
Pioneer Corp. ..................     4,160        41,376
Sangetsu Co., Ltd. .............     3,176        69,241
Sekisui House, Ltd. ............     4,679        43,342
Sony Corp. .....................    13,911       554,847
TOTO, Ltd. .....................     8,444        79,999
                                             -----------
                                               1,447,156
                                             -----------
HOUSEHOLD PRODUCTS -- 0.4%
Kao Corp. ......................     3,339        94,767
Uni-Charm Corp. ................       844        61,815
                                             -----------
                                                 156,582
                                             -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
Electric Power Development Co.,
  Ltd. .........................     1,840        66,365
                                             -----------
INDUSTRIAL CONGLOMERATES -- 0.3%
Hankyu Hanshin Holdings, Inc. ..    16,486        71,387
Keihan Electric Railway Co.,
  Ltd. .........................     8,747        40,336
                                             -----------
                                                 111,723
                                             -----------
INSURANCE -- 2.2%
Aioi Insurance Co., Ltd. .......     7,579        41,955
Millea Holdings, Inc. ..........     8,647       319,696
Mitsui Sumitomo Insurance Co.,
  Ltd. (f)......................    21,122       213,692
Nipponkoa Insurance Co., Ltd. ..    10,479        80,013
Sompo Japan Insurance, Inc. ....    10,111        89,393
T&D Holdings, Inc. .............     1,710        89,679
                                             -----------
                                                 834,428
                                             -----------
INTERNET & CATALOG RETAIL -- 0.2%
Rakuten, Inc. ..................       106        63,578
                                             -----------
INTERNET SOFTWARE & SERVICES -- 0.3%
Yahoo! Japan Corp. .............       240       124,901
                                             -----------
IT SERVICES -- 0.6%
CSK Holdings Corp. .............     1,556        35,955
Itochu Techno-Solutions Corp. ..     1,108        33,507
NET One Systems Co., Ltd. ......        32        37,615
NTT Data Corp. .................        16        70,086
Otsuka Corp. ...................       312        26,362
TIS, Inc. (f)...................     1,632        33,120
                                             -----------
                                                 236,645
                                             -----------
LEISURE EQUIPMENT & PRODUCTS -- 1.6%
FUJIFILM Holdings Corp. ........     6,427       227,933
Namco Bandai Holdings, Inc.
  (c)...........................     4,432        60,111
Nikon Corp. (c).................     4,440       118,433
Sankyo Co., Ltd. ...............     1,240        73,751
Sega Sammy Holdings, Inc. ......     4,131        43,786
Shimano, Inc. ..................       692        31,842
Yamaha Corp. ...................     2,792        53,464
                                             -----------
                                                 609,320
                                             -----------
MACHINERY -- 4.6%
Amada Co., Ltd. ................     4,527        34,293
Amano Corp. ....................     2,936        30,294
Fanuc, Ltd. ....................     2,580       245,727
Glory, Ltd. ....................     2,044        43,535
Ishikawajima-Harima Heavy
  Industries Co., Ltd. .........    16,311        31,627
JTEKT Corp. ....................     3,108        50,772
Kawasaki Heavy Industries,
  Ltd. .........................     4,978        11,103
Komatsu, Ltd. ..................    12,139       337,211
Komori Corp. ...................     1,688        35,105
Kubota Corp. (c)................     8,663        53,874
Kurita Water Industries, Ltd.
  (c)...........................     2,176        80,232
Makita Corp. ...................     2,176        68,427
Minebea Co., Ltd. ..............     7,255        42,276
Mitsubishi Heavy Industries,
  Ltd. .........................    33,676       144,130
Mitsui Engineering &
  Shipbuilding Co., Ltd. .......    15,567        41,758
Mori Seiki Co., Ltd. ...........     1,868        33,593
NGK Insulators, Ltd. ...........     3,320        58,838
NSK, Ltd. ......................     6,463        49,024
NTN Corp. ......................     5,495        37,541
OKUMA Corp. ....................     3,648        39,143
OSG Corp. (c)...................     2,412        27,965
SMC Corp. ......................       120        12,671
Sumitomo Heavy Industries,
  Ltd. .........................     7,795        50,434
Tadano, Ltd. ...................     2,780        27,930


See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------      -----
The Japan Steel Works, Ltd. ....     4,708   $    80,363
THK Co., Ltd. ..................     2,400        41,400
Toshiba Machine Co., Ltd. ......     2,944        17,983
                                             -----------
                                               1,727,249
                                             -----------
MARINE -- 1.0%
Kawasaki Kisen Kaisha, Ltd. ....     8,759        85,271
Mitsui OSK Lines, Ltd. .........    12,491       151,220
Nippon Yusen KK.................    16,995       159,816
                                             -----------
                                                 396,307
                                             -----------
MEDIA -- 0.8%
Dentsu, Inc. ...................        32        72,979
Fuji Television Network, Inc. ..        32        47,260
Jupiter Telecommunications Co.
  (a)...........................        48        44,945
Nippon Television Network
  Corp. ........................       480        65,633
Toho Co, Ltd. ..................     2,752        64,698
Tokyo Broadcasting System,
  Inc. .........................       200         4,782
                                             -----------
                                                 300,297
                                             -----------
METALS & MINING -- 3.7%
Daido Steel Co., Ltd. ..........     4,199        21,726
Dowa Holdings Co., Ltd. ........     4,767        28,305
JFE Holdings, Inc. .............     7,347       326,254
Kobe Steel, Ltd. ...............    38,645       110,265
Mitsubishi Materials Corp. .....    18,027        78,422
Mitsui Mining & Smelting Co.,
  Ltd. .........................     9,839        30,841
Nippon Steel Corp. .............    64,755       328,540
Nisshin Steel Co., Ltd. ........    14,951        51,822
Pacific Metals Co., Ltd. .......     2,988        29,059
Sumitomo Metal Industries,
  Ltd. .........................    51,340       194,972
Sumitomo Metal Mining Co.,
  Ltd. .........................     7,575       141,173
Sumitomo Titanium Corp. ........       136         8,430
Toho Titanium Co., Ltd. ........       256         6,584
Tokyo Steel Manufacturing Co.,
  Ltd. .........................     2,444        33,197
Yodogawa Steel Works, Ltd. .....     3,963        19,231
                                             -----------
                                               1,408,821
                                             -----------
MULTILINE RETAIL -- 0.6%
Isetan Co., Ltd. (f)............     2,684        31,226
Mitsukoshi, Ltd. (f)............    13,403        52,381
Ryohin Keikaku Co., Ltd. .......       536        31,126
Takashimaya Co., Ltd. ..........     6,332        71,313
The Daiei, Inc. (a).............     4,252        25,119
                                             -----------
                                                 211,165
                                             -----------
OFFICE ELECTRONICS -- 2.5%
Brother Industries, Ltd. .......     4,132        42,551
Canon, Inc. ....................    15,958       735,894
Ricoh Co., Ltd. ................    10,555       173,699
                                             -----------
                                                 952,144
                                             -----------
OIL, GAS & CONSUMABLE FUELS -- 1.9%
Cosmo Oil Co., Ltd. ............    12,927        40,651
Inpex Holdings, Inc. ...........        27       301,100
Nippon Mining Holdings, Inc. ...    15,251        80,901
Nippon Oil Corp. ...............    20,430       127,668
Osaka Gas Co., Ltd. ............    29,150       116,559
TonenGeneral Sekiyu K.K. (c)....     4,547        38,967
                                             -----------
                                                 705,846
                                             -----------
PAPER & FOREST PRODUCTS -- 0.3%
Nippon Paper Group, Inc. .......        16        37,936
OJI Paper Co., Ltd. (c).........    12,839        57,916
Sumitomo Forestry Co., Ltd. ....     2,968        20,605
                                             -----------
                                                 116,457
                                             -----------
PERSONAL PRODUCTS -- 0.5%
Mandom Corp. ...................     2,316        69,805
Shiseido Co., Ltd. .............     5,232       138,507
                                             -----------
                                                 208,312
                                             -----------
PHARMACEUTICALS -- 3.8%
Astellas Pharma, Inc. ..........     5,271       204,411
Chugai Pharmaceutical Co.,
  Ltd. .........................     4,116        46,604
Daiichi Sankyo Co., Ltd. .......     8,851       261,880
Dainippon Sumitomo Pharma Co.,
  Ltd. .........................     2,960        27,092
Eisai Co., Ltd. ................     2,640        90,179
Hisamitsu Pharmaceutical Co.,
  Inc. .........................     1,204        43,909
Kyowa Hakko Kogyo Co., Ltd. ....     6,833        65,354
Ono Pharmaceutical Co., Ltd. ...       732        35,447
Santen Pharmaceutical Co.,
  Ltd. .........................     1,956        45,690
Shionogi & Co., Ltd. ...........     4,496        76,879
Taisho Pharmaceutical Co.,
  Ltd. .........................     1,592        31,621
Takeda Pharmaceutical Co.,
  Ltd. .........................    10,155       509,102
                                             -----------
                                               1,438,168
                                             -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.4%
Daito Trust Construction Co.,
  Ltd. .........................     1,464        75,601
Heiwa Real Estate Co., Ltd. ....     4,856        23,125
K.K. DaVinci Advisors (a).......        26        19,931
Leopalace21 Corp. ..............     2,044        33,083
Mitsubishi Estate Co., Ltd. ....    14,111       343,081
Mitsui Fudosan Co., Ltd. .......     8,923       177,411
Sumitomo Realty & Development
  Co., Ltd. ....................     6,843       120,793
Tokyo Tatemono Co., Ltd. .......     5,540        36,512
Tokyu Land Corp. ...............     8,664        54,403
Urban Corp. ....................     2,558        10,897
                                             -----------
                                                 894,837
                                             -----------
ROAD & RAIL -- 3.8%
Central Japan Railway Co. ......        18       186,266
East Japan Railway Co. .........        48       399,779
Keihin Electric Express Railway
  Co., Ltd. ....................     8,355        56,912
Keisei Electric Railway Co.,
  Ltd. .........................     9,147        49,165
Kintetsu Corp. .................    27,038        96,705
Nagoya Railroad Co., Ltd. ......    24,362        79,302
Nankai Electric Railway Co.,
  Ltd. .........................    14,111        55,006
Nippon Express Co., Ltd. .......    14,555        83,790
Odakyu Electric Railway Co.,
  Ltd. .........................     8,483        62,897
Sagami Railway Co., Ltd. .......    17,254        70,205
Tobu Railway Co., Ltd. .........    16,007        85,555
Tokyu Corp. ....................    15,391        78,551
West Japan Railway Co. .........        32       140,815
                                             -----------
                                               1,444,948
                                             -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.3%
Advantest Corp. ................     2,716        70,536
Disco Corp. ....................       884        38,101
Elpida Memory, Inc. (a).........     2,176        72,581
Rohm Co., Ltd. .................       776        48,103
Sanken Electric Co., Ltd. ......     9,404        55,365


See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------      -----
Shinko Electric Industries Co.,
  Ltd. .........................     1,292   $    14,603
Sumco Corp. ....................     1,946        42,523
Tokyo Electron, Ltd. ...........     2,440       148,555
                                             -----------
                                                 490,367
                                             -----------
SOFTWARE -- 2.3%
Konami Corp. ...................     1,692        63,747
Nintendo Co., Ltd. .............     1,348       696,109
NSD Co., Ltd. ..................     1,832        26,725
Square Enix Co., Ltd. ..........     1,596        55,800
Trend Micro, Inc. ..............       868        34,097
                                             -----------
                                                 876,478
                                             -----------
SPECIALTY RETAIL -- 1.9%
Aoyama Trading Co., Ltd. .......     2,084        45,015
Autobacs Seven Co., Ltd. .......     2,780        76,109
Citizen Watch Co., Ltd. ........     6,803        57,617
Culture Convenience Club Co.,
  Ltd. .........................     3,332        15,934
Fast Retailing Co., Ltd. .......       976        86,191
Hikari Tsushin, Inc. ...........       384        11,342
J Front Retailing Co., Ltd. ....     2,778        17,751
Marui Co., Ltd. ................     5,316        56,666
Nitori Co., Ltd. ...............     1,110        62,897
Sanrio Co., Ltd. ...............     1,248        10,883
Shimachu Co., Ltd. .............     1,684        50,672
Shimamura Co., Ltd. ............       532        45,645
USS Co., Ltd. ..................       880        61,004
Yamada Denki Co., Ltd. .........     1,300       112,322
                                             -----------
                                                 710,048
                                             -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
Asics Corp. ....................     2,064        23,764
Gunze, Ltd. ....................     8,223        34,698
Nisshinbo Industries, Inc. .....     3,584        33,343
Onward Kashiyama Co., Ltd. .....     1,580        16,159
The Japan Wool Textile Co.,
  Ltd. .........................     3,031        26,828
Toyobo Co., Ltd. ...............    19,302        40,336
                                             -----------
                                                 175,128
                                             -----------
TOBACCO -- 0.9%
Japan Tobacco, Inc. ............        66       330,879
                                             -----------
TRADING COMPANIES & DISTRIBUTORS -- 4.4%
Hanwa Co., Ltd. ................     8,207        34,795
Inaba Denki Sangyo Co., Ltd. ...     1,956        60,330
Itochu Corp. ...................    16,266       160,805
Iwatani International Corp. ....    13,451        35,812
Marubeni Corp. .................    20,402       148,811
Mitsubishi Corp. ...............    17,007       514,302
Mitsui & Co., Ltd. .............    21,202       430,281
Sojitz Corp. ...................    13,728        45,514
Sumitomo Corp. .................    13,675       180,392
Toyota Tsusho Corp. ............     1,939        41,201
                                             -----------
                                               1,652,243
                                             -----------
TRANSPORTATION INFRASTRUCTURE -- 0.1%
Kamigumi Co., Ltd. .............     4,395        34,795
Mitsubishi Logistics Corp. .....       216         2,773
                                             -----------
                                                  37,568
                                             -----------
WIRELESS TELECOMMUNICATION SERVICES -- 2.1%
KDDI Corp. .....................        48       293,685
NTT DoCoMo, Inc. ...............       224       339,820
Softbank Corp. (c)..............     8,715       158,216
                                             -----------
                                                 791,721
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $40,629,046)............              37,260,395
                                             -----------
PREFERRED STOCKS -- 0.1%
JAPAN -- 0.1%
BEVERAGE -- 0.1%
Ito En, Ltd.
  (Cost $63,998)................     2,800        31,675
                                             -----------
SHORT TERM INVESTMENTS -- 2.0%
UNITED STATES -- 2.0%
MONEY MARKET FUNDS -- 2.0%
State Street Navigator
  Securities
  Lending Prime
     Portfolio(d)(e)............   748,615       748,615
STIC Prime Portfolio............       100           100
                                             -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $748,715)...............                 748,715
                                             -----------
TOTAL INVESTMENTS -- 100.9%
  (Cost $41,441,759)............              38,040,785
OTHER ASSETS AND
  LIABILITIES -- (0.9)%.........                (331,292)
                                             -----------
NET ASSETS -- 100.0%............             $37,709,493
                                             ===========




(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
(c) Security, or portion thereof, was on loan at March 31, 2008.
(d) Affiliated Fund managed by SSgA Funds Management, Inc.
(e) Investments of cash collateral for securities loaned.
(f) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.


See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES       VALUE
--------------------                ------       -----
COMMON STOCKS -- 98.0%
JAPAN -- 98.0%
AUTO COMPONENTS -- 4.2%
Ahresty Corp. .................         700   $     9,389
FCC Co., Ltd. .................      16,713       206,530
Futaba Industrial Co., Ltd. ...      17,994       405,853
Kayaba Industry Co., Ltd. .....      61,902       239,436
Keihin Corp. ..................      13,041       188,668
Musashi Seimitsu Industry Co.,
  Ltd. ........................      11,552       230,727
NHK Spring Co., Ltd. ..........      33,000       234,068
Nippon Seiki Co., Ltd. ........       9,939       134,903
Nissin Kogyo Co., Ltd. (c).....      16,734       296,399
Press Kogyo Co., Ltd. .........      48,569       243,980
Showa Corp. ...................      21,039       187,276
Takata Corp. ..................       7,000       154,719
Tokai Rika Co., Ltd. ..........      10,600       277,420
Topre Corp. ...................      23,834       214,071
Toyo Tire & Rubber Co., Ltd. ..      81,372       261,607
Toyoda Gosei Co., Ltd. ........       4,998       188,301
Toyota Boshoku Corp. ..........      10,300       308,891
                                              -----------
                                                3,782,238
                                              -----------
AUTOMOBILES -- 0.4%
Daihatsu Motor Co., Ltd. ......      30,000       360,778
                                              -----------
BEVERAGES -- 1.3%
Ito En, Ltd. ..................      12,800       226,847
Mikuni Coca-Cola Bottling Co.,
  Ltd. ........................      37,345       429,973
Takara Holdings, Inc. .........      79,937       550,126
                                              -----------
                                                1,206,946
                                              -----------
BIOTECHNOLOGY -- 0.2%
AnGes MG, Inc. (a).............          36       171,075
                                              -----------
BUILDING PRODUCTS -- 2.8%
Aica Kogyo Co., Ltd. ..........      37,719       320,973
Bunka Shutter Co., Ltd. .......      82,577       262,162
Central Glass Co., Ltd. .......      84,309       329,494
Nichias Corp. (a)..............       2,000         7,133
Nitto Boseki Co., Ltd. ........      85,020       175,105
Noritz Corp. ..................      24,665       309,505
Sankyo-Tateyama Holdings,
  Inc. ........................     166,467       214,073
Sanwa Shutter Corp. ...........      83,910       365,028
Sekisui Jushi Corp. ...........      54,938       516,622
                                              -----------
                                                2,500,095
                                              -----------
CAPITAL MARKETS -- 2.2%
Asset Managers Co., Ltd. ......         110        77,912
JAFCO Co., Ltd. (a)(c).........       7,600       253,499
Japan Asia Investment Co.,
  Ltd. ........................      37,188       147,205
Mito Securities Co., Ltd. .....      84,129       229,055
Monex Beans Holdings, Inc.
  (c)..........................         378       217,226
Okasan Holdings, Inc. (a)......      43,447       214,322
SBI E*trade Securities Co.,
  Ltd. ........................         364       317,062
Tokai Tokyo Securities Co.,
  Ltd. ........................      90,721       300,778
Toyo Securities Co., Ltd. .....      58,457       182,063
                                              -----------
                                                1,939,122
                                              -----------
CHEMICALS -- 5.1%
ADEKA Corp. ...................      41,913       423,615
Air Water, Inc. ...............      42,390       405,864
Asahi Organic Chemicals
  Industry Co., Ltd. ..........     124,540       344,085
C. Uyemura & Co., Ltd. ........       4,076       159,707
Fujikura Kasei Co., Ltd. ......      29,838       234,123
Fujimi, Inc. ..................          73         1,063
Ishihara Sangyo Kaisha, Ltd.
  (a)..........................     166,811       382,106
Kansai Paint Co., Ltd. ........      45,000       292,962
Lintec Corp. (c)...............      16,908       242,065
Nifco, Inc. ...................      20,979       483,717
Nihon Parkerizing Co., Ltd. ...         401         5,350
Nippon Soda Co., Ltd. .........      43,065       138,885
Nippon Valqua Industries,
  Ltd. ........................      84,025       244,811
NOF Corp. .....................      82,731       340,782
Okamoto Industries, Inc. ......     125,841       451,351
SK Kaken Co., Ltd. ............         780        23,274
Sumitomo Bakelite Co., Ltd. ...      44,000       223,238
Tokai Carbon Co., Ltd. ........      22,542       228,285
                                              -----------
                                                4,625,283
                                              -----------
COMMERCIAL BANKS -- 8.4%
Bank of the Ryukyus, Ltd. (a)..      16,881       150,604
Kansai Urban Banking Corp. ....      53,000       136,846
Kiyo Holdings, Inc. ...........     251,754       399,630
The 77 Bank, Ltd. .............      48,000       269,091
The Aichi Bank, Ltd. ..........       4,049       295,331
The Awa Bank, Ltd. ............      42,000       241,784
The Bank of Iwate, Ltd. .......       4,256       278,360
The Bank of Nagoya, Ltd. ......      41,000       250,445
The Biwako Bank, Ltd. .........     124,049       198,159
The Daishi Bank, Ltd. .........      50,000       193,902
The Fukushima Bank, Ltd. ......     167,478       158,165
The Higo Bank, Ltd. ...........      41,000       236,439
The Hokkoku Bank, Ltd. ........      42,000       188,617
The Hyakujushi Bank, Ltd. .....      48,000       254,624
The Juroku Bank, Ltd. .........      56,000       322,942
The Kagoshima Bank, Ltd. ......      41,000       303,170
The Keiyo Bank, Ltd. ..........      49,000       311,127
The Musashino Bank, Ltd. ......       5,900       241,252
The Nagano Bank, Ltd. .........     124,534       301,529
The Nanto Bank, Ltd. ..........      43,000       202,180
The Nishi-Nippon City Bank,
  Ltd. ........................     143,000       376,410
The Ogaki Kyoritsu Bank,
  Ltd. ........................      47,000       253,569
The San-In Godo Bank, Ltd. ....      41,000       328,297
The Shiga Bank, Ltd. ..........      41,000       278,455
The Shikoku Bank, Ltd. ........      42,000       178,490
The Taiko Bank, Ltd. ..........      80,000       225,850
The Tochigi Bank, Ltd. ........      41,846       256,453
The Tokushima Bank, Ltd. ......      42,305       248,215
The Tokyo Tomin Bank, Ltd. ....       8,505       177,303
Tomato Bank, Ltd. .............     126,872       290,619
                                              -----------
                                                7,547,858
                                              -----------
COMMERCIAL SERVICES & SUPPLIES -- 3.3%
Arrk Corp. ....................       6,500        20,636
Daiseki Co., Ltd. .............      11,393       343,387
en-japan, Inc. ................          42        89,878
Meitec Corp. ..................      14,744       447,349
Moshi Moshi Hotline, Inc. .....      12,572       381,448
Nippon Kanzai Co., Ltd. .......      13,152       390,457
Nissha Printing Co., Ltd. .....       8,442       414,742
Okamura Corp. .................      35,884       248,396


See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------                ------       -----
Oyo Corp. .....................      30,860   $   370,810
Park24 Co., Ltd. ..............      29,385       289,023
                                              -----------
                                                2,996,126
                                              -----------
COMMUNICATIONS EQUIPMENT -- 1.2%
Aiphone Co., Ltd. .............      18,506       278,701
Denki Kogyo Co., Ltd. .........      42,303       259,254
Epson Toyocom Corp. ...........      42,705       148,878
Hitachi Kokusai Electric,
  Inc. ........................      33,634       347,711
                                              -----------
                                                1,034,544
                                              -----------
COMPUTERS & PERIPHERALS -- 0.3%
Mitsumi Electric Co., Ltd. ....          57         1,804
Wacom Co., Ltd. ...............         123       260,742
                                              -----------
                                                  262,546
                                              -----------
CONSTRUCTION & ENGINEERING -- 1.8%
Chugai Ro Co., Ltd. ...........      70,522       311,746
Daimei Telecom Engineering
  Corp. .......................         229         2,089
Kyowa Exeo Corp. ..............      41,676       321,567
Kyudenko Corp. ................      70,657       367,713
Maeda Corp. ...................      85,158       248,968
Penta-Ocean Construction Co.,
  Ltd. (a).....................     112,889       136,100
Sanki Engineering Co., Ltd. ...      43,196       252,575
Tokyu Construction Co., Ltd. ..           2             7
                                              -----------
                                                1,640,765
                                              -----------
CONSUMER FINANCE -- 1.4%
Acom Co., Ltd. ................      16,020       425,709
Aeon Credit Service Co.,
  Ltd. ........................      18,700       250,248
Aiful Corp. ...................      16,900       271,833
Mitsubishi UFJ NICOS Co., Ltd.
  (a)(c).......................      84,000       243,050
NIS Group Co., Ltd. (a)........          40            59
OMC Card, Inc. (a).............          62           182
Orient Corp. (a)...............      82,500       106,922
                                              -----------
                                                1,298,003
                                              -----------
CONTAINERS & PACKAGING -- 0.6%
Fuji Seal International,
  Inc. ........................      16,770       235,371
Rengo Co., Ltd. ...............      61,063       337,416
                                              -----------
                                                  572,787
                                              -----------
DISTRIBUTORS -- 0.7%
Canon Marketing Japan, Inc.
  (c)..........................      14,000       264,430
Yokohama Reito Co., Ltd. ......      52,580       371,364
                                              -----------
                                                  635,794
                                              -----------
DIVERSIFIED FINANCIAL SERVICES -- 1.3%
Diamond Lease Co., Ltd. .......       8,909       310,586
Fintech Global, Inc. ..........         124        13,467
Japan Securities Finance Co.,
  Ltd. ........................      33,519       187,573
Osaka Securities Exchange Co.,
  Ltd. ........................          59       268,519
Privee Investment Holdings Co.,
  Ltd. (a)(f)..................      65,000        20,244
Ricoh Leasing Co., Ltd. .......      12,367       259,678
Secured Capital Japan Co.,
  Ltd. ........................          13        19,852
Sparx Group Co., Ltd. .........         149        72,902
                                              -----------
                                                1,152,821
                                              -----------
ELECTRICAL EQUIPMENT -- 1.6%
Daihen Corp. ..................      53,971       191,950
GS Yuasa Corp. ................     127,287       361,905
Japan Cash Machine Co., Ltd. ..      25,224       206,283
Shinko Electric Co., Ltd. (c)..      83,826       320,027
Sumitomo Electric Industries,
  Ltd. ........................          31           393
SWCC Showa Holdings Co.,
  Ltd. ........................     252,075       382,411
                                              -----------
                                                1,462,969
                                              -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 4.3%
Arisawa Manufacturing Co.,
  Ltd. ........................      16,672       129,812
Enplas Corp. ..................      18,589       197,217
ESPEC Corp. ...................          31           314
Hakuto Co., Ltd. ..............      25,811       235,977
Hamamatsu Photonics K.K........      11,800       329,572
Horiba, Ltd. ..................      11,865       392,182
Hosiden Corp. .................      19,595       390,581
Japan Aviation Electronics
  Industry, Ltd. ..............      22,971       168,933
Koa Corp. .....................      20,991       150,998
Nidec Sankyo Corp. ............      27,917       227,184
Nihon Dempa Kogyo Co., Ltd. ...       6,095       169,314
Nippon Ceramic Co., Ltd. (c)...      16,023       149,066
Nippon Chemi-Con Corp. ........      42,432       156,453
Ryoyo Electro Corp. ...........      19,604       191,835
Star Micronics Co., Ltd. ......      15,069       207,864
Toko, Inc. (a).................     114,739       263,980
Yamatake Corp. ................      19,048       534,879
                                              -----------
                                                3,896,161
                                              -----------
FOOD & STAPLES RETAILING -- 2.7%
Cawachi, Ltd. .................      12,735       329,458
Circle K Sunkus Co., Ltd. .....      29,298       498,332
FamilyMart Co., Ltd. ..........      10,400       373,015
Izumiya Co., Ltd. .............      42,933       235,509
Ministop Co., Ltd. ............      19,794       387,985
Sugi Pharmacy Co., Ltd. .......       6,800       192,998
UNY Co., Ltd. (c)..............      38,000       364,214
                                              -----------
                                                2,381,511
                                              -----------
FOOD PRODUCTS -- 4.6%
Ariake Japan Co., Ltd. ........      14,964       205,213
Fujicco Co., Ltd. .............      41,657       467,064
Hokuto Corp. ..................      26,821       475,872
Kagome Co., Ltd. ..............      29,367       524,585
Katokichi Co., Ltd. ...........      11,700        82,870
Marudai Food Co., Ltd. ........     124,417       304,996
Mitsui Sugar Co., Ltd. ........      62,497       213,482
Nakamuraya Co., Ltd. ..........      74,952       358,438
Nippon Suisan Kaisha, Ltd. ....      73,775       276,466
Nosan Corp. ...................     118,463       286,830
Riken Vitamin Co., Ltd. .......      10,280       330,497
Snow Brand Milk Products Co.,
  Ltd. ........................     126,255       370,387
Toyo Suisan Kaisha, Ltd. ......      18,000       271,261
                                              -----------
                                                4,167,961
                                              -----------
GAS UTILITIES -- 0.4%
Shizuoka Gas Co., Ltd. ........      62,319       395,070
                                              -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.6%
Asahi Intecc Co., Ltd. ........       7,440        45,297
Fukuda Denshi Co., Ltd. .......       9,686       237,443
Miraca Holdings, Inc. .........      10,900       285,271
Nakanishi, Inc. ...............       2,047       209,358
Paramount Bed Co., Ltd. .......      18,110       246,901
Sysmex Corp. ..................       8,505       307,610
Topcon Corp. ..................      15,119       119,239
                                              -----------
                                                1,451,119
                                              -----------


See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------                ------       -----
HEALTH CARE PROVIDERS & SERVICES -- 0.5%
Alfresa Holdings Corp. ........       5,800   $   456,262
                                              -----------
HOTELS, RESTAURANTS & LEISURE -- 2.3%
DOUTOR NICHIRES Holdings Co.,
  Ltd. ........................      22,575       446,352
McDonald's Holdings Co.
  (Japan), Ltd. ...............      21,800       348,896
MOS Food Services, Inc. .......      32,714       483,143
Nissin Healthcare Food Service
  Co., Ltd. ...................      21,508       237,693
Round One Corp. ...............          98       102,396
Tokyo Dome Corp. ..............      59,085       246,348
Zensho Co., Ltd. ..............      29,346       173,361
                                              -----------
                                                2,038,189
                                              -----------
HOUSEHOLD DURABLES -- 2.4%
Clarion Co., Ltd. .............      67,472       170,824
Daikyo, Inc. ..................      83,352       175,857
France Bed Holdings Co.,
  Ltd. ........................     166,734       224,467
Goldcrest Co., Ltd. ...........       6,289       142,164
Juki Corp. ....................      41,450       153,665
Kenwood Corp. .................     168,915       186,674
Misawa Homes Holdings, Inc.
  (a)..........................       9,166        47,886
Rinnai Corp. ..................      12,651       414,349
The Japan General Estate Co.,
  Ltd. ........................       9,823        77,866
TOTO, Ltd. ....................      58,000       549,495
                                              -----------
                                                2,143,247
                                              -----------
INDUSTRIAL CONGLOMERATES -- 0.4%
Katakura Industries Co.,
  Ltd. ........................      18,780       363,204
                                              -----------
INSURANCE -- 0.2%
Nissay Dowa General Insurance
  Co., Ltd. ...................      42,000       215,623
                                              -----------
INTERNET & CATALOG RETAIL -- 0.3%
Senshukai Co., Ltd. ...........      31,424       257,302
                                              -----------
INTERNET SOFTWARE & SERVICES -- 1.4%
Access Co., Ltd. (a)...........          59       209,243
DeNA Co., Ltd. ................          56       353,323
eAccess, Ltd. .................         482       297,331
GMO internet, Inc. (a).........          93           583
Index Holdings.................          14         1,855
Kakaku.com, Inc. (c)...........          40       245,140
mixi, Inc. (a).................          12       122,972
So-net Entertainment Corp. ....           1         4,129
Telewave, Inc. ................           9         1,971
                                              -----------
                                                1,236,547
                                              -----------
IT SERVICES -- 1.9%
INES Corp. (a).................      41,660       207,180
Itochu Techno-Solutions
  Corp. .......................       9,300       281,238
Obic Co., Ltd. ................       2,091       371,416
Otsuka Corp. ..................       3,800       321,073
TIS, Inc. (f)..................      15,537       315,314
Trans Cosmos, Inc. ............      16,767       202,312
                                              -----------
                                                1,698,533
                                              -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.3%
Aruze Corp. ...................         700        21,661
Mars Engineering Corp. ........          58           971
Roland Corp. ..................      10,576       205,389
                                              -----------
                                                  228,021
                                              -----------
LIFE SCIENCES, TOOLS & SERVICES -- 0.0% (B)
Soiken Holdings, Inc. .........          10         3,732
                                              -----------
MACHINERY -- 6.5%
Amano Corp. ...................      29,832       307,806
Asahi Diamond Industrial Co.,
  Ltd. ........................      41,942       249,035
CKD Corp. .....................      25,305       168,047
Daifuku Co., Ltd. .............      21,681       277,724
Fuji Machine Manufacturing Co.,
  Ltd. ........................      11,371       237,051
Furukawa Co., Ltd. ............     125,280       230,333
Glory, Ltd. ...................       6,387       136,037
Hitachi Zosen Corp. (a)........     263,226       259,167
Kitz Corp. ....................      41,502       246,423
Komori Corp. ..................          40           832
Kyokuto Kaihatsu Kogyo Co.,
  Ltd. ........................      41,340       229,678
Makino Milling Machine Co.,
  Ltd. ........................      40,739       291,008
Nabtesco Corp. ................      31,052       421,160
Nachi-Fujikoshi Corp. .........      78,418       297,017
Namura Shipbuilding Co.,
  Ltd. ........................       2,800        21,351
Nippon Sharyo, Ltd. ...........     125,970       291,085
Nippon Thompson Co., Ltd. .....      41,511       255,234
OKUMA Corp. ...................      19,192       205,928
Ryobi, Ltd. ...................      42,723       161,818
Shima Seiki Manufacturing,
  Ltd. ........................       5,900       276,224
Sintokogio, Ltd. ..............      20,919       172,337
Tadano, Ltd. ..................      38,913       390,948
Takeuchi Manufacturing Co.,
  Ltd. ........................         700        14,312
Tocalo Co., Ltd. ..............          36           574
Toshiba Machine Co., Ltd. .....      42,009       256,608
Tsubakimoto Chain Co. .........      43,124       256,487
Union Tool Co. (c).............       4,332       162,774
                                              -----------
                                                5,816,998
                                              -----------
MARINE -- 0.4%
Daiichi Chuo Kisen Kaisha......       6,000        42,920
Iino Kaiun Kaisha, Ltd. .......      33,206       336,947
                                              -----------
                                                  379,867
                                              -----------
MEDIA -- 2.1%
Avex Group Holdings, Inc. .....      16,692       179,271
Daiichikosho Co., Ltd. ........      17,081       166,975
Jupiter Telecommunications Co.
  (a)..........................         548       513,122
Kadokawa Group Holdings,
  Inc. ........................       8,487       205,492
Shochiku Co., Ltd. ............      42,243       261,008
Sky Perfect JSAT Corp. ........         958       385,953
Usen Corp. ....................       2,310        13,901
Zenrin Co., Ltd. ..............       8,424       174,345
                                              -----------
                                                1,900,067
                                              -----------
METALS & MINING-- 3.7%
Godo Steel, Ltd. ..............         440         1,459
Hitachi Metals Ltd. ...........      24,000       353,966
Maruichi Steel Tube Ltd. ......      13,500       447,581
Nakayama Steel Works, Ltd. ....      85,212       178,925
Nippon Yakin Kogyo Co., Ltd. ..      31,500       252,544
Pacific Metals Co., Ltd. ......         759         7,381
Sanyo Special Steel Co.,
  Ltd. ........................      42,750       193,274
Sumitomo Light Metal
  Industries, Ltd. ............     168,135       224,664
Sumitomo Titanium Corp. .......       4,300       266,550
Toho Zinc Co., Ltd. ...........      40,796       219,278
Tokyo Rope Manufacturing Co.,
  Ltd. ........................     153,654       265,520


See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------                ------       -----
Tokyo Steel Manufacturing Co.,
  Ltd. ........................      27,100   $   368,104
Yamato Kogyo Co., Ltd. ........      13,348       539,096
                                              -----------
                                                3,318,342
                                              -----------
MULTILINE RETAIL -- 1.7%
Don Quijote Co., Ltd. .........      12,000       218,215
H2O Retailing Corp. ...........      43,107       289,300
Matsuya Co., Ltd. .............      14,908       358,714
Parco Co., Ltd. ...............      25,125       357,937
Ryohin Keikaku Co., Ltd. ......       5,600       325,192
                                              -----------
                                                1,549,358
                                              -----------
OFFICE ELECTRONICS -- 0.2%
Riso Kagaku Corp. .............      14,847       181,681
                                              -----------
OIL, GAS & CONSUMABLE FUELS -- 0.8%
Itochu Enex Co, Ltd. ..........      46,004       262,061
Japan Petroleum Exploration
  Co. .........................       6,725       445,924
                                              -----------
                                                  707,985
                                              -----------
PERSONAL PRODUCTS -- 1.2%
Aderans Holdings Co., Ltd. ....      18,704       346,889
Mandom Corp. ..................      16,845       507,711
Milbon Co., Ltd. ..............       8,508       186,341
                                              -----------
                                                1,040,941
                                              -----------
PHARMACEUTICALS -- 3.1%
Hisamitsu Pharmaceutical Co.,
  Inc. (c).....................      12,900       470,458
Kaken Pharmaceutical Co.,
  Ltd. ........................      42,428       314,155
Mochida Pharmaceutical Co.,
  Ltd. ........................      42,483       386,694
Nichi-iko Pharmaceutical Co.,
  Ltd. ........................       8,365       246,660
Rohto Pharmaceutical Co.,
  Ltd. ........................      32,493       407,734
Santen Pharmaceutical Co.,
  Ltd. ........................      14,100       329,356
Torii Pharmaceutical Co.,
  Ltd. ........................      20,300       286,955
Tsumura & Co. .................      14,000       349,525
                                              -----------
                                                2,791,537
                                              -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.9%
Aeon Mall Co., Ltd. ...........       7,189       199,704
Ardepro Co., Ltd. .............          48         2,421
Arealink Co., Ltd. ............          16           974
Cosmos Initia Co., Ltd. .......      14,096        43,194
Creed Corp. ...................          78        96,388
Daibiru Corp. .................      24,226       228,788
Heiwa Real Estate Co., Ltd. ...      60,255       286,943
Joint Corp. ...................       8,418        54,381
K.K. DaVinci Advisors (a)(c)...         279       213,871
Kenedix, Inc. .................         145       160,245
Nomura Real Estate Holdings,
  Inc. ........................      11,800       196,795
Pacific Management Corp. ......         144        90,276
Shoei Co., Ltd. ...............       9,798       122,260
Suruga Corp. ..................      10,289        29,564
                                              -----------
                                                1,725,804
                                              -----------
ROAD & RAIL -- 1.8%
Nankai Electric Railway Co.,
  Ltd. ........................     151,000       588,617
Sagami Railway Co., Ltd. ......     151,363       615,884
Sankyu, Inc. ..................      79,830       434,700
                                              -----------
                                                1,639,201
                                              -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.3%
Disco Corp. ...................       7,019       302,522
NEC Electronics Corp. (a)......       7,900       153,024
Shinko Electric Industries Co.,
  Ltd. ........................      14,000       158,236
Sumco Techxiv Corp. ...........       4,218       108,273
Tokyo Seimitsu Co., Ltd. (c)...       8,400       154,438
Ulvac, Inc. ...................       8,102       324,780
                                              -----------
                                                1,201,273
                                              -----------
SOFTWARE -- 2.1%
Capcom Co., Ltd. ..............      15,234       520,376
DTS Corp. .....................      16,932       340,052
Fuji Soft, Inc. (c)............      16,674       311,920
NSD Co., Ltd. .................      16,878       246,214
Square Enix Co., Ltd. .........      12,100       423,047
                                              -----------
                                                1,841,609
                                              -----------
SPECIALTY RETAIL -- 4.5%
Aoyama Trading Co., Ltd. ......      14,200       306,726
Autobacs Seven Co., Ltd. (c)...      12,588       344,626
Chiyoda Co., Ltd. .............      16,713       276,045
Culture Convenience Club Co.,
  Ltd. ........................      41,528       198,597
EDION Corp. ...................      25,050       232,040
Gulliver International Co.,
  Ltd. ........................       3,363       120,282
Honeys Co., Ltd. ..............       8,622       146,133
J Front Retailing Co., Ltd. ...      26,172       167,232
K's Holdings Corp. ............      12,702       253,823
Nishimatsuya Chain Co., Ltd. ..      16,866       203,338
Nitori Co., Ltd. ..............       6,150       348,480
Point, Inc. ...................       5,281       248,305
Right On Co., Ltd. ............          40           474
Sanrio Co., Ltd. ..............      16,905       147,421
Shimachu Co., Ltd. ............      10,000       300,899
United Arrows, Ltd. (c)........      16,929       107,491
USS Co., Ltd. .................       4,890       338,986
Xebio Co., Ltd. ...............      10,661       273,661
                                              -----------
                                                4,014,559
                                              -----------
TEXTILES, APPAREL & LUXURY GOODS -- 2.7%
Atsugi Co., Ltd. ..............     292,470       343,789
Daidoh, Ltd. ..................      25,311       299,811
Daiwabo Co., Ltd. .............         635         1,423
Gunze, Ltd. ...................      84,348       355,917
Sanyo Shokai, Ltd. ............      42,516       272,519
Seiko Corp. ...................      41,649       200,849
The Japan Wool Textile Co.,
  Ltd. ........................      43,170       382,104
Toyobo Co., Ltd. ..............     152,000       317,637
Unitika, Ltd. .................     252,084       248,196
                                              -----------
                                                2,422,245
                                              -----------
TRADING COMPANIES & DISTRIBUTORS -- 2.4%
Hanwa Co., Ltd. ...............     123,032       521,621
Inaba Denki Sangyo Co., Ltd. ..      13,463       415,245
Inabata & Co., Ltd. ...........      50,375       268,741
Iwatani International Corp. ...     130,422       347,233
MISUMI Group, Inc. (c).........      21,033       373,178
Okaya & Co., Ltd. .............      21,105       226,878
                                              -----------
                                                2,152,896
                                              -----------


See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------                ------       -----
TRANSPORTATION INFRASTRUCTURE -- 1.5%
Japan Airport Terminal Co.,
  Ltd. ........................      18,648   $   409,362
Mitsubishi Logistics Corp. ....      20,000       256,794
Mitsui-Soko Co., Ltd. .........      57,686       332,085
The Sumitomo Warehouse Co.,
  Ltd. ........................      68,563       323,063
                                              -----------
                                                1,321,304
                                              -----------
TOTAL COMMON STOCKS --
  (Cost $102,830,484)..........                88,127,899
                                              -----------
SHORT TERM INVESTMENTS -- 2.0%
UNITED STATES -- 2.0%
MONEY MARKET FUNDS -- 2.0%
State Street Navigator
  Securities
  Lending Prime
     Portfolio(d)(e)...........   1,747,945     1,747,945
STIC Prime Portfolio...........      15,188        15,188
                                              -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $1,763,133)............                 1,763,133
                                              -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $104,593,617)..........                89,891,032
OTHER ASSETS AND
  LIABILITIES -- 0.0% (B)......                    27,261
                                              -----------
NET ASSETS -- 100.0%...........               $89,918,293
                                              ===========




(a) Non-income producing security.
(b) Amount shown represents less than 0.05% of net assets.
(c) Security, or portion thereof, was on loan at March 31, 2008.
(d) Affiliated Fund managed by SSgA Funds Management, Inc.
(e) Investments of cash collateral for securities loaned.
(f) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.


See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


                                                                                          DJ
                                                                           DJ            EURO
                                                                        STOXX 50       STOXX 50
                                                                           ETF            ETF
                                                                      ------------   ------------
ASSETS
  Investments in unaffiliated issuers, at value* (Note 2)..........   $109,318,642    420,773,202
  Investments in affiliated issuers, at value (Note 2 and Note 3)..             --      7,015,981
                                                                      ------------   ------------
     Total Investments.............................................    109,318,642    427,789,183
  Foreign currency, at value.......................................        568,425        656,341
  Margin deposit on futures........................................             --             --
  Receivable for investments sold..................................        612,736             --
  Receivable for foreign taxes recoverable.........................        144,493        124,532
  Dividends receivable.............................................        711,817        142,482
                                                                      ------------   ------------
       TOTAL ASSETS................................................    111,356,113    428,712,538
                                                                      ------------   ------------
LIABILITIES
  Cash collateral for securities loaned............................             --      7,015,981
  Payable for variation margin on futures contracts................             --             --
  Due to sub-custodian.............................................             --             --
  Distributions payable............................................        842,933        433,544
  Deferred foreign taxes payable...................................             --             --
  Accrued advisory fee (Note 3)....................................        100,670        337,098
  Accrued trustees fees (Note 3)...................................          1,297          3,838
                                                                      ------------   ------------
       TOTAL LIABILITIES...........................................        944,900      7,790,461
                                                                      ------------   ------------
       NET ASSETS..................................................   $110,411,213   $420,922,077
                                                                      ============   ============
NET ASSETS REPRESENTED BY:
  Paid in capital (Note 4).........................................   $120,261,209   $421,220,009
  Undistributed (distributions in excess of) net investment
     income........................................................        424,261     (2,091,989)
  Accumulated net realized gain (loss) on investments, foreign
     currency transactions and futures.............................       (726,481)    (2,297,514)
  Net unrealized appreciation (depreciation) on:
     Investments (net of deferred foreign taxes of $0, $0, $77,088,
       $0, $27,838, $0, $0, $0, respectively)......................     (9,567,159)     4,073,597
     Foreign currency related transactions.........................         19,383         17,974
     Futures.......................................................             --             --
                                                                      ------------   ------------
       NET ASSETS..................................................   $110,411,213   $420,922,077
                                                                      ============   ============
NET ASSET VALUE PER SHARE
  Net asset value per share........................................   $      46.98   $      56.50
                                                                      ============   ============
  Shares outstanding (unlimited amount authorized, $0.01 par
     value)........................................................      2,350,199      7,450,459
                                                                      ============   ============
COST OF INVESTMENTS:
  Unaffiliated issuers.............................................   $118,885,801   $416,699,605
  Affiliated issuers...............................................             --      7,015,981
                                                                      ------------   ------------
  Total cost of investments........................................   $118,885,801   $423,715,586
                                                                      ============   ============
  Foreign currency, at cost........................................   $    566,648   $    654,286
                                                                      ============   ============




* Includes $0, $6,677,881, $1,854,560, $2,924,198, $1,462,277, $5,527,370,
  $5,734,161, $3,032,710, respectively, of investments in securities on loan, at value.



See accompanying notes to financial statements.

--------------------------------------------------------------------------------


        SPDR S&P          SPDR          SPDR S&P         SPDR          SPDR S&P        SPDR S&P
        EMERGING           S&P          EMERGING          S&P          EMERGING        EMERGING
      ASIA PACIFIC        CHINA         MARKETS         BRIC 40         EUROPE      LATIN AMERICA
           ETF             ETF            ETF             ETF            ETF             ETF
      ------------    ------------    -----------    ------------    -----------    -------------

       $88,422,889    $131,240,296    $39,576,210    $254,316,324    $86,699,571     $80,859,840
         1,900,768       2,992,520      1,501,596       5,641,816      5,984,951       3,109,370
       -----------    ------------    -----------    ------------    -----------     -----------
        90,323,657     134,232,816     41,077,806     259,958,140     92,684,522      83,969,210
         2,039,664          35,810      1,491,336           6,952             --         324,425
           876,130              --        499,558              --             --              --
                --              --             --              --             --          16,485
             2,722              --          1,275              --          2,556              --
            83,309          11,916        166,239         244,209         38,629         223,831
       -----------    ------------    -----------    ------------    -----------     -----------
        93,325,482     134,280,542     43,236,214     260,209,301     92,725,707      84,533,951
       -----------    ------------    -----------    ------------    -----------     -----------

         1,900,768       2,992,520      1,501,596       5,641,816      5,984,951       3,109,370
            11,480              --          6,860              --             --              --
                --              --             --              --        677,989              --
                --              --             --              --             --              --
            24,284              --         18,239              --             --              --
           145,411         218,707         70,619         268,424        125,488         104,899
               789           1,477            386           2,047            528             458
       -----------    ------------    -----------    ------------    -----------     -----------
         2,082,732       3,212,704      1,597,700       5,912,287      6,788,956       3,214,727
       -----------    ------------    -----------    ------------    -----------     -----------
       $91,242,750    $131,067,838    $41,638,514    $254,297,014    $85,936,751     $81,319,224
       ===========    ============    ===========    ============    ===========     ===========

       $99,219,214    $153,425,342    $38,972,175    $275,162,549    $89,879,882     $71,321,991
          (778,562)       (900,312)       113,958        (227,700)      (378,954)         49,739
        (1,029,888)        (22,696)      (193,023)     (1,324,867)      (613,743)       (129,601)

        (6,188,450)    (21,435,368)     2,758,930     (19,312,994)    (2,960,514)     10,066,731
            85,582             872         25,402              26         10,080          10,364
           (65,146)             --        (38,928)             --             --              --
       -----------    ------------    -----------    ------------    -----------     -----------
       $91,242,750    $131,067,838    $41,638,514    $254,297,014    $85,936,751     $81,319,224
       ===========    ============    ===========    ============    ===========     ===========

       $     76.04    $      68.98    $     69.40    $      27.64    $     61.38     $     81.32
       ===========    ============    ===========    ============    ===========     ===========
         1,200,000       1,900,000        600,000       9,200,000      1,400,000       1,000,000
       ===========    ============    ===========    ============    ===========     ===========

       $94,534,251    $152,675,664    $36,789,442    $273,629,318    $89,660,085     $70,793,109
         1,900,768       2,992,520      1,501,596       5,641,816      5,984,951       3,109,370
       -----------    ------------    -----------    ------------    -----------     -----------
       $96,435,019    $155,668,184    $38,291,038    $279,271,134    $95,645,036     $73,902,479
       ===========    ============    ===========    ============    ===========     ===========
       $ 1,954,045    $     35,198    $ 1,466,168           6,934    $  (687,554)    $   320,231
       ===========    ============    ===========    ============    ===========     ===========


SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


                                                                        SPDR S&P
                                                                        EMERGING         SPDR
                                                                     MIDDLE EAST &       S&P
                                                                         AFRICA      WORLD EX-US
                                                                          ETF            ETF
                                                                     -------------   -----------
ASSETS
  Investments in unaffiliated issuers, at value* (Note 2).........    $136,835,419   $17,772,545
  Investments in affiliated issuers, at value (Note 2 and Note
     3)...........................................................         456,826       514,977
                                                                      ------------   -----------
     Total Investments............................................     137,292,245    18,287,522
  Foreign currency, at value......................................         598,422        96,614
  Receivable for investments sold.................................              --            --
  Receivable for foreign taxes recoverable........................              --         7,164
  Dividends receivable............................................       1,805,994        73,340
                                                                      ------------   -----------
       TOTAL ASSETS...............................................     139,696,661    18,464,640
                                                                      ------------   -----------
LIABILITIES
  Cash collateral for securities loaned...........................         456,826       514,977
  Payable for investments purchased...............................         267,026            --
  Payable for fund shares repurchased in-kind.....................              --            --
  Due to sub-custodian............................................              --            --
  Distributions payable...........................................              --            --
  Deferred foreign taxes payable..................................              --            --
  Accrued advisory fee (Note 3)...................................         161,118        10,828
  Accrued trustees fees (Note 3)..................................             540           100
                                                                      ------------   -----------
       TOTAL LIABILITIES..........................................         885,510       525,905
                                                                      ------------   -----------
       NET ASSETS.................................................    $138,811,151   $17,938,735
                                                                      ============   ===========
NET ASSETS REPRESENTED BY:
  Paid in capital (Note 4)........................................    $149,404,161   $18,714,130
  Undistributed (distributions in excess of) net investment
     income.......................................................       2,263,311        88,852
  Accumulated net realized gain (loss) on investments and foreign
     currency transactions........................................        (198,095)        7,304
  Net unrealized appreciation (depreciation) on:
     Investments (net of deferred foreign taxes of $0, $0, $0,
       $40, $16,457, $0, $31,154, respectively)...................     (12,653,373)     (875,729)
     Foreign currency related transactions........................          (4,853)        4,178
                                                                      ------------   -----------
       NET ASSETS.................................................    $138,811,151   $17,938,735
                                                                      ============   ===========
NET ASSET VALUE PER SHARE
  Net asset value per share.......................................    $      63.10   $     29.90
                                                                      ============   ===========
  Shares outstanding (unlimited amount authorized, $0.01 par
     value).......................................................       2,200,000       600,000
                                                                      ============   ===========
COST OF INVESTMENTS:
  Unaffiliated issuers............................................    $149,488,792   $18,648,274
  Affiliated issuers..............................................         456,826       514,977
                                                                      ------------   -----------
  Total cost of investments.......................................    $149,945,618   $19,163,251
                                                                      ============   ===========
  Foreign currency, at cost.......................................    $    601,497   $    93,237
                                                                      ============   ===========




* Includes $443,718, $490,967, $11,050,464, $0, $16,230,857, $6,552,918,
  $10,583,663, respectively, of investments in securities on loan, at value.



See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                                            SPDR DJ           SPDR FTSE/
         SPDR S&P         SPDR S&P         WILSHIRE           MACQUARIE            SPDR
      INTERNATIONAL    INTERNATIONAL     INTERNATIONAL          GLOBAL           MSCI ACWI
        SMALL CAP         DIVIDEND        REAL ESTATE     INFASTRUCTURE 100        EX-US
           ETF              ETF               ETF                ETF                ETF
      -------------    -------------    --------------    -----------------    ------------

       $298,872,461     $14,606,444     $  971,189,321       $71,757,704        231,733,692
         11,624,028              --         17,100,815         6,708,909         11,031,206
       ------------     -----------     --------------       -----------       ------------
        310,496,489      14,606,444        988,290,136        78,466,613        242,764,898
          5,357,655          57,843          1,378,627           525,956          1,164,901
                 99           7,249                 --                --                 --
             20,892              --            226,641            15,299             65,332
          1,451,304         102,016          3,605,452           134,497          1,069,725
       ------------     -----------     --------------       -----------       ------------
        317,326,439      14,773,552        993,500,856        79,142,365        245,064,856
       ------------     -----------     --------------       -----------       ------------

         11,624,028              --         17,100,815         6,708,909         11,031,206
                 --              --                 --                --             39,006
                 --              --                 --                --            523,329
             43,258              --            683,902                --                 --
                 --         185,576          5,236,332                --                 --
                 --              40             16,457                --             31,154
            420,269           5,856          1,400,204           107,977            211,974
              1,583              52              7,886               493              1,636
       ------------     -----------     --------------       -----------       ------------
         12,089,138         191,524         24,445,596         6,817,379         11,838,305
       ------------     -----------     --------------       -----------       ------------
       $305,237,301     $14,582,028     $  969,055,260       $72,324,986       $233,226,551
       ============     ===========     ==============       ===========       ============

       $333,108,405      14,428,977     $1,181,104,348       $73,955,442       $256,140,697
          1,039,760         (34,300)        (1,392,578)         (196,528)        (1,130,012)
          1,030,361         (29,633)       (13,517,284)          (10,774)        (1,384,015)

        (30,013,103)        217,350       (197,202,168)       (1,429,832)       (20,417,485)
             71,878            (366)            62,942             6,678             17,366
       ------------     -----------     --------------       -----------       ------------
       $305,237,301     $14,582,028     $  969,055,260       $72,324,986       $233,226,551
       ============     ===========     ==============       ===========       ============

       $      31.80     $     72.91     $        52.62       $     55.63       $      37.62
       ============     ===========     ==============       ===========       ============
          9,600,000         200,000         18,416,959         1,300,000          6,200,000
       ============     ===========     ==============       ===========       ============

       $328,885,564     $14,389,054     $1,168,375,032       $73,187,536       $252,120,023
         11,624,028              --         17,100,815         6,708,909         11,031,206
       ------------     -----------     --------------       -----------       ------------
       $340,509,592     $14,389,054     $1,185,475,847       $79,896,445       $263,151,229
       ============     ===========     ==============       ===========       ============
       $  5,289,758     $    57,946     $    1,375,176       $   520,502       $  1,151,754
       ============     ===========     ==============       ===========       ============


SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


                                                                       SPDR              SPDR
                                                                  RUSSELL/NOMURA    RUSSELL/NOMURA
                                                                    PRIME JAPAN    SMALL CAP JAPAN
                                                                        ETF              ETF
                                                                  --------------   ---------------
ASSETS
  Investments in unaffiliated issuers, at value* (Note 2)......     $37,292,170      $ 88,143,087
  Investments in affiliated issuers, at value (Note 2 and Note
     3)........................................................         748,615         1,747,945
                                                                    -----------      ------------
     Total Investments.........................................      38,040,785        89,891,032
  Foreign currency, at value...................................         231,478           967,672
  Receivable for investments sold..............................              --            73,445
  Dividends receivable.........................................         323,953           853,902
                                                                    -----------      ------------
       TOTAL ASSETS............................................      38,596,216        91,786,051
                                                                    -----------      ------------
LIABILITIES
  Cash collateral for securities loaned........................         748,615         1,747,945
  Due to custodian.............................................          70,948                --
  Accrued advisory fee (Note 3)................................          66,320           119,027
  Accrued trustees fees (Note 3)...............................             840               786
                                                                    -----------      ------------
       TOTAL LIABILITIES.......................................         886,723         1,867,758
                                                                    -----------      ------------
       NET ASSETS..............................................     $37,709,493      $ 89,918,293
                                                                    ===========      ============
NET ASSETS REPRESENTED BY:
  Paid in capital (Note 4).....................................     $41,213,590      $106,337,252
  Undistributed (distributions in excess of) net investment
     income....................................................         161,730           653,119
  Accumulated net realized gain (loss) on investments and
     foreign currency transactions.............................        (281,983)       (2,426,653)
  Net unrealized appreciation (depreciation) on:
     Investments...............................................      (3,400,974)      (14,702,585)
     Foreign currency related transactions.....................          17,130            57,160
                                                                    -----------      ------------
       NET ASSETS..............................................     $37,709,493      $ 89,918,293
                                                                    ===========      ============
NET ASSET VALUE PER SHARE
  Net asset value per share....................................     $     47.14      $      42.82
                                                                    ===========      ============
  Shares outstanding (unlimited amount authorized, $0.01 par
     value)....................................................         800,000         2,100,025
                                                                    ===========      ============
COST OF INVESTMENTS:
  Unaffiliated issuers.........................................     $40,693,144      $102,845,672
  Affiliated issuers...........................................         748,615         1,747,945
                                                                    -----------      ------------
  Total cost of investments....................................     $41,441,759      $104,593,617
                                                                    ===========      ============
  Foreign currency, at cost....................................     $   214,486      $    920,700
                                                                    ===========      ============




* Includes $710,833, $1,661,102, respectively, of investments in securities on loan, at value.



See accompanying notes to financial statements.

                      (This page intentionally left blank)

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------



                                                                        DJ           DJ EURO
                                                                     STOXX 50       STOXX 50
                                                                        ETF            ETF
                                                                   ------------   ------------
INVESTMENT INCOME
  Dividends (Note 2).............................................  $  2,132,278   $  2,837,570
  Interest (Note 2)..............................................           512            442
  Unaffiliated securities lending -- net (Note 8)................        17,143         87,050
  Affiliated securities lending -- net (Note 3 and Note 8).......            --          3,929
  Foreign taxes withheld.........................................      (134,809)      (425,260)
                                                                   ------------   ------------
     TOTAL INVESTMENT INCOME.....................................     2,015,124      2,503,731
                                                                   ------------   ------------
EXPENSES
  Advisory fee (Note 3)..........................................       232,034        705,242
  Trustee fees and expenses (Note 3).............................         2,760          7,629
  Miscellaneous expenses.........................................            25             --
                                                                   ------------   ------------
     TOTAL EXPENSES BEFORE WAIVERS...............................       234,819        712,871
  Expenses waived by Adviser (Note 3)............................            --             --
                                                                   ------------   ------------
  NET EXPENSES...................................................       234,819        712,871
                                                                   ------------   ------------
  NET INVESTMENT INCOME (LOSS)...................................     1,780,305      1,790,860
                                                                   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
     Investments and foreign currency transactions...............     5,588,491     17,478,249
     Futures.....................................................            --             --
  Net change in unrealized appreciation (depreciation) on:
     Investments and foreign currency transactions (net of
       deferred foreign taxes of $0, $0, $77,088, $0, $27,838,
       $0, $0, $0, respectively).................................   (26,419,853)   (61,668,132)
     Futures.....................................................            --             --
                                                                   ------------   ------------
     NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
       FOREIGN CURRENCY TRANSACTIONS AND FUTURES.................   (20,831,362)   (44,189,883)
                                                                   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..  $(19,051,057)  $(42,399,023)
                                                                   ============   ============






See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                                                                                SPDR S&P
        SPDR S&P                      SPDR S&P                     SPDR S&P     EMERGING
        EMERGING       SPDR S&P       EMERGING      SPDR S&P       EMERGING       LATIN
      ASIA PACIFIC       CHINA        MARKETS        BRIC 40        EUROPE       AMERICA
           ETF            ETF           ETF            ETF           ETF           ETF
      ------------   ------------   -----------   ------------   -----------   ----------

      $    435,293   $    292,627   $   484,745   $  1,236,736   $   100,139   $  800,015
             9,038            246         7,587             --            --           --
                --             --            --             --            --           --
             2,499          2,037         1,957         11,369        10,090        6,064
           (34,548)            --       (26,326)      (107,549)       (7,550)     (55,542)
      ------------   ------------   -----------   ------------   -----------   ----------
           412,282        294,910       467,963      1,140,556       102,679      750,537
      ------------   ------------   -----------   ------------   -----------   ----------

           294,137        532,542       144,228        656,017       209,362      181,653
             1,671          3,332           831          4,236         1,024          928
               316             --           489             --            --        8,395
      ------------   ------------   -----------   ------------   -----------   ----------
           296,124        535,874       145,548        660,253       210,386      190,976
                --             --            --       (132,404)           --           --
      ------------   ------------   -----------   ------------   -----------   ----------
           296,124        535,874       145,548        527,849       210,386      190,976
      ------------   ------------   -----------   ------------   -----------   ----------
           116,158       (240,964)      322,415        612,707      (107,707)     559,561
      ------------   ------------   -----------   ------------   -----------   ----------


         2,340,998     (1,765,379)    1,322,252       (571,491)     (613,743)    (129,601)
          (589,232)            --       (82,595)            --            --           --


       (18,178,803)   (56,865,134)   (4,740,834)   (37,238,452)   (6,884,514)   1,141,656
           (65,146)            --      (100,680)            --            --           --
      ------------   ------------   -----------   ------------   -----------   ----------

       (16,492,183)   (58,630,513)   (3,601,857)   (37,809,943)   (7,498,257)   1,012,055
      ------------   ------------   -----------   ------------   -----------   ----------
      $(16,376,025)  $(58,871,477)  $(3,279,442)  $(37,197,236)  $(7,605,964)  $1,571,616
      ============   ============   ===========   ============   ===========   ==========


SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


                                                                    SPDR S&P
                                                                    EMERGING         SPDR
                                                                 MIDDLE EAST &       S&P
                                                                     AFRICA      WORLD EX-US
                                                                      ETF            ETF
                                                                 -------------   -----------
INVESTMENT INCOME
  Dividends (Note 2)...........................................   $  3,293,999   $   187,169
  Interest (Note 2)............................................            595           104
  Affiliated securities lending -- net (Note 3 and Note 8).....            269           399
  Foreign taxes withheld.......................................        (48,180)      (12,023)
                                                                  ------------   -----------
     TOTAL INVESTMENT INCOME...................................      3,246,683       175,649
                                                                  ------------   -----------
EXPENSES
  Advisory fee (Note 3)........................................        232,858        22,420
  Trustee fees and expenses (Note 3)...........................            968           227
  Miscellaneous expenses.......................................            296           684
                                                                  ------------   -----------
  TOTAL EXPENSES...............................................        234,122        23,331
                                                                  ------------   -----------
  NET INVESTMENT INCOME (LOSS).................................      3,012,561       152,318
                                                                  ------------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
     Investments and foreign currency transactions.............       (121,370)       32,545
  Net change in unrealized appreciation (depreciation) on:
     Investments and foreign currency transactions (net of
       deferred foreign taxes of $0, $0, $0, $0, $40, $16,457,
       $0, $31,154, $0, $0, respectively)......................    (14,738,798)   (1,291,756)
                                                                  ------------   -----------
     NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
       FOREIGN CURRENCY TRANSACTIONS...........................    (14,860,168)   (1,259,211)
                                                                  ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...................................................   $(11,847,607)  $(1,106,893)
                                                                  ============   ===========




--------

* For the period February 12, 2008 (commencement of operations) to March 31,
2008.



See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                                         SPDR DJ             SPDR                                              SPDR
         SPDR S&P        SPDR S&P        WILSHIRE       FTSE/MACQUARIE        SPDR            SPDR        RUSSELL/NOMURA
      INTERNATIONAL   INTERNATIONAL   INTERNATIONAL         GLOBAL          MSCI ACWI    RUSSELL/NOMURA      SMALL CAP
        SMALL CAP        DIVIDEND      REAL ESTATE    INFASTRUCTURE 100       EX-US        PRIME JAPAN         JAPAN
           ETF             ETF*            ETF               ETF               ETF             ETF              ETF
      -------------   -------------   -------------   -----------------   ------------   --------------   --------------

       $  3,036,898      $169,394     $  19,432,395      $   680,686      $  2,867,437     $   437,957     $    995,683
              3,579            --             8,600              786             2,680              20               --
             16,389            --            52,017            4,189            12,798              40              270
           (222,254)      (12,210)       (2,265,864)         (35,659)         (175,937)        (30,406)         (69,116)
       ------------      --------     -------------      -----------      ------------     -----------     ------------
          2,834,612       157,184        17,227,148          650,002         2,706,978         407,611          926,837
       ------------      --------     -------------      -----------      ------------     -----------     ------------

            649,232         5,856         2,966,455          191,785           370,653         243,905          271,893
              2,919            52            17,381              981             3,267           1,879            1,825
                117            --             5,594               --               117              97               --
       ------------      --------     -------------      -----------      ------------     -----------     ------------
            652,268         5,908         2,989,430          192,766           374,037         245,881          273,718
       ------------      --------     -------------      -----------      ------------     -----------     ------------
          2,182,344       151,276        14,237,718          457,236         2,332,941         161,730          653,119
       ------------      --------     -------------      -----------      ------------     -----------     ------------


          3,685,724       (29,633)      (15,009,658)         157,791         1,896,895       4,102,667       (5,442,307)


        (31,274,663)      216,984      (178,827,805)      (4,117,250)      (30,707,402)     (9,875,337)      (5,762,460)
       ------------      --------     -------------      -----------      ------------     -----------     ------------

        (27,588,939)      187,351      (193,837,463)      (3,959,459)      (28,810,507)     (5,772,670)     (11,204,767)
       ------------      --------     -------------      -----------      ------------     -----------     ------------
       $(25,406,595)     $338,627     $(179,599,745)     $(3,502,223)     $(26,477,566)    $(5,610,940)    $(10,551,648)
       ============      ========     =============      ===========      ============     ===========     ============


SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                                                DJ
                                                                           STOXX 50 ETF
                                                                   ---------------------------
                                                                      FOR THE
                                                                    SIX MONTHS
                                                                       ENDED         FOR THE
                                                                     3/31/2008     YEAR ENDED
                                                                    (UNAUDITED)     9/30/2007
                                                                   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)...................................  $  1,780,305   $  4,251,793
  Net realized gain (loss) on investments, foreign currency
     transactions and futures....................................     5,588,491     16,740,607
  Net change in unrealized appreciation (depreciation) on
     investments, foreign currency transactions and futures......   (26,419,853)     6,510,669
                                                                   ------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS..................................................   (19,051,057)    27,503,069
                                                                   ------------   ------------
  Net equalization credits and charges...........................      (305,205)       (69,157)
                                                                   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..........................................    (1,471,229)    (4,189,162)
  Net realized gains.............................................    (1,037,078)        (9,632)
                                                                   ------------   ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS............................    (2,508,307)    (4,198,794)
                                                                   ------------   ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares...........................    21,608,751    150,278,141
  Net proceeds from the reinvestment of shares issued............         1,047          4,893
  Cost of shares redeemed........................................   (74,895,305)   (59,506,527)
  Net income equalization........................................       305,205         69,157
                                                                   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM BENEFICIAL INTEREST
  TRANSACTIONS...................................................   (52,980,302)    90,845,664
                                                                   ------------   ------------
  Net increase (decrease) in net assets during the period........   (74,844,871)   114,080,782
  Net assets at beginning of period..............................   185,256,084     71,175,302
                                                                   ------------   ------------
NET ASSETS END OF PERIOD (1).....................................  $110,411,213   $185,256,084
                                                                   ============   ============
SHARES OF BENEFICIAL INTEREST:
  Shares sold....................................................       400,000      3,050,000
  Shares issued to shareholders from reinvestment of
     distributions...............................................            20             97
  Shares redeemed................................................    (1,500,000)    (1,200,000)
                                                                   ------------   ------------
  NET INCREASE (DECREASE)........................................    (1,099,980)     1,850,097
                                                                   ============   ============
(1) Including undistributed (distribution in excess of) net
  investment income..............................................  $    424,261   $    115,185
                                                                   ============   ============




--------

* Commencement of operations



See accompanying notes to financial statements.

--------------------------------------------------------------------------------




                                              SPDR S&P
                                              EMERGING                      SPDR S&P
                   DJ                       ASIA PACIFIC                     CHINA
            EURO STOXX 50 ETF                    ETF                          ETF
      ----------------------------   --------------------------   ---------------------------
         FOR THE                        FOR THE                      FOR THE
       SIX MONTHS                     SIX MONTHS      FOR THE      SIX MONTHS       FOR THE
          ENDED         FOR THE          ENDED         PERIOD         ENDED         PERIOD
        3/31/2008      YEAR ENDED      3/31/2008    3/20/2007*-     3/31/2008     3/20/2007*-
       (UNAUDITED)     9/30/2007      (UNAUDITED)    9/30/2007     (UNAUDITED)     9/30/2007
      ------------   -------------   ------------   -----------   ------------   ------------

      $  1,790,860   $  12,365,738   $    116,158   $   483,032   $   (240,964)  $    653,582
        17,478,249      38,971,201      1,751,766        52,164     (1,765,379)           992

       (61,668,132)     43,937,804    (18,243,949)   12,075,935    (56,865,134)    35,430,638
      ------------   -------------   ------------   -----------   ------------   ------------
       (42,399,023)     95,274,743    (16,376,025)   12,611,131    (58,871,477)    36,085,212
      ------------   -------------   ------------   -----------   ------------   ------------
            85,802       2,701,464        750,591       411,243        655,552        490,966
      ------------   -------------   ------------   -----------   ------------   ------------

        (1,837,184)    (15,108,265)    (1,340,743)           --     (1,313,924)            --
        (7,520,932)             --       (145,430)           --             --             --
      ------------   -------------   ------------   -----------   ------------   ------------
        (9,358,116)    (15,108,265)    (1,486,173)           --     (1,313,924)            --
      ------------   -------------   ------------   -----------   ------------   ------------

        58,131,013     326,768,376     63,214,801    48,808,406    121,452,926     86,554,003
             6,819          12,731             --            --             --             --
       (69,999,587)   (156,271,445)   (15,529,390)           --    (52,838,902)            --
           (85,802)     (2,701,464)      (750,591)     (411,243)      (655,552)      (490,966)
      ------------   -------------   ------------   -----------   ------------   ------------
       (11,947,557)    167,808,198     46,934,820    48,397,163     67,958,472     86,063,037
      ------------   -------------   ------------   -----------   ------------   ------------
       (63,618,894)    250,676,140     29,823,213    61,419,537      8,428,623    122,639,215
       484,540,971     233,864,831     61,419,537            --    122,639,215             --
      ------------   -------------   ------------   -----------   ------------   ------------
      $420,922,077   $ 484,540,971   $ 91,242,750   $61,419,537   $131,067,838   $122,639,215
      ============   =============   ============   ===========   ============   ============

           900,000       5,750,000        700,000       700,000      1,200,000      1,300,000
               110             216             --            --             --             --
        (1,250,000)     (2,700,000)      (200,000)           --       (600,000)            --
      ------------   -------------   ------------   -----------   ------------   ------------
          (349,890)      3,050,216        500,000       700,000        600,000      1,300,000
      ============   =============   ============   ===========   ============   ============
      $ (2,091,989)  $  (2,045,665)  $   (778,562)  $   446,023   $   (900,312)  $    654,576
      ============   =============   ============   ===========   ============   ============


SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------

                                                                            SPDR S&P
                                                                            EMERGING
                                                                            MARKETS
                                                                              ETF
                                                                   -------------------------
                                                                     FOR THE
                                                                    SIX MONTHS     FOR THE
                                                                      ENDED         PERIOD
                                                                    3/31/2008    3/20/2007*-
                                                                   (UNAUDITED)    9/30/2007
                                                                   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)...................................  $   322,415   $   280,047
  Net realized gain (loss) on investments, foreign currency
     transactions and futures....................................    1,239,657       348,605
  Net change in unrealized appreciation (depreciation) on
     investments, foreign currency transactions and futures......   (4,841,514)    7,586,918
                                                                   -----------   -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS..................................................   (3,279,442)    8,215,570
                                                                   -----------   -----------
  Net equalization credits and charges...........................       49,720       222,753
                                                                   -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..........................................     (458,445)           --
  Net realized gains.............................................     (520,820)           --
                                                                   -----------   -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS............................     (979,265)           --
                                                                   -----------   -----------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares...........................    7,835,160    36,909,262
  Net proceeds from the reinvestment of shares issued............           --            --
  Cost of shares redeemed........................................   (7,062,771)           --
  Net income equalization                                              (49,720)     (222,753)
                                                                   -----------   -----------
NET INCREASE IN NET ASSETS FROM BENEFICIAL INTEREST
  TRANSACTIONS...................................................      722,669    36,686,509
                                                                   -----------   -----------
  Net increase (decrease) in net assets during the period........   (3,486,318)   45,124,832
  Net assets at beginning of period..............................   45,124,832            --
                                                                   -----------   -----------
NET ASSETS END OF PERIOD (1).....................................  $41,638,514   $45,124,832
                                                                   ===========   ===========
SHARES OF BENEFICIAL INTEREST:
  Shares sold....................................................      100,000       600,000
  Shares issued to shareholders from reinvestment of
     distributions...............................................           --            --
  Shares redeemed................................................     (100,000)           --
                                                                   -----------   -----------
  NET INCREASE...................................................           --       600,000
                                                                   ===========   ===========
(1) Including undistributed (distribution in excess of) net
  investment income..............................................  $   113,958   $   249,988
                                                                   ===========   ===========




--------

* Commencement of operations



See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                             SPDR S&P                    SPDR S&P
                                             EMERGING                    EMERGING
                SPDR S&P                      EUROPE                  LATIN AMERICA
              BRIC 40 ETF                      ETF                         ETF
      ---------------------------   -------------------------   -------------------------
         FOR THE                      FOR THE                     FOR THE
       SIX MONTHS       FOR THE      SIX MONTHS     FOR THE      SIX MONTHS     FOR THE
          ENDED         PERIOD         ENDED         PERIOD        ENDED         PERIOD
        3/31/2008     6/19/2007*-    3/31/2008    3/20/2007*-    3/31/2008    3/20/2007*-
       (UNAUDITED)     9/30/2007    (UNAUDITED)    9/30/2007    (UNAUDITED)    9/30/2007
      ------------   ------------   -----------   -----------   -----------   -----------

      $    612,707   $    364,217   $  (107,707)  $   145,400   $   559,561   $   299,412
          (571,491)           397      (613,743)       21,686      (129,601)      (11,036)

       (37,238,452)    17,925,484    (6,884,514)    3,934,080     1,141,656     8,935,439
      ------------   ------------   -----------   -----------   -----------   -----------
       (37,197,236)    18,290,098    (7,605,964)    4,101,166     1,571,616     9,223,815
      ------------   ------------   -----------   -----------   -----------   -----------
           564,518        307,570       366,750       235,319       301,298        65,402
      ------------   ------------   -----------   -----------   -----------   -----------

        (1,205,021)            --      (404,230)           --      (761,665)           --
                --             --       (34,103)           --       (36,533)           --
      ------------   ------------   -----------   -----------   -----------   -----------
        (1,205,021)            --      (438,333)           --      (798,198)           --
      ------------   ------------   -----------   -----------   -----------   -----------

       188,254,658    138,631,387    55,239,886    34,639,996    41,301,963    30,020,028
                --             --            --            --            --            --
       (52,476,872)            --            --            --            --            --
          (564,518)      (307,570)     (366,750)     (235,319)     (301,298)      (65,402)
      ------------   ------------   -----------   -----------   -----------   -----------
       135,213,268    138,323,817    54,873,136    34,404,677    41,000,665    29,954,626
      ------------   ------------   -----------   -----------   -----------   -----------
        97,375,529    156,921,485    47,195,589    38,741,162    42,075,381    39,243,843
       156,921,485             --    38,741,162            --    39,243,843            --
      ------------   ------------   -----------   -----------   -----------   -----------
      $254,297,014   $156,921,485   $85,936,751   $38,741,162   $81,319,224   $39,243,843
      ============   ============   ===========   ===========   ===========   ===========

         5,800,000      5,200,000       800,000       600,000       500,000       500,000
                --             --            --            --            --            --
        (1,800,000)            --            --            --            --            --
      ------------   ------------   -----------   -----------   -----------   -----------
         4,000,000      5,200,000       800,000       600,000       500,000       500,000
      ============   ============   ===========   ===========   ===========   ===========
      $   (227,700)  $    364,614   $  (378,954)  $   132,983   $    49,739   $   251,843
      ============   ============   ===========   ===========   ===========   ===========


SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------

                                                                            SPDR S&P
                                                                            EMERGING
                                                                           MIDDLE EAST
                                                                            & AFRICA
                                                                               ETF
                                                                   --------------------------
                                                                      FOR THE
                                                                    SIX MONTHS      FOR THE
                                                                       ENDED         PERIOD
                                                                     3/31/2008    3/20/2007*-
                                                                    (UNAUDITED)    9/30/2007
                                                                   ------------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income..........................................  $  3,012,561   $   279,477
  Net realized gain (loss) on investments, foreign currency
     transactions and futures....................................      (121,370)       10,295
  Net change in unrealized appreciation (depreciation) on
     investments and foreign currency transactions...............   (14,738,798)    2,080,572
                                                                   ------------   -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS..................................................   (11,847,607)    2,370,344
                                                                   ------------   -----------
  Net equalization credits and charges...........................       940,157        66,796
                                                                   ------------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..........................................    (1,015,292)           --
  Net realized gains.............................................      (100,455)           --
                                                                   ------------   -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS............................    (1,115,747)           --
                                                                   ------------   -----------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares...........................   124,322,748    25,081,413
  Net proceeds from the reinvestment of shares issued............            --            --
  Cost of shares redeemed........................................            --            --
  Net income equalization........................................      (940,157)      (66,796)
                                                                   ------------   -----------
NET INCREASE IN NET ASSETS FROM BENEFICIAL INTEREST
  TRANSACTIONS...................................................   123,382,591    25,014,617
                                                                   ------------   -----------
  Net increase (decrease) in net assets during the period........   111,359,394    27,451,757
  Net assets at beginning of period..............................    27,451,757            --
                                                                   ------------   -----------
NET ASSETS END OF PERIOD (1).....................................  $138,811,151   $27,451,757
                                                                   ============   ===========
SHARES OF BENEFICIAL INTEREST:
  Shares sold....................................................     1,800,000       400,000
  Shares issued to shareholders from reinvestment of
     distributions...............................................            --            --
  Shares redeemed................................................            --            --
                                                                   ------------   -----------
NET INCREASE.....................................................     1,800,000       400,000
                                                                   ============   ===========
(1) Including undistributed (distribution in excess of) net
  investment income..............................................  $  2,263,311   $   266,042
                                                                   ============   ===========



--------

* Commencement of operations



See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                                                                            SPDR DJ
                                            SPDR S&P               SPDR S&P                 WILSHIRE
               SPDR S&P                  INTERNATIONAL          INTERNATIONAL            INTERNATIONAL
             WORLD EX-US                   SMALL CAP               DIVIDEND               REAL ESTATE
                 ETF                          ETF                    ETF                      ETF
      -------------------------   ---------------------------   -------------   -------------------------------
        FOR THE                      FOR THE                       FOR THE          FOR THE
       SIX MONTHS     FOR THE      SIX MONTHS       FOR THE         PERIOD        SIX MONTHS         FOR THE
         ENDED         PERIOD         ENDED         PERIOD       2/12/2008*-         ENDED           PERIOD
       3/31/2008    4/20/2007*-     3/31/2008     4/20/2007*-     3/31/2008        3/31/2008      12/15/2006*-
      (UNAUDITED)    9/30/2007     (UNAUDITED)     9/30/2007     (UNAUDITED)      (UNAUDITED)       9/30/2007
      -----------   -----------   ------------   ------------   -------------   --------------   --------------

      $   152,318   $   170,239   $  2,182,344   $    507,306    $   151,276    $   14,237,718   $   16,421,890
           32,545         4,462      3,685,724        127,420        (29,633)      (15,009,658)      (6,626,202)

       (1,291,756)      420,205    (31,274,663)     1,333,438        216,984      (178,827,805)     (18,311,421)
      -----------   -----------   ------------   ------------    -----------    --------------   --------------
       (1,106,893)      594,906    (25,406,595)     1,968,164        338,627      (179,599,745)      (8,515,733)
      -----------   -----------   ------------   ------------    -----------    --------------   --------------
           21,062            --      1,093,696        408,647         70,485             5,954        3,864,004
      -----------   -----------   ------------   ------------    -----------    --------------   --------------

         (228,453)           --     (1,646,829)            --       (185,576)      (13,276,591)     (19,239,701)
          (34,955)           --     (2,785,844)            --             --                --               --
      -----------   -----------   ------------   ------------    -----------    --------------   --------------
         (263,408)           --     (4,432,673)            --       (185,576)      (13,276,591)     (19,239,701)
      -----------   -----------   ------------   ------------    -----------    --------------   --------------

        5,688,130    13,026,000    224,960,463    108,147,942     14,428,977       141,075,619    1,138,413,796
               --            --             --             --             --           492,336          567,472
               --            --             --             --             --       (90,862,193)              --
          (21,062)           --     (1,093,696)      (408,647)       (70,485)           (5,954)      (3,864,004)
      -----------   -----------   ------------   ------------    -----------    --------------   --------------
        5,667,068    13,026,000    223,866,767    107,739,295     14,358,492        50,699,808    1,135,117,264
      -----------   -----------   ------------   ------------    -----------    --------------   --------------
        4,317,829    13,620,906    195,121,195    110,116,106     14,582,028      (142,170,574)   1,111,225,834
       13,620,906            --    110,116,106             --             --     1,111,225,834               --
      -----------   -----------   ------------   ------------    -----------    --------------   --------------
      $17,938,735   $13,620,906   $305,237,301   $110,116,106    $14,582,028    $  969,055,260   $1,111,225,834
      ===========   ===========   ============   ============    ===========    ==============   ==============

          200,000       400,000      6,600,000      3,000,000        200,000         2,600,000       17,400,000
               --            --             --             --             --             8,042            8,917
               --            --             --             --             --        (1,600,000)              --
      -----------   -----------   ------------   ------------    -----------    --------------   --------------
          200,000       400,000      6,600,000      3,000,000        200,000         1,008,042       17,408,917
      ===========   ===========   ============   ============    ===========    ==============   ==============
      $    88,852   $   164,987   $  1,039,760   $    504,245    $   (34,300)   $   (1,392,578)  $   (2,353,705)
      ===========   ===========   ============   ============    ===========    ==============   ==============


SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------

                                                                              SPDR
                                                                         FTSE/MACQUARIE
                                                                    GLOBAL INFASTRUCTURE 100
                                                                              ETF
                                                                   -------------------------
                                                                     FOR THE
                                                                    SIX MONTHS     FOR THE
                                                                      ENDED         PERIOD
                                                                    3/31/2008    1/25/2007*-
                                                                   (UNAUDITED)    9/30/2007
                                                                   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)...................................  $   457,236   $   452,197
  Net realized gain (loss) on investments, foreign currency
     transactions and futures....................................      157,791        94,262
  Net change in unrealized appreciation (depreciation) on
     investments and foreign currency transactions...............   (4,117,250)    2,694,096
                                                                   -----------   -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS..................................................   (3,502,223)    3,240,555
                                                                   -----------   -----------
  Net equalization credits and charges...........................      455,576       276,629
                                                                   -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..........................................   (1,125,385)           --
  Net realized gains.............................................     (243,403)           --
                                                                   -----------   -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS............................   (1,368,788)           --
                                                                   -----------   -----------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares...........................   31,054,461    42,900,981
  Net proceeds from the reinvestment of shares issued............           --            --
  Cost of shares redeemed........................................           --            --
  Net income equalization........................................     (455,576)     (276,629)
                                                                   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM BENEFICIAL INTEREST
  TRANSACTIONS...................................................   30,598,885    42,624,352
                                                                   -----------   -----------
  Net increase (decrease) in net assets during the period........   26,183,450    46,141,536
  Net assets at beginning of period..............................   46,141,536            --
                                                                   -----------   -----------
NET ASSETS END OF PERIOD (1).....................................  $72,324,986   $46,141,536
                                                                   ===========   ===========
SHARES OF BENEFICIAL INTEREST:
  Shares sold....................................................      500,000       800,000
  Shares issued to shareholders from reinvestment of
     distributions...............................................           --            --
  Shares redeemed................................................           --            --
                                                                   -----------   -----------
NET INCREASE (DECREASE)..........................................      500,000       800,000
                                                                   ===========   ===========
(1) Including undistributed (distribution in excess of) net
  investment income..............................................  $  (196,528)  $   471,621
                                                                   ===========   ===========




--------

* Commencement of operations



See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                  SPDR                          SPDR                           SPDR
               MSCI ACWI                   RUSSELL/NOMURA                 RUSSELL/NOMURA
                 EX-US                       PRIME JAPAN                 SMALL CAP JAPAN
                  ETF                            ETF                           ETF
      ---------------------------   ----------------------------   ---------------------------
         FOR THE                       FOR THE                        FOR THE
       SIX MONTHS       FOR THE       SIX MONTHS       FOR THE      SIX MONTHS       FOR THE
          ENDED         PERIOD          ENDED          PERIOD          ENDED         PERIOD
        3/31/2008     1/10/2007*-     3/31/2008      11/9/2006*-     3/31/2008     11/9/2006*-
       (UNAUDITED)     9/30/2007     (UNAUDITED)      9/30/2007     (UNAUDITED)     9/30/2007
      ------------   ------------   -------------   ------------   ------------   ------------

      $  2,332,941   $  1,315,835   $     161,730   $  2,098,585   $    653,119   $  1,191,067
         1,896,895        114,100       4,102,667        125,675     (5,442,307)    (8,155,363)

       (30,707,402)    10,307,283      (9,875,337)     6,491,493     (5,762,460)    (8,882,965)
      ------------   ------------   -------------   ------------   ------------   ------------
       (26,477,566)    11,737,218      (5,610,940)     8,715,753    (10,551,648)   (15,847,261)
      ------------   ------------   -------------   ------------   ------------   ------------
         2,487,204        658,602        (952,984)            --       (278,733)       (56,443)
      ------------   ------------   -------------   ------------   ------------   ------------

        (4,783,573)            --      (2,031,837)        (1,530)    (1,188,740)       (17,720)
          (347,849)            --        (190,893)            --             --             --
      ------------   ------------   -------------   ------------   ------------   ------------
        (5,131,422)            --      (2,222,730)        (1,530)    (1,188,740)       (17,720)
      ------------   ------------   -------------   ------------   ------------   ------------

       159,715,354    115,953,647              --    259,677,426             --    196,611,332
                --             --              --             --          1,095             --
       (22,570,680)            --    (222,848,486)            --    (36,037,313)   (43,051,452)
        (2,487,204)      (658,602)        952,984             --        278,733         56,443
      ------------   ------------   -------------   ------------   ------------   ------------
       134,657,470    115,295,045    (221,895,502)   259,677,426    (35,757,485)   153,616,323
      ------------   ------------   -------------   ------------   ------------   ------------
       105,535,686    127,690,865    (230,682,156)   268,391,649    (47,776,606)   137,694,899
       127,690,865             --     268,391,649             --    137,694,899             --
      ------------   ------------   -------------   ------------   ------------   ------------
      $233,226,551   $127,690,865   $  37,709,493   $268,391,649   $ 89,918,293   $137,694,899
      ============   ============   =============   ============   ============   ============

         3,800,000      3,000,000              --      4,800,000             --      3,750,000
                --             --              --             --             25             --
          (600,000)            --      (4,000,000)            --       (750,000)      (900,000)
      ------------   ------------   -------------   ------------   ------------   ------------
         3,200,000      3,000,000      (4,000,000)     4,800,000       (749,975)     2,850,000
      ============   ============   =============   ============   ============   ============
      $ (1,130,012)  $  1,320,620   $     161,730   $  2,031,837   $    653,119   $  1,188,740
      ============   ============   =============   ============   ============   ============


SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

--------------------------------------------------------------------------------


                                                                            DJ
                                                                       STOXX 50 ETF
                                     -------------------------------------------------------------------------------
                                          FOR THE                                                          FOR THE
                                     SIX MONTHS ENDED                                                      PERIOD
                                         3/31/2008     YEAR ENDED  YEAR ENDED  YEAR ENDED   YEAR ENDED  10/15/2002*-
                                        (UNAUDITED)     9/30/2007   9/30/2006   9/30/2005  9/30/2004 +    9/30/2003
                                     ----------------  ----------  ----------  ----------  -----------  ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................      $  53.69       $  44.48     $ 39.31     $ 33.20     $ 27.89       $25.34(4)
                                         --------       --------     -------     -------     -------       ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).......          0.71           1.50        1.30(6)     1.01        0.99         1.20
Net realized and unrealized gain
  (loss) (8).......................         (6.42)          9.22        5.05        6.10        5.16         2.50
                                         --------       --------     -------     -------     -------       ------
Total from investment operations...         (5.71)         10.72        6.35        7.11        6.15         3.70
                                         --------       --------     -------     -------     -------       ------
Net equalization credits and
  charges (6)......................         (0.10)         (0.03)       0.38        0.00(5)     0.01        (0.49)
                                         --------       --------     -------     -------     -------       ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............         (0.56)         (1.47)      (1.41)      (1.00)      (0.85)       (0.66)
Net realized gains.................         (0.34)         (0.01)      (0.15)         --          --           --
                                         --------       --------     -------     -------     -------       ------
Total distributions................         (0.90)         (1.48)      (1.56)      (1.00)      (0.85)       (0.66)
                                         --------       --------     -------     -------     -------       ------
NET ASSET VALUE, END OF PERIOD.....      $  46.98       $  53.69     $ 44.48     $ 39.31     $ 33.20       $27.89
                                         ========       ========     =======     =======     =======       ======
TOTAL RETURN (1)...................        (10.93)%        24.22%      17.40%      21.60%      22.13%       12.79%
Net assets, end of period (in
  000's)...........................      $110,411       $185,256     $71,175     $31,447     $24,896       $8,421
Ratio of expenses to average net
  assets...........................          0.29%(2)       0.30%       0.33%       0.32%       0.33%        0.35%(2)
Ratio of net investment income
  (loss) to average net assets.....          2.23%(2)       3.16%       3.13%       2.75%       2.98%        2.96%(2)
Portfolio turnover rate (3)........             5%             9%         14%          9%          7%           6%




See accompanying notes to financial highlights on page 130 and notes to financial statements.

--------------------------------------------------------------------------------


                                               DJ
                                        EURO STOXX 50 ETF
      ------------------------------------------------------------------------------------
           FOR THE                                                               FOR THE
      SIX MONTHS ENDED                                                           PERIOD
          3/31/2008      YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED   10/15/2002*-
         (UNAUDITED)      9/30/2007    9/30/2006    9/30/2005   9/30/2004 +     9/30/2003
      ----------------   ----------   ----------   ----------   -----------   ------------
          $  62.12        $  49.23     $  41.31     $  33.94      $ 27.97        $ 24.35(4)
          --------        --------     --------     --------      -------        -------

              0.20            1.40         1.32(6)      0.94         0.64           0.97

             (4.71)          12.80         7.92         7.39         6.14           3.59
          --------        --------     --------     --------      -------        -------
             (4.51)          14.20         9.24         8.33         6.78           4.56
          --------        --------     --------     --------      -------        -------
              0.01            0.35        (0.08)        0.02         0.01          (0.30)
          --------        --------     --------     --------      -------        -------

             (0.22)          (1.66)       (1.24)       (0.98)       (0.82)         (0.64)
             (0.90)             --           --           --           --             --
          --------        --------     --------     --------      -------        -------
             (1.12)          (1.66)       (1.24)       (0.98)       (0.82)         (0.64)
          --------        --------     --------     --------      -------        -------
          $  56.50        $  62.12     $  49.23     $  41.31      $ 33.94        $ 27.97
          ========        ========     ========     ========      =======        =======
             (7.40)%         29.76%       22.48%       24.82%       24.21%         17.46%
          $420,922        $484,541     $233,865     $179,688      $93,325        $85,366
              0.29%(2)        0.30%        0.33%        0.32%        0.33%          0.35%(2)

              0.74%(2)        2.86%        2.92%        2.79%        1.92%          2.78%(2)
                 7%             11%           6%          15%          11%             6%

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

--------------------------------------------------------------------------------


                                                        SPDR S&P
                                                        EMERGING                            SPDR S&P
                                                      ASIA PACIFIC                           CHINA
                                                          ETF                                 ETF
                                           ---------------------------------   ---------------------------------
                                                FOR THE                             FOR THE
                                           SIX MONTHS ENDED   FOR THE PERIOD   SIX MONTHS ENDED   FOR THE PERIOD
                                               3/31/2008        3/20/2007*-        3/31/2008        3/20/2007*-
                                              (UNAUDITED)        9/30/2007        (UNAUDITED)        9/30/2007
                                           ----------------   --------------   ----------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD.....       $ 87.74           $ 60.50          $  94.34          $  52.23
                                                -------           -------          --------          --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).............          0.10(6)           0.64             (0.35)             0.50
Net realized and unrealized gain (loss)
  (8)....................................        (11.29)            25.50            (24.70)            40.90
                                                -------           -------          --------          --------
Total from investment operations.........        (11.19)            26.14            (25.05)            41.40
                                                -------           -------          --------          --------
Net equalization credits and charges
  (6)....................................          0.63              1.10              0.32              0.71
                                                -------           -------          --------          --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income....................         (1.03)               --             (0.63)               --
Net realized gains.......................         (0.11)               --                --                --
                                                -------           -------          --------          --------
Total distributions......................         (1.14)               --             (0.63)               --
                                                -------           -------          --------          --------
NET ASSET VALUE, END OF PERIOD...........       $ 76.04           $ 87.74          $  68.98          $  94.34
                                                =======           =======          ========          ========
TOTAL RETURN (1).........................        (12.20)%           45.03%           (26.38)%           80.64%
Net assets, end of period (in 000's).....       $91,243           $61,420          $131,068          $122,639
Ratio of expenses to average net assets..          0.59%(2)          0.63%(2)          0.59%(2)          0.59%(2)
Ratio of expenses to average net assets
  before wavier..........................            --                --                --                --
Ratio of net investment income (loss) to
  average net assets.....................          0.23%(2)          3.33%(2)         (0.27)%(2)         2.56%(2)
Portfolio turnover rate (3)..............             5%                1%                0%(7)             0%




See accompanying notes to financial highlights on page 130 and notes to financial statements.

--------------------------------------------------------------------------------


                   SPDR S&P                                                                SPDR S&P
                   EMERGING                            SPDR S&P                            EMERGING
                   MARKETS                             BRIC 40                              EUROPE
                     ETF                                 ETF                                 ETF
      ---------------------------------   ---------------------------------   ---------------------------------
           FOR THE                             FOR THE                             FOR THE
      SIX MONTHS ENDED   FOR THE PERIOD   SIX MONTHS ENDED   FOR THE PERIOD   SIX MONTHS ENDED   FOR THE PERIOD
          3/31/2008        3/20/2007*-        3/31/2008        6/19/2007*-        3/31/2008        3/20/2007*-
         (UNAUDITED)        9/30/2007        (UNAUDITED)        9/30/2007        (UNAUDITED)        9/30/2007
      ----------------   --------------   ----------------   --------------   ----------------   --------------
           $ 75.21           $ 55.63          $  30.18          $  24.07           $ 64.57           $ 54.38
           -------           -------          --------          --------           -------           -------

              0.43              0.42              0.03              0.07             (0.12)             0.22
             (4.93)            18.49             (2.51)             5.90             (3.00)             9.18
           -------           -------          --------          --------           -------           -------
             (4.50)            18.91             (2.48)             5.97             (3.12)             9.40
           -------           -------          --------          --------           -------           -------
              0.08              0.67              0.07              0.14              0.33              0.79
           -------           -------          --------          --------           -------           -------

             (0.65)               --             (0.13)               --             (0.37)               --
             (0.74)               --                --                --             (0.03)               --
           -------           -------          --------          --------           -------           -------
             (1.39)               --             (0.13)               --             (0.40)               --
           -------           -------          --------          --------           -------           -------
           $ 69.40           $ 75.21          $  27.64          $  30.18           $ 61.38           $ 64.57
           =======           =======          ========          ========           =======           =======
             (6.02)%           35.20%            (8.05)%           25.38%            (4.40)%           18.73%
           $41,639           $45,125          $254,297          $156,921           $85,937           $38,741
              0.60%(2)          0.60%(2)          0.40%(2)          0.40%(2)          0.59%(2)          0.60%(2)

                --                --              0.50%(2)          0.50%(2)            --                --

              1.32%(2)          2.42%(2)          0.47%(2)          2.31%(2)         (0.30)%(2)         1.53%(2)
                 4%                0%(7)            16%                0%               10%                3%

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

--------------------------------------------------------------------------------


                                                                                            SPDR S&P
                                                        SPDR S&P                            EMERGING
                                                        EMERGING                         MIDDLE EAST &
                                                     LATIN AMERICA                           AFRICA
                                                          ETF                                 ETF
                                           ---------------------------------   ---------------------------------
                                                FOR THE                             FOR THE
                                           SIX MONTHS ENDED   FOR THE PERIOD   SIX MONTHS ENDED   FOR THE PERIOD
                                               3/31/2008        3/20/2007*-        3/31/2008        3/20/2007*-
                                              (UNAUDITED)        9/30/2007        (UNAUDITED)        9/30/2007
                                           ----------------   --------------   ----------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD.....       $ 78.49           $ 57.51          $  68.63           $ 59.25
                                                -------           -------          --------           -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).............          0.50              0.50              1.38              0.67
Net realized and unrealized gain (loss)
  (8)....................................          2.94             20.32             (6.59)             8.49
                                                -------           -------          --------           -------
Total from investment operations.........          3.44             20.82             (5.21)             9.16
                                                -------           -------          --------           -------
Net equalization credits and charges
  (6)....................................          0.39              0.16              0.80              0.22
                                                -------           -------          --------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income....................         (0.95)               --             (1.02)               --
Net realized gains.......................         (0.05)               --             (0.10)               --
                                                -------           -------          --------           -------
Total distributions......................         (1.00)               --             (1.12)               --
                                                -------           -------          --------           -------
NET ASSET VALUE, END OF PERIOD...........       $ 81.32           $ 78.49          $  63.10           $ 68.63
                                                =======           =======          ========           =======
TOTAL RETURN (1).........................          4.92%            36.49%            (6.61)%           15.84%
Net assets, end of period (in 000's).....       $81,319           $39,244          $138,811           $27,452
Ratio of expenses to average net assets..          0.62%(2)          0.60%(2)          0.59%(2)          0.59%(2)
Ratio of net investment income (loss) to
  average net assets.....................          1.82%(2)          1.98%(2)          7.63%(2)          2.65%(2)
Portfolio turnover rate (3)..............             1%                2%                4%                1%




See accompanying notes to financial highlights on page 130 and notes to financial statements.

--------------------------------------------------------------------------------


                                                                                                            SPDR DJ
                                                       SPDR S&P                  SPDR S&P                   WILSHIRE
                   SPDR S&P                         INTERNATIONAL              INTERNATIONAL             INTERNATIONAL
                 WORLD EX-US                          SMALL CAP                  DIVIDEND                 REAL ESTATE
                     ETF                                 ETF                        ETF                       ETF
      ---------------------------------   ---------------------------------   --------------   ---------------------------------
           FOR THE                             FOR THE                                              FOR THE
      SIX MONTHS ENDED   FOR THE PERIOD   SIX MONTHS ENDED   FOR THE PERIOD   FOR THE PERIOD   SIX MONTHS ENDED   FOR THE PERIOD
          3/31/2008        4/20/2007*-        3/31/2008        4/20/2007*-      2/12/2008*-        3/31/2008       12/15/2006*-
         (UNAUDITED)        9/30/2007        (UNAUDITED)        9/30/2007        3/31/2008        (UNAUDITED)        9/30/2007
      ----------------   --------------   ----------------   --------------   --------------   ----------------   --------------
           $ 34.05           $ 32.57          $  36.71          $  35.59          $ 70.76          $  63.83         $    60.28
           -------           -------          --------          --------          -------          --------         ----------

              0.31              0.41              0.25              0.17             0.76              0.81               1.20
             (3.85)             1.07             (4.50)             0.70             1.81            (11.27)              3.33
           -------           -------          --------          --------          -------          --------         ----------
             (3.54)             1.48             (4.25)             0.87             2.57            (10.46)              4.53
           -------           -------          --------          --------          -------          --------         ----------
              0.05                --              0.16              0.25             0.51              0.00(5)            0.36
           -------           -------          --------          --------          -------          --------         ----------

             (0.57)               --             (0.30)               --            (0.93)            (0.75)             (1.34)
             (0.09)               --             (0.52)               --               --                --                 --
           -------           -------          --------          --------          -------          --------         ----------
             (0.66)               --             (0.82)               --            (0.93)            (0.75)             (1.34)
           -------           -------          --------          --------          -------          --------         ----------
           $ 29.90           $ 34.05          $  31.80          $  36.71          $ 72.91          $  52.62         $    63.83
           =======           =======          ========          ========          =======          ========         ==========
            (10.38)%            4.56%           (11.25)%            3.14%            4.31%           (16.44)%             8.09%
           $17,939           $13,621          $305,237          $110,116          $14,582          $969,055         $1,111,226
              0.35%(2)          0.35%(2)          0.59%(2)          0.59%(2)         0.45%(2)          0.59%(2)           0.60%(2)

              2.31%(2)          2.89%(2)          1.98%(2)          1.89%(2)        11.63%(2)          2.83%(2)           3.01%(2)
                 2%                0%(7)            33%                2%               2%                3%                16%

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

--------------------------------------------------------------------------------


                                                          SPDR
                                                     FTSE/MACQUARIE                           SPDR
                                                         GLOBAL                            MSCI ACWI
                                                   INFASTRUCTURE 100                         EX-US
                                                          ETF                                 ETF
                                           ---------------------------------   ---------------------------------
                                                FOR THE                             FOR THE
                                           SIX MONTHS ENDED   FOR THE PERIOD   SIX MONTHS ENDED   FOR THE PERIOD
                                               3/31/2008        1/25/2007*-        3/31/2008        1/10/2007*-
                                              (UNAUDITED)        9/30/2007        (UNAUDITED)        9/30/2007
                                           ----------------   --------------   ----------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD.....       $ 57.68           $ 50.41          $  42.56          $  35.60
                                                -------           -------          --------          --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).............          0.20              0.59              0.15              0.44
Net realized and unrealized gain (loss)
  (8)....................................         (1.52)             6.11             (4.71)             6.12
                                                -------           -------          --------          --------
Total from investment operations.........         (1.32)             6.70             (4.56)             6.56
                                                -------           -------          --------          --------
Net equalization credits and charges
  (6)....................................          0.41              0.57              0.45              0.40
                                                -------           -------          --------          --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income....................         (0.94)               --             (0.77)               --
Net realized gains.......................         (0.20)               --             (0.06)               --
                                                -------           -------          --------          --------
Total distributions......................         (1.14)               --             (0.83)               --
                                                -------           -------          --------          --------
NET ASSET VALUE, END OF PERIOD...........       $ 55.63           $ 57.68          $  37.62          $  42.56
                                                =======           =======          ========          ========
TOTAL RETURN(1)..........................         (1.74)%           14.43%            (9.80)%           19.55%
Net assets, end of period (in 000's).....       $72,325           $46,142          $233,227          $127,691
Ratio of expenses to average net assets..          0.59%(2)          0.59%(2)          0.34%(2)          0.35%(2)
Ratio of net investment income (loss) to
  average net assets.....................          1.41%(2)          2.50%(2)          2.14%(2)          2.78%(2)
Portfolio turnover rate (3)..............             5%                6%                4%                1%



--------

    *  Commencement of operations
   (1) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
   (2) Annualized
   (3) Portfolio Turnover rate excludes securities received or delivered from processing of creations or redemptions.
   (4) The beginning net asset values have been adjusted to reflect reverse stock splits which were effective October 15, 2002, in order to adjust the net asset value per share of each Fund to be approximately 1/100th of the value of its respective index. The ratio of the reverse stock split for the DJ STOXX 50 ETF and the DJ EURO STOXX 50 ETF was 1:2.536 and 1:2.444, respectively.
   (5) Amount is less than $0.005 per share
   (6) Per share numbers have been calculated using average shares outstanding.
   (7) Amount shown represents less than 0.5%
   (8) Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
     + Effective on July 1, 2004, SSgA Funds Management, Inc. succeeded UBS
       Global Asset Management (US) Inc. as the Fund's Adviser.


See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                                                         SPDR
                     SPDR                           RUSSELL/NOMURA
                RUSSELL/NOMURA                        SMALL CAP
                 PRIME JAPAN                            JAPAN
                     ETF                                 ETF
      ---------------------------------   ---------------------------------
           FOR THE                             FOR THE
      SIX MONTHS ENDED   FOR THE PERIOD   SIX MONTHS ENDED   FOR THE PERIOD
          3/31/2008        11/9/2006*-        3/31/2008        11/9/2006*-
         (UNAUDITED)        9/30/2007        (UNAUDITED)        9/30/2007
      ----------------   --------------   ----------------   --------------
           $ 55.91          $  52.65           $ 48.31          $  48.70
           -------          --------           -------          --------

              0.09(6)           0.42              0.29(6)           0.53
             (6.48)             2.84             (5.08)            (0.77)
           -------          --------           -------          --------
             (6.39)             3.26             (4.79)            (0.24)
           -------          --------           -------          --------
             (0.53)               --             (0.13)            (0.03)
           -------          --------           -------          --------

             (1.69)             0.00(5)          (0.57)            (0.12)
             (0.16)               --                --                --
           -------          --------           -------          --------
             (1.85)               --             (0.57)            (0.12)
           -------          --------           -------          --------
           $ 47.14          $  55.91           $ 42.82          $  48.31
           =======          ========           =======          ========
            (12.57)%            6.19%           (10.22)%           (0.57)%
           $37,709          $268,392           $89,918          $137,695
              0.50%(2)          0.51%(2)          0.55%(2)          0.56%(2)

              0.33%(2)          0.97%(2)          1.32%(2)          1.26%(2)
                 2%                0%(7)            19%                2%

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

1.  ORGANIZATION

The SPDR Index Shares Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, is an open-end investment management company that was organized as a Massachusetts business trust on February 14, 2002.

As of March 31, 2008, the Trust offered seventeen (17) portfolios, each of which represents a separate series of beneficial interest in the Trust (each referred to as a "Fund" and collectively as the "Funds"). Accordingly, the financial statements herein relate to the following Funds: DJ STOXX 50 ETF, DJ EURO STOXX 50 ETF, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR S&P International Dividend ETF, SPDR DJ Wilshire International Real Estate ETF, SPDR FTSE/Macquarie Global Infrastructure 100 ETF, SPDR MSCI ACWI ex-US ETF, SPDR Russell/Nomura PRIME Japan ETF and SPDR Russell/Nomura Small Cap Japan ETF. Each Fund operates as a non-diversified investment company. The investment objective of each Fund is to replicate as closely as possible, before expenses, the price and yield or total return performance of a specified market index. The following two Funds were not operational as of March 31, 2008: SPDR(R) Asia Pacific ETF and SPDR(R) Europe ETF. No financial information is presented for these non-operational Funds.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

The Trust invests in various investments which are exposed to risks, such as market risk and foreign investing risks. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

The value of each Fund's portfolio securities, including exchange-traded futures contracts, is generally based on the securities' last sale price on local markets when available. Investments in open-end investment companies are valued at their net asset value each business day. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees (the "Board") believes will better reflect fair value in accordance with the Trust's valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the "Committee"). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund's portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as in the case of a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, a Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date, except for certain foreign dividends for which the Funds may not record until they receive notice of the dividend which could result in the Funds recording on pay date. Interest income is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and or an increase to the cost basis of such securities.

EXPENSES

Advisory fees, which are directly identifiable to a specific Fund, are applied to that Fund. Trustee fees and other expenses which cannot be attributed to a Fund are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Funds.

EQUALIZATION

The Funds follow the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of Fund Shares.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of misappropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

Some foreign markets in which the Funds invest are considered to be emerging markets. Investment in these emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

FUTURES

Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


Futures traders are required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, a Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed

Each Fund may use exchange-traded futures, together with positions in cash and money market instruments, to simulate full investment in its underlying benchmark index. Under such circumstances, the Adviser (as defined below) may seek to utilize other instruments that it believes to be correlated to the underlying index components or a subset of the components.

FEDERAL INCOME TAX

Each Fund has qualified and intends to continue to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for income equalization, in-kind transactions, foreign currencies, losses deferred due to wash sales, and the realization of unrealized gains on investments in passive foreign investment companies.

Additionally, based on the Funds' understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which they invest, the Funds will provide for foreign taxes and, where appropriate, deferred foreign taxes.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


For the six months ended March 31, 2008, the Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

                                                                 NET GAIN (LOSS)
                                                                 RECLASSIFIED TO
                                                                 PAID IN CAPITAL
--------------------------------------------------------------------------------
DJ STOXX 50 ETF................................................    $ 5,077,803
DJ EURO STOXX 50 ETF...........................................     11,720,805
SPDR S&P Emerging Asia Pacific ETF.............................      2,725,397
SPDR S&P China ETF.............................................     (1,742,685)
SPDR S&P Emerging Markets ETF..................................      1,290,524
SPDR S&P BRIC 40 ETF...........................................        753,376
SPDR S&P Emerging Europe ETF...................................             --
SPDR S&P Emerging Latin America ETF............................             --
SPDR S&P Emerging Middle East & Africa ETF.....................             --
SPDR S&P World ex-US ETF.......................................             --
SPDR S&P International Small Cap ETF...........................             --
SPDR S&P International Dividend ETF............................             --
SPDR DJ Wilshire International Real Estate ETF.................     (8,577,442)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF..............             --
SPDR MSCI ACWI ex-US ETF.......................................      3,042,376
SPDR Russell/Nomura PRIME Japan ETF............................      4,384,650
SPDR Russell/Nomura Small Cap Japan ETF........................     (3,015,793)


At March 31, 2008, DJ EURO STOXX 50 ETF had capital loss carryforwards of $23,283, which may be utilized to offset any realized capital gains expiring September 30, 2015.

The Funds incurred the following losses during the period November 1, 2006 through September 30, 2007, that are deferred for tax purposes until fiscal 2008:

                                                                 DEFERRED LOSSES
--------------------------------------------------------------------------------
DJ STOXX 50 ETF................................................    $  (106,255)
DJ EURO STOXX 50 ETF...........................................       (101,263)
SPDR S&P Emerging Asia Pacific ETF.............................             --
SPDR S&P China ETF.............................................             --
SPDR S&P Emerging Markets ETF..................................             --
SPDR S&P BRIC 40 ETF...........................................             --
SPDR S&P Emerging Europe ETF...................................             --
SPDR S&P Emerging Latin America ETF............................             --
SPDR S&P Emerging Middle East & Africa ETF.....................             --
SPDR S&P World ex-US ETF.......................................             --
SPDR S&P International Small Cap ETF...........................             --
SPDR S&P International Dividend ETF............................             --
SPDR DJ Wilshire International Real Estate ETF.................     (2,570,694)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF..............             --
SPDR MSCI ACWI ex-US ETF.......................................             --
SPDR Russell/Nomura PRIME Japan ETF............................             --
SPDR Russell/Nomura Small Cap Japan ETF........................             --


DISTRIBUTIONS

The Trust declares and distributes dividends from net investment income, if any, to its shareholders quarterly for DJ STOXX 50 ETF, DJ EURO STOXX 50 ETF, SPDR S&P International Dividend ETF, and SPDR DJ Wilshire International Real Estate ETF. The following Funds distribute annually: SPDR S&P Emerging Asia Pacific ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR FTSE/Macquarie Global Infrastructure 100 ETF, SPDR MSCI ACWI ex-US ETF, SPDR Russell/Nomura PRIME Japan ETF and SPDR Russell/Nomura Small Cap Japan ETF. The Trust distributes net realized capital gains, if any, at least annually. Distributions are

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------



recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.

Management evaluated the implications of FIN 48 and determined that all tax positions met the "more-likely-than-not" threshold. As a result, the financial statements have not been impacted by the adoption of FIN 48. However, management's conclusions regarding FIN 48 are subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB and on-going analysis of tax laws, regulation, and interpretations thereof.

In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As a result, the Funds will adopt SFAS 157 on October 1, 2008. At this time, management is evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.

In March, 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact, if any, the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

3.  FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER RELATED PARTY
    TRANSACTIONS

ADVISORY FEE

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the "Adviser"). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund's average daily net assets as shown in the following table:

                                                                   ANNUAL RATE
------------------------------------------------------------------------------
DJ STOXX 50 ETF..................................................      0.29%
DJ EURO STOXX 50 ETF.............................................      0.29
SPDR S&P Emerging Asia Pacific ETF...............................      0.59
SPDR S&P China ETF...............................................      0.59
SPDR S&P Emerging Markets ETF....................................      0.59
SPDR S&P BRIC 40 ETF.............................................      0.50*
SPDR S&P Emerging Europe ETF.....................................      0.59
SPDR S&P Emerging Latin America ETF..............................      0.59
SPDR S&P Emerging Middle East & Africa ETF.......................      0.59
SPDR S&P World ex-US ETF.........................................      0.34
SPDR S&P International Small Cap ETF.............................      0.59
SPDR S&P International Dividend ETF..............................      0.45
SPDR DJ Wilshire International Real Estate ETF...................      0.59
SPDR FTSE/Macquarie Global Infrastructure 100 ETF................      0.59
SPDR MSCI ACWI ex-US ETF.........................................      0.34
SPDR Russell/Nomura PRIME Japan ETF..............................      0.50
SPDR Russell/Nomura Small Cap Japan ETF..........................      0.55


* The Adviser has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.40% until January 31, 2009.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


The Adviser pays the operating expenses of each Fund other than the advisory fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.

The Tuckerman Group, LLC, an affiliate of the Adviser, receives fees for its services as the sub-adviser to the SPDR DJ Wilshire International Real Estate ETF.

State Street Bank and Trust Company ("State Street"), an affiliate of the Adviser, receives fees for its services as Custodian, Administrator and Transfer Agent.

State Street also acts as the securities lending agent for the Funds and receives a portion of any lending income. In addition, cash collateral from lending activities is invested in an investment fund managed by the Adviser, the State Street Navigator Securities Lending Prime Portfolio. The State Street Navigator Securities Lending Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 8 for additional information regarding securities lending.

For the period January 31, 2008 (inception of lending activities via State Street) through March 31, 2008, State Street earned securities lending agent fees as follows:

                                                                         SECURITIES LENDING
                                                                             AGENT FEES
-------------------------------------------------------------------------------------------
DJ STOXX 50 ETF........................................................        $   --
DJ EURO STOXX 50 ETF...................................................           693
SPDR S&P Emerging Asia Pacific ETF.....................................           441
SPDR S&P China ETF.....................................................           360
SPDR S&P Emerging Markets ETF..........................................           346
SPDR S&P BRIC 40 ETF...................................................         2,006
SPDR S&P Emerging Europe ETF...........................................         1,781
SPDR S&P Emerging Latin America ETF....................................         1,070
SPDR S&P Emerging Middle East & Africa ETF.............................            47
SPDR S&P World ex-US ETF...............................................            71
SPDR S&P International Small Cap ETF...................................         2,893
SPDR S&P International Dividend ETF....................................            --
SPDR DJ Wilshire International Real Estate ETF.........................         9,180
SPDR FTSE/Macquarie Global Infrastructure 100 ETF......................           740
SPDR MSCI ACWI ex-US ETF...............................................         2,259
SPDR Russell/Nomura PRIME Japan ETF....................................             7
SPDR Russell/Nomura Small Cap Japan ETF................................            48



DISTRIBUTOR

State Street Global Markets, LLC (the "Distributor") acts as the principal underwriter of each Fund pursuant to a principal underwriting contract with the Trust. The Distributor may enter into agreements with other broker-dealers (affiliated and non-affiliated) and other financial institutions to authorize them to sell Shares.

TRUSTEES' FEES

The Trust and SPDR Series Trust ("SST Trust") pay, in the aggregate, each independent Trustee an annual fee of $60,000 plus $3,000 per in-person meeting attended. An independent Trustee will receive $1,000 for each telephonic or video conference meeting attended. The Chair of the Board receives an additional annual fee of $25,000 and the Chair of the Audit Committee receives an additional annual fee of $9,000. The Trust also reimburses each independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings. Trustee fees are allocated between the Trust and the SST Trust and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

4.  SHAREHOLDER TRANSACTIONS

With the exception of the Trust's dividend reinvestment plan, Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 shares for DJ STOXX 50 ETF, DJ EURO STOXX 50 ETF, SPDR

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------



Russell/Nomura Small Cap Japan ETF and 100,000 shares for SPDR S&P Emerging Asia Pacific ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P International Dividend ETF, SPDR DJ Wilshire International Real Estate ETF, SPDR FTSE/Macquarie Global Infrastructure 100 ETF, and 200,000 shares for SPDR World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR MSCI ACWI ex-US ETF, SPDR Russell/Nomura PRIME Japan ETF. Such transactions are generally permitted on an in-kind basis, with a separate cash payment (cash component), which is used to equate the transaction to the net asset value per share of a Fund on the transaction date. Transaction fees at scheduled amounts ranging from $500 to $12,000 per transaction are charged to those persons creating or redeeming Creation Units. An additional charge of up to three times the transaction fee may be charged to the extent that cash is used in lieu of securities to purchase Creation Units and to the extent redemptions are used for cash. Transaction fees are received by the Custodian and used to offset the expense of processing orders.

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial purposes. Accordingly, gross unrealized appreciation and depreciation at March 31, 2008 were as follows:

                                                                   GROSS          GROSS      NET UNREALIZED
                                                IDENTIFIED      UNREALIZED     UNREALIZED     APPRECIATION
                                                   COST        APPRECIATION   DEPRECIATION   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
DJ STOXX 50 ETF.............................  $  118,885,801    $ 5,685,418   $ 15,252,577    $  (9,567,159)
DJ EURO STOXX 50 ETF........................     423,715,586     33,917,848     29,844,251        4,073,597
SPDR S&P Emerging Asia Pacific ETF..........      96,435,019      4,830,684     10,942,046       (6,111,362)
SPDR S&P China ETF..........................     155,668,184      3,608,104     25,043,472      (21,435,368)
SPDR S&P Emerging Markets ETF...............      38,291,038      5,339,453      2,552,685        2,786,768
SPDR S&P BRIC 40 ETF........................     279,271,134      9,746,333     29,059,327      (19,312,994)
SPDR S&P Emerging Europe ETF................      95,645,036      4,507,076      7,467,592       (2,960,514)
SPDR S&P Emerging Latin America ETF.........      73,902,479     11,152,277      1,085,546       10,066,731
SPDR S&P Emerging Middle East & Africa ETF..     149,945,618      4,354,294     17,007,667      (12,653,373)
SPDR S&P World ex-US ETF....................      19,163,251        850,371      1,726,100         (875,729)
SPDR S&P International Small Cap ETF........     340,509,592     12,119,075     42,132,178      (30,013,103)
SPDR S&P International Dividend ETF.........      14,389,054        657,347        439,957          217,390
SPDR DJ Wilshire International Real Estate
  ETF.......................................   1,185,475,847     17,175,692    214,361,403     (197,185,711)
SPDR FTSE/Macquarie Global Infrastructure
  100 ETF...................................      79,896,445      2,759,637      4,189,469       (1,429,832)
SPDR MSCI ACWI ex-US ETF....................     263,151,229      6,729,097     27,115,428      (20,386,331)
SPDR Russell/Nomura PRIME Japan ETF.........      41,441,759      2,696,280      6,097,254       (3,400,974)
SPDR Russell/Nomura Small Cap Japan ETF.....     104,593,617      4,728,046     19,430,631      (14,702,585)

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


6.  INVESTMENT TRANSACTIONS

For the six months ended March 31, 2008, the Trust had in-kind contributions and in-kind redemptions as follows:

                                                                  CONTRIBUTIONS    REDEMPTIONS
----------------------------------------------------------------------------------------------
DJ STOXX 50 ETF.................................................   $ 21,611,857   $ 74,882,832
DJ EURO STOXX 50 ETF............................................     57,911,245     70,007,892
SPDR S&P Emerging Asia Pacific ETF..............................     35,437,031      8,618,961
SPDR S&P China ETF..............................................    121,243,665     52,703,206
SPDR S&P Emerging Markets ETF...................................      5,703,149      5,088,713
SPDR S&P BRIC 40 ETF............................................    186,991,356     52,507,313
SPDR S&P Emerging Europe ETF....................................     48,188,607             --
SPDR S&P Emerging Latin America ETF.............................     32,754,265             --
SPDR S&P Emerging Middle East & Africa ETF......................    104,006,538             --
SPDR S&P World ex-US ETF........................................      5,509,246             --
SPDR S&P International Small Cap ETF............................    203,191,911             --
SPDR S&P International Dividend ETF.............................     14,334,165             --
SPDR DJ Wilshire International Real Estate ETF..................    141,267,113     91,012,261
SPDR FTSE/Macquarie Global Infrastructure 100 ETF...............     30,759,492             --
SPDR MSCI ACWI ex-US ETF........................................    156,457,356     22,047,351
SPDR Russell/Nomura PRIME Japan ETF.............................             --    218,715,257
SPDR Russell/Nomura Small Cap Japan ETF.........................             --     35,249,703


The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes. The table represents the accumulation of the Fund's daily net shareholder transactions while the Statements of Changes reflect gross shareholder transactions including any cash component of the transaction.

For the six months ended March 31, 2008, the Trust had purchases and sales of investment securities as follows:

                                                                     PURCHASES       SALES
---------------------------------------------------------------------------------------------
DJ STOXX 50 ETF...................................................  $ 7,097,343   $ 7,887,249
DJ EURO STOXX 50 ETF..............................................   32,551,895    36,843,229
SPDR S&P Emerging Asia Pacific ETF................................   22,737,758     4,997,328
SPDR S&P China ETF................................................      147,086       476,908
SPDR S&P Emerging Markets ETF.....................................    1,973,781     2,402,978
SPDR S&P BRIC 40 ETF..............................................   40,776,070    39,838,475
SPDR S&P Emerging Europe ETF......................................   13,204,114     6,748,935
SPDR S&P Emerging Latin America ETF...............................    8,564,401       597,799
SPDR S&P Emerging Middle East & Africa ETF........................   23,979,978     3,401,429
SPDR S&P World ex-US ETF..........................................      264,815       418,830
SPDR S&P International Small Cap ETF..............................   87,890,082    72,575,840
SPDR S&P International Dividend ETF...............................      269,279       348,163
SPDR DJ Wilshire International Real Estate ETF....................   33,015,715    34,327,465
SPDR FTSE/Macquarie Global Infrastructure 100 ETF.................    4,511,763     2,953,985
SPDR MSCI ACWI ex-US ETF..........................................    8,182,963     9,249,559
SPDR Russell/Nomura PRIME Japan ETF...............................    2,281,533     7,157,657
SPDR Russell/Nomura Small Cap Japan ETF...........................   19,677,319    21,483,051


For the six months ended March 31, 2008, the Trust did not pay any commissions to an affiliate of the Adviser for Investment Transactions.

7.  CONCENTRATION OF RISK

The Funds' assets may be concentrated in one or more foreign countries. By concentrating their assets in a single country or group of countries, the Funds are subject to the risk that economic, political or other conditions that have a negative effect on that country or group of countries will negatively impact the Funds to a greater extent than if the Funds' assets were invested in a wider variety of countries. In addition, the Funds' assets may be concentrated in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


8.  SECURITIES LENDING

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of March 31, 2008 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent. For the period October 1, 2007 through December 31, 2007, none of the series of the Trust engaged in securities lending except that, DJ STOXX 50 ETF and DJ EURO STOXX 50 ETF had securities on loan through an unaffiliated lending agent. The income earned by the Funds during this period is presented on the Funds' Statements of Operations.

SPDR INDEX SHARES FUNDS
OTHER INFORMATION
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees on brokerage charges and (2) ongoing costs, including management fees, administration, custodian and transfer agent fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at October 1, 2007 and held for the six months ended March 31, 2008.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds charge transaction fees ranging from $500 to $12,000 per transaction to those persons creating or redeeming Creation Units. If you buy or sell Shares of the Funds in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees on brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                     BEGINNING         ENDING         EXPENSES PAID
                                                   ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD**
ACTUAL                                                10/1/07         3/31/08      10/1/07 TO 3/31/08
-----------------------------------------------------------------------------------------------------
DJ STOXX 50 ETF..................................      $1,000        $  890.70            $1.37
DJ EURO STOXX 50 ETF.............................       1,000           926.00             1.40
SPDR S&P Emerging Asia Pacific ETF...............       1,000           878.00             2.77
SPDR S&P China ETF...............................       1,000           736.20             2.56
SPDR S&P Emerging Markets ETF....................       1,000           939.80             2.91
SPDR S&P BRIC 40 ETF.............................       1,000           919.50             1.92
SPDR S&P Emerging Europe ETF.....................       1,000           956.00             2.89
SPDR S&P Emerging Latin America ETF..............       1,000         1,049.20             3.18
SPDR S&P Emerging Middle East & Africa ETF.......       1,000           933.90             2.85
SPDR S&P World ex-US ETF.........................       1,000           896.20             1.66
SPDR S&P International Small Cap ETF.............       1,000           887.50             2.78
SPDR DJ Wilshire International Real Estate ETF...       1,000           835.60             2.71
SPDR FTSE/Macquarie Global Infrastructure 100
  ETF............................................       1,000           982.60             2.92
SPDR MSCI ACWI ex-US ETF.........................       1,000           902.00             1.62
SPDR Russell/Nomura PRIME Japan ETF..............       1,000           874.30             2.34
SPDR Russell/Nomura Small Cap Japan ETF..........       1,000           897.80             2.61

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


                                                     BEGINNING         ENDING         EXPENSES PAID
                                                   ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD**
ACTUAL                                                2/12/08*        3/31/08      2/12/08* TO 3/31/08
------------------------------------------------------------------------------------------------------
SPDR S&P International Dividend ETF..............      $1,000        $1,043.10            $0.60


* Commencement of operations.

** Expenses are equal to the Fund's annualized net expense ratios of 0.29%, 0.29%, 0.59%, 0.59%, 0.60%, 0.40%, 0.59%, 0.62%, 0.59%, 0.35%, 0.59%, 0.59%,
   0.59%, 0.34%, 0.50%, 0.55%, and 0.45%, respectively. Expenses are equal to the Funds' annualized expense ratio, multiplied by the average account value for the period, multiplied by the number of days in the most recent six month period (or since commencement of operations), then divided by 366.

                                                     BEGINNING         ENDING         EXPENSES PAID
                                                   ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD***
HYPOTHETICAL                                          10/1/07         3/31/08      10/1/07 TO 3/31/08
------------                                       -------------   -------------   ------------------
DJ STOXX 50 ETF..................................      $1,000        $1,023.55            $1.47
DJ EURO STOXX 50 ETF.............................       1,000         1,023.55             1.47
SPDR S&P Emerging Asia Pacific ETF...............       1,000         1,022.05             2.98
SPDR S&P China ETF...............................       1,000         1,022.05             2.98
SPDR S&P Emerging Markets ETF....................       1,000         1,022.00             3.03
SPDR S&P BRIC 40 ETF.............................       1,000         1,023.00             2.02
SPDR S&P Emerging Europe ETF.....................       1,000         1,022.05             2.98
SPDR S&P Emerging Latin America ETF..............       1,000         1,021.90             3.13
SPDR S&P Emerging Middle East & Africa ETF.......       1,000         1,022.05             2.98
SPDR S&P World ex-US ETF.........................       1,000         1,023.25             1.77
SPDR S&P International Small Cap ETF.............       1,000         1,022.05             2.98
SPDR S&P International Dividend ETF..............       1,000         1,022.75             2.28
SPDR DJ Wilshire International Real Estate ETF...       1,000         1,022.05             2.98
SPDR FTSE/Macquarie Global Infrastructure 100
  ETF............................................       1,000         1,022.05             2.98
SPDR MSCI ACWI ex-US ETF.........................       1,000         1,023.30             1.72
SPDR Russell/Nomura PRIME Japan ETF..............       1,000         1,022.50             2.53
SPDR Russell/Nomura Small Cap Japan ETF..........       1,000         1,022.25             2.78


*** Expenses (hypothetical expenses if the Fund had been in existence from 10/1/07) are equal to the Fund's annualized net expense ratios of 0.29%, 0.29%, 0.59%, 0.59%, 0.60%, 0.40%, 0.59%, 0.62%, 0.59%, 0.35%, 0.59%, 0.45%,
    0.59%, 0.59%, 0.34%, 0.50%, and 0.55% respectively. Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period (or since commencement of operations), then divided by 366.

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

A description of the Trust's proxy voting policies and procedures that are used by the Funds' investment adviser to vote proxies relating to the Funds' portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll-free) or (ii) on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov. Information regarding how the investment adviser voted proxies for the prior 12 months ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Funds' website at www.spdretfs.com.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, DC. Information on Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll-free), and on the Funds' website www.spdretfs.com.

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


ADVISORY CONTRACT APPROVAL

At in-person meetings held on November 28, 2007 and March 5, 2008, the Board of Trustees evaluated proposals to approve the Investment Advisory Agreement (the "Agreement") between the Trust and SSgA Funds Management, Inc. (the "Adviser") with respect to new series of the Trust (each, a "New ETF" and collectively, the "New ETFs"). The Trustees who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940, as amended (the "Independent Trustees") also met separately with their independent legal counsel to consider the Agreement.

In evaluating the Agreement, the Board drew on materials provided to them by the Adviser and on other materials provided by State Street Bank and Trust Company, the Trust's Administrator, Transfer Agent and Custodian ("State Street"). In deciding whether to approve the Agreement, the Board considered various factors, including (i) the nature, extent and quality of the services expected to be provided by the Adviser with respect to the New ETFs under the Agreement, (ii) costs to the Adviser of its services; and (iii) the extent to which economies of scale would be realized if and as the New ETFs grow and whether the fee levels in the Agreement reflect these economies of scale.

The Board considered the nature, extent and quality of services to be provided by the Adviser. In doing so, they relied on their prior experience with the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser's anticipated responsibilities for managing investment operations of the New ETFs, in accordance with each New ETF's investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of the New ETFs, as exchange-traded funds, and the experience and expertise of the Adviser with exchange-traded funds ("ETFs"). The Board considered the background and experience of the Adviser's senior management, including those individuals responsible for the portfolio management and compliance of the New ETFs. The Board also considered the portfolio management resources, structures and practices, including those associated with monitoring and securing each New ETF's compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser's best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser's general knowledge of the investment business and that of its affiliates which make up State Street Global Advisers, with which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world's largest investment management enterprises for indexed products generally and ETFs in particular. The Board considered the Adviser's experience in managing equity ETFs. The Board then determined that the nature, extent and quality of services to be provided by the Adviser to the Trust with respect to the New ETFs were necessary and appropriate.

The Board considered whether the Adviser benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust's brokerage transactions. The Board concluded that, to the extent that the Adviser derives other benefits from its relationship with the Trust, those benefits are not so significant as to cause the Adviser's fees with respect to the New ETFs to be excessive.

The Board determined that the Adviser is likely to realize economies of scale in managing the New ETFs as assets grow in size. The Board further determined that such economies of scale are currently shared with the New ETFs by way of the relatively low advisory fee and unitary fee structure of the Trust, although the Board intends to continue to monitor fees as the New ETFs grow in size and assess whether fee breakpoints may be warranted.

The Board evaluated the ETFs' unitary fee through the review of comparative information with respect to fees paid by similar funds -- i.e., ETFs tracking equity indexes. The Board reviewed the universe of similar ETFs for the New ETFs based upon data from Lipper Analytical Services and related comparative information for similar ETFs. The Board also reviewed the estimated expense ratios for the New ETFs. The Board used a fund-by-fund analysis of the data. The Board concluded, based on the information presented, that each New ETF's fees were fair and reasonable in light of those of their direct competitors.

The Board's conclusions regarding the Agreement, including the independent Trustees voting separately, were as follows: (a) the nature and extent of the services expected to be provided by the Adviser with respect to the New ETFs were appropriate; (b) the Adviser's fees for each new ETF and the unitary fee, considered in relation to the services expected to be provided, were fair and reasonable; (c) any additional benefits to the Adviser were not of a magnitude to materially affect the Board's conclusions; and (d) the fees expected to be paid to the Adviser were expected to share economies of scale with respect to the New ETFs by way of the low fee structure of the Trust.

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


At an in-person meeting held on March 5, 2008, the Board also evaluated the proposal to approve the Sub-Advisory Agreement (the "Sub-Advisory Agreement") among the Adviser, the Trust and The Tuckerman Group LLC, an affiliate of the Adviser (the "Sub-Adviser") with respect to one of the New ETFs, the SPDR(R) DJ Wilshire Global Real Estate ETF (the "Global Real Estate ETF"). In deciding whether to approve the Sub-Advisory Agreement, the Board considered various factors, including (i) the nature, extent and quality of the services expected to be provided by the Sub-Adviser with respect to the Global Real Estate ETF under the Sub-Advisory Agreement, (ii) the fees charged by the Sub-Adviser and any additional benefits received by the Sub-Adviser due to its relationship with the Adviser and the Trust; and (iii) the extent to which economies of scale would be realized if and as the Global Real Estate ETF grows and whether the fee levels in the Sub-Advisory Agreement reflect these economies of scale.

The Board considered, among other matters, the background and experience of the Sub-Adviser's senior management and in particular the Sub-Adviser's experience in investing in global real estate securities. The Board evaluated the Sub-Adviser's proposed fee and determined that the Sub-Adviser is likely to realize economies of scale in managing the Global Real Estate ETF as assets grow in size. The Board determined that such economies of scale are shared with the Global Real Estate ETF by way of the relatively low advisory/sub-advisory fees and unitary fee structure of SIS, although the Board intends to continue to monitor fees as the Global Real Estate ETF grows in size and assess whether fee breakpoints may be warranted.

The Board's conclusions in approving the Sub-Advisory Agreement, including the independent Trustees voting separately, were as follows: (a) the nature and extent of the services expected to be provided by the Sub-Adviser to the Global Real Estate ETF were appropriate; (b) the Sub-Adviser's fees for the Global Real Estate ETF and the unitary fee, considered in relation to the services provided, were fair and reasonable; (c) any additional benefits to the Sub-Adviser were not of a magnitude to materially affect the Board's conclusions; and (d) the fees expected to be paid to the Sub-Adviser adequately shared the economies of scale with the Global Real Estate ETF.

THE SPDR(R) FAMILY OF EXCHANGE TRADED FUNDS

The following is a list of SPDR ETF's being offered, along with their respective exchange trading symbols. PLEASE CALL 1-866-787-2257 TO OBTAIN A PROSPECTUS FOR ANY SPDR ETF. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND RISK FACTORS THAT SHOULD BE CAREFULLY CONSIDERED TO DETERMINE IF THE FUND(S) ARE AN APPROPRIATE INVESTMENT FOR YOU. READ THE PROSPECTUS(ES) CAREFULLY BEFORE INVESTING. INVESTING INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

SPDR INDEX SHARES FUNDS
DJ STOXX 50 ETF (FEU)
DJ EURO STOXX 50 ETF (FEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF (GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR DJ Wilshire Global Real Estate ETF (RWO)
SPDR DJ Wilshire International Real Estate ETF (RWX)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF (GII)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR Russell/Nomura PRIME Japan ETF (JPP)
SPDR Russell/Nomura Small Cap Japan ETF (JSC)

SPDR SERIES TRUST
SPDR DJ Wilshire Total Market ETF (TMW)
SPDR DJ Wilshire Large Cap ETF (ELR)
SPDR DJ Wilshire Large Cap Growth ETF (ELG)
SPDR DJ Wilshire Large Cap Value ETF (ELV)
SPDR DJ Wilshire Mid Cap ETF (EMM)
SPDR DJ Wilshire Mid Cap Growth ETF (EMG)
SPDR DJ Wilshire Mid Cap Value ETF (EMV)
SPDR DJ Wilshire Small Cap ETF (DSC)
SPDR DJ Wilshire Small Cap Growth ETF (DSG)
SPDR DJ Wilshire Small Cap Value ETF (DSV)
SPDR DJ Global Titans ETF (DGT)
DJ Wilshire REIT ETF (RWR)
KBW Bank ETF (KBE)
KBW Capital Markets ETF (KCE)
KBW Insurance ETF (KIE)
Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
KBW Regional Banking ETF (KRE)
SPDR Lehman 1-3 Month T-Bill ETF (BIL)
SPDR Lehman Short Term Municipal Bond ETF (SHM)
SPDR Lehman Intermediate Term Treasury ETF (ITE)
SPDR Lehman Long Term Treasury ETF (TLO)
SPDR Barclays Capital TIPS ETF (IPE)
SPDR Lehman California Municipal Bond ETF (CXA)
SPDR Lehman New York Municipal Bond ETF (INY)
SPDR Lehman  Municipal Bond ETF (TFI)
SPDR Lehman Aggregate Bond ETF (LAG)

SPDR Lehman International Treasury Bond ETF (BWX)
SPDR Lehman High Yield Bond ETF (JNK)
SPDR DB International Government Inflation-Protected Bond ETF (WIP)

THE SELECT SECTOR SPDR TRUST
The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

DIAMONDS TRUST, SERIES 1 (DIA)

SPDR TRUST, SERIES 1 (SPY)

State Street Global Markets, LLC, member FINRA, SIPC is distributor for all investment portfolios of SPDR Series Trust and SPDR Index Shares Funds. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR Trust and DIAMONDS Trust, both unit investment trusts; and all investment portfolios of The Select Sector SPDR Trust.

SPDR INDEX SHARES FUNDS

TRUSTEES
David M. Kelly
Frank Nesvet
Helen F. Peters
James E. Ross

OFFICERS
James E. Ross, President
Ellen M. Needham, Vice President
Michael P. Riley, Vice President
Gary L. French, Treasurer
Matthew W. Flaherty, Assistant Treasurer
Chad C. Hallett, Assistant Treasurer
Laura F. Healy, Assistant Treasurer
Scott M. Zoltowski, Secretary and Chief Legal Officer
Ryan M. Louvar, Assistant Secretary
Mark E. Tuttle, Assistant Secretary
Julie B. Piatelli, Chief Compliance Officer

INVESTMENT MANAGER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR
State Street Global Markets, LLC
One Lincoln Street
Boston, MA 02111

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

LEGAL COUNSEL
Morgan, Lewis and Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

Fund Shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation.

State Street Global Markets, LLC is a member of FINRA, SIPC, and the Boston Stock Exchange.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting WWW.SPDRETFS.COM Please read the prospectus carefully before you invest.

State Street Global Advisors
State Street Financial Center
One Lincoln Street
Boston, MA 02111

The investment return and principal value of an investment in the Funds will fluctuate in value, so that when shares are sold or redeemed they may be worth more or less than when they were purchased.

ETFs trade like stocks, are subject to investment risk and will fluctuate in market value.

DJ STOXX 50 ETF, DJ EURO STOXX 50 ETF, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, S&P International Small Cap ETF, SPDR S&P International Dividend ETF, SPDR DJ Wilshire International Real Estate ETF, SPDR FTSE/ Macquarie Global Infrastructure 100 ETF, SPDR MSCI ACWI ex-US ETF, SPDR Russell/ Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF: In addition to the normal risks associated with equity investing, narrowly focused investments and investments in smaller companies typically exhibit higher volatility and price fluctuation.

For all SPDR Index Shares Funds: International investments may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

In general, Fund shares can be expected to move up or down in value with the value of the applicable index. Although Fund shares may be bought and sold on the exchange through any brokerage account, Fund shares are not individually redeemable from the Fund. Investors may acquire Fund Shares and tender them for redemption through the Fund in Creation Unit Aggregations only. Please see the prospectus for more details.

The Funds are not sponsored, endorsed, sold, or promoted by Dow Jones & Company, Time Inc., FTSE International Limited, Macquarie Bank Limted, The London Stock Exchange Place, The Financial Times Limited, Morgan Stanley Capital International Inc., Russell Investment Group, Standard & Poor's and Wilshire Associates. Neither do these companies make any representation regarding the advisability of investing in the Funds. The Funds are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of NASD, SIPC, and the Boston Stock Exchange. References to State Street may include State Street Corporation and its affiliates. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested. The Funds pay State Street for its services as investment advisor, custodian, transfer agent and shareholder servicing agent.

Please read the prospectus carefully before you invest or send money.
(C)2008 State Street Corporation STISFSAR


For more complete information, please call 866.787.2257 or visit spdretfs.com today

ITEM 2. CODE OF ETHICS

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 6. SCHEDULE OF INVESTMENTS

A Schedule of Investments is included as a part report to shareholders filed under Item 1 of the Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable to the Registrant.

ITEM 11. CONTROLS AND PROCEDURES

(a) Within 90 days of the filing date of this Form N-CSR, James E. Ross, the Registrant's President and Chief Executive Officer, and Gary L. French, the Registrant's Treasurer and Chief Financial Officer, reviewed the Registrant's disclosure controls and procedures (the "Procedures") and evaluated their effectiveness. Based on the review, Messrs. Ross and French determined that the Procedures adequately ensure that information required to be disclosed by the Registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and regulations.

(b) In the Registrant's second fiscal quarter covered by this form N-CSR filing, there were no significant changes in the Registrant's internal controls or in other factors that have materially affected, or are reasonably likely to materially affect, its controls over financial reporting subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)(1) Not applicable to the Registrant; this Form N-CSR is a Semi-Annual
Report.

     (2) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

     (3) Not applicable

(b) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the 1940 Act and
Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR INDEX SHARES FUNDS

By:      /s/ James E. Ross
         -----------------------
         James E. Ross
         President and Chief Executive Officer

Date:    May 21, 2008
         -----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James E. Ross
         -----------------------
         James E. Ross
         President and Chief Executive Officer

Date:    May 21, 2008
         -----------------------


By:      /s/ Gary L. French
         -----------------------
         Gary L. French
         Treasurer and Chief Financial Officer

Date:    May 21, 2008
         -----------------------